American General

Life Companies

Variable Separate Account

American General Life Insurance Company

2020

Annual Report

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2	VALIC Company I Nasdaq-100 Index Fund	PVC SAM Strategic Growth Portfolio Class 1
American Funds IS Asset Allocation Fund Class 3	VALIC Company I Small Cap Index Fund	PVC SAM Strategic Growth Portfolio Class 2
American Funds IS Capital Income Builder Class 4	VALIC Company I Stock Index Fund	PVC Short-Term Income Account Class 1
American Funds IS Global Growth Fund Class 2 (16)	SAST SA Dogs of Wall Street Portfolio Class 2 (16)	PVC SmallCap Account Class 1
American Funds IS Growth Fund Class 2 (16)	SAST SA Dogs of Wall Street Portfolio Class 3	PVC SmallCap Account Class 2
American Funds IS Growth Fund Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1 (7)	SST SA Multi-Managed International Equity Portfolio Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 1 (13) (14) (17)	SAST SA Emerging Markets Equity Index Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 3 (13) (17)	SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (16)	SST SA Multi-Managed Large Cap Value Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class 1 (16)	SAST SA Federated Hermes Corporate Bond Portfolio Class 2 (16)	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class 2 (16)	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1 (1)	SST SA Multi-Managed Small Cap Portfolio Class 3
AST SA Wellington Capital Appreciation Portfolio Class 1 (14) (16)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
AST SA Wellington Capital Appreciation Portfolio Class 2 (16)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
AST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SST SA T. Rowe Price Growth Stock Portfolio Class 3
AST SA Wellington Government and Quality Bond Portfolio Class 1 (14) (15) (16)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1 (10)
AST SA Wellington Government and Quality Bond Portfolio Class 2 (16)	SAST SA Fixed Income Index Portfolio Class 1 (12)	SST SA Wellington Real Return Portfolio Class 3

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	SAST SA Fixed Income Index Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
BlackRock Global Allocation V.I. Fund Class III	SAST SA Fixed Income Intermediate Index Portfolio Class 1 (12)	SAST SA JPMorgan Emerging Markets Portfolio Class 2
Columbia VP Asset Allocation Fund Class 1 (13) (18)	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
Columbia VP Dividend Opportunity Fund Class 1	SAST SA Franklin Small Company Value Portfolio Class 1 (12)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (16)
Columbia VP Emerging Markets Bond Fund Class 2	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 2 (16)
Columbia VP Income Opportunities Fund Class 1	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1 (12)	SAST SA JPMorgan Equity-Income Portfolio Class 3
Columbia VP Large Cap Growth Fund Class 1	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3 (4)	SAST SA JPMorgan Global Equities Portfolio Class 1 (16)
FTVIP Franklin Allocation VIP Fund Class 1 (12)	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2 (16)
FTVIP Franklin Allocation VIP Fund Class 2	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
FTVIP Franklin Income VIP Fund Class 1 (5)	SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (16)
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 2 (16)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
Goldman Sachs VIT Government Money Market Fund Service Shares	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (16)
Invesco V.I. American Franchise Fund Series I (19)	SAST SA Goldman Sachs Global Bond Portfolio Class 1 (16)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2 (16)
Invesco V.I. American Franchise Fund Series II (16)	SAST SA Goldman Sachs Global Bond Portfolio Class 2 (16)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
Invesco V.I. Balanced-Risk Allocation Fund Series II	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1 (11)
Invesco V.I. Comstock Fund Series I (6)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
Ivy VIP Asset Strategy Class II	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1 (21)
Lord Abbett Bond Debenture Portfolio Class VC	SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3
Lord Abbett Fundamental Equity Portfolio Class VC	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1 (11)
Lord Abbett Growth and Income Portfolio Class VC (16)	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3
Morgan Stanley VIF Global Infrastructure Portfolio Class II	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1 (15) (16)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 2 (16)
PIMCO All Asset Portfolio Advisor Class	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
PIMCO Dynamic Bond Portfolio Advisor Class	SAST SA International Index Portfolio Class 1 (11)	SAST SA Legg Mason Tactical Opportunities Class 1
PIMCO Emerging Markets Bond Portfolio Advisor Class	SAST SA International Index Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3

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PVC Core Plus Bond Account Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 1 (16)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (16)
PVC Diversified International Account Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2 (16)	SAST SA MFS Blue Chip Growth Portfolio Class 2 (16)
PVC Equity Income Account Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
PVC Equity Income Account Class 2	SAST SA Invesco VCP Equity-Income Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (16)
PVC Government & High Quality Bond Account Class 1	SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2 (16)
PVC Income Account Class 1 (2) (13)	SAST SA Janus Focused Growth Portfolio Class 1 (15) (16)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
PVC Income Account Class 2 (2) (13)	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 1 (15) (16)
PVC Large Cap Growth Account I Class 1	SAST SA Janus Focused Growth Portfolio Class 3 (16)	SAST SA MFS Total Return Portfolio Class 2
PVC LargeCap Growth Account Class 1 (3) (13)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (16)	SAST SA MFS Total Return Portfolio Class 3 (16)
PVC LargeCap Growth Account Class 2 (3) (13)	SAST SA JPMorgan Diversified Balanced Portfolio Class 2 (16)	SAST SA Mid Cap Index Portfolio Class 1 (11)
PVC MidCap Account Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
PVC MidCap Account Class 2	VALIC Company I International Equities Index Fund	SAST SA Morgan Stanley International Equities Portfolio Class 1 (16)
PVC Principal Capital Appreciation Account Class 1	VALIC Company I International Socially Responsible Fund	SAST SA Morgan Stanley International Equities Portfolio Class 2 (16)
PVC Principal Capital Appreciation Account Class 2	VALIC Company I Mid Cap Index Fund	SAST SA Morgan Stanley International Equities Portfolio Class 3
PVC Real Estate Securities Account Class 1	American Funds IS Growth-Income Fund Class 2 (16)	SAST SA Invesco Main Street Large Cap Portfolio Class 1 (16)
SST SA Allocation Balanced Portfolio Class 1 (9)	American Funds IS Growth-Income Fund Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 2 (16)
SST SA Allocation Balanced Portfolio Class 3	American Funds IS High-Income Bond Fund Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 3
SST SA Allocation Growth Portfolio Class 1	American Funds IS International Fund Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1 (12)
SST SA Allocation Growth Portfolio Class 3	American Funds IS Ultra-Short Bond Fund Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	American Funds IS US Government/ AAA-Rated Securities Fund Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (16)
SST SA Allocation Moderate Growth Portfolio Class 3	AST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 2 (16)
SST SA Allocation Moderate Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 1 (14)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1 (15) (16)
SST SA Columbia Focused Value Portfolio Class 3	Columbia VP Limited Duration Credit Fund Class 2	SAST SA Putnam International Growth and Income Portfolio Class 2 (16)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	Columbia VP Loomis Sayles Growth Fund Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA AB Growth Portfolio Class 1 (14) (16)	Columbia VP Mid Cap Growth Opportunity Fund Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 1

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SAST SA AB Growth Portfolio Class 2 (16)	Columbia VP Overseas Core Fund Class 2	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA AB Growth Portfolio Class 3	Columbia VP Small Company Growth Fund Class 1	SAST SA Small Cap Index Portfolio Class 1 (11)
SAST SA AB Small & Mid Cap Value Portfolio Class 1 (7)	FTVIP Franklin Income VIP Fund Class 2	SAST SA Small Cap Index Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (16)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	Invesco V.I. Comstock Fund Series II (16)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	Invesco V.I. Growth and Income Fund Series I (7)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 1 (6)	Invesco V.I. Growth and Income Fund Series II (16)	SAST SA Templeton Foreign Value Portfolio Class 1 (22)
SAST SA American Funds Global Growth Portfolio Class 3	Lord Abbett Mid Cap Stock Portfolio Class VC	SAST SA Templeton Foreign Value Portfolio Class 2
SAST SA American Funds Growth Portfolio Class 1	Lord Abbett Short Duration Income Portfolio Class VC	SAST SA Templeton Foreign Value Portfolio Class 3 (16)
SAST SA American Funds Growth Portfolio Class 3	PIMCO Emerging Markets Bond Portfolio Institutional Class (12)	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 1	PIMCO Total Return Portfolio Advisor Class (8)	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	PIMCO Total Return Portfolio Institutional Class (4)	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	PVC Real Estate Securities Account Class 2	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	PVC SAM Balanced Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 1 (23)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (20)	PVC SAM Balanced Portfolio Class 2	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 1 (16)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	PVC SAM Conservative Balanced Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 2 (16)
SAST SA Columbia Technology Portfolio Class 1 (16)	PVC SAM Conservative Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 2 (16)	PVC SAM Conservative Growth Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 1 (15) (16)
SAST SA Columbia Technology Portfolio Class 3	PVC SAM Flexible Income Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 2 (16)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1 (12)	PVC SAM Flexible Income Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 1 (16)

(1)	For the periods May 1, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.
(2)	The PVC Income Account, in operation for the period January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Core Plus Bond Account, in operation for the periods June 7, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

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(3)	The PVC Large Cap Growth Account, in operation for the period January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation for the periods June 7, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.
(4)	For the periods October 7, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.
(5)	For the periods December 27, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(6)	For the periods June 20, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(7)	For the periods July 17, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(8)	For the periods October 07, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.
(9)	For the periods April 10, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(10)	For the periods October 9, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(11)	For the periods June 28, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.
(12)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(13)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.
(14)	On November 29, 2019 sub-accounts of Variable Annuity Account One merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 and January 1, 2020 to December 31, 2020 for the merged sub-accounts.
(15)	On November 29, 2019 sub-accounts of Variable Annuity Account Two merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 and January 1, 2020 to December 31, 2020 for the merged sub-accounts.
(16)	On November 29, 2019 sub-accounts of Variable Annuity Account Four merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 and January 1, 2020 to December 31, 2020 for the merged sub-accounts.
(17)	For the periods January 1, 2019 to December 31, 2019 and January 1, 2020 to January 31, 2020 (cessation of operations).
(18)	For the periods January 1, 2019 to December 31, 2019 and January 1, 2020 to April 24, 2020 (cessation of operations).
(19)	For the period July 13, 2020 to December 31, 2020.
(20)	For the period October 13, 2020 (commencement of operations) to December 31, 2020.
(21)	For the period May 26, 2020 to December 31, 2020.
(22)	For the period March 20, 2020 to December 31, 2020.
(23)	For the period September 21, 2020 to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the

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financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 23, 2021

We have served as the auditor of one or more of the sub-accounts of American General Life Insurance Company since at least 1994. We have not been able to determine the specific year we began serving as auditor.

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VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Sub-accounts	Investments at Fair Value	Due from (to) Company’s General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$58,193,929	$-	$58,193,929	$533,192	$57,660,737	$58,193,929
American Funds IS Asset Allocation Fund Class 3	32,680,405	-	32,680,405	725,188	31,955,217	32,680,405
American Funds IS Capital Income Builder Class 4	3,027,097	-	3,027,097	-	3,027,097	3,027,097
American Funds IS Global Growth Fund Class 2	201,838,643	-	201,838,643	2,295,563	199,543,080	201,838,643
American Funds IS Growth Fund Class 2	356,447,043	-	356,447,043	4,322,552	352,124,491	356,447,043
American Funds IS Growth Fund Class 3	278,777,631	-	278,777,631	10,135,077	268,642,554	278,777,631
American Funds IS Growth-Income Fund Class 2	274,750,351	-	274,750,351	3,243,314	271,507,037	274,750,351
American Funds IS Growth-Income Fund Class 3	153,747,600	-	153,747,600	4,885,514	148,862,086	153,747,600
American Funds IS High-Income Bond Fund Class 3	9,934,575	-	9,934,575	391,971	9,542,604	9,934,575
American Funds IS International Fund Class 3	24,715,792	-	24,715,792	691,251	24,024,541	24,715,792
American Funds IS Ultra-Short Bond Fund Class 3	4,302,394	-	4,302,394	74,155	4,228,239	4,302,394
American Funds IS US Government/AAA-Rated Securities Fund Class 3	10,298,390	-	10,298,390	133,970	10,164,420	10,298,390
AST SA PGI Asset Allocation Portfolio Class 1	85,200,999	-	85,200,999	2,877,733	82,323,266	85,200,999
AST SA PGI Asset Allocation Portfolio Class 2	11,490,791	-	11,490,791	129,921	11,360,870	11,490,791
AST SA PGI Asset Allocation Portfolio Class 3	43,397,674	-	43,397,674	87,451	43,310,223	43,397,674
AST SA Wellington Capital Appreciation Portfolio Class 1	510,908,666	-	510,908,666	7,371,042	503,537,624	510,908,666
AST SA Wellington Capital Appreciation Portfolio Class 2	63,951,978	-	63,951,978	1,276,463	62,675,515	63,951,978
AST SA Wellington Capital Appreciation Portfolio Class 3	653,285,491	-	653,285,491	2,431,638	650,853,853	653,285,491
AST SA Wellington Government and Quality Bond Portfolio Class 1	66,157,852	-	66,157,852	1,178,470	64,979,382	66,157,852
AST SA Wellington Government and Quality Bond Portfolio Class 2	22,783,188	-	22,783,188	365,421	22,417,767	22,783,188
AST SA Wellington Government and Quality Bond Portfolio Class 3	491,521,902	-	491,521,902	547,676	490,974,226	491,521,902
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	15,598,325	-	15,598,325	598,588	14,999,737	15,598,325
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	74,574,145	-	74,574,145	12,017	74,562,128	74,574,145
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	582,129	-	582,129	-	582,129	582,129
BlackRock Global Allocation V.I. Fund Class III	1,494,067	-	1,494,067	-	1,494,067	1,494,067
Columbia VP Dividend Opportunity Fund Class 1	1,699,543	-	1,699,543	-	1,699,543	1,699,543
Columbia VP Emerging Markets Bond Fund Class 2	88,055	-	88,055	-	88,055	88,055
Columbia VP Income Opportunities Fund Class 1	8,171,514	-	8,171,514	32,200	8,139,314	8,171,514
Columbia VP Large Cap Growth Fund Class 1	25,693,081	-	25,693,081	273,037	25,420,044	25,693,081
Columbia VP Limited Duration Credit Fund Class 2	263,707	-	263,707	-	263,707	263,707
Columbia VP Loomis Sayles Growth Fund Class 1	2,155,838	-	2,155,838	-	2,155,838	2,155,838
Columbia VP Mid Cap Growth Opportunity Fund Class 1	432,516	-	432,516	-	432,516	432,516
Columbia VP Overseas Core Fund Class 2	1,499,250	-	1,499,250	-	1,499,250	1,499,250
Columbia VP Small Company Growth Fund Class 1	1,103,108	-	1,103,108	-	1,103,108	1,103,108
FTVIP Franklin Allocation VIP Fund Class 2	39,396,348	-	39,396,348	6,940	39,389,408	39,396,348
FTVIP Franklin Income VIP Fund Class 1	1,015,682	-	1,015,682	-	1,015,682	1,015,682
FTVIP Franklin Income VIP Fund Class 2	121,158,096	-	121,158,096	169,352	120,988,744	121,158,096
FTVIP Franklin Strategic Income VIP Fund Class 2	917,225	-	917,225	-	917,225	917,225
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	74,316	-	74,316	-	74,316	74,316
Goldman Sachs VIT Government Money Market Fund Institutional Shares	11,946,893	-	11,946,893	524,412	11,422,481	11,946,893
Goldman Sachs VIT Government Money Market Fund Service Shares	259,222,008	-	259,222,008	229,025	258,992,983	259,222,008
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	621,809	-	621,809	-	621,809	621,809
Invesco V.I. American Franchise Fund Series I	9,081	-	9,081	-	9,081	9,081
Invesco V.I. American Franchise Fund Series II	55,417,796	-	55,417,796	237,150	55,180,646	55,417,796
Invesco V.I. Balanced-Risk Allocation Fund Series II	968,552	-	968,552	-	968,552	968,552
Invesco V.I. Comstock Fund Series I	73,083	-	73,083	-	73,083	73,083
Invesco V.I. Comstock Fund Series II	277,403,438	-	277,403,438	590,639	276,812,799	277,403,438
Invesco V.I. Growth and Income Fund Series I	964,744	-	964,744	-	964,744	964,744
Invesco V.I. Growth and Income Fund Series II	370,253,885	-	370,253,885	830,697	369,423,188	370,253,885
Ivy VIP Asset Strategy Class II	455,677	-	455,677	-	455,677	455,677
Lord Abbett Bond Debenture Portfolio Class VC	1,479,572	-	1,479,572	-	1,479,572	1,479,572
Lord Abbett Fundamental Equity Portfolio Class VC	132,130	-	132,130	-	132,130	132,130
Lord Abbett Growth and Income Portfolio Class VC	165,768,678	-	165,768,678	569,146	165,199,532	165,768,678
Lord Abbett Mid Cap Stock Portfolio Class VC	12,150,405	-	12,150,405	41,798	12,108,607	12,150,405
Lord Abbett Short Duration Income Portfolio Class VC	2,732,661	-	2,732,661	-	2,732,661	2,732,661
Morgan Stanley VIF Global Infrastructure Portfolio Class II	814,429	-	814,429	-	814,429	814,429
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	703,308	-	703,308	-	703,308	703,308
PIMCO All Asset Portfolio Advisor Class	57,582	-	57,582	-	57,582	57,582
PIMCO Dynamic Bond Portfolio Advisor Class	1,388,728	-	1,388,728	-	1,388,728	1,388,728
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,189,174	-	1,189,174	-	1,189,174	1,189,174
PIMCO Total Return Portfolio Advisor Class	73,446,615	-	73,446,615	-	73,446,615	73,446,615
PIMCO Total Return Portfolio Institutional Class	290,528	-	290,528	-	290,528	290,528
PVC Core Plus Bond Account Class 1	5,057,627	-	5,057,627	69,165	4,988,462	5,057,627
PVC Diversified International Account Class 1	1,079,805	-	1,079,805	48,984	1,030,821	1,079,805
PVC Equity Income Account Class 1	10,882,228	-	10,882,228	112,741	10,769,487	10,882,228
PVC Equity Income Account Class 2	6,733,920	-	6,733,920	-	6,733,920	6,733,920
PVC Government & High Quality Bond Account Class 1	2,474,440	-	2,474,440	6,583	2,467,857	2,474,440
PVC Large Cap Growth Account I Class 1	1,455,002	-	1,455,002	-	1,455,002	1,455,002
PVC MidCap Account Class 1	2,085,728	-	2,085,728	6,585	2,079,143	2,085,728
PVC MidCap Account Class 2	659,919	-	659,919	-	659,919	659,919

The accompanying Notes to Financial Statements are an integral part of this statement.

1

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Sub-accounts	Investments at Fair Value	Due from (to) Company’s General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC Principal Capital Appreciation Account Class 1	$10,837,920	$-	$10,837,920	$132,731	$10,705,189	$10,837,920
PVC Principal Capital Appreciation Account Class 2	2,252,487	-	2,252,487	-	2,252,487	2,252,487
PVC Real Estate Securities Account Class 1	405,433	-	405,433	-	405,433	405,433
PVC Real Estate Securities Account Class 2	244,619	-	244,619	-	244,619	244,619
PVC SAM Balanced Portfolio Class 1	26,485,143	-	26,485,143	10,269	26,474,874	26,485,143
PVC SAM Balanced Portfolio Class 2	24,415,780	-	24,415,780	39,871	24,375,909	24,415,780
PVC SAM Conservative Balanced Portfolio Class 1	2,546,620	-	2,546,620	86,641	2,459,979	2,546,620
PVC SAM Conservative Balanced Portfolio Class 2	2,793,092	-	2,793,092	156,717	2,636,375	2,793,092
PVC SAM Conservative Growth Portfolio Class 1	13,693,181	-	13,693,181	28,400	13,664,781	13,693,181
PVC SAM Conservative Growth Portfolio Class 2	13,035,949	-	13,035,949	596,353	12,439,596	13,035,949
PVC SAM Flexible Income Portfolio Class 1	4,694,975	-	4,694,975	21,813	4,673,162	4,694,975
PVC SAM Flexible Income Portfolio Class 2	4,934,327	-	4,934,327	58,872	4,875,455	4,934,327
PVC SAM Strategic Growth Portfolio Class 1	3,146,040	-	3,146,040	25,913	3,120,127	3,146,040
PVC SAM Strategic Growth Portfolio Class 2	5,830,863	-	5,830,863	-	5,830,863	5,830,863
PVC Short-Term Income Account Class 1	1,957,168	-	1,957,168	26,422	1,930,746	1,957,168
PVC SmallCap Account Class 1	576,385	-	576,385	1,497	574,888	576,385
PVC SmallCap Account Class 2	320,763	-	320,763	-	320,763	320,763
SST SA Allocation Balanced Portfolio Class 1	135,825	-	135,825	-	135,825	135,825
SST SA Allocation Balanced Portfolio Class 3	156,545,351	-	156,545,351	35,666	156,509,685	156,545,351
SST SA Allocation Growth Portfolio Class 1	219,999	-	219,999	-	219,999	219,999
SST SA Allocation Growth Portfolio Class 3	197,933,477	-	197,933,477	-	197,933,477	197,933,477
SST SA Allocation Moderate Growth Portfolio Class 1	250,466	-	250,466	-	250,466	250,466
SST SA Allocation Moderate Growth Portfolio Class 3	234,850,916	-	234,850,916	23,164	234,827,752	234,850,916
SST SA Allocation Moderate Portfolio Class 1	114,824	-	114,824	-	114,824	114,824
SST SA Allocation Moderate Portfolio Class 3	199,776,578	-	199,776,578	26,528	199,750,050	199,776,578
SST SA Columbia Focused Value Portfolio Class 3	141,815	-	141,815	-	141,815	141,815
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	173,797	-	173,797	-	173,797	173,797
SST SA Multi-Managed International Equity Portfolio Class 3	456,535	-	456,535	-	456,535	456,535
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	664,303	-	664,303	-	664,303	664,303
SST SA Multi-Managed Large Cap Value Portfolio Class 3	207,849	-	207,849	-	207,849	207,849
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	331,912	-	331,912	-	331,912	331,912
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	331,011	-	331,011	-	331,011	331,011
SST SA Multi-Managed Small Cap Portfolio Class 3	248,212	-	248,212	-	248,212	248,212
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	258,736	-	258,736	-	258,736	258,736
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	79,970,194	-	79,970,194	-	79,970,194	79,970,194
SST SA T. Rowe Price Growth Stock Portfolio Class 3	550,862	-	550,862	-	550,862	550,862
SST SA Wellington Real Return Portfolio Class 1	89,914	-	89,914	-	89,914	89,914
SST SA Wellington Real Return Portfolio Class 3	281,243,517	-	281,243,517	86,146	281,157,371	281,243,517
SAST SA AB Growth Portfolio Class 1	484,973,886	-	484,973,886	7,195,451	477,778,435	484,973,886
SAST SA AB Growth Portfolio Class 2	57,309,849	-	57,309,849	385,513	56,924,336	57,309,849
SAST SA AB Growth Portfolio Class 3	434,336,876	-	434,336,876	1,976,867	432,360,009	434,336,876
SAST SA AB Small & Mid Cap Value Portfolio Class 1	260,448	-	260,448	-	260,448	260,448
SAST SA AB Small & Mid Cap Value Portfolio Class 2	9,905,755	-	9,905,755	55,964	9,849,791	9,905,755
SAST SA AB Small & Mid Cap Value Portfolio Class 3	339,970,634	-	339,970,634	565,997	339,404,637	339,970,634
SAST SA American Funds Asset Allocation Portfolio Class 1	7,205,548	-	7,205,548	-	7,205,548	7,205,548
SAST SA American Funds Asset Allocation Portfolio Class 3	1,315,299,702	-	1,315,299,702	311,188	1,314,988,514	1,315,299,702
SAST SA American Funds Global Growth Portfolio Class 1	355,503	-	355,503	-	355,503	355,503
SAST SA American Funds Global Growth Portfolio Class 3	390,560,649	-	390,560,649	477,996	390,082,653	390,560,649
SAST SA American Funds Growth Portfolio Class 1	703,646	-	703,646	-	703,646	703,646
SAST SA American Funds Growth Portfolio Class 3	505,024,430	-	505,024,430	678,682	504,345,748	505,024,430
SAST SA American Funds Growth-Income Portfolio Class 1	566,945	-	566,945	-	566,945	566,945
SAST SA American Funds Growth-Income Portfolio Class 3	294,885,882	-	294,885,882	521,998	294,363,884	294,885,882
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	255,238	-	255,238	-	255,238	255,238
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,831,250,710	-	1,831,250,710	195,437	1,831,055,273	1,831,250,710
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,687,779	-	2,687,779	-	2,687,779	2,687,779
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	15,820	-	15,820	-	15,820	15,820
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	718,600,536	-	718,600,536	5,983	718,594,553	718,600,536
SAST SA Columbia Technology Portfolio Class 1	20,114,667	-	20,114,667	39,342	20,075,325	20,114,667
SAST SA Columbia Technology Portfolio Class 2	6,740,171	-	6,740,171	-	6,740,171	6,740,171
SAST SA Columbia Technology Portfolio Class 3	100,654,514	-	100,654,514	707,435	99,947,079	100,654,514
SAST SA DFA Ultra Short Bond Portfolio Class 1	26,367,723	-	26,367,723	1,260,806	25,106,917	26,367,723
SAST SA DFA Ultra Short Bond Portfolio Class 2	9,250,346	-	9,250,346	680,552	8,569,794	9,250,346
SAST SA DFA Ultra Short Bond Portfolio Class 3	186,228,871	-	186,228,871	2,205,072	184,023,799	186,228,871
SAST SA Dogs of Wall Street Portfolio Class 1	25,471,589	-	25,471,589	497,009	24,974,580	25,471,589
SAST SA Dogs of Wall Street Portfolio Class 2	5,455,665	-	5,455,665	128,348	5,327,317	5,455,665
SAST SA Dogs of Wall Street Portfolio Class 3	140,064,294	-	140,064,294	10,676	140,053,618	140,064,294
SAST SA Emerging Markets Equity Index Portfolio Class 1	54,440	-	54,440	-	54,440	54,440
SAST SA Emerging Markets Equity Index Portfolio Class 3	4,965,623	-	4,965,623	-	4,965,623	4,965,623

The accompanying Notes to Financial Statements are an integral part of this statement.

2

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Sub-accounts	Investments at Fair Value	Due from (to) Company’s General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	$54,423,746	$-	$54,423,746	$683,091	$53,740,655	$54,423,746
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	17,417,780	-	17,417,780	407,734	17,010,046	17,417,780
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	669,007,576	$-	669,007,576	662,140	668,345,436	669,007,576
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	220,030	-	220,030	-	220,030	220,030
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,923,039	-	2,923,039	-	2,923,039	2,923,039
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	16,881,043	-	16,881,043	333,665	16,547,378	16,881,043
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	4,197,208	-	4,197,208	8,312	4,188,896	4,197,208
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	149,769,614	-	149,769,614	235,685	149,533,929	149,769,614
SAST SA Fixed Income Index Portfolio Class 3	50,853,686	-	50,853,686	81,013	50,772,673	50,853,686
SAST SA Fixed Income Intermediate Index Portfolio Class 3	27,805,299	-	27,805,299	46,434	27,758,865	27,805,299
SAST SA Franklin Small Company Value Portfolio Class 3	145,226,411	-	145,226,411	64,069	145,162,342	145,226,411
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	1,746,447	-	1,746,447	-	1,746,447	1,746,447
SAST SA Global Index Allocation 60/40 Portfolio Class 1	123,562	-	123,562	-	123,562	123,562
SAST SA Global Index Allocation 60/40 Portfolio Class 3	50,439,709	-	50,439,709	-	50,439,709	50,439,709
SAST SA Global Index Allocation 75/25 Portfolio Class 1	108,504	-	108,504	-	108,504	108,504
SAST SA Global Index Allocation 75/25 Portfolio Class 3	44,860,171	-	44,860,171	-	44,860,171	44,860,171
SAST SA Global Index Allocation 90/10 Portfolio Class 1	2,879,426	-	2,879,426	-	2,879,426	2,879,426
SAST SA Global Index Allocation 90/10 Portfolio Class 3	170,618,894	-	170,618,894	-	170,618,894	170,618,894
SAST SA Goldman Sachs Global Bond Portfolio Class 1	20,210,493	-	20,210,493	194,676	20,015,817	20,210,493
SAST SA Goldman Sachs Global Bond Portfolio Class 2	4,905,058	-	4,905,058	96,591	4,808,467	4,905,058
SAST SA Goldman Sachs Global Bond Portfolio Class 3	223,898,433	-	223,898,433	125,357	223,773,076	223,898,433
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	7,466	-	7,466	-	7,466	7,466
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	21,698,611	-	21,698,611	-	21,698,611	21,698,611
SAST SA Index Allocation 60/40 Portfolio Class 1	400,576	-	400,576	-	400,576	400,576
SAST SA Index Allocation 60/40 Portfolio Class 3	147,252,762	-	147,252,762	-	147,252,762	147,252,762
SAST SA Index Allocation 80/20 Portfolio Class 1	2,372,599	-	2,372,599	-	2,372,599	2,372,599
SAST SA Index Allocation 80/20 Portfolio Class 3	267,057,432	-	267,057,432	55,273	267,002,159	267,057,432
SAST SA Index Allocation 90/10 Portfolio Class 1	4,527,135	-	4,527,135	-	4,527,135	4,527,135
SAST SA Index Allocation 90/10 Portfolio Class 3	765,969,462	-	765,969,462	-	765,969,462	765,969,462
SAST SA International Index Portfolio Class 1	1,028,607	-	1,028,607	-	1,028,607	1,028,607
SAST SA International Index Portfolio Class 3	9,744,596	-	9,744,596	-	9,744,596	9,744,596
SAST SA Invesco Growth Opportunities Portfolio Class 1	10,816,323	-	10,816,323	66,400	10,749,923	10,816,323
SAST SA Invesco Growth Opportunities Portfolio Class 2	4,135,294	-	4,135,294	105,602	4,029,692	4,135,294
SAST SA Invesco Growth Opportunities Portfolio Class 3	128,988,059	-	128,988,059	69,926	128,918,133	128,988,059
SAST SA Invesco Main Street Large Cap Portfolio Class 1	25,650,907	-	25,650,907	552,521	25,098,386	25,650,907
SAST SA Invesco Main Street Large Cap Portfolio Class 2	3,746,158	-	3,746,158	54,029	3,692,129	3,746,158
SAST SA Invesco Main Street Large Cap Portfolio Class 3	62,535,157	-	62,535,157	177,174	62,357,983	62,535,157
SAST SA Invesco VCP Equity-Income Portfolio Class 1	351,520	-	351,520	-	351,520	351,520
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,248,460,253	-	1,248,460,253	89,736	1,248,370,517	1,248,460,253
SAST SA Janus Focused Growth Portfolio Class 1	16,341,404	-	16,341,404	327,961	16,013,443	16,341,404
SAST SA Janus Focused Growth Portfolio Class 2	11,052,230	-	11,052,230	122,775	10,929,455	11,052,230
SAST SA Janus Focused Growth Portfolio Class 3	124,859,828	-	124,859,828	85,618	124,774,210	124,859,828
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	48,818,655	-	48,818,655	562,355	48,256,300	48,818,655
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	11,702,420	-	11,702,420	131,349	11,571,071	11,702,420
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	160,520,047	-	160,520,047	96,535	160,423,512	160,520,047
SAST SA JPMorgan Emerging Markets Portfolio Class 1	18,907,131	-	18,907,131	150,200	18,756,931	18,907,131
SAST SA JPMorgan Emerging Markets Portfolio Class 2	3,327,141	-	3,327,141	32,060	3,295,081	3,327,141
SAST SA JPMorgan Emerging Markets Portfolio Class 3	109,265,509	-	109,265,509	149,984	109,115,525	109,265,509
SAST SA JPMorgan Equity-Income Portfolio Class 1	115,656,661	-	115,656,661	1,622,884	114,033,777	115,656,661
SAST SA JPMorgan Equity-Income Portfolio Class 2	9,529,882	-	9,529,882	117,597	9,412,285	9,529,882
SAST SA JPMorgan Equity-Income Portfolio Class 3	147,195,917	-	147,195,917	359,384	146,836,533	147,195,917
SAST SA JPMorgan Global Equities Portfolio Class 1	35,885,305	-	35,885,305	341,908	35,543,397	35,885,305
SAST SA JPMorgan Global Equities Portfolio Class 2	3,189,923	-	3,189,923	50,173	3,139,750	3,189,923
SAST SA JPMorgan Global Equities Portfolio Class 3	31,928,957	-	31,928,957	67,288	31,861,669	31,928,957
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	43,561,320	-	43,561,320	404,488	43,156,832	43,561,320
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	8,179,522	-	8,179,522	129,986	8,049,536	8,179,522
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	679,970,837	-	679,970,837	262,022	679,708,815	679,970,837
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	51,180,962	-	51,180,962	863,710	50,317,252	51,180,962
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	19,320,337	-	19,320,337	83,168	19,237,169	19,320,337
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	156,629,503	-	156,629,503	166,937	156,462,566	156,629,503
SAST SA Large Cap Growth Index Portfolio Class 1	706,297	-	706,297	-	706,297	706,297
SAST SA Large Cap Growth Index Portfolio Class 3	13,324,788	-	13,324,788	-	13,324,788	13,324,788
SAST SA Large Cap Index Portfolio Class 1	1,370,570	-	1,370,570	-	1,370,570	1,370,570
SAST SA Large Cap Index Portfolio Class 3	29,679,013	-	29,679,013	50,782	29,628,231	29,679,013
SAST SA Large Cap Value Index Portfolio Class 1	490,352	-	490,352	-	490,352	490,352
SAST SA Large Cap Value Index Portfolio Class 3	10,311,984	-	10,311,984	-	10,311,984	10,311,984
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	287,806,375	-	287,806,375	3,357,389	284,448,986	287,806,375
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	41,053,801	-	41,053,801	370,038	40,683,763	41,053,801

The accompanying Notes to Financial Statements are an integral part of this statement.

3

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Sub-accounts	Investments at Fair Value	Due from (to) Company’s General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	$353,274,697	$-	$353,274,697	$723,123	$352,551,574	$353,274,697
SAST SA Legg Mason Tactical Opportunities Class 1	36,114	-	36,114	-	36,114	36,114
SAST SA Legg Mason Tactical Opportunities Class 3	51,712,492	-	51,712,492	-	51,712,492	51,712,492
SAST SA MFS Blue Chip Growth Portfolio Class 1	9,800,833	-	9,800,833	75,576	9,725,257	9,800,833
SAST SA MFS Blue Chip Growth Portfolio Class 2	3,672,812	-	3,672,812	-	3,672,812	3,672,812
SAST SA MFS Blue Chip Growth Portfolio Class 3	107,426,719	-	107,426,719	180,453	107,246,266	107,426,719
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	48,040,815	-	48,040,815	865,587	47,175,228	48,040,815
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	7,917,379	-	7,917,379	56,637	7,860,742	7,917,379
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	227,162,662	-	227,162,662	140,934	227,021,728	227,162,662
SAST SA MFS Total Return Portfolio Class 1	103,562,085	-	103,562,085	1,069,126	102,492,959	103,562,085
SAST SA MFS Total Return Portfolio Class 2	22,739,885	-	22,739,885	174,134	22,565,751	22,739,885
SAST SA MFS Total Return Portfolio Class 3	196,539,083	-	196,539,083	698,003	195,841,080	196,539,083
SAST SA Mid Cap Index Portfolio Class 1	59,516	-	59,516	-	59,516	59,516
SAST SA Mid Cap Index Portfolio Class 3	17,620,112	-	17,620,112	1,333	17,618,779	17,620,112
SAST SA Morgan Stanley International Equities Portfolio Class 1	25,662,058	-	25,662,058	407,284	25,254,774	25,662,058
SAST SA Morgan Stanley International Equities Portfolio Class 2	9,014,017	-	9,014,017	70,431	8,943,586	9,014,017
SAST SA Morgan Stanley International Equities Portfolio Class 3	108,013,336	-	108,013,336	84,027	107,929,309	108,013,336
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,152,027,244	-	1,152,027,244	82,045	1,151,945,199	1,152,027,244
SAST SA PineBridge High-Yield Bond Portfolio Class 1	35,528,112	-	35,528,112	442,893	35,085,219	35,528,112
SAST SA PineBridge High-Yield Bond Portfolio Class 2	7,207,823	-	7,207,823	104,054	7,103,769	7,207,823
SAST SA PineBridge High-Yield Bond Portfolio Class 3	91,875,184	-	91,875,184	239,509	91,635,675	91,875,184
SAST SA Putnam International Growth and Income Portfolio Class 1	21,003,045	-	21,003,045	196,519	20,806,526	21,003,045
SAST SA Putnam International Growth and Income Portfolio Class 2	4,408,176	-	4,408,176	19,069	4,389,107	4,408,176
SAST SA Putnam International Growth and Income Portfolio Class 3	86,782,737	-	86,782,737	130,025	86,652,712	86,782,737
SAST SA Schroders VCP Global Allocation Portfolio Class 1	198,522	-	198,522	-	198,522	198,522
SAST SA Schroders VCP Global Allocation Portfolio Class 3	530,611,542	-	530,611,542	16,179	530,595,363	530,611,542
SAST SA Small Cap Index Portfolio Class 1	62,162	-	62,162	-	62,162	62,162
SAST SA Small Cap Index Portfolio Class 3	16,100,480	-	16,100,480	-	16,100,480	16,100,480
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	367,185	-	367,185	-	367,185	367,185
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	287,192,895	-	287,192,895	-	287,192,895	287,192,895
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	96,545	-	96,545	-	96,545	96,545
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,345,249,965	-	1,345,249,965	93,671	1,345,156,294	1,345,249,965
SAST SA Templeton Foreign Value Portfolio Class 1	48,517	-	48,517	-	48,517	48,517
SAST SA Templeton Foreign Value Portfolio Class 2	9,562,305	-	9,562,305	122,402	9,439,903	9,562,305
SAST SA Templeton Foreign Value Portfolio Class 3	321,524,141	-	321,524,141	270,205	321,253,936	321,524,141
SAST SA VCP Dynamic Allocation Portfolio Class 1	263,683	-	263,683	-	263,683	263,683
SAST SA VCP Dynamic Allocation Portfolio Class 3	8,647,437,517	-	8,647,437,517	1,745,048	8,645,692,469	8,647,437,517
SAST SA VCP Dynamic Strategy Portfolio Class 1	200,804	-	200,804	-	200,804	200,804
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,410,012,413	-	5,410,012,413	985,561	5,409,026,852	5,410,012,413
SAST SA VCP Index Allocation Portfolio Class 1	62,882	-	62,882	-	62,882	62,882
SAST SA VCP Index Allocation Portfolio Class 3	366,609,483	-	366,609,483	20,656	366,588,827	366,609,483
SAST SA WellsCap Aggressive Growth Portfolio Class 1	43,243,284	-	43,243,284	885,927	42,357,357	43,243,284
SAST SA WellsCap Aggressive Growth Portfolio Class 2	4,612,156	-	4,612,156	-	4,612,156	4,612,156
SAST SA WellsCap Aggressive Growth Portfolio Class 3	57,075,679	-	57,075,679	2,843	57,072,836	57,075,679
VALIC Company I International Equities Index Fund	5,002,670	-	5,002,670	-	5,002,670	5,002,670
VALIC Company I International Socially Responsible Fund	1,317,149	-	1,317,149	-	1,317,149	1,317,149
VALIC Company I Mid Cap Index Fund	4,725,038	-	4,725,038	-	4,725,038	4,725,038
VALIC Company I Nasdaq-100 Index Fund	4,669,986	-	4,669,986	-	4,669,986	4,669,986
VALIC Company I Small Cap Index Fund	3,367,947	-	3,367,947	-	3,367,947	3,367,947
VALIC Company I Stock Index Fund	13,363,680	-	13,363,680	-	13,363,680	13,363,680

The accompanying Notes to Financial Statements are an integral part of this statement.

4

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2020

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	2,220,295	$26.21	$58,193,929	$47,883,871	1
American Funds IS Asset Allocation Fund Class 3	1,231,828	26.53	32,680,405	26,547,323	1
American Funds IS Capital Income Builder Class 4	278,995	10.85	3,027,097	2,745,815	1
American Funds IS Global Growth Fund Class 2	4,956,745	40.72	201,838,643	135,439,027	1
American Funds IS Growth Fund Class 2	2,991,080	119.17	356,447,043	212,811,983	1
American Funds IS Growth Fund Class 3	2,301,475	121.13	278,777,631	163,630,669	1
American Funds IS Growth-Income Fund Class 2	5,026,534	54.66	274,750,351	232,802,608	1
American Funds IS Growth-Income Fund Class 3	2,770,726	55.49	153,747,600	128,165,364	1
American Funds IS High-Income Bond Fund Class 3	1,009,611	9.84	9,934,575	10,110,412	1
American Funds IS International Fund Class 3	1,043,301	23.69	24,715,792	19,901,657	1
American Funds IS Ultra-Short Bond Fund Class 3	386,906	11.12	4,302,394	4,313,212	1
American Funds IS US Government/AAA-Rated Securities Fund Class 3	787,941	13.07	10,298,390	9,935,897	1
AST SA PGI Asset Allocation Portfolio Class 1	5,803,883	14.68	85,200,999	81,008,850	1
AST SA PGI Asset Allocation Portfolio Class 2	783,285	14.67	11,490,791	10,576,969	1
AST SA PGI Asset Allocation Portfolio Class 3	2,984,709	14.54	43,397,674	41,224,015	1
AST SA Wellington Capital Appreciation Portfolio Class 1	7,884,393	64.80	510,908,666	343,371,846	1
AST SA Wellington Capital Appreciation Portfolio Class 2	1,059,860	60.34	63,951,978	43,047,645	1
AST SA Wellington Capital Appreciation Portfolio Class 3	11,361,487	57.50	653,285,491	474,976,421	1
AST SA Wellington Government and Quality Bond Portfolio Class 1	4,101,541	16.13	66,157,852	62,755,101	1
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,408,108	16.18	22,783,188	21,497,882	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	30,548,285	16.09	491,521,902	471,798,138	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,593,292	9.79	15,598,325	12,503,021	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,664,352	9.73	74,574,145	64,626,852	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	42,647	13.65	582,129	450,599	1
BlackRock Global Allocation V.I. Fund Class III	91,717	16.29	1,494,067	1,294,798	1
Columbia VP Dividend Opportunity Fund Class 1	56,784	29.93	1,699,543	834,538	1
Columbia VP Emerging Markets Bond Fund Class 2	8,841	9.96	88,055	88,628	1
Columbia VP Income Opportunities Fund Class 1	1,059,859	7.71	8,171,514	7,997,458	1
Columbia VP Large Cap Growth Fund Class 1	871,543	29.48	25,693,081	11,413,157	1
Columbia VP Limited Duration Credit Fund Class 2	26,344	10.01	263,707	247,702	1
Columbia VP Loomis Sayles Growth Fund Class 1	43,517	49.54	2,155,838	996,562	1
Columbia VP Mid Cap Growth Opportunity Fund Class 1	9,620	44.96	432,516	164,958	1
Columbia VP Overseas Core Fund Class 2	106,405	14.09	1,499,250	1,321,418	1
Columbia VP Small Company Growth Fund Class 1	36,807	29.97	1,103,108	589,103	1
FTVIP Franklin Allocation VIP Fund Class 2	7,255,313	5.43	39,396,348	44,613,783	1
FTVIP Franklin Income VIP Fund Class 1	64,900	15.65	1,015,682	1,051,460	1
FTVIP Franklin Income VIP Fund Class 2	8,055,724	15.04	121,158,096	121,423,580	1
FTVIP Franklin Strategic Income VIP Fund Class 2	88,535	10.36	917,225	940,294	1
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	5,903	12.59	74,316	70,112	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	11,946,893	1.00	11,946,893	11,946,893	1
Goldman Sachs VIT Government Money Market Fund Service Shares	259,222,008	1.00	259,222,008	259,222,014	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	66,009	9.42	621,809	598,128	1
Invesco V.I. American Franchise Fund Series I	102	89.10	9,081	7,947	1
Invesco V.I. American Franchise Fund Series II	657,310	84.31	55,417,796	43,415,202	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	94,126	10.29	968,552	983,339	1
Invesco V.I. Comstock Fund Series I	4,531	16.13	73,083	65,765	1
Invesco V.I. Comstock Fund Series II	17,262,193	16.07	277,403,438	279,970,575	1
Invesco V.I. Growth and Income Fund Series I	51,535	18.72	964,744	978,271	1
Invesco V.I. Growth and Income Fund Series II	19,799,673	18.70	370,253,885	364,994,764	1
Ivy VIP Asset Strategy Class II	43,637	10.44	455,677	382,548	1
Lord Abbett Bond Debenture Portfolio Class VC	118,461	12.49	1,479,572	1,439,435	1
Lord Abbett Fundamental Equity Portfolio Class VC	7,955	16.61	132,130	126,504	1
Lord Abbett Growth and Income Portfolio Class VC	4,744,381	34.94	165,768,678	149,523,147	1
Lord Abbett Mid Cap Stock Portfolio Class VC	504,375	24.09	12,150,405	10,508,645	1
Lord Abbett Short Duration Income Portfolio Class VC	190,828	14.32	2,732,661	2,716,610	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	105,770	7.70	814,429	787,034	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	68,216	10.31	703,308	646,644	1
PIMCO All Asset Portfolio Advisor Class	5,137	11.21	57,582	53,351	1
PIMCO Dynamic Bond Portfolio Advisor Class	131,136	10.59	1,388,728	1,350,319	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	88,480	13.44	1,189,174	1,127,593	1
PIMCO Total Return Portfolio Advisor Class	6,337,068	11.59	73,446,615	72,352,740	1
PIMCO Total Return Portfolio Institutional Class	25,067	11.59	290,528	285,662	1
PVC Core Plus Bond Account Class 1	416,266	12.15	5,057,627	4,821,961	1
PVC Diversified International Account Class 1	60,766	17.77	1,079,805	652,655	1
PVC Equity Income Account Class 1	381,297	28.54	10,882,228	8,142,593	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

5

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2020

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC Equity Income Account Class 2	238,285	$28.26	$6,733,920	$4,648,889	1
PVC Government & High Quality Bond Account Class 1	251,723	9.83	2,474,440	2,520,903	1
PVC Large Cap Growth Account I Class 1	30,025	48.46	1,455,002	1,086,152	1
PVC MidCap Account Class 1	32,748	63.69	2,085,728	1,757,107	1
PVC MidCap Account Class 2	10,462	63.08	659,919	558,514	1
PVC Principal Capital Appreciation Account Class 1	315,974	34.30	10,837,920	7,649,452	1
PVC Principal Capital Appreciation Account Class 2	66,622	33.81	2,252,487	1,568,283	1
PVC Real Estate Securities Account Class 1	21,216	19.11	405,433	394,432	1
PVC Real Estate Securities Account Class 2	12,767	19.16	244,619	236,284	1
PVC SAM Balanced Portfolio Class 1	1,604,188	16.51	26,485,143	23,879,870	1
PVC SAM Balanced Portfolio Class 2	1,498,820	16.29	24,415,780	22,432,980	1
PVC SAM Conservative Balanced Portfolio Class 1	198,955	12.80	2,546,620	2,385,139	1
PVC SAM Conservative Balanced Portfolio Class 2	221,498	12.61	2,793,092	2,631,089	1
PVC SAM Conservative Growth Portfolio Class 1	629,572	21.75	13,693,181	11,044,526	1
PVC SAM Conservative Growth Portfolio Class 2	609,157	21.40	13,035,949	10,819,824	1
PVC SAM Flexible Income Portfolio Class 1	366,509	12.81	4,694,975	4,538,759	1
PVC SAM Flexible Income Portfolio Class 2	389,757	12.66	4,934,327	4,863,991	1
PVC SAM Strategic Growth Portfolio Class 1	130,163	24.17	3,146,040	2,356,340	1
PVC SAM Strategic Growth Portfolio Class 2	244,994	23.80	5,830,863	4,656,143	1
PVC Short-Term Income Account Class 1	752,757	2.60	1,957,168	1,923,424	1
PVC SmallCap Account Class 1	33,394	17.26	576,385	490,904	1
PVC SmallCap Account Class 2	18,682	17.17	320,763	274,489	1
SST SA Allocation Balanced Portfolio Class 1	12,647	10.74	135,825	131,446	1
SST SA Allocation Balanced Portfolio Class 3	14,562,358	10.75	156,545,351	153,300,361	1
SST SA Allocation Growth Portfolio Class 1	13,197	16.67	219,999	191,218	1
SST SA Allocation Growth Portfolio Class 3	11,945,291	16.57	197,933,477	165,708,124	1
SST SA Allocation Moderate Growth Portfolio Class 1	20,683	12.11	250,466	212,291	1
SST SA Allocation Moderate Growth Portfolio Class 3	19,441,301	12.08	234,850,916	213,361,909	1
SST SA Allocation Moderate Portfolio Class 1	9,482	12.11	114,824	92,104	1
SST SA Allocation Moderate Portfolio Class 3	16,537,796	12.08	199,776,578	182,664,269	1
SST SA Columbia Focused Value Portfolio Class 3	6,696	21.18	141,815	127,282	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,599	12.78	173,797	161,493	1
SST SA Multi-Managed International Equity Portfolio Class 3	46,349	9.85	456,535	408,901	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	32,952	20.16	664,303	532,194	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,958	16.04	207,849	203,429	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	13,224	25.10	331,912	218,515	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,414	17.05	331,011	312,908	1
SST SA Multi-Managed Small Cap Portfolio Class 3	17,579	14.12	248,212	235,345	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,654	13.87	258,736	230,178	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,794,942	13.80	79,970,194	69,454,853	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	18,541	29.71	550,862	422,207	1
SST SA Wellington Real Return Portfolio Class 1	8,571	10.49	89,914	85,050	1
SST SA Wellington Real Return Portfolio Class 3	27,068,673	10.39	281,243,517	263,048,731	1
SAST SA AB Growth Portfolio Class 1	7,759,582	62.50	484,973,886	338,354,097	1
SAST SA AB Growth Portfolio Class 2	928,546	61.72	57,309,849	40,861,604	1
SAST SA AB Growth Portfolio Class 3	7,163,729	60.63	434,336,876	323,405,052	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	17,421	14.95	260,448	224,494	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	663,036	14.94	9,905,755	10,621,751	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	22,986,520	14.79	339,970,634	326,310,936	1
SAST SA American Funds Asset Allocation Portfolio Class 1	436,171	16.52	7,205,548	6,272,489	1
SAST SA American Funds Asset Allocation Portfolio Class 3	79,908,852	16.46	1,315,299,702	1,151,919,813	1
SAST SA American Funds Global Growth Portfolio Class 1	26,830	13.25	355,503	324,724	1
SAST SA American Funds Global Growth Portfolio Class 3	29,476,275	13.25	390,560,649	326,992,412	1
SAST SA American Funds Growth Portfolio Class 1	43,142	16.31	703,646	549,785	1
SAST SA American Funds Growth Portfolio Class 3	31,040,223	16.27	505,024,430	369,138,558	1
SAST SA American Funds Growth-Income Portfolio Class 1	48,087	11.79	566,945	550,212	1
SAST SA American Funds Growth-Income Portfolio Class 3	25,096,671	11.75	294,885,882	285,393,982	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	15,765	16.19	255,238	226,491	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	113,530,732	16.13	1,831,250,710	1,496,665,723	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	168,724	15.93	2,687,779	2,635,366	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,376	11.50	15,820	15,680	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	62,541,387	11.49	718,600,536	677,746,879	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

6

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2020

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Columbia Technology Portfolio Class 1	1,912,041	$10.52	$20,114,667	$13,258,511	1
SAST SA Columbia Technology Portfolio Class 2	667,344	10.10	6,740,171	4,206,883	1
SAST SA Columbia Technology Portfolio Class 3	10,249,950	9.82	100,654,514	74,712,434	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,513,606	10.49	26,367,723	26,801,818	1
SAST SA DFA Ultra Short Bond Portfolio Class 2	892,891	10.36	9,250,346	9,382,157	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	18,133,288	10.27	186,228,871	189,064,304	1
SAST SA Dogs of Wall Street Portfolio Class 1	1,931,129	13.19	25,471,589	25,235,207	1
SAST SA Dogs of Wall Street Portfolio Class 2	414,249	13.17	5,455,665	5,498,735	1
SAST SA Dogs of Wall Street Portfolio Class 3	10,765,895	13.01	140,064,294	142,519,021	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	3,140	17.34	54,440	43,152	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	287,529	17.27	4,965,623	4,127,804	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	3,892,972	13.98	54,423,746	52,182,307	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	1,245,907	13.98	17,417,780	16,884,089	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	48,199,393	13.88	669,007,576	647,644,552	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	11,107	19.81	220,030	193,184	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	147,703	19.79	2,923,039	2,457,440	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,310,640	12.88	16,881,043	18,137,510	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	326,631	12.85	4,197,208	4,300,053	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	11,755,857	12.74	149,769,614	156,049,717	1
SAST SA Fixed Income Index Portfolio Class 3	4,480,501	11.35	50,853,686	49,786,907	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,581,736	10.77	27,805,299	27,370,274	1
SAST SA Franklin Small Company Value Portfolio Class 3	7,884,170	18.42	145,226,411	147,929,479	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	100,198	17.43	1,746,447	1,520,212	1
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,025	17.59	123,562	115,099	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,872,421	17.56	50,439,709	44,157,703	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	6,106	17.77	108,504	90,293	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,528,758	17.74	44,860,171	38,374,274	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	159,525	18.05	2,879,426	2,239,153	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	9,484,096	17.99	170,618,894	141,667,832	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,622,030	12.46	20,210,493	18,696,726	1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	397,815	12.33	4,905,058	4,452,684	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	18,367,386	12.19	223,898,433	202,524,168	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	635	11.76	7,466	6,524	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,846,690	11.75	21,698,611	18,957,021	1
SAST SA Index Allocation 60/40 Portfolio Class 1	30,416	13.17	400,576	382,323	1
SAST SA Index Allocation 60/40 Portfolio Class 3	11,189,420	13.16	147,252,762	126,642,729	1
SAST SA Index Allocation 80/20 Portfolio Class 1	168,150	14.11	2,372,599	1,930,641	1
SAST SA Index Allocation 80/20 Portfolio Class 3	18,967,147	14.08	267,057,432	216,414,455	1
SAST SA Index Allocation 90/10 Portfolio Class 1	315,480	14.35	4,527,135	3,687,430	1
SAST SA Index Allocation 90/10 Portfolio Class 3	53,489,488	14.32	765,969,462	617,561,127	1
SAST SA International Index Portfolio Class 1	83,288	12.35	1,028,607	975,678	1
SAST SA International Index Portfolio Class 3	792,244	12.30	9,744,596	8,668,452	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	892,436	12.12	10,816,323	8,051,176	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	363,064	11.39	4,135,294	3,154,744	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	11,779,731	10.95	128,988,059	96,259,398	1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,084,605	23.65	25,650,907	17,390,373	1
SAST SA Invesco Main Street Large Cap Portfolio Class 2	158,400	23.65	3,746,158	2,805,370	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,658,808	23.52	62,535,157	53,217,038	1
SAST SA Invesco VCP Equity-Income Portfolio Class 1	27,398	12.83	351,520	341,925	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	97,383,795	12.82	1,248,460,253	1,169,271,981	1
SAST SA Janus Focused Growth Portfolio Class 1	764,689	21.37	16,341,404	10,438,702	1
SAST SA Janus Focused Growth Portfolio Class 2	532,894	20.74	11,052,230	6,356,929	1
SAST SA Janus Focused Growth Portfolio Class 3	6,156,796	20.28	124,859,828	86,209,810	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,342,546	20.84	48,818,655	43,421,205	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	562,616	20.80	11,702,420	10,825,375	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,765,846	20.67	160,520,047	149,911,077	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,927,332	9.81	18,907,131	14,959,896	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	340,547	9.77	3,327,141	2,709,888	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	11,287,759	9.68	109,265,509	85,134,439	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,387,717	34.14	115,656,661	96,634,082	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	279,387	34.11	9,529,882	8,545,986	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,343,344	33.89	147,195,917	140,149,206	1
SAST SA JPMorgan Global Equities Portfolio Class 1	1,816,977	19.75	35,885,305	29,500,016	1
SAST SA JPMorgan Global Equities Portfolio Class 2	161,843	19.71	3,189,923	2,715,486	1
SAST SA JPMorgan Global Equities Portfolio Class 3	1,632,360	19.56	31,928,957	29,927,678	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

7

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2020

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	4,477,011	$9.73	$43,561,320	$41,356,363	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	843,250	9.70	8,179,522	7,771,407	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	70,609,640	9.63	679,970,837	637,990,501	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,970,014	25.98	51,180,962	34,918,549	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	781,883	24.71	19,320,337	13,203,639	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,542,586	23.94	156,629,503	117,790,994	1
SAST SA Large Cap Growth Index Portfolio Class 1	29,356	24.06	706,297	561,449	1
SAST SA Large Cap Growth Index Portfolio Class 3	555,199	24.00	13,324,788	10,773,924	1
SAST SA Large Cap Index Portfolio Class 1	45,762	29.95	1,370,570	1,119,603	1
SAST SA Large Cap Index Portfolio Class 3	993,606	29.87	29,679,013	24,505,204	1
SAST SA Large Cap Value Index Portfolio Class 1	29,918	16.39	490,352	518,651	1
SAST SA Large Cap Value Index Portfolio Class 3	630,702	16.35	10,311,984	9,989,380	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	15,171,659	18.97	287,806,375	308,559,857	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	2,163,003	18.98	41,053,801	42,591,119	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	18,741,363	18.85	353,274,697	358,906,471	1
SAST SA Legg Mason Tactical Opportunities Class 1	3,050	11.84	36,114	31,605	1
SAST SA Legg Mason Tactical Opportunities Class 3	4,371,301	11.83	51,712,492	45,567,737	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	609,884	16.07	9,800,833	7,272,588	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	229,551	16.00	3,672,812	2,630,112	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,777,711	15.85	107,426,719	83,400,013	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,925,484	24.95	48,040,815	37,594,331	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	316,949	24.98	7,917,379	6,904,493	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,156,093	24.81	227,162,662	196,767,908	1
SAST SA MFS Total Return Portfolio Class 1	5,157,474	20.08	103,562,085	89,884,505	1
SAST SA MFS Total Return Portfolio Class 2	1,131,338	20.10	22,739,885	19,780,122	1
SAST SA MFS Total Return Portfolio Class 3	9,817,137	20.02	196,539,083	180,970,914	1
SAST SA Mid Cap Index Portfolio Class 1	4,509	13.20	59,516	52,431	1
SAST SA Mid Cap Index Portfolio Class 3	1,340,952	13.14	17,620,112	14,319,547	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,328,680	11.02	25,662,058	21,697,205	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	820,949	10.98	9,014,017	7,741,450	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,864,232	10.95	108,013,336	92,893,823	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	101,321,657	11.37	1,152,027,244	1,091,127,637	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	6,389,948	5.56	35,528,112	35,334,833	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	1,296,371	5.56	7,207,823	7,371,589	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	16,644,055	5.52	91,875,184	91,197,142	1
SAST SA Putnam International Growth and Income Portfolio Class 1	2,071,306	10.14	21,003,045	20,140,698	1
SAST SA Putnam International Growth and Income Portfolio Class 2	432,174	10.20	4,408,176	3,604,184	1
SAST SA Putnam International Growth and Income Portfolio Class 3	8,524,827	10.18	86,782,737	69,138,153	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	17,584	11.29	198,522	185,469	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	47,081,769	11.27	530,611,542	518,861,201	1
SAST SA Small Cap Index Portfolio Class 1	4,564	13.62	62,162	48,392	1
SAST SA Small Cap Index Portfolio Class 3	1,187,351	13.56	16,100,480	12,796,573	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	27,059	13.57	367,185	302,400	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,132,663	13.59	287,192,895	233,960,528	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	7,270	13.28	96,545	90,406	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	101,375,280	13.27	1,345,249,965	1,179,458,521	1
SAST SA Templeton Foreign Value Portfolio Class 1	3,495	13.88	48,517	41,889	1
SAST SA Templeton Foreign Value Portfolio Class 2	688,431	13.89	9,562,305	10,084,125	1
SAST SA Templeton Foreign Value Portfolio Class 3	23,214,739	13.85	321,524,141	334,023,028	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	19,080	13.82	263,683	262,710	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	626,172,159	13.81	8,647,437,517	7,864,595,556	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,540	13.81	200,804	200,719	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	391,746,011	13.81	5,410,012,413	4,939,418,865	1
SAST SA VCP Index Allocation Portfolio Class 1	5,271	11.93	62,882	60,908	1
SAST SA VCP Index Allocation Portfolio Class 3	30,678,618	11.95	366,609,483	324,444,674	1
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,209,602	35.75	43,243,284	21,048,392	1
SAST SA WellsCap Aggressive Growth Portfolio Class 2	132,495	34.81	4,612,156	2,210,393	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,674,265	34.09	57,075,679	39,840,163	1
VALIC Company I International Equities Index Fund	645,506	7.75	5,002,670	4,276,116	1
VALIC Company I International Socially Responsible Fund	43,774	30.09	1,317,149	985,897	1
VALIC Company I Mid Cap Index Fund	172,825	27.34	4,725,038	4,324,392	1
VALIC Company I Nasdaq-100 Index Fund	189,221	24.68	4,669,986	2,608,642	1
VALIC Company I Small Cap Index Fund	156,795	21.48	3,367,947	3,000,374	1
VALIC Company I Stock Index Fund	266,793	50.09	13,363,680	9,999,109	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

8

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2	American Funds IS Growth Fund Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$900,527	$520,008	$71,955	$624,205	$936,708
Mortality and expense risk and administrative charges	(846,135)	(401,784)	(30,579)	(2,787,568)	(4,625,538)
Net investment income (loss)	54,392	118,224	41,376	(2,163,363)	(3,688,830)
Net realized gain (loss)	2,808,259	1,332,561	195	8,369,270	15,414,718
Capital gain distribution from mutual funds	254,789	141,409	-	5,060,554	7,033,631
Change in unrealized appreciation (depreciation) of investments	2,318,675	1,593,368	17,962	34,489,073	106,044,082
Increase (decrease) in net assets from operations	5,436,115	3,185,562	59,533	45,755,534	124,803,601

From contract transactions:
Payments received from contract owners	693,925	129,510	16,177	1,061,086	2,424,113
Payments for contract benefits or terminations	(6,196,491)	(2,776,840)	(76,095)	(19,215,863)	(28,964,754)
Transfers between sub-accounts (including fixed account), net	1,120,013	(438,051)	36,188	(8,301,574)	(19,249,888)
Contract maintenance charges	(36,008)	(7,084)	(163)	(235,953)	(302,223)
Adjustments to net assets allocated to contracts in payout period	4,853	18,622	-	(45,456)	(121,052)
Increase (decrease) in net assets from contract transactions	(4,413,708)	(3,073,843)	(23,893)	(26,737,760)	(46,213,804)

Increase (decrease) in net assets	1,022,407	111,719	35,640	19,017,774	78,589,797
Net assets at beginning of period	57,171,522	32,568,686	2,991,457	182,820,869	277,857,246
Net assets at end of period	$58,193,929	$32,680,405	$3,027,097	$201,838,643	$356,447,043

Beginning units	1,809,711	335,951	255,292	3,570,927	5,200,117
Units issued	162,864	11,962	22,198	91,678	208,832
Units redeemed	(307,755)	(44,384)	(26,602)	(594,114)	(954,240)
Ending units	1,664,820	303,529	250,888	3,068,491	4,454,709

For the Year Ended December 31, 2019
From operations:
Dividends	$1,044,549	$607,705	$73,012	$1,880,466	$1,919,048
Mortality and expense risk and administrative charges	(849,213)	(412,024)	(31,069)	(2,486,087)	(3,885,368)
Net investment income (loss)	195,336	195,681	41,943	(605,621)	(1,966,320)
Net realized gain (loss)	2,633,510	1,164,022	(153)	8,892,912	11,780,570
Capital gain distribution from mutual funds	2,824,494	1,580,933	-	8,802,796	26,098,559
Change in unrealized appreciation (depreciation) of investments	4,170,032	2,689,854	369,030	28,255,097	26,321,218
Increase (decrease) in net assets from operations	9,823,372	5,630,490	410,820	45,345,184	62,234,027

From contract transactions:
Payments received from contract owners	171,563	63,921	44,530	1,344,990	1,094,696
Payments for contract benefits or terminations	(6,843,697)	(2,924,952)	(73,886)	(21,276,427)	(33,128,645)
Transfers between sub-accounts (including fixed account), net	435,356	110,558	84,975	(6,065,979)	(9,042,734)
Contract maintenance charges	(40,838)	(8,171)	(190)	(252,858)	(307,718)
Adjustments to net assets allocated to contracts in payout period	(9,651)	11,312	-	(23,653)	(62,753)
Increase (decrease) in net assets from contract transactions	(6,287,267)	(2,747,332)	55,429	(26,273,927)	(41,447,154)

Increase in net assets from separate account merger	-	-	-	20,253,929	27,494,418

Increase (decrease) in net assets	3,536,105	2,883,158	466,249	39,325,186	48,281,291
Net assets at beginning of period	53,635,417	29,685,528	2,525,208	143,495,683	229,575,955
Net assets at end of period	$57,171,522	$32,568,686	$2,991,457	$182,820,869	$277,857,246

Beginning units	2,027,113	366,615	250,680	3,735,343	5,540,310
Units issued	79,218	15,280	11,708	84,912	111,154
Units redeemed	(296,620)	(45,944)	(7,096)	(657,505)	(978,654)
Units transferred in from separate account merger	-	-	-	408,177	527,307
Ending units	1,809,711	335,951	255,292	3,570,927	5,200,117

The accompanying Notes to Financial Statements are an integral part of this statement.

9

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 3	American Funds IS Growth- Income Fund Class 2	American Funds IS Growth- Income Fund Class 3	American Funds IS High-Income Bond Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$859,999	$3,411,940	$1,992,601	$798,540	$156,818
Mortality and expense risk and administrative charges	(2,995,313)	(3,986,621)	(1,882,406)	(120,932)	(284,407)
Net investment income (loss)	(2,135,314)	(574,681)	110,195	677,608	(127,589)
Net realized gain (loss)	14,177,887	4,229,922	5,055,729	(46,539)	179,559
Capital gain distribution from mutual funds	5,432,529	6,817,410	3,797,695	-	-
Change in unrealized appreciation (depreciation) of investments	80,906,308	17,507,831	7,694,061	(59,884)	2,590,033
Increase (decrease) in net assets from operations	98,381,410	27,980,482	16,657,680	571,185	2,642,003

From contract transactions:
Payments received from contract owners	873,873	4,107,476	422,749	59,083	(684)
Payments for contract benefits or terminations	(23,341,828)	(32,779,405)	(13,826,645)	(729,196)	(1,994,994)
Transfers between sub-accounts (including fixed account), net	(10,906,881)	(4,339,802)	(6,294,652)	77,448	(633,981)
Contract maintenance charges	(39,618)	(245,525)	(33,884)	(2,583)	(5,088)
Adjustments to net assets allocated to contracts in payout period	296,968	(34,295)	385,694	15,512	(2,931)
Increase (decrease) in net assets from contract transactions	(33,117,486)	(33,291,551)	(19,346,738)	(579,736)	(2,637,678)

Increase (decrease) in net assets	65,263,924	(5,311,069)	(2,689,058)	(8,551)	4,325
Net assets at beginning of period	213,513,707	280,061,420	156,436,658	9,943,126	24,711,467
Net assets at end of period	$278,777,631	$274,750,351	$153,747,600	$9,934,575	$24,715,792

Beginning units	423,601	6,751,478	495,490	86,755	324,691
Units issued	6,838	346,203	12,496	7,568	5,188
Units redeemed	(62,251)	(1,171,953)	(73,688)	(12,962)	(41,245)
Ending units	368,188	5,925,728	434,298	81,361	288,634

For the Year Ended December 31, 2019
From operations:
Dividends	$1,604,162	$4,336,704	$2,541,511	$611,444	$354,047
Mortality and expense risk and administrative charges	(2,675,519)	(3,698,353)	(1,980,634)	(129,354)	(323,078)
Net investment income (loss)	(1,071,357)	638,351	560,877	482,090	30,969
Net realized gain (loss)	6,673,556	10,863,300	4,340,131	(84,447)	135,139
Capital gain distribution from mutual funds	21,550,282	23,561,753	15,162,690	-	636,896
Change in unrealized appreciation (depreciation) of investments	24,626,497	16,107,373	13,040,095	646,169	3,948,874
Increase (decrease) in net assets from operations	51,778,978	51,170,777	33,103,793	1,043,812	4,751,878

From contract transactions:
Payments received from contract owners	3,078,949	1,641,574	589,111	75,475	389,390
Payments for contract benefits or terminations	(22,222,719)	(34,777,797)	(14,666,943)	(906,689)	(3,053,534)
Transfers between sub-accounts (including fixed account), net	(6,235,916)	(1,776,940)	(3,140,779)	229,523	(1,126,284)
Contract maintenance charges	(41,939)	(287,408)	(38,519)	(3,090)	(6,256)
Adjustments to net assets allocated to contracts in payout period	152,018	(51,321)	122,903	18,321	9,203
Increase (decrease) in net assets from contract transactions	(25,269,607)	(35,251,892)	(17,134,227)	(586,460)	(3,787,481)

Increase in net assets from separate account merger	-	44,706,034	-	-	-

Increase (decrease) in net assets	26,509,371	60,624,919	15,969,566	457,352	964,397
Net assets at beginning of period	187,004,336	219,436,501	140,467,092	9,485,774	23,747,070
Net assets at end of period	$213,513,707	$280,061,420	$156,436,658	$9,943,126	$24,711,467

Beginning units	479,248	6,574,494	554,349	92,070	378,965
Units issued	13,095	216,657	12,205	6,892	10,266
Units redeemed	(68,742)	(1,141,671)	(71,064)	(12,207)	(64,540)
Units transferred in from separate account merger	-	1,101,998	-	-	-
Ending units	423,601	6,751,478	495,490	86,755	324,691

The accompanying Notes to Financial Statements are an integral part of this statement.

10

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Ultra-Short Bond Fund Class 3	American Funds IS US Government/ AAA-Rated Securities Fund Class 3	AST SA BlackRock Multi-Asset Income Portfolio Class 1	AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA PGI Asset Allocation Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$8,276	$191,075	$-	$-	$2,062,274
Mortality and expense risk and administrative charges	(50,832)	(131,339)	(14,980)	(55,941)	(1,239,953)
Net investment income (loss)	(42,556)	59,736	(14,980)	(55,941)	822,321
Net realized gain (loss)	(5,777)	92,333	(329,067)	2,046,577	182,851
Capital gain distribution from mutual funds	-	215,578	-	-	2,120,435
Change in unrealized appreciation (depreciation) of investments	821	411,500	318,379	(2,042,026)	3,030,306
Increase (decrease) in net assets from operations	(47,512)	779,147	(25,668)	(51,390)	6,155,913

From contract transactions:
Payments received from contract owners	7,000	1,100	-	47,304	1,094,243
Payments for contract benefits or terminations	(645,835)	(958,926)	(65,851)	(191,069)	(9,646,820)
Transfers between sub-accounts (including fixed account), net	1,833,913	1,650,012	(13,010,353)	(50,449,530)	(1,507,749)
Contract maintenance charges	(2,106)	(2,776)	(442)	(45,437)	(19,344)
Adjustments to net assets allocated to contracts in payout period	(28,444)	12,054	-	-	12,821
Increase (decrease) in net assets from contract transactions	1,164,528	701,464	(13,076,646)	(50,638,732)	(10,066,849)

Increase (decrease) in net assets	1,117,016	1,480,611	(13,102,314)	(50,690,122)	(3,910,936)
Net assets at beginning of period	3,185,378	8,817,779	13,102,314	50,690,122	89,111,935
Net assets at end of period	$4,302,394	$10,298,390	$-	$-	$85,200,999

Beginning units	160,843	210,176	284,474	4,023,577	1,811,572
Units issued	133,759	59,305	551	122,533	54,412
Units redeemed	(74,829)	(43,239)	(285,025)	(4,146,110)	(265,768)
Ending units	219,773	226,242	-	-	1,600,216

For the Year Ended December 31, 2019
From operations:
Dividends	$58,906	$180,229	$-	$-	$2,181,968
Mortality and expense risk and administrative charges	(43,504)	(114,714)	(17,680)	(527,539)	(1,196,198)
Net investment income (loss)	15,402	65,515	(17,680)	(527,539)	985,770
Net realized gain (loss)	8,470	14,379	(172,957)	59,477	748,358
Capital gain distribution from mutual funds	-	-	-	-	3,291,943
Change in unrealized appreciation (depreciation) of investments	(8,571)	270,633	424,511	4,589,743	8,381,893
Increase (decrease) in net assets from operations	15,301	350,527	233,874	4,121,681	13,407,964

From contract transactions:
Payments received from contract owners	6,500	8,457	651,846	14,970,895	569,583
Payments for contract benefits or terminations	(680,078)	(731,680)	(289,803)	(2,139,139)	(10,236,623)
Transfers between sub-accounts (including fixed account), net	(669,120)	286,393	(514,596)	4,458,231	(466,936)
Contract maintenance charges	(2,219)	(2,829)	(3,979)	(445,759)	(23,322)
Adjustments to net assets allocated to contracts in payout period	852	8,265	1,649	-	11,700
Increase (decrease) in net assets from contract transactions	(1,344,065)	(431,394)	(154,883)	16,844,228	(10,145,598)

Increase in net assets from separate account merger	-	-	12,968,592	-	11,512,626

Increase (decrease) in net assets	(1,328,764)	(80,867)	13,047,583	20,965,909	14,774,992
Net assets at beginning of period	4,514,142	8,898,646	54,731	29,724,213	74,336,943
Net assets at end of period	$3,185,378	$8,817,779	$13,102,314	$50,690,122	$89,111,935

Beginning units	228,920	220,852	5,476	2,645,609	1,793,441
Units issued	37,564	25,139	61,836	1,860,402	43,028
Units redeemed	(105,641)	(35,815)	(14,719)	(482,434)	(263,033)
Units transferred in from separate account merger	-	-	231,881	-	238,136
Ending units	160,843	210,176	284,474	4,023,577	1,811,572

The accompanying Notes to Financial Statements are an integral part of this statement.

11

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA PGI Asset Allocation Portfolio Class 2	AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Capital Appreciation Portfolio Class 2	AST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$260,266	$958,482	$-	$-	$-
Mortality and expense risk and administrative charges	(173,323)	(584,608)	(6,227,907)	(829,053)	(7,701,327)
Net investment income (loss)	86,943	373,874	(6,227,907)	(829,053)	(7,701,327)
Net realized gain (loss)	(230,591)	(509,652)	9,366,771	1,262,085	27,412,730
Capital gain distribution from mutual funds	285,565	1,093,020	46,747,036	6,303,611	63,129,909
Change in unrealized appreciation (depreciation) of investments	686,257	2,367,715	156,110,795	19,443,534	175,026,353
Increase (decrease) in net assets from operations	828,174	3,324,957	205,996,695	26,180,177	257,867,665

From contract transactions:
Payments received from contract owners	146,764	1,868,997	2,053,850	832,640	87,233,069
Payments for contract benefits or terminations	(1,375,702)	(4,041,674)	(38,375,064)	(5,371,323)	(47,423,371)
Transfers between sub-accounts (including fixed account), net	14,715	(944,969)	(25,050,326)	(4,120,017)	(83,672,654)
Contract maintenance charges	(10,626)	(342,216)	(94,743)	(67,921)	(3,211,168)
Adjustments to net assets allocated to contracts in payout period	(160)	(2,245)	(84,817)	5,277	(54,811)
Increase (decrease) in net assets from contract transactions	(1,225,009)	(3,462,107)	(61,551,100)	(8,721,344)	(47,128,935)

Increase (decrease) in net assets	(396,835)	(137,150)	144,445,595	17,458,833	210,738,730
Net assets at beginning of period	11,887,626	43,534,824	366,463,071	46,493,145	442,546,761
Net assets at end of period	$11,490,791	$43,397,674	$510,908,666	$63,951,978	$653,285,491

Beginning units	250,948	1,681,940	2,181,248	304,837	7,462,122
Units issued	8,092	205,685	76,745	10,837	2,265,282
Units redeemed	(34,222)	(312,798)	(386,720)	(56,534)	(2,384,561)
Ending units	224,818	1,574,827	1,871,273	259,140	7,342,843

For the Year Ended December 31, 2019
From operations:
Dividends	$119,113	$1,080,944	$-	$-	$-
Mortality and expense risk and administrative charges	(83,919)	(602,387)	(4,494,901)	(664,145)	(6,416,054)
Net investment income (loss)	35,194	478,557	(4,494,901)	(664,145)	(6,416,054)
Net realized gain (loss)	(26,904)	(557,249)	7,861,029	275,554	(227,573)
Capital gain distribution from mutual funds	191,445	1,789,360	46,817,187	7,026,871	77,277,419
Change in unrealized appreciation (depreciation) of investments	682,690	5,261,448	20,385,813	3,662,717	33,539,894
Increase (decrease) in net assets from operations	882,425	6,972,116	70,569,128	10,300,997	104,173,686

From contract transactions:
Payments received from contract owners	124,098	2,940,610	1,772,328	124,869	44,518,061
Payments for contract benefits or terminations	(477,615)	(5,039,991)	(29,900,747)	(5,116,579)	(51,437,375)
Transfers between sub-accounts (including fixed account), net	(190,967)	446,473	(8,490,623)	(1,894,502)	(18,344,277)
Contract maintenance charges	(11,308)	(290,366)	(86,462)	(67,493)	(2,159,648)
Adjustments to net assets allocated to contracts in payout period	(397)	(5,015)	(53,147)	331	(7,449)
Increase (decrease) in net assets from contract transactions	(556,189)	(1,948,289)	(36,758,651)	(6,953,374)	(27,430,688)

Increase in net assets from separate account merger	7,234,980	-	83,897,013	6,308,624	-

Increase (decrease) in net assets	7,561,216	5,023,827	117,707,490	9,656,247	76,742,998
Net assets at beginning of period	4,326,410	38,510,997	248,755,581	36,836,898	365,803,763
Net assets at end of period	$11,887,626	$43,534,824	$366,463,071	$46,493,145	$442,546,761

Beginning units	109,306	1,723,951	2,068,924	311,492	7,461,856
Units issued	3,220	246,730	61,140	4,190	1,640,248
Units redeemed	(15,728)	(288,741)	(277,925)	(51,816)	(1,639,982)
Units transferred in from separate account merger	154,150	-	329,109	40,971	-
Ending units	250,948	1,681,940	2,181,248	304,837	7,462,122
The accompanying Notes to Financial Statements are an integral part of this statement.

12

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA Wellington Government and Quality Bond Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 2	AST SA Wellington Government and Quality Bond Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$1,344,254	$420,133	$8,248,197	$153,330	$519,003
Mortality and expense risk and administrative charges	(1,014,043)	(349,232)	(6,717,824)	(200,556)	(668,093)
Net investment income (loss)	330,211	70,901	1,530,373	(47,226)	(149,090)
Net realized gain (loss)	694,812	223,076	8,476,201	106,266	286,175
Capital gain distribution from mutual funds	78,561	26,519	544,927	182,956	719,223
Change in unrealized appreciation (depreciation) of investments	2,484,599	818,912	11,949,843	2,004,326	7,767,782
Increase (decrease) in net assets from operations	3,588,183	1,139,408	22,501,344	2,246,322	8,624,090

From contract transactions:
Payments received from contract owners	440,125	797,837	19,292,856	33,237	15,402,884
Payments for contract benefits or terminations	(8,736,525)	(2,670,402)	(49,287,131)	(1,188,796)	(2,122,704)
Transfers between sub-accounts (including fixed account), net	5,005,924	2,071,154	63,463,338	252,906	9,319,939
Contract maintenance charges	(32,589)	(45,040)	(4,069,094)	(7,966)	(706,734)
Adjustments to net assets allocated to contracts in payout period	33,813	(1,183)	2,683	18,120	69
Increase (decrease) in net assets from contract transactions	(3,289,252)	152,366	29,402,652	(892,499)	21,893,454

Increase (decrease) in net assets	298,931	1,291,774	51,903,996	1,353,823	30,517,544
Net assets at beginning of period	65,858,921	21,491,414	439,617,906	14,244,502	44,056,601
Net assets at end of period	$66,157,852	$22,783,188	$491,521,902	$15,598,325	$74,574,145

Beginning units	2,676,704	990,332	28,013,342	198,764	3,631,790
Units issued	433,828	192,048	12,589,777	7,281	2,402,036
Units redeemed	(560,430)	(185,973)	(10,198,075)	(19,062)	(746,260)
Ending units	2,550,102	996,407	30,405,044	186,983	5,287,566

For the Year Ended December 31, 2019
From operations:
Dividends	$1,285,679	$425,969	$10,115,981	$-	$-
Mortality and expense risk and administrative charges	(774,692)	(285,857)	(6,485,688)	(17,396)	(460,307)
Net investment income (loss)	510,987	140,112	3,630,293	(17,396)	(460,307)
Net realized gain (loss)	156,394	64,841	81,582	5,340	137,002
Capital gain distribution from mutual funds	-	-	-	-	985
Change in unrealized appreciation (depreciation) of investments	1,990,593	759,773	18,683,311	249,015	5,680,826
Increase (decrease) in net assets from operations	2,657,974	964,726	22,395,186	236,959	5,358,506

From contract transactions:
Payments received from contract owners	518,574	39,707	12,616,492	31,617	12,063,532
Payments for contract benefits or terminations	(7,358,043)	(2,871,110)	(54,459,908)	(156,232)	(1,413,464)
Transfers between sub-accounts (including fixed account), net	2,529,393	399,427	47,728,593	72,299	1,045,538
Contract maintenance charges	(30,457)	(46,795)	(3,471,231)	(2,624)	(406,154)
Adjustments to net assets allocated to contracts in payout period	10,310	(717)	(53)	1,194	402
Increase (decrease) in net assets from contract transactions	(4,330,223)	(2,479,488)	2,413,893	(53,746)	11,289,854

Increase in net assets from separate account merger	17,905,958	4,641,225	-	14,061,289	-

Increase (decrease) in net assets	16,233,709	3,126,463	24,809,079	14,244,502	16,648,360
Net assets at beginning of period	49,625,212	18,364,951	414,808,827	-	27,408,241
Net assets at end of period	$65,858,921	$21,491,414	$439,617,906	$14,244,502	$44,056,601

Beginning units	2,354,788	893,686	27,592,588	-	2,651,239
Units issued	266,917	67,452	5,807,105	3,784	1,377,789
Units redeemed	(457,381)	(183,725)	(5,386,351)	(2,680)	(397,238)
Units transferred in from separate account merger	512,380	212,919	-	197,660	-
Ending units	2,676,704	990,332	28,013,342	198,764	3,631,790

The accompanying Notes to Financial Statements are an integral part of this statement.

13

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Asset Allocation Fund Class 1	Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Emerging Markets Bond Fund Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$7,489	$17,091	$668	$-	$2,655
Mortality and expense risk and administrative charges	(6,056)	(26,426)	(2,529)	(23,410)	(892)
Net investment income (loss)	1,433	(9,335)	(1,861)	(23,410)	1,763
Net realized gain (loss)	8,349	143,784	52,568	97,462	(83)
Capital gain distribution from mutual funds	1,023	93,624	6,840	-	-
Change in unrealized appreciation (depreciation) of investments	53,149	109,072	(160,685)	(84,589)	3,269
Increase (decrease) in net assets from operations	63,954	337,145	(103,138)	(10,537)	4,949

From contract transactions:
Payments received from contract owners	-	1,250	-	-	-
Payments for contract benefits or terminations	(27,526)	(1,037,245)	(8,148)	(84,374)	-
Transfers between sub-accounts (including fixed account), net	18,818	(65,977)	(705,441)	63,608	370
Contract maintenance charges	(49)	(126)	(17)	(2,251)	(12)
Increase (decrease) in net assets from contract transactions	(8,757)	(1,102,098)	(713,606)	(23,017)	358

Increase (decrease) in net assets	55,197	(764,953)	(816,744)	(33,554)	5,307
Net assets at beginning of period	526,932	2,259,020	816,744	1,733,097	82,748
Net assets at end of period	$582,129	$1,494,067	$-	$1,699,543	$88,055

Beginning units	41,833	194,319	38,460	79,850	7,194
Units issued	3,301	2,675	-	9,551	37
Units redeemed	(4,327)	(89,709)	(38,460)	(10,745)	(8)
Ending units	40,807	107,285	-	78,656	7,223

For the Year Ended December 31, 2019
From operations:
Dividends	$9,353	$27,617	$15,413	$-	$3,893
Mortality and expense risk and administrative charges	(5,942)	(30,411)	(11,515)	(25,822)	(885)
Net investment income (loss)	3,411	(2,794)	3,898	(25,822)	3,008
Net realized gain (loss)	2,434	11,995	4,352	93,134	(49)
Capital gain distribution from mutual funds	4,925	88,665	36,284	-	-
Change in unrealized appreciation (depreciation) of investments	76,311	249,090	85,331	262,525	5,200
Increase (decrease) in net assets from operations	87,081	346,956	129,865	329,837	8,159

From contract transactions:
Payments received from contract owners	9,775	29,863	-	-	823
Payments for contract benefits or terminations	(5,539)	(413,163)	(6,530)	(139,460)	-
Transfers between sub-accounts (including fixed account), net	642	34,458	31,923	7,952	(2,390)
Contract maintenance charges	(29)	(96)	(93)	(2,684)	(15)
Increase (decrease) in net assets from contract transactions	4,849	(348,938)	25,300	(134,192)	(1,582)

Increase (decrease) in net assets	91,930	(1,982)	155,165	195,645	6,577
Net assets at beginning of period	435,002	2,261,002	661,579	1,537,452	76,171
Net assets at end of period	$526,932	$2,259,020	$816,744	$1,733,097	$82,748

Beginning units	41,385	227,133	37,168	86,513	7,341
Units issued	1,859	6,152	1,608	1,966	106
Units redeemed	(1,411)	(38,966)	(316)	(8,629)	(253)
Ending units	41,833	194,319	38,460	79,850	7,194

The accompanying Notes to Financial Statements are an integral part of this statement.

14

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Loomis Sayles Growth Fund Class 1	Columbia VP Mid Cap Growth Opportunity Fund Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$374,829	$-	$6,378	$-	$-
Mortality and expense risk and administrative charges	(128,319)	(377,608)	(2,817)	(29,763)	(6,060)
Net investment income (loss)	246,510	(377,608)	3,561	(29,763)	(6,060)
Net realized gain (loss)	(206,593)	2,247,653	296	127,318	54,868
Change in unrealized appreciation (depreciation) of investments	145,920	4,790,405	7,180	416,324	60,712
Increase (decrease) in net assets from operations	185,837	6,660,450	11,037	513,879	109,520

From contract transactions:
Payments received from contract owners	410	2,124	-	-	-
Payments for contract benefits or terminations	(933,472)	(1,952,938)	(4,072)	(104,345)	(27,792)
Transfers between sub-accounts (including fixed account), net	(93,202)	(1,779,394)	4,188	(118,582)	(59,902)
Contract maintenance charges	(31,118)	(60,279)	(17)	(1,949)	(93)
Adjustments to net assets allocated to contracts in payout period	(1,074)	(10,887)	-	-	-
Increase (decrease) in net assets from contract transactions	(1,058,456)	(3,801,374)	99	(224,876)	(87,787)

Increase (decrease) in net assets	(872,619)	2,859,076	11,136	289,003	21,733
Net assets at beginning of period	9,044,133	22,834,005	252,571	1,866,835	410,783
Net assets at end of period	$8,171,514	$25,693,081	$263,707	$2,155,838	$432,516

Beginning units	324,107	1,371,329	24,093	109,440	16,242
Units issued	21,717	31,481	446	766	270
Units redeemed	(64,379)	(238,839)	(441)	(12,921)	(3,630)
Ending units	281,445	1,163,971	24,098	97,285	12,882

For the Year Ended December 31, 2019
From operations:
Dividends	$473,346	$-	$5,468	$-	$-
Mortality and expense risk and administrative charges	(149,526)	(364,890)	(2,859)	(29,012)	(6,101)
Net investment income (loss)	323,820	(364,890)	2,609	(29,012)	(6,101)
Net realized gain (loss)	(319,556)	1,666,590	478	206,385	25,382
Change in unrealized appreciation (depreciation) of investments	1,265,540	5,147,188	12,553	301,402	89,958
Increase (decrease) in net assets from operations	1,269,804	6,448,888	15,640	478,775	109,239

From contract transactions:
Payments received from contract owners	34,254	139,022	-	17	-
Payments for contract benefits or terminations	(1,708,933)	(3,086,485)	(22,515)	(422,421)	(23,882)
Transfers between sub-accounts (including fixed account), net	178,161	(835,978)	1,398	150,795	(14,885)
Contract maintenance charges	(35,245)	(63,130)	(17)	(2,123)	(92)
Adjustments to net assets allocated to contracts in payout period	(39)	(6,482)	-	-	-
Increase (decrease) in net assets from contract transactions	(1,531,802)	(3,853,053)	(21,134)	(273,732)	(38,859)

Increase (decrease) in net assets	(261,998)	2,595,835	(5,494)	205,043	70,380
Net assets at beginning of period	9,306,131	20,238,170	258,065	1,661,792	340,403
Net assets at end of period	$9,044,133	$22,834,005	$252,571	$1,866,835	$410,783

Beginning units	382,858	1,625,494	26,182	126,507	17,904
Units issued	16,941	34,547	149	13,727	129
Units redeemed	(75,692)	(288,712)	(2,238)	(30,794)	(1,791)
Ending units	324,107	1,371,329	24,093	109,440	16,242

The accompanying Notes to Financial Statements are an integral part of this statement.

15

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Overseas Core Fund Class 2	Columbia VP Small Company Growth Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$17,448	$-	$546,064	$49,120	$6,593,578
Mortality and expense risk and administrative charges	(19,081)	(14,141)	(552,309)	(4,672)	(1,688,364)
Net investment income (loss)	(1,633)	(14,141)	(6,245)	44,448	4,905,214
Net realized gain (loss)	(9,362)	122,634	(1,904,701)	(525)	(2,513,725)
Capital gain distribution from mutual funds	15,218	16,300	9,729,575	663	93,396
Change in unrealized appreciation (depreciation) of investments	126,106	384,725	(4,296,638)	(35,234)	(3,316,612)
Increase (decrease) in net assets from operations	130,329	509,518	3,521,991	9,352	(831,727)

From contract transactions:
Payments received from contract owners	-	-	1,274,521	45,000	5,911,029
Payments for contract benefits or terminations	(99,412)	(65,466)	(4,329,960)	-	(13,088,467)
Transfers between sub-accounts (including fixed account), net	178,637	(157,232)	741,838	62,003	4,813,628
Contract maintenance charges	(1,954)	(298)	(305,652)	(311)	(846,965)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	1,957
Increase (decrease) in net assets from contract transactions	77,271	(222,996)	(2,619,253)	106,692	(3,208,818)

Increase (decrease) in net assets	207,600	286,522	902,738	116,044	(4,040,545)
Net assets at beginning of period	1,291,650	816,586	38,493,610	899,638	125,198,641
Net assets at end of period	$1,499,250	$1,103,108	$39,396,348	$1,015,682	$121,158,096

Beginning units	105,260	25,887	2,572,405	80,733	7,738,838
Units issued	23,704	1,052	267,776	10,047	1,311,259
Units redeemed	(14,918)	(6,172)	(450,847)	(30)	(1,519,450)
Ending units	114,046	20,767	2,389,334	90,750	7,530,647

For the Year Ended December 31, 2019
From operations:
Dividends	$22,753	$-	$1,354,484	$-	$6,641,353
Mortality and expense risk and administrative charges	(19,197)	(12,371)	(586,376)	(54)	(1,865,645)
Net investment income (loss)	3,556	(12,371)	768,108	(54)	4,775,708
Net realized gain (loss)	1,309	49,233	(492,375)	(1)	(159,506)
Capital gain distribution from mutual funds	180,955	159,263	2,497,075	-	2,007,263
Change in unrealized appreciation (depreciation) of investments	72,340	52,304	3,630,515	(545)	9,883,213
Increase (decrease) in net assets from operations	258,160	248,429	6,403,323	(600)	16,506,678

From contract transactions:
Payments received from contract owners	-	-	1,336,992	901,837	10,006,932
Payments for contract benefits or terminations	(124,815)	(47,169)	(5,714,798)	-	(19,525,011)
Transfers between sub-accounts (including fixed account), net	2,987	(48,330)	(916,773)	(1,599)	(343,134)
Contract maintenance charges	(2,153)	(329)	(286,288)	-	(773,665)
Adjustments to net assets allocated to contracts in payout period	-	-	6	-	182
Increase (decrease) in net assets from contract transactions	(123,981)	(95,828)	(5,580,861)	900,238	(10,634,696)

Increase (decrease) in net assets	134,179	152,601	822,462	899,638	5,871,982
Net assets at beginning of period	1,157,471	663,985	37,671,148	-	119,326,659
Net assets at end of period	$1,291,650	$816,586	$38,493,610	$899,638	$125,198,641

Beginning units	116,243	29,151	2,974,892	-	8,438,188
Units issued	3,621	266	229,742	80,876	1,018,121
Units redeemed	(14,604)	(3,530)	(632,229)	(143)	(1,717,471)
Ending units	105,260	25,887	2,572,405	80,733	7,738,838

The accompanying Notes to Financial Statements are an integral part of this statement.

16

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Global Trends Allocation Fund Service Shares	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
For the Year Ended December 31, 2020
From operations:
Dividends	$38,465	$170	$43,397	$348,112	$10,162
Mortality and expense risk and administrative charges	(10,142)	(665)	(154,292)	(2,835,787)	(8,152)
Net investment income (loss)	28,323	(495)	(110,895)	(2,487,675)	2,010
Net realized gain (loss)	(18,364)	96	-	(1)	(11,455)
Capital gain distribution from mutual funds	-	880	-	-	-
Change in unrealized appreciation (depreciation) of investments	(13)	1,247	-	-	39,287
Increase (decrease) in net assets from operations	9,946	1,728	(110,895)	(2,487,676)	29,842

From contract transactions:
Payments received from contract owners	-	-	1,742	53,543,558	11,201
Payments for contract benefits or terminations	(30,806)	(2,280)	(1,397,927)	(129,196,432)	(267,166)
Transfers between sub-accounts (including fixed account), net	57,820	12,278	12,061,243	253,532,706	1,996
Contract maintenance charges	(65)	(6)	(25,749)	(2,759,073)	(37)
Adjustments to net assets allocated to contracts in payout period	-	-	7,583	14	-
Increase (decrease) in net assets from contract transactions	26,949	9,992	10,646,892	175,120,773	(254,006)

Increase (decrease) in net assets	36,895	11,720	10,535,997	172,633,097	(224,164)
Net assets at beginning of period	880,330	62,596	1,410,896	86,588,911	845,973
Net assets at end of period	$917,225	$74,316	$11,946,893	$259,222,008	$621,809

Beginning units	83,482	5,480	136,994	8,749,130	90,328
Units issued	12,224	1,065	1,499,333	54,251,705	7,882
Units redeemed	(10,564)	(228)	(434,974)	(36,546,918)	(35,134)
Ending units	85,142	6,317	1,201,353	26,453,917	63,076

For the Year Ended December 31, 2019
From operations:
Dividends	$42,427	$791	$7,125	$1,530,685	$20,552
Mortality and expense risk and administrative charges	(10,464)	(594)	(2,063)	(1,127,410)	(9,605)
Net investment income (loss)	31,963	197	5,062	403,275	10,947
Net realized gain (loss)	(996)	222	-	-	(2,673)
Capital gain distribution from mutual funds	-	2,314	-	-	-
Change in unrealized appreciation (depreciation) of investments	22,050	2,664	-	-	48,213
Increase (decrease) in net assets from operations	53,017	5,397	5,062	403,275	56,487

From contract transactions:
Payments received from contract owners	11,881	-	1,215,000	32,090,083	-
Payments for contract benefits or terminations	(12,923)	(2,344)	(1,012)	(76,453,189)	(23,071)
Transfers between sub-accounts (including fixed account), net	47,648	9,159	(521,590)	47,667,165	39,234
Contract maintenance charges	(81)	(6)	(224)	(835,305)	(51)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(418)	-
Increase (decrease) in net assets from contract transactions	46,525	6,809	692,174	2,468,336	16,112

Increase (decrease) in net assets	99,542	12,206	697,236	2,871,611	72,599
Net assets at beginning of period	780,788	50,390	713,660	83,717,300	773,374
Net assets at end of period	$880,330	$62,596	$1,410,896	$86,588,911	$845,973

Beginning units	78,987	4,879	70,384	8,510,198	88,650
Units issued	6,534	818	118,496	14,754,428	5,232
Units redeemed	(2,039)	(217)	(51,886)	(14,515,496)	(3,554)
Ending units	83,482	5,480	136,994	8,749,130	90,328

The accompanying Notes to Financial Statements are an integral part of this statement.

17

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced- Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2020
From operations:
Dividends	$5	$-	$70,460	$1,284	$5,607,115
Mortality and expense risk and administrative charges	(31)	(546,050)	(10,896)	(143)	(3,769,371)
Net investment income (loss)	(26)	(546,050)	59,564	1,141	1,837,744
Net realized gain (loss)	2	1,993,319	(27,351)	(237)	911,609
Capital gain distribution from mutual funds	558	3,232,689	47,069	1,409	6,971,763
Change in unrealized appreciation (depreciation) of investments	1,134	9,407,366	(9,176)	7,958	(8,475,746)
Increase (decrease) in net assets from operations	1,668	14,087,324	70,106	10,271	1,245,370

From contract transactions:
Payments received from contract owners	7,413	16,423,780	2,482	44,845	9,071,706
Payments for contract benefits or terminations	-	(2,711,088)	(7,948)	-	(23,602,461)
Transfers between sub-accounts (including fixed account), net	-	(719,567)	(147,448)	3,733	11,235,645
Contract maintenance charges	-	(267,304)	(166)	(19)	(2,034,754)
Adjustments to net assets allocated to contracts in payout period	-	(353)	-	-	(15,782)
Increase (decrease) in net assets from contract transactions	7,413	12,725,468	(153,080)	48,559	(5,345,646)

Increase (decrease) in net assets	9,081	26,812,792	(82,974)	58,830	(4,100,276)
Net assets at beginning of period	-	28,605,004	1,051,526	14,253	281,503,714
Net assets at end of period	$9,081	$55,417,796	$968,552	$73,083	$277,403,438

Beginning units	-	1,011,279	87,982	1,300	12,306,463
Units issued	517	628,581	9,568	5,587	2,939,728
Units redeemed	-	(274,078)	(22,969)	(136)	(2,740,721)
Ending units	517	1,365,782	74,581	6,751	12,505,470

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$251	$4,491,954
Mortality and expense risk and administrative charges	-	(329,188)	(10,919)	(27)	(4,126,990)
Net investment income (loss)	-	(329,188)	(10,919)	224	364,964
Net realized gain (loss)	-	1,517,344	(1,466)	(4)	15,999,899
Capital gain distribution from mutual funds	-	3,299,305	-	1,634	34,300,124
Change in unrealized appreciation (depreciation) of investments	-	1,877,253	125,924	(641)	5,384,270
Increase (decrease) in net assets from operations	-	6,364,714	113,539	1,213	56,049,257

From contract transactions:
Payments received from contract owners	-	7,319,654	-	11,943	6,543,480
Payments for contract benefits or terminations	-	(2,920,546)	(8,168)	-	(32,556,101)
Transfers between sub-accounts (including fixed account), net	-	(699,593)	161,790	1,103	(10,614,538)
Contract maintenance charges	-	(93,900)	(127)	(6)	(1,869,928)
Adjustments to net assets allocated to contracts in payout period	-	(183)	-	-	(1,293)
Increase (decrease) in net assets from contract transactions	-	3,605,432	153,495	13,040	(38,498,380)

Increase in net assets from separate account merger	-	838,795	-	-	8,692,294

Increase (decrease) in net assets	-	10,808,941	267,034	14,253	26,243,171
Net assets at beginning of period	-	17,796,063	784,492	-	255,260,543
Net assets at end of period	$-	$28,605,004	$1,051,526	$14,253	$281,503,714

Beginning units	-	863,349	74,606	-	13,750,195
Units issued	-	338,716	20,521	1,303	581,986
Units redeemed	-	(223,357)	(7,145)	(3)	(2,369,064)
Units transferred in from separate account merger	-	32,571	-	-	343,346
Ending units	-	1,011,279	87,982	1,300	12,306,463

The accompanying Notes to Financial Statements are an integral part of this statement.

18

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Ivy VIP Asset Strategy Class II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
For the Year Ended December 31, 2020
From operations:
Dividends	$18,115	$6,860,236	$8,229	$52,753	$1,402
Mortality and expense risk and administrative charges	(4,261)	(5,164,903)	(4,672)	(17,782)	(3,118)
Net investment income (loss)	13,854	1,695,333	3,557	34,971	(1,716)
Net realized gain (loss)	(722)	(22,113,418)	578	(11,668)	(23,565)
Capital gain distribution from mutual funds	13,336	5,791,003	6,795	-	494
Change in unrealized appreciation (depreciation) of investments	(12,583)	24,334,547	38,286	55,324	23,714
Increase (decrease) in net assets from operations	13,885	9,707,465	49,216	78,627	(1,073)

From contract transactions:
Payments received from contract owners	-	5,750,043	1,250	104,141	-
Payments for contract benefits or terminations	-	(32,729,339)	(7,901)	(184,512)	(208,870)
Transfers between sub-accounts (including fixed account), net	50,063	8,542,018	1,385	(37,545)	13,854
Contract maintenance charges	(19)	(2,758,855)	(10)	(45)	(7)
Adjustments to net assets allocated to contracts in payout period	-	(16,293)	-	-	-
Increase (decrease) in net assets from contract transactions	50,044	(21,212,426)	(5,276)	(117,961)	(195,023)

Increase (decrease) in net assets	63,929	(11,504,961)	43,940	(39,334)	(196,096)
Net assets at beginning of period	900,815	381,758,846	411,737	1,518,906	328,226
Net assets at end of period	$964,744	$370,253,885	$455,677	$1,479,572	$132,130

Beginning units	83,027	15,748,687	36,513	122,864	23,977
Units issued	4,559	2,852,436	862	31,065	1,103
Units redeemed	(10)	(3,314,853)	(1,508)	(40,959)	(15,420)
Ending units	87,576	15,286,270	35,867	112,970	9,660

For the Year Ended December 31, 2019
From operations:
Dividends	$10	$5,682,643	$8,234	$56,566	$3,886
Mortality and expense risk and administrative charges	(56)	(5,761,744)	(4,640)	(15,451)	(3,367)
Net investment income (loss)	(46)	(79,101)	3,594	41,115	519
Net realized gain (loss)	(5)	(10,440,118)	(502)	(324)	(558)
Capital gain distribution from mutual funds	62	40,203,808	15,692	-	7,901
Change in unrealized appreciation (depreciation) of investments	(944)	47,323,092	53,674	100,552	45,969
Increase (decrease) in net assets from operations	(933)	77,007,681	72,458	141,343	53,831

From contract transactions:
Payments received from contract owners	901,837	5,632,236	-	31,596	-
Payments for contract benefits or terminations	-	(45,046,634)	(47,705)	(3,651)	(149)
Transfers between sub-accounts (including fixed account), net	(84)	(15,899,390)	5,861	238,474	7,726
Contract maintenance charges	(5)	(2,647,919)	(8)	(72)	(8)
Adjustments to net assets allocated to contracts in payout period	-	(1,566)	-	-	-
Increase (decrease) in net assets from contract transactions	901,748	(57,963,273)	(41,852)	266,347	7,569

Increase in net assets from separate account merger	-	8,834,607	-	-	-

Increase (decrease) in net assets	900,815	27,879,015	30,606	407,690	61,400
Net assets at beginning of period	-	353,879,831	381,131	1,111,216	266,826
Net assets at end of period	$900,815	$381,758,846	$411,737	$1,518,906	$328,226

Beginning units	-	17,989,340	40,786	100,706	23,422
Units issued	83,139	474,044	698	22,470	572
Units redeemed	(112)	(3,033,891)	(4,971)	(312)	(17)
Units transferred in from separate account merger	-	319,194	-	-	-
Ending units	83,027	15,748,687	36,513	122,864	23,977

The accompanying Notes to Financial Statements are an integral part of this statement.

19

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S
For the Year Ended December 31, 2020
From operations:
Dividends	$2,601,089	$118,435	$71,883	$15,575	$5,371
Mortality and expense risk and administrative charges	(2,351,149)	(166,637)	(28,599)	(11,708)	(8,787)
Net investment income (loss)	249,940	(48,202)	43,284	3,867	(3,416)
Net realized gain (loss)	4,448,402	258,953	(19,366)	(23,988)	12,652
Capital gain distribution from mutual funds	-	-	-	17,059	44,305
Change in unrealized appreciation (depreciation) of investments	(1,179,825)	(281,381)	42,796	(47,359)	(13,876)
Increase (decrease) in net assets from operations	3,518,517	(70,630)	66,714	(50,421)	39,665

From contract transactions:
Payments received from contract owners	3,446,689	72,949	2,482	6,246	8,228
Payments for contract benefits or terminations	(15,529,374)	(937,817)	(618,070)	(316,987)	(265,844)
Transfers between sub-accounts (including fixed account), net	5,900,904	(97,579)	1,298,626	(72,733)	(8,010)
Contract maintenance charges	(1,161,955)	(6,699)	(70)	(131)	(39)
Adjustments to net assets allocated to contracts in payout period	(11,573)	1,413	-	-	-
Increase (decrease) in net assets from contract transactions	(7,355,309)	(967,733)	682,968	(383,605)	(265,665)

Increase (decrease) in net assets	(3,836,792)	(1,038,363)	749,682	(434,026)	(226,000)
Net assets at beginning of period	169,605,470	13,188,768	1,982,979	1,248,455	929,308
Net assets at end of period	$165,768,678	$12,150,405	$2,732,661	$814,429	$703,308

Beginning units	8,136,695	553,830	187,303	100,799	91,808
Units issued	1,088,340	26,730	160,493	14,526	4,345
Units redeemed	(1,329,166)	(75,073)	(94,529)	(47,952)	(31,325)
Ending units	7,895,869	505,487	253,267	67,373	64,828

For the Year Ended December 31, 2019
From operations:
Dividends	$2,678,843	$116,389	$63,986	$30,171	$1,370
Mortality and expense risk and administrative charges	(2,520,894)	(201,391)	(23,376)	(13,971)	(10,383)
Net investment income (loss)	157,949	(85,002)	40,610	16,200	(9,013)
Net realized gain (loss)	8,587,782	485,931	(4,416)	9,473	(2,014)
Capital gain distribution from mutual funds	10,845,505	217,931	-	53,746	-
Change in unrealized appreciation (depreciation) of investments	10,571,989	1,830,854	34,051	192,340	125,552
Increase (decrease) in net assets from operations	30,163,225	2,449,714	70,245	271,759	114,525

From contract transactions:
Payments received from contract owners	3,018,232	34,082	3,000	837	1,990
Payments for contract benefits or terminations	(19,962,973)	(1,337,801)	(47,839)	(39,804)	(33,714)
Transfers between sub-accounts (including fixed account), net	(3,874,870)	(271,779)	208,793	(44,794)	12,075
Contract maintenance charges	(1,116,977)	(7,742)	(139)	(169)	(56)
Adjustments to net assets allocated to contracts in payout period	(4,100)	(4,382)	-	-	-
Increase (decrease) in net assets from contract transactions	(21,940,688)	(1,587,622)	163,815	(83,930)	(19,705)

Increase in net assets from separate account merger	7,235,939	-	-	-	-

Increase (decrease) in net assets	15,458,476	862,092	234,060	187,829	94,820
Net assets at beginning of period	154,146,994	12,326,676	1,748,919	1,060,626	834,488
Net assets at end of period	$169,605,470	$13,188,768	$1,982,979	$1,248,455	$929,308

Beginning units	8,937,979	625,120	171,712	108,208	93,968
Units issued	312,790	7,204	61,493	5,480	2,746
Units redeemed	(1,434,113)	(78,494)	(45,902)	(12,889)	(4,906)
Units transferred in from separate account merger	320,039	-	-	-	-
Ending units	8,136,695	553,830	187,303	100,799	91,808

The accompanying Notes to Financial Statements are an integral part of this statement.

20

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class
For the Year Ended December 31, 2020
From operations:
Dividends	$2,404	$29,001	$38,999	$610,666	$3,582
Mortality and expense risk and administrative charges	(542)	(13,387)	(11,378)	(418,776)	(855)
Net investment income (loss)	1,862	15,614	27,621	191,890	2,727
Net realized gain (loss)	12	10,231	24,958	54,650	252
Capital gain distribution from mutual funds	-	-	-	296,047	1,125
Change in unrealized appreciation (depreciation) of investments	1,581	19,613	53,316	1,110,153	4,890
Increase (decrease) in net assets from operations	3,455	45,458	105,895	1,652,740	8,994

From contract transactions:
Payments received from contract owners	-	467,932	201,628	46,153,393	241,259
Payments for contract benefits or terminations	(244)	(235,730)	(129,234)	(719,549)	(155)
Transfers between sub-accounts (including fixed account), net	2,545	128,571	505,000	21,525,552	26,333
Contract maintenance charges	(7)	(110)	(2,955)	(312,354)	(1,793)
Increase (decrease) in net assets from contract transactions	2,294	360,663	574,439	66,647,042	265,644

Increase (decrease) in net assets	5,749	406,121	680,334	68,299,782	274,638
Net assets at beginning of period	51,833	982,607	508,840	5,146,833	15,890
Net assets at end of period	$57,582	$1,388,728	$1,189,174	$73,446,615	$290,528

Beginning units	4,606	91,734	45,361	515,832	1,603
Units issued	212	59,608	133,403	6,824,462	27,347
Units redeemed	(24)	(26,216)	(73,107)	(471,356)	(1,957)
Ending units	4,794	125,126	105,657	6,868,938	26,993

For the Year Ended December 31, 2019
From operations:
Dividends	$1,321	$39,936	$11,671	$13,632	$3
Mortality and expense risk and administrative charges	(513)	(11,305)	(3,204)	(6,395)	(1)
Net investment income (loss)	808	28,631	8,467	7,237	2
Net realized gain (loss)	38	784	435	(11)	-
Change in unrealized appreciation (depreciation) of investments	3,792	2,196	25,030	(16,278)	(23)
Increase (decrease) in net assets from operations	4,638	31,611	33,932	(9,052)	(21)

From contract transactions:
Payments received from contract owners	-	29,863	92,441	4,931,395	15,931
Payments for contract benefits or terminations	(229)	(23,312)	(15,842)	(6,150)	-
Transfers between sub-accounts (including fixed account), net	3,299	78,595	160,871	230,701	(20)
Contract maintenance charges	(7)	(102)	(19)	(61)	-
Increase (decrease) in net assets from contract transactions	3,063	85,044	237,451	5,155,885	15,911

Increase (decrease) in net assets	7,701	116,655	271,383	5,146,833	15,890
Net assets at beginning of period	44,132	865,952	237,457	-	-
Net assets at end of period	$51,833	$982,607	$508,840	$5,146,833	$15,890

Beginning units	4,334	83,765	22,441	-	-
Units issued	294	10,900	24,769	522,451	1,605
Units redeemed	(22)	(2,931)	(1,849)	(6,619)	(2)
Ending units	4,606	91,734	45,361	515,832	1,603

The accompanying Notes to Financial Statements are an integral part of this statement.

21

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$174,125	$24,737	$195,600	$108,525	$65,659
Mortality and expense risk and administrative charges	(71,658)	(14,136)	(146,696)	(99,696)	(39,935)
Net investment income (loss)	102,467	10,601	48,904	8,829	25,724
Net realized gain (loss)	41,166	6,325	529,042	422,765	(23,195)
Capital gain distribution from mutual funds	-	-	285,258	181,315	-
Change in unrealized appreciation (depreciation) of investments	219,117	112,269	(520,615)	(374,951)	27,433
Increase (decrease) in net assets from operations	362,750	129,195	342,589	237,958	29,962

From contract transactions:
Payments received from contract owners	-	-	360	-	550
Payments for contract benefits or terminations	(833,988)	(74,496)	(1,399,602)	(762,482)	(268,387)
Transfers between sub-accounts (including fixed account), net	746,507	20,868	(46,904)	(82,703)	461,810
Contract maintenance charges	(4,976)	(981)	(11,627)	(14,626)	(3,920)
Adjustments to net assets allocated to contracts in payout period	139	2	(1)	-	204
Increase (decrease) in net assets from contract transactions	(92,318)	(54,607)	(1,457,774)	(859,811)	190,257

Increase (decrease) in net assets	270,432	74,588	(1,115,185)	(621,853)	220,219
Net assets at beginning of period	4,787,195	1,005,217	11,997,413	7,355,773	2,254,221
Net assets at end of period	$5,057,627	$1,079,805	$10,882,228	$6,733,920	$2,474,440

Beginning units	464,938	112,678	504,077	336,472	259,792
Units issued	89,556	7,137	4,287	9,558	79,981
Units redeemed	(99,202)	(13,461)	(72,812)	(50,897)	(57,127)
Ending units	455,292	106,354	435,552	295,133	282,646

For the Year Ended December 31, 2019
From operations:
Dividends	$151,462	$15,190	$222,843	$117,527	$63,403
Mortality and expense risk and administrative charges	(40,707)	(14,012)	(169,384)	(112,250)	(35,446)
Net investment income (loss)	110,755	1,178	53,459	5,277	27,957
Net realized gain (loss)	1,226	18,497	715,069	410,522	(20,185)
Capital gain distribution from mutual funds	-	45,759	311,807	187,268	-
Change in unrealized appreciation (depreciation) of investments	16,548	107,985	1,716,447	1,064,868	95,603
Increase (decrease) in net assets from operations	128,529	173,419	2,796,782	1,667,935	103,375

From contract transactions:
Payments received from contract owners	3,966	-	8,374	15,841	550
Payments for contract benefits or terminations	(349,543)	(108,760)	(1,713,089)	(623,332)	(161,480)
Transfers between sub-accounts (including fixed account), net	5,007,086	312,080	(30,013)	(305,928)	811,726
Contract maintenance charges	(2,896)	(1,126)	(14,214)	(15,743)	(1,910)
Adjustments to net assets allocated to contracts in payout period	53	56	(55)	16	(6,592)
Increase (decrease) in net assets from contract transactions	4,658,666	202,250	(1,748,997)	(929,146)	642,294

Increase (decrease) in net assets	4,787,195	375,669	1,047,785	738,789	745,669
Net assets at beginning of period	-	629,548	10,949,628	6,616,984	1,508,552
Net assets at end of period	$4,787,195	$1,005,217	$11,997,413	$7,355,773	$2,254,221

Beginning units	-	83,344	585,103	384,146	178,972
Units issued	500,016	42,995	4,280	1,238	113,916
Units redeemed	(35,078)	(13,661)	(85,306)	(48,912)	(33,096)
Ending units	464,938	112,678	504,077	336,472	259,792

The accompanying Notes to Financial Statements are an integral part of this statement.

22

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Income Account Class 1	PVC Income Account Class 2	PVC Large Cap Growth Account I Class 1	PVC LargeCap Growth Account Class 1	PVC LargeCap Growth Account Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$319	$-	$-
Mortality and expense risk and administrative charges	-	-	(19,098)	-	-
Net investment income (loss)	-	-	(18,779)	-	-
Net realized gain (loss)	-	-	23,522	-	-
Capital gain distribution from mutual funds	-	-	73,001	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	311,774	-	-
Increase (decrease) in net assets from operations	-	-	389,518	-	-

From contract transactions:
Payments received from contract owners	-	-	595	-	-
Payments for contract benefits or terminations	-	-	(78,685)	-	-
Transfers between sub-accounts (including fixed account), net	-	-	14,594	-	-
Contract maintenance charges	-	-	(271)	-	-
Increase (decrease) in net assets from contract transactions	-	-	(63,767)	-	-

Increase (decrease) in net assets	-	-	325,751	-	-
Net assets at beginning of period	-	-	1,129,251	-	-
Net assets at end of period	$-	$-	$1,455,002	$-	$-

Beginning units	-	-	98,902	-	-
Units issued	-	-	5,705	-	-
Units redeemed	-	-	(9,594)	-	-
Ending units	-	-	95,013	-	-

For the Year Ended December 31, 2019
From operations:
Dividends	$2,475,154	$1,152,854	$510	$593	$-
Mortality and expense risk and administrative charges	(20,579)	(10,554)	(9,254)	(3,819)	(3,204)
Net investment income (loss)	2,454,575	1,142,300	(8,744)	(3,226)	(3,204)
Net realized gain (loss)	(2,524,625)	(1,137,924)	2,948	143,523	112,313
Capital gain distribution from mutual funds	67,360	31,512	76,589	163,424	126,056
Change in unrealized appreciation (depreciation) of investments	129,576	29,138	57,075	(214,190)	(166,068)
Increase (decrease) in net assets from operations	126,886	65,026	127,868	89,531	69,097

From contract transactions:
Payments for contract benefits or terminations	(121,916)	(114,119)	(90,374)	(8,976)	(445)
Transfers between sub-accounts (including fixed account), net	(3,288,086)	(1,551,641)	1,091,902	(616,629)	(485,321)
Contract maintenance charges	(2,168)	(211)	(145)	(89)	(67)
Adjustments to net assets allocated to contracts in payout period	15	(10)	-	-	-
Increase (decrease) in net assets from contract transactions	(3,412,155)	(1,665,981)	1,001,383	(625,694)	(485,833)

Increase (decrease) in net assets	(3,285,269)	(1,600,955)	1,129,251	(536,163)	(416,736)
Net assets at beginning of period	3,285,269	1,600,955	-	536,163	416,736
Net assets at end of period	$-	$-	$1,129,251	$-	$-

Beginning units	299,013	154,338	-	40,451	33,471
Units issued	851	584	107,630	35	149
Units redeemed	(299,864)	(154,922)	(8,728)	(40,486)	(33,620)
Ending units	-	-	98,902	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

23

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC MidCap Account Class 1	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2	PVC Real Estate Securities Account Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$13,076	$2,913	$125,720	$23,235	$7,515
Mortality and expense risk and administrative charges	(27,140)	(9,442)	(141,697)	(32,947)	(5,438)
Net investment income (loss)	(14,064)	(6,529)	(15,977)	(9,712)	2,077
Net realized gain (loss)	51,075	100,552	412,955	109,950	7,795
Capital gain distribution from mutual funds	174,373	56,688	471,165	102,369	22,305
Change in unrealized appreciation (depreciation) of investments	88,948	(54,725)	746,082	131,880	(54,232)
Increase (decrease) in net assets from operations	300,332	95,986	1,614,225	334,487	(22,055)

From contract transactions:
Payments received from contract owners	360	-	480	-	-
Payments for contract benefits or terminations	(100,015)	(397,754)	(1,100,979)	(316,199)	(20,685)
Transfers between sub-accounts (including fixed account), net	(31,372)	(16,104)	(93,007)	(2,574)	9,730
Contract maintenance charges	(2,155)	(207)	(7,579)	(735)	(705)
Adjustments to net assets allocated to contracts in payout period	157	-	(732)	-	-
Increase (decrease) in net assets from contract transactions	(133,025)	(414,065)	(1,201,817)	(319,508)	(11,660)

Increase (decrease) in net assets	167,307	(318,079)	412,408	14,979	(33,715)
Net assets at beginning of period	1,918,421	977,998	10,425,512	2,237,508	439,148
Net assets at end of period	$2,085,728	$659,919	$10,837,920	$2,252,487	$405,433

Beginning units	56,680	30,850	313,945	72,996	10,391
Units issued	759	12	2,886	366	252
Units redeemed	(4,518)	(12,862)	(37,914)	(10,488)	(565)
Ending units	52,921	18,000	278,917	62,874	10,078

For the Year Ended December 31, 2019
From operations:
Dividends	$5,277	$424	$157,755	$29,645	$7,593
Mortality and expense risk and administrative charges	(28,105)	(14,045)	(140,060)	(33,163)	(5,843)
Net investment income (loss)	(22,828)	(13,621)	17,695	(3,518)	1,750
Net realized gain (loss)	112,437	11,689	292,238	45,122	18,744
Capital gain distribution from mutual funds	268,371	126,378	879,875	188,785	27,961
Change in unrealized appreciation (depreciation) of investments	262,203	159,418	1,374,540	306,770	53,807
Increase (decrease) in net assets from operations	620,183	283,864	2,564,348	537,159	102,262

From contract transactions:
Payments received from contract owners	360	-	11,385	12,788	-
Payments for contract benefits or terminations	(239,732)	(10,272)	(770,409)	(107,279)	(38,095)
Transfers between sub-accounts (including fixed account), net	(25,628)	2,043	(112,269)	(48,072)	16,251
Contract maintenance charges	(2,341)	(209)	(8,560)	(807)	(821)
Adjustments to net assets allocated to contracts in payout period	49	-	(277)	(21)	-
Increase (decrease) in net assets from contract transactions	(267,292)	(8,438)	(880,130)	(143,391)	(22,665)

Increase (decrease) in net assets	352,891	275,426	1,684,218	393,768	79,597
Net assets at beginning of period	1,565,530	702,572	8,741,294	1,843,740	359,551
Net assets at end of period	$1,918,421	$977,998	$10,425,512	$2,237,508	$439,148

Beginning units	65,169	31,145	343,884	78,200	11,015
Units issued	20	197	3,576	785	574
Units redeemed	(8,509)	(492)	(33,515)	(5,989)	(1,198)
Ending units	56,680	30,850	313,945	72,996	10,391

The accompanying Notes to Financial Statements are an integral part of this statement.

24

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$4,151	$547,462	$455,318	$57,832	$63,132
Mortality and expense risk and administrative charges	(3,618)	(391,436)	(363,066)	(37,935)	(51,281)
Net investment income (loss)	533	156,026	92,252	19,897	11,851
Net realized gain (loss)	3,712	46,646	(25,610)	1,801	(67,021)
Capital gain distribution from mutual funds	13,637	784,095	730,008	45,075	53,871
Change in unrealized appreciation (depreciation) of investments	(30,393)	1,160,873	1,267,322	111,640	149,165
Increase (decrease) in net assets from operations	(12,511)	2,147,640	2,063,972	178,413	147,866

From contract transactions:
Payments received from contract owners	-	1,478	33,908	-	-
Payments for contract benefits or terminations	(6,247)	(2,546,570)	(2,173,290)	(270,454)	(1,176,765)
Transfers between sub-accounts (including fixed account), net	9,427	(2,020,994)	(525,602)	(105,360)	593,919
Contract maintenance charges	(218)	(10,340)	(32,025)	(707)	(1,171)
Adjustments to net assets allocated to contracts in payout period	-	(721)	1	539	3
Increase (decrease) in net assets from contract transactions	2,962	(4,577,147)	(2,697,008)	(375,982)	(584,014)

Increase (decrease) in net assets	(9,549)	(2,429,507)	(633,036)	(197,569)	(436,148)
Net assets at beginning of period	254,168	28,914,650	25,048,816	2,744,189	3,229,240
Net assets at end of period	$244,619	$26,485,143	$24,415,780	$2,546,620	$2,793,092

Beginning units	6,344	1,561,087	1,422,112	222,379	273,260
Units issued	276	12,972	51,111	24,509	86,036
Units redeemed	(179)	(271,463)	(203,194)	(57,021)	(139,736)
Ending units	6,441	1,302,596	1,270,029	189,867	219,560

For the Year Ended December 31, 2019
From operations:
Dividends	$3,984	$708,073	$584,139	$79,908	$84,102
Mortality and expense risk and administrative charges	(3,820)	(440,406)	(403,198)	(42,026)	(49,353)
Net investment income (loss)	164	267,667	180,941	37,882	34,749
Net realized gain (loss)	9,323	71,622	(114,877)	2,998	17,031
Capital gain distribution from mutual funds	16,153	1,014,786	922,916	55,675	63,116
Change in unrealized appreciation (depreciation) of investments	33,659	3,356,069	3,139,546	265,781	289,528
Increase (decrease) in net assets from operations	59,299	4,710,144	4,128,526	362,336	404,424

From contract transactions:
Payments received from contract owners	-	20,719	7,082	-	-
Payments for contract benefits or terminations	(6,653)	(2,695,296)	(3,849,544)	(648,653)	(253,950)
Transfers between sub-accounts (including fixed account), net	(8,433)	(17,405)	428,735	290,973	75,701
Contract maintenance charges	(197)	(11,310)	(34,799)	(788)	(1,223)
Adjustments to net assets allocated to contracts in payout period	-	(265)	22	172	33
Increase (decrease) in net assets from contract transactions	(15,283)	(2,703,557)	(3,448,504)	(358,296)	(179,439)

Increase (decrease) in net assets	44,016	2,006,587	680,022	4,040	224,985
Net assets at beginning of period	210,152	26,908,063	24,368,794	2,740,149	3,004,255
Net assets at end of period	$254,168	$28,914,650	$25,048,816	$2,744,189	$3,229,240

Beginning units	6,759	1,715,857	1,628,873	251,091	289,548
Units issued	66	17,564	65,961	25,962	10,991
Units redeemed	(481)	(172,334)	(272,722)	(54,674)	(27,279)
Ending units	6,344	1,561,087	1,422,112	222,379	273,260

The accompanying Notes to Financial Statements are an integral part of this statement.

25

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$237,315	$200,167	$127,427	$125,883	$57,775
Mortality and expense risk and administrative charges	(193,785)	(197,863)	(72,673)	(80,219)	(46,006)
Net investment income (loss)	43,530	2,304	54,754	45,664	11,769
Net realized gain (loss)	324,903	227,921	13,327	44,024	55,491
Capital gain distribution from mutual funds	205,609	198,176	102,168	109,457	78,509
Change in unrealized appreciation (depreciation) of investments	843,351	772,653	66,648	50,093	275,149
Increase (decrease) in net assets from operations	1,417,393	1,201,054	236,897	249,238	420,918

From contract transactions:
Payments received from contract owners	3,838	2,914	960	3,570	1,920
Payments for contract benefits or terminations	(1,034,680)	(1,371,070)	(559,726)	(850,039)	(367,903)
Transfers between sub-accounts (including fixed account), net	160,390	(522,169)	(52,847)	226,120	26,363
Contract maintenance charges	(6,457)	(24,711)	(2,398)	(2,610)	(1,167)
Adjustments to net assets allocated to contracts in payout period	1	(15,266)	1,307	2	1
Increase (decrease) in net assets from contract transactions	(876,908)	(1,930,302)	(612,704)	(622,957)	(340,786)

Increase (decrease) in net assets	540,485	(729,248)	(375,807)	(373,719)	80,132
Net assets at beginning of period	13,152,696	13,765,197	5,070,782	5,308,046	3,065,908
Net assets at end of period	$13,693,181	$13,035,949	$4,694,975	$4,934,327	$3,146,040

Beginning units	639,897	709,567	373,924	410,351	132,458
Units issued	21,924	74,119	498	24,956	67,729
Units redeemed	(61,696)	(177,906)	(45,780)	(73,090)	(80,784)
Ending units	600,125	605,780	328,642	362,217	119,403

For the Year Ended December 31, 2019
From operations:
Dividends	$229,019	$225,356	$171,759	$173,866	$48,989
Mortality and expense risk and administrative charges	(200,532)	(229,571)	(75,490)	(80,978)	(46,272)
Net investment income (loss)	28,487	(4,215)	96,269	92,888	2,717
Net realized gain (loss)	476,940	473,032	15,905	17,866	30,810
Capital gain distribution from mutual funds	570,371	644,140	140,674	151,483	164,969
Change in unrealized appreciation (depreciation) of investments	1,535,771	1,659,082	278,147	273,815	494,750
Increase (decrease) in net assets from operations	2,611,569	2,772,039	530,995	536,052	693,246

From contract transactions:
Payments received from contract owners	2,550	475,802	960	-	1,920
Payments for contract benefits or terminations	(1,715,917)	(2,939,608)	(248,985)	(255,313)	(367,085)
Transfers between sub-accounts (including fixed account), net	(393,961)	(56,705)	113,922	281,431	(215,616)
Contract maintenance charges	(7,862)	(28,592)	(2,393)	(1,694)	(1,302)
Adjustments to net assets allocated to contracts in payout period	28	(6,789)	375	10	29
Increase (decrease) in net assets from contract transactions	(2,115,162)	(2,555,892)	(136,121)	24,434	(582,054)

Increase (decrease) in net assets	496,407	216,147	394,874	560,486	111,192
Net assets at beginning of period	12,656,289	13,549,050	4,675,908	4,747,560	2,954,716
Net assets at end of period	$13,152,696	$13,765,197	$5,070,782	$5,308,046	$3,065,908

Beginning units	750,535	851,118	384,409	407,965	160,039
Units issued	7,400	59,638	8,529	37,326	35,508
Units redeemed	(118,038)	(201,189)	(19,014)	(34,940)	(63,089)
Ending units	639,897	709,567	373,924	410,351	132,458

The accompanying Notes to Financial Statements are an integral part of this statement.

26

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Strategic Growth Portfolio Class 2	PVC Short- Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$80,976	$40,055	$2,293	$743	$1,823
Mortality and expense risk and administrative charges	(82,519)	(31,562)	(7,244)	(4,266)	(351)
Net investment income (loss)	(1,543)	8,493	(4,951)	(3,523)	1,472
Net realized gain (loss)	30,471	6,780	(12,223)	315	66
Capital gain distribution from mutual funds	126,132	-	33,607	20,178	4,722
Change in unrealized appreciation (depreciation) of investments	540,148	17,598	74,520	42,148	3,620
Increase (decrease) in net assets from operations	695,208	32,871	90,953	59,118	9,880

From contract transactions:
Payments received from contract owners	2,925	550	-	-	10,389
Payments for contract benefits or terminations	(245,861)	(44,330)	(40,206)	(71,204)	(402)
Transfers between sub-accounts (including fixed account), net	98,198	84,210	12,966	(5,954)	91,323
Contract maintenance charges	(7,896)	(1,073)	(281)	(65)	(99)
Adjustments to net assets allocated to contracts in payout period	-	3,533	73	-	-
Increase (decrease) in net assets from contract transactions	(152,634)	42,890	(27,448)	(77,223)	101,211

Increase (decrease) in net assets	542,574	75,761	63,505	(18,105)	111,091
Net assets at beginning of period	5,288,289	1,881,407	512,880	338,868	24,734
Net assets at end of period	$5,830,863	$1,957,168	$576,385	$320,763	$135,825

Beginning units	244,621	244,375	33,447	23,256	2,048
Units issued	7,295	31,828	1,794	1,095	8,162
Units redeemed	(13,562)	(25,631)	(3,865)	(6,003)	(93)
Ending units	238,354	250,572	31,376	18,348	10,117

For the Year Ended December 31, 2019
From operations:
Dividends	$67,627	$52,097	$1,686	$298	$436
Mortality and expense risk and administrative charges	(87,138)	(33,354)	(8,036)	(5,055)	(69)
Net investment income (loss)	(19,511)	18,743	(6,350)	(4,757)	367
Net realized gain (loss)	158,408	(1,958)	4,979	1,998	2
Capital gain distribution from mutual funds	268,210	-	80,112	50,518	477
Change in unrealized appreciation (depreciation) of investments	806,882	43,821	36,897	22,703	759
Increase (decrease) in net assets from operations	1,213,989	60,606	115,638	70,462	1,605

From contract transactions:
Payments received from contract owners	17,745	189,485	-	-	23,129
Payments for contract benefits or terminations	(1,176,026)	(302,331)	(65,899)	(8,325)	-
Transfers between sub-accounts (including fixed account), net	(147,829)	285,364	(4,711)	(9,305)	-
Contract maintenance charges	(8,755)	(1,097)	(419)	(74)	-
Adjustments to net assets allocated to contracts in payout period	(9)	1,574	24	-	-
Increase (decrease) in net assets from contract transactions	(1,314,874)	172,995	(71,005)	(17,704)	23,129

Increase (decrease) in net assets	(100,885)	233,601	44,633	52,758	24,734
Net assets at beginning of period	5,389,174	1,647,806	468,247	286,110	-
Net assets at end of period	$5,288,289	$1,881,407	$512,880	$338,868	$24,734

Beginning units	311,190	218,942	38,198	24,566	-
Units issued	1,739	104,493	87	347	2,048
Units redeemed	(68,308)	(79,060)	(4,838)	(1,657)	-
Ending units	244,621	244,375	33,447	23,256	2,048
The accompanying Notes to Financial Statements are an integral part of this statement.

27

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$1,722,757	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(1,975,682)	(946)	(2,104,761)	(1,233)	(3,033,422)
Net investment income (loss)	(252,925)	(946)	(2,104,761)	(1,233)	(3,033,422)
Net realized gain (loss)	(2,465,761)	457	1,180,671	(33,048)	(1,841,071)
Capital gain distribution from mutual funds	5,387,113	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	11,513,597	30,949	26,417,159	11,770	31,647,771
Increase (decrease) in net assets from operations	14,182,024	30,460	25,493,069	(22,511)	26,773,278

From contract transactions:
Payments received from contract owners	13,911,611	31,350	29,929,540	-	16,041,175
Payments for contract benefits or terminations	(12,545,889)	-	(9,609,370)	(1,062)	(16,331,027)
Transfers between sub-accounts (including fixed account), net	5,370,039	(1,948)	5,095,972	(191,884)	(998,648)
Contract maintenance charges	(1,531,632)	(2,536)	(2,042,815)	(4,097)	(2,477,760)
Adjustments to net assets allocated to contracts in payout period	(611)	-	-	-	(1,209)
Increase (decrease) in net assets from contract transactions	5,203,518	26,866	23,373,327	(197,043)	(3,767,469)

Increase (decrease) in net assets	19,385,542	57,326	48,866,396	(219,554)	23,005,809
Net assets at beginning of period	137,159,809	162,673	149,067,081	470,020	211,845,107
Net assets at end of period	$156,545,351	$219,999	$197,933,477	$250,466	$234,850,916

Beginning units	8,162,392	12,483	7,687,856	37,052	11,933,954
Units issued	1,778,156	4,772	2,517,686	72	1,515,462
Units redeemed	(1,513,243)	(2,697)	(1,297,640)	(19,934)	(1,773,734)
Ending units	8,427,305	14,558	8,907,902	17,190	11,675,682

For the Year Ended December 31, 2019
From operations:
Dividends	$2,089,711	$94	$13,108	$7,431	$2,838,075
Mortality and expense risk and administrative charges	(1,851,067)	(840)	(1,598,055)	(1,902)	(2,947,374)
Net investment income (loss)	238,644	(746)	(1,584,947)	5,529	(109,299)
Net realized gain (loss)	(2,648,938)	(599)	716,386	(496)	(1,137,977)
Capital gain distribution from mutual funds	2,644,443	4,595	4,123,342	16,537	7,441,008
Change in unrealized appreciation (depreciation) of investments	16,685,120	27,846	18,943,177	33,158	27,979,997
Increase (decrease) in net assets from operations	16,919,269	31,096	22,197,958	54,728	34,173,729

From contract transactions:
Payments received from contract owners	13,016,105	-	45,176,133	180,000	16,425,782
Payments for contract benefits or terminations	(13,890,773)	-	(7,626,931)	(1,040)	(21,604,170)
Transfers between sub-accounts (including fixed account), net	4,771,601	(3,239)	2,254,074	210,439	(133,960)
Contract maintenance charges	(1,185,878)	(1,840)	(1,169,450)	(1,736)	(1,997,169)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(1,811)
Increase (decrease) in net assets from contract transactions	2,711,055	(5,079)	38,633,826	387,663	(7,311,328)

Increase (decrease) in net assets	19,630,324	26,017	60,831,784	442,391	26,862,401
Net assets at beginning of period	117,529,485	136,656	88,235,297	27,629	184,982,706
Net assets at end of period	$137,159,809	$162,673	$149,067,081	$470,020	$211,845,107

Beginning units	8,015,704	12,900	5,568,909	2,624	12,410,306
Units issued	1,306,718	3	2,974,526	34,680	1,237,735
Units redeemed	(1,160,030)	(420)	(855,579)	(252)	(1,714,087)
Ending units	8,162,392	12,483	7,687,856	37,052	11,933,954

The accompanying Notes to Financial Statements are an integral part of this statement.

28

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(413)	$(2,636,715)	$(1,578)	$(1,914)	$(4,875)
Net investment income (loss)	(413)	(2,636,715)	(1,578)	(1,914)	(4,875)
Net realized gain (loss)	187	(742,755)	269	365	(10,353)
Change in unrealized appreciation (depreciation) of investments	13,781	24,501,777	6,829	11,062	45,629
Increase (decrease) in net assets from operations	13,555	21,122,307	5,520	9,513	30,401

From contract transactions:
Payments received from contract owners	-	14,208,642	-	-	6,000
Payments for contract benefits or terminations	-	(14,876,131)	(3,217)	(3,914)	(72,851)
Transfers between sub-accounts (including fixed account), net	-	(2,438,960)	(22,664)	14,285	6,893
Contract maintenance charges	(1,347)	(2,077,099)	(26)	(19)	(19)
Adjustments to net assets allocated to contracts in payout period	-	3	-	-	-
Increase (decrease) in net assets from contract transactions	(1,347)	(5,183,545)	(25,907)	10,352	(59,977)

Increase (decrease) in net assets	12,208	15,938,762	(20,387)	19,865	(29,576)
Net assets at beginning of period	102,616	183,837,816	162,202	153,932	486,111
Net assets at end of period	$114,824	$199,776,578	$141,815	$173,797	$456,535

Beginning units	8,207	10,496,530	10,899	14,207	41,997
Units issued	-	1,238,616	316	1,631	1,586
Units redeemed	(106)	(1,575,298)	(2,295)	(740)	(7,718)
Ending units	8,101	10,159,848	8,920	15,098	35,865

For the Year Ended December 31, 2019
From operations:
Dividends	$1,691	$2,595,143	$666	$4,094	$13,398
Mortality and expense risk and administrative charges	(370)	(2,604,133)	(1,706)	(1,853)	(5,096)
Net investment income (loss)	1,321	(8,990)	(1,040)	2,241	8,302
Net realized gain (loss)	97	(755,849)	27	(378)	(499)
Capital gain distribution from mutual funds	3,102	5,575,133	2,417	-	38,279
Change in unrealized appreciation (depreciation) of investments	8,939	22,793,298	30,173	10,124	35,833
Increase (decrease) in net assets from operations	13,459	27,603,592	31,577	11,987	81,915

From contract transactions:
Payments received from contract owners	90,000	11,513,466	-	-	36,595
Payments for contract benefits or terminations	-	(20,553,885)	(2,341)	(37,531)	(10,218)
Transfers between sub-accounts (including fixed account), net	2	407,151	12,747	8,273	(1,959)
Contract maintenance charges	(845)	(1,730,142)	(26)	(24)	(23)
Adjustments to net assets allocated to contracts in payout period	-	131	-	-	-
Increase (decrease) in net assets from contract transactions	89,157	(10,363,279)	10,380	(29,282)	24,395

Increase (decrease) in net assets	102,616	17,240,313	41,957	(17,295)	106,310
Net assets at beginning of period	-	166,597,503	120,245	171,227	379,801
Net assets at end of period	$102,616	$183,837,816	$162,202	$153,932	$486,111

Beginning units	-	11,146,630	10,059	17,128	39,785
Units issued	8,278	920,451	1,051	873	3,744
Units redeemed	(71)	(1,570,551)	(211)	(3,794)	(1,532)
Ending units	8,207	10,496,530	10,899	14,207	41,997

The accompanying Notes to Financial Statements are an integral part of this statement.

29

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Large Cap Growth Portfolio Class 3	SST SA Multi- Managed Large Cap Value Portfolio Class 3	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Multi- Managed Small Cap Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(4,688)	$(2,498)	$(4,055)	$(3,380)	$(2,375)
Net investment income (loss)	(4,688)	(2,498)	(4,055)	(3,380)	(2,375)
Net realized gain (loss)	12,404	(6,894)	16,894	(14,734)	(8,991)
Change in unrealized appreciation (depreciation) of investments	134,677	3,776	77,308	25,654	29,189
Increase (decrease) in net assets from operations	142,393	(5,616)	90,147	7,540	17,823

From contract transactions:
Payments received from contract owners	-	5,963	9,000	3,000	6,000
Payments for contract benefits or terminations	(6,149)	(52,094)	(185,212)	(30,059)	(10,328)
Transfers between sub-accounts (including fixed account), net	356,605	72,697	(44,022)	303	(12,380)
Contract maintenance charges	(47)	(19)	(24)	(33)	(23)
Increase (decrease) in net assets from contract transactions	350,409	26,547	(220,258)	(26,789)	(16,731)

Increase (decrease) in net assets	492,802	20,931	(130,111)	(19,249)	1,092
Net assets at beginning of period	171,501	186,918	462,023	350,260	247,120
Net assets at end of period	$664,303	$207,849	$331,912	$331,011	$248,212

Beginning units	10,189	13,710	27,502	26,584	18,037
Units issued	20,505	6,917	612	2,065	1,542
Units redeemed	(2,093)	(5,381)	(13,989)	(4,501)	(3,213)
Ending units	28,601	15,246	14,125	24,148	16,366

For the Year Ended December 31, 2019
From operations:
Dividends	$336	$3,985	$-	$3,535	$-
Mortality and expense risk and administrative charges	(2,001)	(2,305)	(5,101)	(3,847)	(2,711)
Net investment income (loss)	(1,665)	1,680	(5,101)	(312)	(2,711)
Net realized gain (loss)	603	(9,003)	(894)	(1,569)	(2,574)
Capital gain distribution from mutual funds	20,913	10,237	49,691	17,849	19,886
Change in unrealized appreciation (depreciation) of investments	18,778	41,804	77,891	51,580	33,680
Increase (decrease) in net assets from operations	38,629	44,718	121,587	67,548	48,281

From contract transactions:
Payments received from contract owners	-	-	4,000	-	-
Payments for contract benefits or terminations	(4,037)	(56,628)	(25,694)	(9,129)	(26,018)
Transfers between sub-accounts (including fixed account), net	766	(5,194)	(4,489)	1,784	2,660
Contract maintenance charges	(64)	(31)	(37)	(33)	(31)
Increase (decrease) in net assets from contract transactions	(3,335)	(61,853)	(26,220)	(7,378)	(23,389)

Increase (decrease) in net assets	35,294	(17,135)	95,367	60,170	24,892
Net assets at beginning of period	136,207	204,053	366,656	290,090	222,228
Net assets at end of period	$171,501	$186,918	$462,023	$350,260	$247,120

Beginning units	10,417	19,081	29,475	27,240	20,102
Units issued	214	57	897	188	360
Units redeemed	(442)	(5,428)	(2,870)	(844)	(2,425)
Ending units	10,189	13,710	27,502	26,584	18,037

The accompanying Notes to Financial Statements are an integral part of this statement.

30

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1	SST SA Wellington Real Return Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(1,265)	$(887,002)	$(5,832)	$(475)	$(3,769,422)
Net investment income (loss)	(1,265)	(887,002)	(5,832)	(475)	(3,769,422)
Net realized gain (loss)	(1,854)	(420,967)	7,194	(73)	(294,724)
Change in unrealized appreciation (depreciation) of investments	33,253	10,637,785	159,489	4,923	16,295,416
Increase (decrease) in net assets from operations	30,134	9,329,816	160,851	4,375	12,231,270

From contract transactions:
Payments received from contract owners	-	8,134,325	-	-	9,398,740
Payments for contract benefits or terminations	(539)	(2,627,591)	(137,007)	-	(21,508,544)
Transfers between sub-accounts (including fixed account), net	(19,471)	(806,971)	71,664	9,631	12,377,963
Contract maintenance charges	(4,044)	(970,862)	(70)	(1,036)	(3,204,631)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(336)
Increase (decrease) in net assets from contract transactions	(24,054)	3,728,901	(65,413)	8,595	(2,936,808)

Increase (decrease) in net assets	6,080	13,058,717	95,438	12,970	9,294,462
Net assets at beginning of period	252,656	66,911,477	455,424	76,944	271,949,055
Net assets at end of period	$258,736	$79,970,194	$550,862	$89,914	$281,243,517

Beginning units	19,996	5,164,089	24,882	7,266	23,408,737
Units issued	185	1,098,519	7,429	1,805	5,214,366
Units redeemed	(2,133)	(767,985)	(9,912)	(1,089)	(5,649,211)
Ending units	18,048	5,494,623	22,399	7,982	22,973,892

For the Year Ended December 31, 2019
From operations:
Dividends	$3,297	$735,391	$-	$257	$857,476
Mortality and expense risk and administrative charges	(1,272)	(743,868)	(4,945)	(83)	(3,923,760)
Net investment income (loss)	2,025	(8,477)	(4,945)	174	(3,066,284)
Net realized gain (loss)	(251)	(142,110)	(4,858)	-	(1,981,811)
Capital gain distribution from mutual funds	8,194	2,153,150	40,456	-	-
Change in unrealized appreciation (depreciation) of investments	31,482	7,284,542	72,939	(59)	15,356,915
Increase (decrease) in net assets from operations	41,450	9,287,105	103,592	115	10,308,820

From contract transactions:
Payments received from contract owners	-	13,447,787	15,000	72,759	10,263,195
Payments for contract benefits or terminations	(535)	(3,214,915)	(5,118)	-	(30,184,915)
Transfers between sub-accounts (including fixed account), net	1,182	1,132,653	(17,303)	4,070	25,024,717
Contract maintenance charges	(3,148)	(674,382)	(71)	-	(2,856,900)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(828)
Increase (decrease) in net assets from contract transactions	(2,501)	10,691,143	(7,492)	76,829	2,245,269

Increase (decrease) in net assets	38,949	19,978,248	96,100	76,944	12,554,089
Net assets at beginning of period	213,707	46,933,229	359,324	-	259,394,966
Net assets at end of period	$252,656	$66,911,477	$455,424	$76,944	$271,949,055

Beginning units	20,206	4,285,300	25,208	-	23,246,639
Units issued	123	1,407,225	967	7,269	4,107,283
Units redeemed	(333)	(528,436)	(1,293)	(3)	(3,945,185)
Ending units	19,996	5,164,089	24,882	7,266	23,408,737

The accompanying Notes to Financial Statements are an integral part of this statement.

31

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$-	$1,432	$52,089
Mortality and expense risk and administrative charges	(6,474,286)	(801,482)	(5,675,565)	(469)	(132,974)
Net investment income (loss)	(6,474,286)	(801,482)	(5,675,565)	963	(80,885)
Net realized gain (loss)	31,866,410	2,435,466	18,036,061	340	(524,723)
Capital gain distribution from mutual funds	40,423,896	4,848,321	36,592,595	4,276	202,481
Change in unrealized appreciation (depreciation) of investments	60,480,282	8,575,295	59,653,967	34,772	541,095
Increase (decrease) in net assets from operations	126,296,302	15,057,600	108,607,058	40,351	137,968

From contract transactions:
Payments received from contract owners	1,430,334	454,950	39,081,547	177,974	15,499
Payments for contract benefits or terminations	(41,304,272)	(4,462,523)	(35,149,612)	-	(635,548)
Transfers between sub-accounts (including fixed account), net	(19,459,550)	(2,469,518)	(29,337,235)	1,466	(92,312)
Contract maintenance charges	(172,703)	(86,837)	(1,954,627)	(767)	(21,884)
Adjustments to net assets allocated to contracts in payout period	22,438	3,417	(37,440)	-	(578)
Increase (decrease) in net assets from contract transactions	(59,483,753)	(6,560,511)	(27,397,367)	178,673	(734,823)

Increase (decrease) in net assets	66,812,549	8,497,089	81,209,691	219,024	(596,855)
Net assets at beginning of period	418,161,337	48,812,760	353,127,185	41,424	10,502,610
Net assets at end of period	$484,973,886	$57,309,849	$434,336,876	$260,448	$9,905,755

Beginning units	9,156,462	475,058	5,989,180	4,069	270,468
Units issued	199,999	9,594	1,466,212	22,002	16,109
Units redeemed	(1,312,793)	(66,438)	(1,472,152)	(1,401)	(37,486)
Ending units	8,043,668	418,214	5,983,240	24,670	249,091

For the Year Ended December 31, 2019
From operations:
Dividends	$2,395	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(4,834,352)	(675,641)	(5,242,499)	(66)	(164,765)
Net investment income (loss)	(4,831,957)	(675,641)	(5,242,499)	(66)	(164,765)
Net realized gain (loss)	20,873,283	4,501,382	18,325,867	(8)	(649,882)
Capital gain distribution from mutual funds	19,126,235	2,560,486	21,540,571	605	158,439
Change in unrealized appreciation (depreciation) of investments	53,312,327	5,649,303	59,590,956	1,182	2,412,268
Increase (decrease) in net assets from operations	88,479,888	12,035,530	94,214,895	1,713	1,756,060

From contract transactions:
Payments received from contract owners	1,347,162	50,812	16,443,730	38,883	204,195
Payments for contract benefits or terminations	(32,603,789)	(6,426,365)	(41,023,322)	-	(1,386,048)
Transfers between sub-accounts (including fixed account), net	(7,490,480)	(3,281,708)	(21,900,840)	954	(239,875)
Contract maintenance charges	(164,868)	(95,836)	(1,640,745)	(126)	(27,242)
Adjustments to net assets allocated to contracts in payout period	28,977	852	(6,778)	-	88
Increase (decrease) in net assets from contract transactions	(38,882,998)	(9,752,245)	(48,127,955)	39,711	(1,448,882)

Increase in net assets from separate account merger	93,365,814	7,149,606	-	-	-

Increase (decrease) in net assets	142,962,704	9,432,891	46,086,940	41,424	307,178
Net assets at beginning of period	275,198,633	39,379,869	307,040,245	-	10,195,432
Net assets at end of period	$418,161,337	$48,812,760	$353,127,185	$41,424	$10,502,610

Beginning units	3,443,973	508,844	6,618,140	-	309,550
Units issued	42,309	3,884	734,032	4,121	13,093
Units redeemed	(558,497)	(108,522)	(1,362,992)	(52)	(52,175)
Units transferred in from separate account merger	6,228,677	70,852	-	-	-
Ending units	9,156,462	475,058	5,989,180	4,069	270,468

The accompanying Notes to Financial Statements are an integral part of this statement.

32

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1	SAST SA American Funds Global Growth Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$1,737,641	$-	$-	$732	$195,521
Mortality and expense risk and administrative charges	(4,701,747)	(26,197)	(14,598,890)	(708)	(5,280,051)
Net investment income (loss)	(2,964,106)	(26,197)	(14,598,890)	24	(5,084,530)
Net realized gain (loss)	(30,040,915)	(3,543)	6,134,634	534	(6,738,045)
Capital gain distribution from mutual funds	7,731,709	5,036	954,192	17,183	26,909,888
Change in unrealized appreciation (depreciation) of investments	50,059,046	892,360	133,515,109	32,283	73,746,384
Increase (decrease) in net assets from operations	24,785,734	867,656	126,005,045	50,024	88,833,697

From contract transactions:
Payments received from contract owners	5,879,355	1,397,538	213,281,516	219,544	17,359,555
Payments for contract benefits or terminations	(29,781,759)	(45,174)	(70,235,028)	-	(35,738,316)
Transfers between sub-accounts (including fixed account), net	(1,638,911)	716,441	9,682,325	(4,375)	(38,990,417)
Contract maintenance charges	(2,743,681)	(49,943)	(13,735,370)	(1,105)	(3,302,265)
Adjustments to net assets allocated to contracts in payout period	(28,843)	-	(20,080)	-	(6,532)
Increase (decrease) in net assets from contract transactions	(28,313,839)	2,018,862	138,973,363	214,064	(60,677,975)

Increase (decrease) in net assets	(3,528,105)	2,886,518	264,978,408	264,088	28,155,722
Net assets at beginning of period	343,498,739	4,319,030	1,050,321,294	91,415	362,404,927
Net assets at end of period	$339,970,634	$7,205,548	$1,315,299,702	$355,503	$390,560,649

Beginning units	11,897,460	335,415	52,222,684	7,673	14,755,988
Units issued	3,335,120	173,324	14,380,265	15,832	1,134,030
Units redeemed	(3,701,949)	(9,002)	(7,654,737)	(510)	(3,510,674)
Ending units	11,530,631	499,737	58,948,212	22,995	12,379,344

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$73,222	$15,939,782	$679	$2,779,500
Mortality and expense risk and administrative charges	(5,253,769)	(11,721)	(11,835,801)	(107)	(5,382,625)
Net investment income (loss)	(5,253,769)	61,501	4,103,981	572	(2,603,125)
Net realized gain (loss)	(23,261,910)	(1,165)	5,074,114	(36)	(20,520,789)
Capital gain distribution from mutual funds	5,150,145	189,630	46,865,873	7,401	40,268,198
Change in unrealized appreciation (depreciation) of investments	78,977,217	138,720	96,216,344	(1,504)	83,975,852
Increase (decrease) in net assets from operations	55,611,683	388,686	152,260,312	6,433	101,120,136

From contract transactions:
Payments received from contract owners	6,200,934	3,150,099	231,784,933	86,602	10,211,897
Payments for contract benefits or terminations	(42,177,667)	(803)	(68,935,464)	-	(41,243,366)
Transfers between sub-accounts (including fixed account), net	(2,625,815)	88,516	22,978,775	(1,491)	(32,921,427)
Contract maintenance charges	(2,562,709)	(18,179)	(8,877,172)	(129)	(2,996,165)
Adjustments to net assets allocated to contracts in payout period	(2,611)	-	24,440	-	(3,646)
Increase (decrease) in net assets from contract transactions	(41,167,868)	3,219,633	176,975,512	84,982	(66,952,707)

Increase in net assets from separate account merger	5,185,404	-	-	-	-

Increase (decrease) in net assets	19,629,219	3,608,319	329,235,824	91,415	34,167,429
Net assets at beginning of period	323,869,520	710,711	721,085,470	-	328,237,498
Net assets at end of period	$343,498,739	$4,319,030	$1,050,321,294	$91,415	$362,404,927

Beginning units	13,241,903	66,637	42,900,760	-	17,769,533
Units issued	790,266	270,885	14,975,543	7,930	915,351
Units redeemed	(2,272,448)	(2,107)	(5,653,619)	(257)	(3,928,896)
Units transferred in from separate account merger	137,739	-	-	-	-
Ending units	11,897,460	335,415	52,222,684	7,673	14,755,988

The accompanying Notes to Financial Statements are an integral part of this statement.

33

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth- Income Portfolio Class 1	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$5,354	$3,162,501	$8,600	$4,314,042	$-
Mortality and expense risk and administrative charges	(2,590)	(5,815,797)	(1,965)	(3,708,563)	(922)
Net investment income (loss)	2,764	(2,653,296)	6,635	605,479	(922)
Net realized gain (loss)	22,419	12,444,515	8	(6,097,658)	694
Capital gain distribution from mutual funds	57,692	42,621,414	53,252	30,434,617	564
Change in unrealized appreciation (depreciation) of investments	136,055	117,174,726	1,885	6,415,423	21,694
Increase (decrease) in net assets from operations	218,930	169,587,359	61,780	31,357,861	22,030

From contract transactions:
Payments received from contract owners	273,257	74,655,027	329,424	30,002,207	111,233
Payments for contract benefits or terminations	-	(40,216,226)	(1,702)	(27,542,007)	(238)
Transfers between sub-accounts (including fixed account), net	53,319	(46,651,892)	21,247	4,600,534	(5,334)
Contract maintenance charges	(1,988)	(2,708,048)	(2,564)	(1,640,236)	(2,459)
Adjustments to net assets allocated to contracts in payout period	-	(48,042)	-	(9,930)	-
Increase (decrease) in net assets from contract transactions	324,588	(14,969,181)	346,405	5,410,568	103,202

Increase (decrease) in net assets	543,518	154,618,178	408,185	36,768,429	125,232
Net assets at beginning of period	160,128	350,406,252	158,760	258,117,453	130,006
Net assets at end of period	$703,646	$505,024,430	$566,945	$294,885,882	$255,238

Beginning units	13,028	12,907,285	13,323	10,983,835	10,419
Units issued	29,341	3,547,220	29,485	2,439,304	9,324
Units redeemed	(4,522)	(4,075,941)	(628)	(2,229,857)	(966)
Ending units	37,847	12,378,564	42,180	11,193,282	18,777

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$611
Mortality and expense risk and administrative charges	(429)	(4,800,822)	(486)	(3,593,395)	(441)
Net investment income (loss)	(429)	(4,800,822)	(486)	(3,593,395)	170
Net realized gain (loss)	859	(8,557,997)	42	(3,756,400)	143
Capital gain distribution from mutual funds	315	1,528,361	566	1,110,609	1,582
Change in unrealized appreciation (depreciation) of investments	21,475	91,783,159	17,767	57,800,184	11,079
Increase (decrease) in net assets from operations	22,220	79,952,701	17,889	51,560,998	12,974

From contract transactions:
Payments received from contract owners	92,676	40,945,421	93,369	23,652,085	79,000
Payments for contract benefits or terminations	-	(38,616,465)	-	(31,699,262)	-
Transfers between sub-accounts (including fixed account), net	(11,547)	(14,203,208)	559	(7,561,279)	5,059
Contract maintenance charges	(6)	(1,769,866)	(294)	(1,285,669)	(816)
Adjustments to net assets allocated to contracts in payout period	-	(4,583)	-	(2,472)	-
Increase (decrease) in net assets from contract transactions	81,123	(13,648,701)	93,634	(16,896,597)	83,243

Increase (decrease) in net assets	103,343	66,304,000	111,523	34,664,401	96,217
Net assets at beginning of period	56,785	284,102,252	47,237	223,453,052	33,789
Net assets at end of period	$160,128	$350,406,252	$158,760	$258,117,453	$130,006

Beginning units	6,005	13,489,990	4,976	11,818,330	3,209
Units issued	8,575	2,160,199	8,449	1,458,255	7,434
Units redeemed	(1,552)	(2,742,904)	(102)	(2,292,750)	(224)
Ending units	13,028	12,907,285	13,323	10,983,835	10,419

The accompanying Notes to Financial Statements are an integral part of this statement.

34

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$10,330	$11	$270,270	$78,462
Mortality and expense risk and administrative charges	(23,189,642)	(2,637)	(80)	(9,110,909)	(236,892)
Net investment income (loss)	(23,189,642)	7,693	(69)	(8,840,639)	(158,430)
Net realized gain (loss)	21,920,950	176	(36)	1,208,094	1,862,974
Capital gain distribution from mutual funds	4,047,029	-	336	15,405,423	1,347,712
Change in unrealized appreciation (depreciation) of investments	124,921,224	52,413	579	20,431,671	3,088,336
Increase (decrease) in net assets from operations	127,699,561	60,282	810	28,204,549	6,140,592

From contract transactions:
Payments received from contract owners	71,880,062	2,603,745	-	25,768,597	122,422
Payments for contract benefits or terminations	(98,719,873)	(1,065)	-	(37,872,769)	(1,233,572)
Transfers between sub-accounts (including fixed account), net	28,673,858	24,881	547	2,696,634	(82,513)
Contract maintenance charges	(22,895,458)	(64)	(195)	(9,051,619)	(4,904)
Adjustments to net assets allocated to contracts in payout period	110	-	-	24	(1,080)
Increase (decrease) in net assets from contract transactions	(21,061,301)	2,627,497	352	(18,459,133)	(1,199,647)

Increase (decrease) in net assets	106,638,260	2,687,779	1,162	9,745,416	4,940,945
Net assets at beginning of period	1,724,612,450	-	14,658	708,855,120	15,173,722
Net assets at end of period	$1,831,250,710	$2,687,779	$15,820	$718,600,536	$20,114,667

Beginning units	112,600,523	-	1,231	58,117,412	1,792,516
Units issued	14,346,264	252,770	54	5,591,353	248,088
Units redeemed	(16,137,157)	(221)	(23)	(7,130,955)	(385,608)
Ending units	110,809,630	252,549	1,262	56,577,810	1,654,996

For the Year Ended December 31, 2019
From operations:
Dividends	$4,253,581	$-	$145	$5,421,325	$-
Mortality and expense risk and administrative charges	(22,175,925)	-	(75)	(9,018,432)	(187,881)
Net investment income (loss)	(17,922,344)	-	70	(3,597,107)	(187,881)
Net realized gain (loss)	14,320,808	-	(24)	2,198,067	1,131,657
Capital gain distribution from mutual funds	21,053,286	-	530	25,823,857	1,245,997
Change in unrealized appreciation (depreciation) of investments	231,767,372	-	1,321	62,922,583	2,963,763
Increase (decrease) in net assets from operations	249,219,122	-	1,897	87,347,400	5,153,536

From contract transactions:
Payments received from contract owners	102,910,770	-	-	34,222,099	74,628
Payments for contract benefits or terminations	(100,123,804)	-	-	(37,559,986)	(1,081,645)
Transfers between sub-accounts (including fixed account), net	35,302,677	-	1,601	15,078,549	857
Contract maintenance charges	(18,660,095)	-	(156)	(7,619,645)	(4,609)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(419)
Increase (decrease) in net assets from contract transactions	19,429,548	-	1,445	4,121,017	(1,011,188)

Increase in net assets from separate account merger	-	-	-	-	964,537

Increase (decrease) in net assets	268,648,670	-	3,342	91,468,417	5,106,885
Net assets at beginning of period	1,455,963,780	-	11,316	617,386,703	10,066,837
Net assets at end of period	$1,724,612,450	$-	$14,658	$708,855,120	$15,173,722

Beginning units	111,175,437	-	1,096	57,785,191	1,824,181
Units issued	14,413,083	-	155	6,277,018	115,310
Units redeemed	(12,987,997)	-	(20)	(5,944,797)	(267,982)
Units transferred in from separate account merger	-	-	-	-	121,007
Ending units	112,600,523	-	1,231	58,117,412	1,792,516

The accompanying Notes to Financial Statements are an integral part of this statement.

35

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Columbia Technology Portfolio Class 2	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$21,182	$302,082	$428,246	$145,845	$2,700,316
Mortality and expense risk and administrative charges	(86,139)	(1,038,919)	(428,619)	(148,626)	(2,487,184)
Net investment income (loss)	(64,957)	(736,837)	(373)	(2,781)	213,132
Net realized gain (loss)	541,457	5,794,032	9,442	10,949	82,298
Capital gain distribution from mutual funds	493,817	7,381,800	-	-	-
Change in unrealized appreciation (depreciation) of investments	1,174,793	18,741,304	(375,040)	(150,165)	(2,639,110)
Increase (decrease) in net assets from operations	2,145,110	31,180,299	(365,971)	(141,997)	(2,343,680)

From contract transactions:
Payments received from contract owners	76,724	22,684,923	2,549,513	1,633,892	14,095,673
Payments for contract benefits or terminations	(337,485)	(7,415,198)	(10,890,388)	(5,094,360)	(45,418,828)
Transfers between sub-accounts (including fixed account), net	(563,263)	(5,019,974)	8,035,343	2,837,759	71,666,826
Contract maintenance charges	(9,913)	(410,870)	(24,733)	(16,059)	(1,851,982)
Adjustments to net assets allocated to contracts in payout period	-	(1,943)	8,185	14,017	6,106
Increase (decrease) in net assets from contract transactions	(833,937)	9,836,938	(322,080)	(624,751)	38,497,795

Increase (decrease) in net assets	1,311,173	41,017,237	(688,051)	(766,748)	36,154,115
Net assets at beginning of period	5,428,998	59,637,277	27,055,774	10,017,094	150,074,756
Net assets at end of period	$6,740,171	$100,654,514	$26,367,723	$9,250,346	$186,228,871

Beginning units	665,373	3,187,470	2,263,791	866,109	15,775,900
Units issued	29,856	1,248,636	2,503,967	599,472	16,950,689
Units redeemed	(118,394)	(1,246,931)	(2,532,147)	(655,497)	(12,627,045)
Ending units	576,835	3,189,175	2,235,611	810,084	20,099,544

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$437,742	$127,995	$2,681,586
Mortality and expense risk and administrative charges	(70,087)	(748,594)	(356,537)	(115,872)	(2,194,141)
Net investment income (loss)	(70,087)	(748,594)	81,205	12,123	487,445
Net realized gain (loss)	566,522	3,773,313	195,384	34,846	896,356
Capital gain distribution from mutual funds	450,845	5,551,869	-	-	-
Change in unrealized appreciation (depreciation) of investments	906,987	11,934,572	(106,679)	(5,203)	(691,142)
Increase (decrease) in net assets from operations	1,854,267	20,511,160	169,910	41,766	692,659

From contract transactions:
Payments received from contract owners	7,781	10,123,169	810,102	292,998	10,753,977
Payments for contract benefits or terminations	(366,591)	(7,532,117)	(4,007,445)	(2,517,028)	(37,997,236)
Transfers between sub-accounts (including fixed account), net	(232,142)	(2,274,971)	(246,496)	1,993,113	34,211,649
Contract maintenance charges	(9,427)	(165,949)	(26,805)	(15,956)	(1,298,567)
Adjustments to net assets allocated to contracts in payout period	1	(2,981)	1,300	515	134
Increase (decrease) in net assets from contract transactions	(600,378)	147,151	(3,469,344)	(246,358)	5,669,957

Increase in net assets from separate account merger	595,579	-	4,558,321	3,203,874	-

Increase (decrease) in net assets	1,849,468	20,658,311	1,258,887	2,999,282	6,362,616
Net assets at beginning of period	3,579,530	38,978,966	25,796,887	7,017,812	143,712,140
Net assets at end of period	$5,428,998	$59,637,277	$27,055,774	$10,017,094	$150,074,756

Beginning units	672,291	3,462,048	2,172,845	611,587	15,119,441
Units issued	32,937	716,611	896,623	252,526	9,693,299
Units redeemed	(116,046)	(991,189)	(1,186,761)	(274,837)	(9,036,840)
Units transferred in from separate account merger	76,191	-	381,084	276,833	-
Ending units	665,373	3,187,470	2,263,791	866,109	15,775,900

The accompanying Notes to Financial Statements are an integral part of this statement.

36

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA Dogs of Wall Street Portfolio Class 2	SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Emerging Markets Equity Index Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$537,266	$108,259	$2,646,037	$1,003	$79,016
Mortality and expense risk and administrative charges	(365,386)	(79,623)	(1,695,442)	(193)	(42,496)
Net investment income (loss)	171,880	28,636	950,595	810	36,520
Net realized gain (loss)	429,902	16,203	(784,189)	313	113,913
Capital gain distribution from mutual funds	2,989,389	653,068	16,305,856	-	-
Change in unrealized appreciation (depreciation) of investments	(2,552,032)	(460,555)	(7,079,882)	9,689	643,542
Increase (decrease) in net assets from operations	1,039,139	237,352	9,392,380	10,812	793,975

From contract transactions:
Payments received from contract owners	126,051	2,886	20,757,037	28,426	1,475,204
Payments for contract benefits or terminations	(2,658,940)	(522,132)	(9,715,417)	-	(80,104)
Transfers between sub-accounts (including fixed account), net	(958,247)	(228,614)	2,003,806	717	617,972
Contract maintenance charges	(14,415)	(8,877)	(826,189)	(198)	(23,327)
Adjustments to net assets allocated to contracts in payout period	(1,537)	(1,552)	-	-	-
Increase (decrease) in net assets from contract transactions	(3,507,088)	(758,289)	12,219,237	28,945	1,989,745

Increase (decrease) in net assets	(2,467,949)	(520,937)	21,611,617	39,757	2,783,720
Net assets at beginning of period	27,939,538	5,976,602	118,452,677	14,683	2,181,903
Net assets at end of period	$25,471,589	$5,455,665	$140,064,294	$54,440	$4,965,623

Beginning units	754,109	165,317	3,799,420	1,447	219,368
Units issued	33,148	5,672	1,336,094	3,418	351,123
Units redeemed	(133,093)	(28,243)	(914,540)	(253)	(137,858)
Ending units	654,164	142,746	4,220,974	4,612	432,633

For the Year Ended December 31, 2019
From operations:
Dividends	$647,277	$122,163	$2,659,795	$-	$-
Mortality and expense risk and administrative charges	(390,204)	(82,178)	(1,620,156)	(14)	(16,182)
Net investment income (loss)	257,073	39,985	1,039,639	(14)	(16,182)
Net realized gain (loss)	1,479,921	359,474	1,385,787	66	(4,538)
Capital gain distribution from mutual funds	1,570,299	316,607	7,120,831	-	-
Change in unrealized appreciation (depreciation) of investments	1,911,283	352,111	12,551,763	1,598	230,681
Increase (decrease) in net assets from operations	5,218,576	1,068,177	22,098,020	1,650	209,961

From contract transactions:
Payments received from contract owners	257,591	308,611	12,899,926	12,500	1,287,360
Payments for contract benefits or terminations	(3,203,427)	(943,932)	(13,652,449)	-	(58,312)
Transfers between sub-accounts (including fixed account), net	285,243	(222,611)	(845,649)	539	278,443
Contract maintenance charges	(13,190)	(10,686)	(569,923)	(6)	(2,386)
Adjustments to net assets allocated to contracts in payout period	2,745	650	18	-	-
Increase (decrease) in net assets from contract transactions	(2,671,038)	(867,968)	(2,168,077)	13,033	1,505,105

Increase in net assets from separate account merger	1,552,392	963,096	-	-	-

Increase (decrease) in net assets	4,099,930	1,163,305	19,929,943	14,683	1,715,066
Net assets at beginning of period	23,839,608	4,813,297	98,522,734	-	466,837
Net assets at end of period	$27,939,538	$5,976,602	$118,452,677	$14,683	$2,181,903

Beginning units	784,425	163,784	3,860,528	-	54,845
Units issued	39,894	17,816	657,672	1,507	187,249
Units redeemed	(112,706)	(43,362)	(718,780)	(60)	(22,726)
Units transferred in from separate account merger	42,496	27,079	-	-	-
Ending units	754,109	165,317	3,799,420	1,447	219,368

The accompanying Notes to Financial Statements are an integral part of this statement.

37

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$2,101,855	$646,538	$23,053,168	$388	$4,217
Mortality and expense risk and administrative charges	(811,127)	(270,987)	(8,697,365)	(644)	(21,547)
Net investment income (loss)	1,290,728	375,551	14,355,803	(256)	(17,330)
Net realized gain (loss)	713,189	24,195	(1,198,221)	846	35,851
Capital gain distribution from mutual funds	720,725	231,051	8,395,329	3,897	73,039
Change in unrealized appreciation (depreciation) of investments	1,031,066	517,951	16,859,946	23,106	399,872
Increase (decrease) in net assets from operations	3,755,708	1,148,748	38,412,857	27,593	491,432

From contract transactions:
Payments received from contract owners	315,500	485,095	58,067,965	137,651	1,358,179
Payments for contract benefits or terminations	(5,758,959)	(1,920,761)	(50,832,336)	(1,260)	(40,532)
Transfers between sub-accounts (including fixed account), net	624,613	(255,974)	38,986,890	1,639	192,913
Contract maintenance charges	(16,980)	(21,536)	(6,051,414)	(829)	(17,674)
Adjustments to net assets allocated to contracts in payout period	6,881	1,159	(9,449)	-	-
Increase (decrease) in net assets from contract transactions	(4,828,945)	(1,712,017)	40,161,656	137,201	1,492,886

Increase (decrease) in net assets	(1,073,237)	(563,269)	78,574,513	164,794	1,984,318
Net assets at beginning of period	55,496,983	17,981,049	590,433,063	55,236	938,721
Net assets at end of period	$54,423,746	$17,417,780	$669,007,576	$220,030	$2,923,039

Beginning units	1,670,568	549,723	26,537,731	4,961	84,747
Units issued	85,959	39,007	8,096,059	11,752	160,900
Units redeemed	(227,837)	(92,163)	(6,079,978)	(510)	(27,228)
Ending units	1,528,690	496,567	28,553,812	16,203	218,419

For the Year Ended December 31, 2019
From operations:
Dividends	$2,388,128	$618,244	$27,978,535	$213	$2,778
Mortality and expense risk and administrative charges	(711,293)	(203,208)	(8,355,045)	(122)	(3,947)
Net investment income (loss)	1,676,835	415,036	19,623,490	91	(1,169)
Net realized gain (loss)	580,594	(26,241)	(844,195)	64	1,140
Capital gain distribution from mutual funds	-	-	-	60	981
Change in unrealized appreciation (depreciation) of investments	3,447,989	1,146,619	47,363,462	3,740	65,727
Increase (decrease) in net assets from operations	5,705,418	1,535,414	66,142,757	3,955	66,679

From contract transactions:
Payments received from contract owners	766,908	80,149	42,519,283	52,000	794,218
Payments for contract benefits or terminations	(5,493,069)	(1,666,047)	(64,126,000)	-	(898)
Transfers between sub-accounts (including fixed account), net	1,103,447	273,264	29,206,668	(510)	80,918
Contract maintenance charges	(17,236)	(22,343)	(4,926,585)	(209)	(2,196)
Adjustments to net assets allocated to contracts in payout period	(7,367)	583	(6,202)	-	-
Increase (decrease) in net assets from contract transactions	(3,647,317)	(1,334,394)	2,667,164	51,281	872,042

Increase in net assets from separate account merger	8,880,501	5,733,056	-	-	-

Increase (decrease) in net assets	10,938,602	5,934,076	68,809,921	55,236	938,721
Net assets at beginning of period	44,558,381	12,046,973	521,623,142	-	-
Net assets at end of period	$55,496,983	$17,981,049	$590,433,063	$55,236	$938,721

Beginning units	1,491,059	416,786	26,035,265	-	-
Units issued	131,531	25,672	5,040,240	5,054	87,428
Units redeemed	(216,424)	(68,199)	(4,537,774)	(93)	(2,681)
Units transferred in from separate account merger	264,402	175,464	-	-	-
Ending units	1,670,568	549,723	26,537,731	4,961	84,747

The accompanying Notes to Financial Statements are an integral part of this statement.

38

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$318,924	$71,731	$2,378,174	$937,895	$531,429
Mortality and expense risk and administrative charges	(259,361)	(64,269)	(2,107,737)	(460,884)	(348,194)
Net investment income (loss)	59,563	7,462	270,437	477,011	183,235
Net realized gain (loss)	(645,469)	(125,751)	(4,074,159)	935,095	966,263
Capital gain distribution from mutual funds	713,654	176,727	6,168,793	148,772	-
Change in unrealized appreciation (depreciation) of investments	(855,019)	(180,954)	(5,980,998)	309,174	(97,142)
Increase (decrease) in net assets from operations	(727,271)	(122,516)	(3,615,927)	1,870,052	1,052,356

From contract transactions:
Payments received from contract owners	238,413	4,339	4,765,852	13,131,462	3,852,449
Payments for contract benefits or terminations	(2,147,845)	(385,888)	(12,903,240)	(2,670,383)	(1,338,237)
Transfers between sub-accounts (including fixed account), net	(626,413)	55,741	11,666,093	17,921,244	7,005,116
Contract maintenance charges	(6,607)	(7,139)	(1,296,067)	(419,747)	(358,415)
Adjustments to net assets allocated to contracts in payout period	3,138	22	(7,846)	(90)	(7)
Increase (decrease) in net assets from contract transactions	(2,539,314)	(332,925)	2,224,792	27,962,486	9,160,906

Increase (decrease) in net assets	(3,266,585)	(455,441)	(1,391,135)	29,832,538	10,213,262
Net assets at beginning of period	20,147,628	4,652,649	151,160,749	21,021,148	17,592,037
Net assets at end of period	$16,881,043	$4,197,208	$149,769,614	$50,853,686	$27,805,299

Beginning units	469,192	112,600	6,981,944	1,998,053	1,711,873
Units issued	17,911	8,129	1,379,905	3,661,178	2,386,612
Units redeemed	(82,765)	(16,300)	(1,129,768)	(1,145,937)	(1,508,824)
Ending units	404,338	104,429	7,232,081	4,513,294	2,589,661

For the Year Ended December 31, 2019
From operations:
Dividends	$460,163	$101,111	$2,919,047	$31,269	$22,875
Mortality and expense risk and administrative charges	(311,004)	(76,422)	(2,338,606)	(180,331)	(162,408)
Net investment income (loss)	149,159	24,689	580,441	(149,062)	(139,533)
Net realized gain (loss)	187,871	(73,229)	(4,892,350)	127,482	75,039
Capital gain distribution from mutual funds	54,252	12,780	391,575	-	-
Change in unrealized appreciation (depreciation) of investments	3,946,739	1,051,987	36,749,698	832,513	561,423
Increase (decrease) in net assets from operations	4,338,021	1,016,227	32,829,364	810,933	496,929

From contract transactions:
Payments received from contract owners	157,523	1,597	3,437,672	8,478,909	5,842,007
Payments for contract benefits or terminations	(2,187,557)	(594,709)	(19,191,505)	(671,279)	(1,258,258)
Transfers between sub-accounts (including fixed account), net	(464,482)	(145,230)	(6,455,270)	5,396,250	3,759,417
Contract maintenance charges	(8,042)	(8,476)	(1,230,153)	(107,945)	(129,284)
Adjustments to net assets allocated to contracts in payout period	359	18	3,558	-	-
Increase (decrease) in net assets from contract transactions	(2,502,199)	(746,800)	(23,435,698)	13,095,935	8,213,882

Increase (decrease) in net assets	1,835,822	269,427	9,393,666	13,906,868	8,710,811
Net assets at beginning of period	18,311,806	4,383,222	141,767,083	7,114,280	8,881,226
Net assets at end of period	$20,147,628	$4,652,649	$151,160,749	$21,021,148	$17,592,037

Beginning units	530,039	131,542	8,050,829	726,349	904,133
Units issued	12,537	3,513	854,153	1,653,692	1,093,511
Units redeemed	(73,384)	(22,455)	(1,923,038)	(381,988)	(285,771)
Ending units	469,192	112,600	6,981,944	1,998,053	1,711,873

The accompanying Notes to Financial Statements are an integral part of this statement.

39

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$1,360,802	$21,393	$1,862	$677,091	$1,513
Mortality and expense risk and administrative charges	(2,007,188)	(11,966)	(123)	(491,022)	(482)
Net investment income (loss)	(646,386)	9,427	1,739	186,069	1,031
Net realized gain (loss)	(13,950,234)	11,065	31	130,058	873
Capital gain distribution from mutual funds	7,491,524	11,409	1,212	493,582	891
Change in unrealized appreciation (depreciation) of investments	18,087,341	224,714	8,463	4,169,016	12,823
Increase (decrease) in net assets from operations	10,982,245	256,615	11,445	4,978,725	15,618

From contract transactions:
Payments received from contract owners	3,561,508	1,064,842	110,317	12,558,882	-
Payments for contract benefits or terminations	(12,694,850)	(13,746)	-	(1,598,579)	-
Transfers between sub-accounts (including fixed account), net	(230,380)	331,997	2,180	3,373,278	36,489
Contract maintenance charges	(1,323,130)	(7,460)	(380)	(489,583)	(1,286)
Adjustments to net assets allocated to contracts in payout period	(2,882)	-	-	-	-
Increase (decrease) in net assets from contract transactions	(10,689,734)	1,375,633	112,117	13,843,998	35,203

Increase (decrease) in net assets	292,511	1,632,248	123,562	18,822,723	50,821
Net assets at beginning of period	144,933,900	114,199	-	31,616,986	57,683
Net assets at end of period	$145,226,411	$1,746,447	$123,562	$50,439,709	$108,504

Beginning units	7,386,700	10,549	-	2,909,112	5,217
Units issued	1,956,758	153,530	10,054	1,607,569	3,888
Units redeemed	(2,197,879)	(15,096)	(31)	(299,705)	(335)
Ending units	7,145,579	148,983	10,023	4,216,976	8,770

For the Year Ended December 31, 2019
From operations:
Dividends	$991,888	$368	$-	$-	$-
Mortality and expense risk and administrative charges	(2,208,575)	(77)	(2)	(275,771)	(210)
Net investment income (loss)	(1,216,687)	291	(2)	(275,771)	(210)
Net realized gain (loss)	592,830	9	1,333	36,872	105
Capital gain distribution from mutual funds	20,658,208	-	-	75,804	190
Change in unrealized appreciation (depreciation) of investments	11,039,824	1,522	(1,371)	3,146,903	5,355
Increase (decrease) in net assets from operations	31,074,175	1,822	(40)	2,983,808	5,440

From contract transactions:
Payments received from contract owners	1,789,994	102,723	-	14,445,706	-
Payments for contract benefits or terminations	(17,261,163)	-	(52,253)	(1,898,408)	-
Transfers between sub-accounts (including fixed account), net	(5,658,791)	9,654	-	4,510,762	45,179
Contract maintenance charges	(1,240,226)	-	-	(225,472)	(482)
Adjustments to net assets allocated to contracts in payout period	126	-	-	-	-
Increase (decrease) in net assets from contract transactions	(22,370,060)	112,377	(52,253)	16,832,588	44,697

Increase (decrease) in net assets	8,704,115	114,199	(52,293)	19,816,396	50,137
Net assets at beginning of period	136,229,785	-	52,293	11,800,590	7,546
Net assets at end of period	$144,933,900	$114,199	$-	$31,616,986	$57,683

Beginning units	8,627,581	-	5,561	1,263,733	819
Units issued	364,150	10,568	-	1,894,291	4,469
Units redeemed	(1,605,031)	(19)	(5,561)	(248,912)	(71)
Ending units	7,386,700	10,549	-	2,909,112	5,217

The accompanying Notes to Financial Statements are an integral part of this statement.

40

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$535,319	$-	$-	$119,804	$21,858
Mortality and expense risk and administrative charges	(447,596)	(9,022)	(1,743,495)	(294,822)	(75,675)
Net investment income (loss)	87,723	(9,022)	(1,743,495)	(175,018)	(53,817)
Net realized gain (loss)	157,497	4,283	33,707	(83,813)	22,745
Capital gain distribution from mutual funds	355,691	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	4,009,240	572,124	19,718,906	2,125,686	486,778
Increase (decrease) in net assets from operations	4,610,151	567,385	18,009,118	1,866,855	455,706

From contract transactions:
Payments received from contract owners	10,472,729	1,544,900	32,601,743	109,181	105,983
Payments for contract benefits or terminations	(1,336,422)	(1,074)	(5,399,574)	(2,135,870)	(632,588)
Transfers between sub-accounts (including fixed account), net	18,913	1,552	(1,131,262)	982,770	29,441
Contract maintenance charges	(486,646)	(27,334)	(1,979,666)	(6,799)	(7,178)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,700	52
Increase (decrease) in net assets from contract transactions	8,668,574	1,518,044	24,091,241	(1,049,018)	(504,290)

Increase (decrease) in net assets	13,278,725	2,085,429	42,100,359	817,837	(48,584)
Net assets at beginning of period	31,581,446	793,997	128,518,535	19,392,656	4,953,642
Net assets at end of period	$44,860,171	$2,879,426	$170,618,894	$20,210,493	$4,905,058

Beginning units	2,902,786	71,789	11,822,681	848,448	223,280
Units issued	1,214,945	165,484	4,400,651	78,772	14,234
Units redeemed	(395,645)	(4,839)	(2,050,543)	(123,571)	(36,258)
Ending units	3,722,086	232,434	14,172,789	803,649	201,256

For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(304,726)	$(2,080)	$(1,167,493)	$(259,336)	$(56,188)
Net investment income (loss)	(304,726)	(2,080)	(1,167,493)	(259,336)	(56,188)
Net realized gain (loss)	(27,523)	110	(98,080)	(319,030)	(38,957)
Capital gain distribution from mutual funds	115,563	6,962	1,068,093	-	-
Change in unrealized appreciation (depreciation) of investments	4,062,823	70,425	16,759,720	1,439,491	267,069
Increase (decrease) in net assets from operations	3,846,137	75,417	16,562,240	861,125	171,924

From contract transactions:
Payments received from contract owners	13,064,721	713,000	56,533,256	67,072	29,521
Payments for contract benefits or terminations	(705,190)	(1,072)	(3,696,517)	(2,111,030)	(644,172)
Transfers between sub-accounts (including fixed account), net	971,181	(3,669)	4,944,481	(138,210)	119,430
Contract maintenance charges	(268,913)	(5,608)	(1,060,639)	(7,222)	(6,752)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,430	186
Increase (decrease) in net assets from contract transactions	13,061,799	702,651	56,720,581	(2,187,960)	(501,787)

Increase in net assets from separate account merger	-	-	-	3,523,309	1,814,558

Increase (decrease) in net assets	16,907,936	778,068	73,282,821	2,196,474	1,484,695
Net assets at beginning of period	14,673,510	15,929	55,235,714	17,196,182	3,468,947
Net assets at end of period	$31,581,446	$793,997	$128,518,535	$19,392,656	$4,953,642

Beginning units	1,603,092	1,766	6,171,131	791,876	164,951
Units issued	1,606,358	70,868	6,694,184	38,129	17,628
Units redeemed	(306,664)	(845)	(1,042,634)	(135,472)	(40,711)
Units transferred in from separate account merger	-	-	-	153,915	81,412
Ending units	2,902,786	71,789	11,822,681	848,448	223,280
The accompanying Notes to Financial Statements are an integral part of this statement.

41

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$800,227	$24	$32,323	$5,592	$1,784,751
Mortality and expense risk and administrative charges	(2,958,709)	(28)	(244,804)	(872)	(1,548,685)
Net investment income (loss)	(2,158,482)	(4)	(212,481)	4,720	236,066
Net realized gain (loss)	1,388,348	9	116,254	387	1,173,387
Capital gain distribution from mutual funds	-	75	223,620	6,206	2,266,355
Change in unrealized appreciation (depreciation) of investments	19,633,337	628	1,937,045	15,143	12,198,971
Increase (decrease) in net assets from operations	18,863,203	708	2,064,438	26,456	15,874,779

From contract transactions:
Payments received from contract owners	10,298,018	-	4,040,183	-	26,523,978
Payments for contract benefits or terminations	(17,693,464)	(536)	(721,264)	-	(5,599,848)
Transfers between sub-accounts (including fixed account), net	7,266,672	65	(1,155,962)	334,986	1,630,895
Contract maintenance charges	(2,260,428)	(97)	(265,760)	(644)	(1,535,412)
Adjustments to net assets allocated to contracts in payout period	(414)	-	-	-	-
Increase (decrease) in net assets from contract transactions	(2,389,616)	(568)	1,897,197	334,342	21,019,613

Increase (decrease) in net assets	16,473,587	140	3,961,635	360,798	36,894,392
Net assets at beginning of period	207,424,846	7,326	17,736,976	39,778	110,358,370
Net assets at end of period	$223,898,433	$7,466	$21,698,611	$400,576	$147,252,762

Beginning units	14,671,530	655	1,627,092	3,171	9,054,020
Units issued	3,628,528	14	522,829	25,273	3,106,944
Units redeemed	(3,819,415)	(68)	(337,438)	(201)	(1,380,173)
Ending units	14,480,643	601	1,812,483	28,243	10,780,791

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$148	$316,306	$-	$-
Mortality and expense risk and administrative charges	(2,976,859)	(29)	(177,543)	(207)	(1,088,893)
Net investment income (loss)	(2,976,859)	119	138,763	(207)	(1,088,893)
Net realized gain (loss)	(1,358,080)	4	23,543	16	324,558
Capital gain distribution from mutual funds	-	27	65,030	281	747,841
Change in unrealized appreciation (depreciation) of investments	14,182,281	1,045	1,666,674	6,425	13,370,028
Increase (decrease) in net assets from operations	9,847,342	1,195	1,894,010	6,515	13,353,534

From contract transactions:
Payments received from contract owners	9,733,417	-	6,263,919	-	31,779,369
Payments for contract benefits or terminations	(22,359,329)	(534)	(583,978)	-	(4,123,361)
Transfers between sub-accounts (including fixed account), net	17,414,180	134	2,390,288	(393)	8,856,767
Contract maintenance charges	(1,971,733)	(82)	(158,572)	(508)	(895,477)
Adjustments to net assets allocated to contracts in payout period	155	-	-	-	-
Increase (decrease) in net assets from contract transactions	2,816,690	(482)	7,911,657	(901)	35,617,298

Increase (decrease) in net assets	12,664,032	713	9,805,667	5,614	48,970,832
Net assets at beginning of period	194,760,814	6,613	7,931,309	34,164	61,387,538
Net assets at end of period	$207,424,846	$7,326	$17,736,976	$39,778	$110,358,370

Beginning units	14,384,149	701	853,362	3,248	5,946,132
Units issued	2,667,592	13	912,640	-	3,756,721
Units redeemed	(2,380,211)	(59)	(138,910)	(77)	(648,833)
Ending units	14,671,530	655	1,627,092	3,171	9,054,020

The accompanying Notes to Financial Statements are an integral part of this statement.

42

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$-	$-	$19,827
Mortality and expense risk and administrative charges	(10,013)	(2,834,479)	(20,571)	(7,948,417)	(4,836)
Net investment income (loss)	(10,013)	(2,834,479)	(20,571)	(7,948,417)	14,991
Net realized gain (loss)	5,138	1,708,196	10,467	5,562,695	(7)
Capital gain distribution from mutual funds	11,833	1,317,711	20,640	3,452,072	-
Change in unrealized appreciation (depreciation) of investments	297,555	31,688,723	599,012	92,799,148	55,114
Increase (decrease) in net assets from operations	304,513	31,880,151	609,548	93,865,498	70,098

From contract transactions:
Payments received from contract owners	395,755	37,727,109	1,314,097	123,705,097	17,535
Payments for contract benefits or terminations	(12,364)	(9,550,498)	(7,429)	(22,878,945)	(1,410)
Transfers between sub-accounts (including fixed account), net	(1,955)	2,488,051	(17,750)	(6,010,098)	3,791
Contract maintenance charges	(32,152)	(2,998,068)	(47,651)	(8,895,620)	(600)
Adjustments to net assets allocated to contracts in payout period	-	(665)	-	-	-
Increase (decrease) in net assets from contract transactions	349,284	27,665,929	1,241,267	85,920,434	19,316

Increase (decrease) in net assets	653,797	59,546,080	1,850,815	179,785,932	89,414
Net assets at beginning of period	1,718,802	207,511,352	2,676,320	586,183,530	939,193
Net assets at end of period	$2,372,599	$267,057,432	$4,527,135	$765,969,462	$1,028,607

Beginning units	131,476	16,349,098	200,686	45,263,528	91,502
Units issued	31,233	4,032,491	104,322	13,328,522	2,511
Units redeemed	(3,671)	(1,756,678)	(6,729)	(6,269,714)	(350)
Ending units	159,038	18,624,911	298,279	52,322,336	93,663

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$37
Mortality and expense risk and administrative charges	(7,512)	(2,108,440)	(11,081)	(6,015,349)	(158)
Net investment income (loss)	(7,512)	(2,108,440)	(11,081)	(6,015,349)	(121)
Net realized gain (loss)	924	750,527	284	2,187,356	10
Capital gain distribution from mutual funds	14,144	1,629,055	24,753	5,223,490	-
Change in unrealized appreciation (depreciation) of investments	280,314	31,098,093	447,741	95,784,425	(2,186)
Increase (decrease) in net assets from operations	287,870	31,369,235	461,697	97,179,922	(2,297)

From contract transactions:
Payments received from contract owners	435,000	59,314,868	634,841	151,002,445	937,837
Payments for contract benefits or terminations	(12,231)	(8,018,659)	(7,351)	(18,454,662)	-
Transfers between sub-accounts (including fixed account), net	(1,148)	4,798,423	(10,783)	1,359,024	3,892
Contract maintenance charges	(19,814)	(1,839,983)	(25,008)	(5,614,794)	(239)
Adjustments to net assets allocated to contracts in payout period	-	(2,963)	-	-	-
Increase (decrease) in net assets from contract transactions	401,807	54,251,686	591,699	128,292,013	941,490

Increase (decrease) in net assets	689,677	85,620,921	1,053,396	225,471,935	939,193
Net assets at beginning of period	1,029,125	121,890,431	1,622,924	360,711,595	-
Net assets at end of period	$1,718,802	$207,511,352	$2,676,320	$586,183,530	$939,193

Beginning units	97,002	11,725,309	152,518	34,522,396	-
Units issued	37,175	5,976,276	51,865	14,992,443	91,555
Units redeemed	(2,701)	(1,352,487)	(3,697)	(4,251,311)	(53)
Ending units	131,476	16,349,098	200,686	45,263,528	91,502

The accompanying Notes to Financial Statements are an integral part of this statement.

43

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$172,134	$-	$-	$-	$255,497
Mortality and expense risk and administrative charges	(75,458)	(124,029)	(49,180)	(1,780,262)	(368,273)
Net investment income (loss)	96,676	(124,029)	(49,180)	(1,780,262)	(112,776)
Net realized gain (loss)	78,249	143,126	83,346	8,360,824	1,866,622
Capital gain distribution from mutual funds	-	1,060,491	441,491	15,506,558	1,648,455
Change in unrealized appreciation (depreciation) of investments	813,441	2,753,041	1,028,867	31,078,458	(717,743)
Increase (decrease) in net assets from operations	988,366	3,832,629	1,504,524	53,165,578	2,684,558

From contract transactions:
Payments received from contract owners	2,391,206	76,053	1,250	4,872,584	148,912
Payments for contract benefits or terminations	(328,096)	(880,286)	(294,397)	(11,047,415)	(2,398,540)
Transfers between sub-accounts (including fixed account), net	2,801,943	(269,839)	(100,466)	(35,348,507)	(921,582)
Contract maintenance charges	(33,419)	(5,371)	(4,790)	(1,224,661)	(9,124)
Adjustments to net assets allocated to contracts in payout period	-	(17,678)	(1,157)	(1,573)	6,024
Increase (decrease) in net assets from contract transactions	4,831,634	(1,097,121)	(399,560)	(42,749,572)	(3,174,310)

Increase (decrease) in net assets	5,820,000	2,735,508	1,104,964	10,416,006	(489,752)
Net assets at beginning of period	3,924,596	8,080,815	3,030,330	118,572,053	26,140,659
Net assets at end of period	$9,744,596	$10,816,323	$4,135,294	$128,988,059	$25,650,907

Beginning units	376,044	584,174	226,469	6,464,009	580,880
Units issued	739,145	37,299	8,115	513,806	11,190
Units redeemed	(232,725)	(111,866)	(33,017)	(2,414,489)	(81,627)
Ending units	882,464	509,607	201,567	4,563,326	510,443

For the Year Ended December 31, 2019
From operations:
Dividends	$2,578	$-	$-	$-	$279,120
Mortality and expense risk and administrative charges	(27,807)	(118,123)	(39,129)	(1,834,263)	(353,781)
Net investment income (loss)	(25,229)	(118,123)	(39,129)	(1,834,263)	(74,661)
Net realized gain (loss)	(39,880)	36,802	12,988	1,966,964	1,497,621
Capital gain distribution from mutual funds	-	993,762	330,239	16,624,795	2,470,459
Change in unrealized appreciation (depreciation) of investments	431,958	882,644	285,016	11,836,692	2,063,638
Increase (decrease) in net assets from operations	366,849	1,795,085	589,114	28,594,188	5,957,057

From contract transactions:
Payments received from contract owners	1,902,825	12,852	75,052	2,434,424	149,842
Payments for contract benefits or terminations	(92,045)	(630,233)	(306,164)	(14,032,246)	(2,215,724)
Transfers between sub-accounts (including fixed account), net	655,973	(267,260)	(181,553)	(7,955,827)	(489,791)
Contract maintenance charges	(3,464)	(5,628)	(4,434)	(1,079,285)	(10,132)
Adjustments to net assets allocated to contracts in payout period	-	416	304	297	(2,101)
Increase (decrease) in net assets from contract transactions	2,463,289	(889,853)	(416,795)	(20,632,637)	(2,567,906)

Increase in net assets from separate account merger	-	445,334	576,807	-	2,173,266

Increase (decrease) in net assets	2,830,138	1,350,566	749,126	7,961,551	5,562,417
Net assets at beginning of period	1,094,458	6,730,249	2,281,204	110,610,502	20,578,242
Net assets at end of period	$3,924,596	$8,080,815	$3,030,330	$118,572,053	$26,140,659

Beginning units	125,090	617,701	216,380	7,673,370	593,991
Units issued	348,046	29,613	12,965	431,523	10,477
Units redeemed	(97,092)	(95,954)	(46,377)	(1,640,884)	(73,328)
Units transferred in from separate account merger	-	32,814	43,501	-	49,740
Ending units	376,044	584,174	226,469	6,464,009	580,880

The accompanying Notes to Financial Statements are an integral part of this statement.

44

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 1	SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$31,497	$473,004	$360	$921,224	$10,306
Mortality and expense risk and administrative charges	(52,710)	(817,227)	(1,087)	(16,435,392)	(219,373)
Net investment income (loss)	(21,213)	(344,223)	(727)	(15,514,168)	(209,067)
Net realized gain (loss)	158,544	1,904,840	(170)	4,260,281	1,263,737
Capital gain distribution from mutual funds	238,010	3,953,071	5,724	20,864,546	1,011,325
Change in unrealized appreciation (depreciation) of investments	16,296	1,340,841	5,069	(33,693,104)	2,609,199
Increase (decrease) in net assets from operations	391,637	6,854,529	9,896	(24,082,445)	4,675,194

From contract transactions:
Payments received from contract owners	46,798	3,966,874	109,924	27,395,727	171,808
Payments for contract benefits or terminations	(184,574)	(5,509,953)	(236)	(70,947,301)	(1,631,245)
Transfers between sub-accounts (including fixed account), net	(52,770)	454,271	7,181	55,871,033	(713,637)
Contract maintenance charges	(4,708)	(357,061)	(3,435)	(16,378,589)	(4,885)
Adjustments to net assets allocated to contracts in payout period	590	(14,753)	-	557	(9,575)
Increase (decrease) in net assets from contract transactions	(194,664)	(1,460,622)	113,434	(4,058,573)	(2,187,534)

Increase (decrease) in net assets	196,973	5,393,907	123,330	(28,141,018)	2,487,660
Net assets at beginning of period	3,549,185	57,141,250	228,190	1,276,601,271	13,853,744
Net assets at end of period	$3,746,158	$62,535,157	$351,520	$1,248,460,253	$16,341,404

Beginning units	81,452	2,047,056	20,120	93,754,669	461,291
Units issued	3,026	389,808	11,899	14,026,224	30,233
Units redeemed	(7,331)	(405,455)	(648)	(13,787,482)	(92,884)
Ending units	77,147	2,031,409	31,371	93,993,411	398,640

For the Year Ended December 31, 2019
From operations:
Dividends	$29,206	$536,857	$3,707	$17,788,641	$2,811
Mortality and expense risk and administrative charges	(46,726)	(807,764)	(607)	(16,939,713)	(174,355)
Net investment income (loss)	(17,520)	(270,907)	3,100	848,928	(171,544)
Net realized gain (loss)	517,749	3,092,409	5	7,855,096	471,857
Capital gain distribution from mutual funds	298,798	5,964,674	1,795	10,078,114	592,112
Change in unrealized appreciation (depreciation) of investments	(4,216)	5,014,083	7,531	153,904,344	2,388,377
Increase (decrease) in net assets from operations	794,811	13,800,259	12,431	172,686,482	3,280,802

From contract transactions:
Payments received from contract owners	3,578	3,534,187	197,500	53,988,997	161,189
Payments for contract benefits or terminations	(547,708)	(5,940,513)	-	(77,565,361)	(980,214)
Transfers between sub-accounts (including fixed account), net	(291,693)	(2,437,993)	2,435	6,736,202	(257,257)
Contract maintenance charges	(5,652)	(293,740)	(1,135)	(14,310,133)	(4,567)
Adjustments to net assets allocated to contracts in payout period	37	(4,845)	-	(46)	1,599
Increase (decrease) in net assets from contract transactions	(841,438)	(5,142,904)	198,800	(31,150,341)	(1,079,250)

Increase in net assets from separate account merger	699,695	-	-	-	1,770,482

Increase (decrease) in net assets	653,068	8,657,355	211,231	141,536,141	3,972,034
Net assets at beginning of period	2,896,117	48,483,895	16,959	1,135,065,130	9,881,710
Net assets at end of period	$3,549,185	$57,141,250	$228,190	$1,276,601,271	$13,853,744

Beginning units	86,357	2,210,779	1,750	96,209,892	440,267
Units issued	158	223,313	18,476	8,357,292	23,201
Units redeemed	(21,542)	(387,036)	(106)	(10,812,515)	(62,063)
Units transferred in from separate account merger	16,479	-	-	-	59,886
Ending units	81,452	2,047,056	20,120	93,754,669	461,291

The accompanying Notes to Financial Statements are an integral part of this statement.

45

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$978,267	$221,756	$2,898,347
Mortality and expense risk and administrative charges	(150,004)	(1,574,477)	(682,224)	(160,683)	(1,985,582)
Net investment income (loss)	(150,004)	(1,574,477)	296,043	61,073	912,765
Net realized gain (loss)	607,887	8,262,527	774,855	36,923	(1,520,828)
Capital gain distribution from mutual funds	719,117	7,924,390	1,148,784	279,239	3,798,214
Change in unrealized appreciation (depreciation) of investments	1,917,122	18,817,272	3,204,931	979,020	14,525,325
Increase (decrease) in net assets from operations	3,094,122	33,429,712	5,424,613	1,356,255	17,715,476

From contract transactions:
Payments received from contract owners	18,150	12,606,607	670,545	679,683	14,976,183
Payments for contract benefits or terminations	(458,363)	(8,656,887)	(5,670,539)	(1,401,796)	(14,820,561)
Transfers between sub-accounts (including fixed account), net	(514,654)	(8,534,817)	389,186	548,196	(2,413,810)
Contract maintenance charges	(17,902)	(858,270)	(21,135)	(12,182)	(1,385,588)
Adjustments to net assets allocated to contracts in payout period	(229)	(290)	2,600	(153)	(4,173)
Increase (decrease) in net assets from contract transactions	(972,998)	(5,443,657)	(4,629,343)	(186,252)	(3,647,949)

Increase (decrease) in net assets	2,121,124	27,986,055	795,270	1,170,003	14,067,527
Net assets at beginning of period	8,931,106	96,873,773	48,023,385	10,532,417	146,452,520
Net assets at end of period	$11,052,230	$124,859,828	$48,818,655	$11,702,420	$160,520,047

Beginning units	307,301	3,558,899	1,606,841	359,583	7,156,898
Units issued	3,995	861,956	117,846	52,332	1,339,720
Units redeemed	(32,972)	(1,063,112)	(261,962)	(56,172)	(1,511,330)
Ending units	278,324	3,357,743	1,462,725	355,743	6,985,288

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$828,724	$109,132	$2,804,731
Mortality and expense risk and administrative charges	(139,920)	(1,399,104)	(587,862)	(101,586)	(1,902,073)
Net investment income (loss)	(139,920)	(1,399,104)	240,862	7,546	902,658
Net realized gain (loss)	898,075	3,830,313	1,053,840	148,676	(723,243)
Capital gain distribution from mutual funds	469,519	4,954,320	2,006,408	286,666	7,550,714
Change in unrealized appreciation (depreciation) of investments	1,334,002	19,019,592	2,898,611	621,289	13,402,996
Increase (decrease) in net assets from operations	2,561,676	26,405,121	6,199,721	1,064,177	21,133,125

From contract transactions:
Payments received from contract owners	74,506	6,010,785	434,682	84,969	13,918,007
Payments for contract benefits or terminations	(1,368,493)	(10,359,141)	(4,490,588)	(1,612,727)	(14,126,782)
Transfers between sub-accounts (including fixed account), net	(374,536)	(7,916,443)	573,317	(78,444)	3,019,450
Contract maintenance charges	(16,801)	(662,843)	(20,471)	(12,717)	(1,081,393)
Adjustments to net assets allocated to contracts in payout period	(757)	(179)	(7,465)	111	(5,179)
Increase (decrease) in net assets from contract transactions	(1,686,081)	(12,927,821)	(3,510,525)	(1,618,808)	1,724,103

Increase in net assets from separate account merger	-	458,196	9,114,761	4,816,028	-

Increase (decrease) in net assets	875,595	13,935,496	11,803,957	4,261,397	22,857,228
Net assets at beginning of period	8,055,511	82,938,277	36,219,428	6,271,020	123,595,292
Net assets at end of period	$8,931,106	$96,873,773	$48,023,385	$10,532,417	$146,452,520

Beginning units	371,093	4,079,713	1,418,413	252,488	7,060,639
Units issued	8,618	393,823	78,993	9,231	1,223,424
Units redeemed	(72,410)	(930,949)	(198,492)	(69,443)	(1,127,165)
Units transferred in from separate account merger	-	16,312	307,927	167,307	-
Ending units	307,301	3,558,899	1,606,841	359,583	7,156,898

The accompanying Notes to Financial Statements are an integral part of this statement.

46

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity- Income Portfolio Class 1	SAST SA JPMorgan Equity- Income Portfolio Class 2
For the Year Ended December 31, 2020
From operations:
Dividends	$307,274	$50,731	$1,647,458	$2,248,981	$170,261
Mortality and expense risk and administrative charges	(244,718)	(44,024)	(1,485,843)	(1,637,520)	(140,238)
Net investment income (loss)	62,556	6,707	161,615	611,461	30,023
Net realized gain (loss)	608,068	25,386	3,303,197	5,546,747	210,964
Capital gain distribution from mutual funds	-	-	-	7,892,874	650,103
Change in unrealized appreciation (depreciation) of investments	1,597,071	393,071	11,613,632	(13,238,157)	(909,605)
Increase (decrease) in net assets from operations	2,267,695	425,164	15,078,444	812,925	(18,515)

From contract transactions:
Payments received from contract owners	225,141	535	4,032,303	745,961	248,944
Payments for contract benefits or terminations	(1,548,350)	(146,828)	(9,440,163)	(10,849,318)	(1,083,996)
Transfers between sub-accounts (including fixed account), net	(721,555)	11,850	(3,424,602)	(720,391)	(94,816)
Contract maintenance charges	(8,653)	(5,952)	(812,718)	(33,281)	(10,082)
Adjustments to net assets allocated to contracts in payout period	(2,942)	(8)	(6,479)	20,645	(1,868)
Increase (decrease) in net assets from contract transactions	(2,056,359)	(140,403)	(9,651,659)	(10,836,384)	(941,818)

Increase (decrease) in net assets	211,336	284,761	5,426,785	(10,023,459)	(960,333)
Net assets at beginning of period	18,695,795	3,042,380	103,838,724	125,680,120	10,490,215
Net assets at end of period	$18,907,131	$3,327,141	$109,265,509	$115,656,661	$9,529,882

Beginning units	878,658	147,875	6,722,921	1,802,201	153,827
Units issued	61,217	6,259	1,343,455	77,769	8,932
Units redeemed	(157,979)	(12,982)	(1,831,125)	(226,885)	(24,861)
Ending units	781,896	141,152	6,235,251	1,653,085	137,898

For the Year Ended December 31, 2019
From operations:
Dividends	$532,947	$86,699	$2,788,353	$2,779,664	$182,738
Mortality and expense risk and administrative charges	(275,175)	(48,824)	(1,549,098)	(1,686,197)	(127,883)
Net investment income (loss)	257,772	37,875	1,239,255	1,093,467	54,855
Net realized gain (loss)	595,743	73,719	1,370,709	7,038,781	611,762
Capital gain distribution from mutual funds	-	-	-	7,619,721	534,336
Change in unrealized appreciation (depreciation) of investments	2,338,306	432,127	15,113,433	9,102,776	612,035
Increase (decrease) in net assets from operations	3,191,821	543,721	17,723,397	24,854,745	1,812,988

From contract transactions:
Payments received from contract owners	136,358	41,575	2,747,514	890,218	11,994
Payments for contract benefits or terminations	(1,744,834)	(507,955)	(12,113,611)	(13,236,538)	(985,254)
Transfers between sub-accounts (including fixed account), net	(270,142)	(47,463)	(1,248,892)	(827,352)	(200,234)
Contract maintenance charges	(14,083)	(6,595)	(746,554)	(39,298)	(11,551)
Adjustments to net assets allocated to contracts in payout period	(3,308)	332	(1,383)	13,269	149
Increase (decrease) in net assets from contract transactions	(1,896,009)	(520,106)	(11,362,926)	(13,199,701)	(1,184,896)

Increase in net assets from separate account merger	-	-	-	11,264,179	2,414,613

Increase (decrease) in net assets	1,295,812	23,615	6,360,471	22,919,223	3,042,705
Net assets at beginning of period	17,399,983	3,018,765	97,478,253	102,760,897	7,447,510
Net assets at end of period	$18,695,795	$3,042,380	$103,838,724	$125,680,120	$10,490,215

Beginning units	971,631	174,821	7,481,053	1,841,880	136,711
Units issued	54,256	8,716	713,807	57,130	2,876
Units redeemed	(147,229)	(35,662)	(1,471,939)	(260,354)	(21,829)
Units transferred in from separate account merger	-	-	-	163,545	36,069
Ending units	878,658	147,875	6,722,921	1,802,201	153,827

The accompanying Notes to Financial Statements are an integral part of this statement.

47

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity- Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$2,521,175	$491,182	$39,256	$359,759	$1,121,501
Mortality and expense risk and administrative charges	(1,887,952)	(501,565)	(47,186)	(405,753)	(640,752)
Net investment income (loss)	633,223	(10,383)	(7,930)	(45,994)	480,749
Net realized gain (loss)	1,147,375	1,342,719	(22,449)	(173,459)	608,327
Capital gain distribution from mutual funds	9,972,074	893,961	81,297	777,695	-
Change in unrealized appreciation (depreciation) of investments	(7,047,863)	128,669	83,117	2,082,359	1,626,297
Increase (decrease) in net assets from operations	4,704,809	2,354,966	134,035	2,640,601	2,715,373

From contract transactions:
Payments received from contract owners	11,337,620	185,386	19,518	3,755,263	581,183
Payments for contract benefits or terminations	(11,370,923)	(3,341,598)	(263,154)	(2,553,604)	(4,638,836)
Transfers between sub-accounts (including fixed account), net	8,435,199	(894,716)	(401,972)	266,840	2,877,790
Contract maintenance charges	(1,148,430)	(10,217)	(4,672)	(217,741)	(12,598)
Adjustments to net assets allocated to contracts in payout period	(3,552)	(280)	11	(1,367)	2,931
Increase (decrease) in net assets from contract transactions	7,249,914	(4,061,425)	(650,269)	1,249,391	(1,189,530)

Increase (decrease) in net assets	11,954,723	(1,706,459)	(516,234)	3,889,992	1,525,843
Net assets at beginning of period	135,241,194	37,591,764	3,706,157	28,038,965	42,035,477
Net assets at end of period	$147,195,917	$35,885,305	$3,189,923	$31,928,957	$43,561,320

Beginning units	5,045,127	1,071,376	108,175	1,410,216	1,361,753
Units issued	1,320,909	40,172	2,924	445,027	190,650
Units redeemed	(916,152)	(164,445)	(24,796)	(317,154)	(228,368)
Ending units	5,449,884	947,103	86,303	1,538,089	1,324,035

For the Year Ended December 31, 2019
From operations:
Dividends	$2,972,640	$799,612	$59,525	$555,918	$1,026,260
Mortality and expense risk and administrative charges	(1,889,266)	(538,459)	(46,563)	(402,717)	(533,275)
Net investment income (loss)	1,083,374	261,153	12,962	153,201	492,985
Net realized gain (loss)	5,034,147	1,336,774	183,216	716,711	280,323
Capital gain distribution from mutual funds	9,037,347	2,802,344	226,829	2,198,046	-
Change in unrealized appreciation (depreciation) of investments	12,912,502	1,449,934	82,997	1,281,198	1,775,916
Increase (decrease) in net assets from operations	28,067,370	5,850,205	506,004	4,349,156	2,549,224

From contract transactions:
Payments received from contract owners	10,163,314	297,744	28,362	2,359,759	518,141
Payments for contract benefits or terminations	(15,326,498)	(3,360,759)	(517,964)	(3,295,034)	(4,098,149)
Transfers between sub-accounts (including fixed account), net	(3,384,466)	(393,766)	(147,372)	7,235	2,195,249
Contract maintenance charges	(955,553)	(12,109)	(5,698)	(168,288)	(11,360)
Adjustments to net assets allocated to contracts in payout period	(9,418)	(4,985)	249	(379)	(426)
Increase (decrease) in net assets from contract transactions	(9,512,621)	(3,473,875)	(642,423)	(1,096,707)	(1,396,545)

Increase in net assets from separate account merger	-	1,641,992	864,987	-	7,220,235

Increase (decrease) in net assets	18,554,749	4,018,322	728,568	3,252,449	8,372,914
Net assets at beginning of period	116,686,445	33,573,442	2,977,589	24,786,516	33,662,563
Net assets at end of period	$135,241,194	$37,591,764	$3,706,157	$28,038,965	$42,035,477

Beginning units	5,403,489	1,127,984	102,374	1,436,925	1,166,514
Units issued	629,964	21,032	1,981	248,737	129,737
Units redeemed	(988,326)	(125,309)	(21,953)	(275,446)	(166,468)
Units transferred in from separate account merger	-	47,669	25,773	-	231,970
Ending units	5,045,127	1,071,376	108,175	1,410,216	1,361,753

The accompanying Notes to Financial Statements are an integral part of this statement.

48

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$201,953	$15,144,036	$71,716	$6,471	$-
Mortality and expense risk and administrative charges	(120,128)	(9,052,301)	(638,158)	(252,426)	(1,850,492)
Net investment income (loss)	81,825	6,091,735	(566,442)	(245,955)	(1,850,492)
Net realized gain (loss)	118,730	5,138,513	2,846,113	1,142,511	7,795,205
Capital gain distribution from mutual funds	-	-	5,232,844	2,093,408	17,198,338
Change in unrealized appreciation (depreciation) of investments	273,045	25,770,155	9,148,415	3,316,434	27,065,909
Increase (decrease) in net assets from operations	473,600	37,000,403	16,660,930	6,306,398	50,208,960

From contract transactions:
Payments received from contract owners	423,329	28,945,984	467,618	65,082	21,292,379
Payments for contract benefits or terminations	(1,375,253)	(56,176,937)	(3,860,627)	(1,153,276)	(10,285,544)
Transfers between sub-accounts (including fixed account), net	1,119,203	43,360,356	(1,298,948)	(905,227)	(15,887,760)
Contract maintenance charges	(11,767)	(7,046,397)	(12,413)	(25,723)	(816,241)
Adjustments to net assets allocated to contracts in payout period	2,115	219	(15,382)	(1,350)	(2,808)
Increase (decrease) in net assets from contract transactions	157,627	9,083,225	(4,719,752)	(2,020,494)	(5,699,974)

Increase (decrease) in net assets	631,227	46,083,628	11,941,178	4,285,904	44,508,986
Net assets at beginning of period	7,548,295	633,887,209	39,239,784	15,034,433	112,120,517
Net assets at end of period	$8,179,522	$679,970,837	$51,180,962	$19,320,337	$156,629,503

Beginning units	250,513	37,382,432	1,220,138	480,215	3,604,392
Units issued	58,881	9,859,080	69,161	11,351	902,807
Units redeemed	(54,049)	(9,370,282)	(194,397)	(68,597)	(1,087,015)
Ending units	255,345	37,871,230	1,094,902	422,969	3,420,184

For the Year Ended December 31, 2019
From operations:
Dividends	$131,590	$16,651,767	$-	$-	$-
Mortality and expense risk and administrative charges	(80,409)	(9,060,994)	(523,709)	(196,425)	(1,625,286)
Net investment income (loss)	51,181	7,590,773	(523,709)	(196,425)	(1,625,286)
Net realized gain (loss)	50,077	(141,637)	2,197,407	1,207,873	3,545,040
Capital gain distribution from mutual funds	-	-	2,886,357	1,065,849	9,688,093
Change in unrealized appreciation (depreciation) of investments	257,971	35,564,851	5,948,295	1,733,360	21,485,607
Increase (decrease) in net assets from operations	359,229	43,013,987	10,508,350	3,810,657	33,093,454

From contract transactions:
Payments received from contract owners	62,561	27,556,661	237,983	5,593	9,539,083
Payments for contract benefits or terminations	(841,272)	(71,137,840)	(3,100,136)	(1,408,309)	(13,787,787)
Transfers between sub-accounts (including fixed account), net	163,741	60,935,246	(865,062)	(537,239)	(9,433,975)
Contract maintenance charges	(11,932)	(6,080,582)	(12,513)	(24,830)	(575,436)
Adjustments to net assets allocated to contracts in payout period	(1,116)	(192)	(17,347)	(360)	(130)
Increase (decrease) in net assets from contract transactions	(628,018)	11,273,293	(3,757,075)	(1,965,145)	(14,258,245)

Increase in net assets from separate account merger	2,856,396	-	3,434,755	2,526,536	-

Increase (decrease) in net assets	2,587,607	54,287,280	10,186,030	4,372,048	18,835,209
Net assets at beginning of period	4,960,688	579,599,929	29,053,754	10,662,385	93,285,308
Net assets at end of period	$7,548,295	$633,887,209	$39,239,784	$15,034,433	$112,120,517

Beginning units	177,657	36,443,133	1,238,303	467,787	4,129,355
Units issued	23,174	7,225,848	34,633	9,137	573,785
Units redeemed	(44,771)	(6,286,549)	(159,992)	(77,791)	(1,098,748)
Units transferred in from separate account merger	94,453	-	107,194	81,082	-
Ending units	250,513	37,382,432	1,220,138	480,215	3,604,392

The accompanying Notes to Financial Statements are an integral part of this statement.

49

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$8,293	$107,848	$19,190	$357,154	$8,661
Mortality and expense risk and administrative charges	(3,690)	(115,239)	(5,888)	(310,424)	(2,120)
Net investment income (loss)	4,603	(7,391)	13,302	46,730	6,541
Net realized gain (loss)	33,598	506,405	667	670,067	(39)
Capital gain distribution from mutual funds	16,495	255,620	17,740	361,707	35,150
Change in unrealized appreciation (depreciation) of investments	143,654	2,114,242	250,967	3,072,630	(33,311)
Increase (decrease) in net assets from operations	198,350	2,868,876	282,676	4,151,134	8,341

From contract transactions:
Payments received from contract owners	65,758	5,668,082	1,087,893	6,216,385	48,223
Payments for contract benefits or terminations	(1,573)	(430,627)	-	(642,301)	(1,716)
Transfers between sub-accounts (including fixed account), net	(137,987)	142,249	1	1,426,603	29,449
Contract maintenance charges	(671)	(79,272)	-	(86,074)	(698)
Increase (decrease) in net assets from contract transactions	(74,473)	5,300,432	1,087,894	6,914,613	75,258

Increase (decrease) in net assets	123,877	8,169,308	1,370,570	11,065,747	83,599
Net assets at beginning of period	582,420	5,155,480	-	18,613,266	406,753
Net assets at end of period	$706,297	$13,324,788	$1,370,570	$29,679,013	$490,352

Beginning units	46,466	417,934	-	1,471,907	33,231
Units issued	4,896	634,598	90,768	1,157,216	6,828
Units redeemed	(8,610)	(224,910)	-	(610,687)	(317)
Ending units	42,752	827,622	90,768	2,018,436	39,742

For the Year Ended December 31, 2019
From operations:
Dividends	$15	$484	$-	$2,509	$22
Mortality and expense risk and administrative charges	(147)	(26,678)	-	(198,525)	(148)
Net investment income (loss)	(132)	(26,194)	-	(196,016)	(126)
Net realized gain (loss)	16	13,348	-	76,915	270
Capital gain distribution from mutual funds	13	1,287	-	40,547	27
Change in unrealized appreciation (depreciation) of investments	1,195	465,389	-	3,378,775	5,012
Increase (decrease) in net assets from operations	1,092	453,830	-	3,300,221	5,183

From contract transactions:
Payments received from contract owners	581,102	3,808,269	-	4,993,134	404,735
Payments for contract benefits or terminations	-	(101,354)	-	(138,621)	-
Transfers between sub-accounts (including fixed account), net	489	732,680	-	758,032	(2,871)
Contract maintenance charges	(263)	(6,725)	-	(8,334)	(294)
Increase (decrease) in net assets from contract transactions	581,328	4,432,870	-	5,604,211	401,570

Increase (decrease) in net assets	582,420	4,886,700	-	8,904,432	406,753
Net assets at beginning of period	-	268,780	-	9,708,834	-
Net assets at end of period	$582,420	$5,155,480	$-	$18,613,266	$406,753

Beginning units	-	28,048	-	989,431	-
Units issued	46,530	406,710	-	731,668	33,499
Units redeemed	(64)	(16,824)	-	(249,192)	(268)
Ending units	46,466	417,934	-	1,471,907	33,231

The accompanying Notes to Financial Statements are an integral part of this statement.

50

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$172,647	$5,667,202	$731,024	$6,030,571	$458
Mortality and expense risk and administrative charges	(85,454)	(4,165,124)	(594,228)	(4,900,260)	(166)
Net investment income (loss)	87,193	1,502,078	136,796	1,130,311	292
Net realized gain (loss)	100,294	(15,745,979)	(1,741,277)	(16,436,624)	42
Capital gain distribution from mutual funds	727,381	16,410,743	2,307,495	20,062,054	128
Change in unrealized appreciation (depreciation) of investments	(204,788)	(14,817,882)	(2,262,677)	(11,544,703)	2,168
Increase (decrease) in net assets from operations	710,080	(12,651,040)	(1,559,663)	(6,788,962)	2,630

From contract transactions:
Payments received from contract owners	4,087,794	719,092	789,082	7,835,835	-
Payments for contract benefits or terminations	(133,760)	(25,691,532)	(3,233,842)	(31,996,400)	(535)
Transfers between sub-accounts (including fixed account), net	1,077,502	(6,447,127)	186,841	24,241,363	1,312
Contract maintenance charges	(62,584)	(92,907)	(64,912)	(2,188,333)	(542)
Adjustments to net assets allocated to contracts in payout period	-	52,849	(1,542)	(12,598)	-
Increase (decrease) in net assets from contract transactions	4,968,952	(31,459,625)	(2,324,373)	(2,120,133)	235

Increase (decrease) in net assets	5,679,032	(44,110,665)	(3,884,036)	(8,909,095)	2,865
Net assets at beginning of period	4,632,952	331,917,040	44,937,837	362,183,792	33,249
Net assets at end of period	$10,311,984	$287,806,375	$41,053,801	$353,274,697	$36,114

Beginning units	384,986	4,305,832	600,657	9,987,562	2,915
Units issued	623,259	117,343	38,333	1,955,053	118
Units redeemed	(150,225)	(576,544)	(73,348)	(1,745,574)	(99)
Ending units	858,020	3,846,631	565,642	10,197,041	2,934

For the Year Ended December 31, 2019
From operations:
Dividends	$913	$6,181,017	$702,584	$6,497,654	$512
Mortality and expense risk and administrative charges	(32,845)	(4,562,902)	(584,126)	(5,559,206)	(162)
Net investment income (loss)	(31,932)	1,618,115	118,458	938,448	350
Net realized gain (loss)	69,421	(2,838,738)	(1,163,082)	(15,969,689)	35
Capital gain distribution from mutual funds	2,234	25,274,469	3,114,288	30,456,678	52
Change in unrealized appreciation (depreciation) of investments	576,601	39,495,962	5,840,010	60,129,328	4,667
Increase (decrease) in net assets from operations	616,324	63,549,808	7,909,674	75,554,765	5,104

From contract transactions:
Payments received from contract owners	2,759,007	1,540,168	40,422	4,977,949	-
Payments for contract benefits or terminations	(84,899)	(30,522,595)	(4,260,837)	(47,315,640)	(533)
Transfers between sub-accounts (including fixed account), net	854,175	(5,849,044)	(918,619)	(12,525,044)	645
Contract maintenance charges	(5,789)	(110,867)	(74,105)	(2,148,651)	(413)
Adjustments to net assets allocated to contracts in payout period	-	(7,499)	(4,763)	(1,403)	-
Increase (decrease) in net assets from contract transactions	3,522,494	(34,949,837)	(5,217,902)	(57,012,789)	(301)

Increase in net assets from separate account merger	-	23,449,539	7,490,861	-	-

Increase (decrease) in net assets	4,138,818	52,049,510	10,182,633	18,541,976	4,803
Net assets at beginning of period	494,134	279,867,530	34,755,204	343,641,816	28,446
Net assets at end of period	$4,632,952	$331,917,040	$44,937,837	$362,183,792	$33,249

Beginning units	53,221	4,500,717	574,400	11,611,118	2,943
Units issued	411,389	64,080	7,000	460,249	63
Units redeemed	(79,624)	(568,224)	(82,664)	(2,083,805)	(91)
Units transferred in from separate account merger	-	309,259	101,921	-	-
Ending units	384,986	4,305,832	600,657	9,987,562	2,915

The accompanying Notes to Financial Statements are an integral part of this statement.

51

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Legg Mason Tactical Opportunities Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$556,417	$51,249	$14,670	$348,858	$302,347
Mortality and expense risk and administrative charges	(568,840)	(128,186)	(51,593)	(1,419,796)	(671,799)
Net investment income (loss)	(12,423)	(76,937)	(36,923)	(1,070,938)	(369,452)
Net realized gain (loss)	134,004	452,518	234,125	7,686,901	2,795,062
Capital gain distribution from mutual funds	183,872	769,371	292,034	8,505,581	3,862,684
Change in unrealized appreciation (depreciation) of investments	3,576,780	1,092,055	362,270	8,681,606	(1,081,954)
Increase (decrease) in net assets from operations	3,882,233	2,237,007	851,506	23,803,150	5,206,340

From contract transactions:
Payments received from contract owners	7,985,113	228,928	166,801	7,011,184	268,558
Payments for contract benefits or terminations	(1,318,197)	(767,660)	(467,000)	(8,485,699)	(3,844,338)
Transfers between sub-accounts (including fixed account), net	1,782,903	81,280	(49,709)	(8,594,466)	(1,652,292)
Contract maintenance charges	(627,171)	(3,152)	(4,771)	(781,595)	(15,900)
Adjustments to net assets allocated to contracts in payout period	-	1,150	-	65	(10,499)
Increase (decrease) in net assets from contract transactions	7,822,648	(459,454)	(354,679)	(10,850,511)	(5,254,471)

Increase (decrease) in net assets	11,704,881	1,777,553	496,827	12,952,639	(48,131)
Net assets at beginning of period	40,007,611	8,023,280	3,175,985	94,474,080	48,088,946
Net assets at end of period	$51,712,492	$9,800,833	$3,672,812	$107,426,719	$48,040,815

Beginning units	3,590,758	510,878	210,752	4,556,972	844,619
Units issued	1,194,428	60,145	12,721	653,869	19,680
Units redeemed	(442,074)	(84,689)	(33,786)	(1,254,830)	(125,998)
Ending units	4,343,112	486,334	189,687	3,956,011	738,301

For the Year Ended December 31, 2019
From operations:
Dividends	$535,107	$43,080	$9,612	$330,656	$408,376
Mortality and expense risk and administrative charges	(396,163)	(110,688)	(37,577)	(1,379,447)	(690,726)
Net investment income (loss)	138,944	(67,608)	(27,965)	(1,048,791)	(282,350)
Net realized gain (loss)	30,452	441,561	317,577	6,120,843	2,971,438
Capital gain distribution from mutual funds	62,400	750,095	233,034	9,754,516	5,122,531
Change in unrealized appreciation (depreciation) of investments	4,207,649	779,776	110,007	8,853,644	3,827,936
Increase (decrease) in net assets from operations	4,439,445	1,903,824	632,653	23,680,212	11,639,555

From contract transactions:
Payments received from contract owners	13,980,340	86,488	-	3,612,933	439,567
Payments for contract benefits or terminations	(1,181,014)	(1,108,608)	(505,820)	(10,029,703)	(4,930,688)
Transfers between sub-accounts (including fixed account), net	2,561,756	(52,808)	(76,805)	(5,030,363)	(619,389)
Contract maintenance charges	(350,911)	(3,330)	(4,565)	(664,025)	(17,570)
Adjustments to net assets allocated to contracts in payout period	-	787	-	(15)	(1,897)
Increase (decrease) in net assets from contract transactions	15,010,171	(1,077,471)	(587,190)	(12,111,173)	(5,129,977)

Increase in net assets from separate account merger	-	621,862	924,755	-	1,058,923

Increase (decrease) in net assets	19,449,616	1,448,215	970,218	11,569,039	7,568,501
Net assets at beginning of period	20,557,995	6,575,065	2,205,767	82,905,041	40,520,445
Net assets at end of period	$40,007,611	$8,023,280	$3,175,985	$94,474,080	$48,088,946

Beginning units	2,154,110	542,748	190,402	5,236,314	909,834
Units issued	1,623,707	19,483	4,511	304,132	32,902
Units redeemed	(187,059)	(92,496)	(47,030)	(983,474)	(117,008)
Units transferred in from separate account merger	-	41,143	62,869	-	18,891
Ending units	3,590,758	510,878	210,752	4,556,972	844,619

The accompanying Notes to Financial Statements are an integral part of this statement.

52

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$37,390	$884,110	$1,959,869	$393,421	$3,235,146
Mortality and expense risk and administrative charges	(114,285)	(3,181,814)	(1,506,234)	(336,799)	(2,627,865)
Net investment income (loss)	(76,895)	(2,297,704)	453,635	56,622	607,281
Net realized gain (loss)	227,209	11,366,387	2,887,720	641,029	1,985,958
Capital gain distribution from mutual funds	636,345	18,342,407	2,919,342	638,138	5,473,491
Change in unrealized appreciation (depreciation) of investments	(70,976)	(1,775,621)	1,142,886	264,205	5,739,494
Increase (decrease) in net assets from operations	715,683	25,635,469	7,403,583	1,599,994	13,806,224

From contract transactions:
Payments received from contract owners	56,265	4,575,135	1,151,791	111,765	13,535,061
Payments for contract benefits or terminations	(582,325)	(20,449,603)	(10,455,158)	(2,290,221)	(19,174,976)
Transfers between sub-accounts (including fixed account), net	(597,214)	(5,787,747)	(817,970)	368,917	5,250,826
Contract maintenance charges	(13,576)	(2,077,741)	(32,916)	(42,546)	(1,184,338)
Adjustments to net assets allocated to contracts in payout period	311	(3,083)	8,645	434	(11,279)
Increase (decrease) in net assets from contract transactions	(1,136,539)	(23,743,039)	(10,145,608)	(1,851,651)	(1,584,706)

Increase (decrease) in net assets	(420,856)	1,892,430	(2,742,025)	(251,657)	12,221,518
Net assets at beginning of period	8,338,235	225,270,232	106,304,110	22,991,542	184,317,565
Net assets at end of period	$7,917,379	$227,162,662	$103,562,085	$22,739,885	$196,539,083

Beginning units	148,668	7,057,065	2,190,385	483,185	6,910,281
Units issued	2,988	659,250	93,834	22,562	1,360,331
Units redeemed	(26,210)	(1,386,835)	(296,534)	(61,996)	(1,195,992)
Ending units	125,446	6,329,480	1,987,685	443,751	7,074,620

For the Year Ended December 31, 2019
From operations:
Dividends	$49,636	$1,393,813	$2,160,464	$491,388	$3,627,536
Mortality and expense risk and administrative charges	(111,427)	(3,403,462)	(1,431,714)	(369,051)	(2,520,225)
Net investment income (loss)	(61,791)	(2,009,649)	728,750	122,337	1,107,311
Net realized gain (loss)	574,264	20,803,274	2,792,360	947,570	3,837,323
Capital gain distribution from mutual funds	761,258	24,853,299	2,793,177	685,146	5,227,415
Change in unrealized appreciation (depreciation) of investments	553,206	14,112,490	9,501,367	2,161,484	17,549,811
Increase (decrease) in net assets from operations	1,826,937	57,759,414	15,815,654	3,916,537	27,721,860

From contract transactions:
Payments received from contract owners	1,361	3,549,407	1,139,849	9,667	16,703,541
Payments for contract benefits or terminations	(882,093)	(26,912,953)	(10,371,109)	(3,534,976)	(21,012,601)
Transfers between sub-accounts (including fixed account), net	(325,453)	(17,354,258)	(1,110,072)	(423,174)	1,004,412
Contract maintenance charges	(15,117)	(1,937,116)	(33,914)	(43,471)	(897,997)
Adjustments to net assets allocated to contracts in payout period	87	(527)	(4,542)	(891)	(10,872)
Increase (decrease) in net assets from contract transactions	(1,221,215)	(42,655,447)	(10,379,788)	(3,992,845)	(4,213,517)

Increase in net assets from separate account merger	1,304,792	-	13,111,395	-	7,845,587

Increase (decrease) in net assets	1,910,514	15,103,967	18,547,261	(76,308)	31,353,930
Net assets at beginning of period	6,427,721	210,166,265	87,756,849	23,067,850	152,963,635
Net assets at end of period	$8,338,235	$225,270,232	$106,304,110	$22,991,542	$184,317,565

Beginning units	148,627	8,507,113	2,137,865	572,961	6,598,640
Units issued	727	296,170	74,734	8,689	1,424,447
Units redeemed	(24,532)	(1,746,218)	(293,251)	(98,465)	(1,282,453)
Units transferred in from separate account merger	23,846	-	271,037	-	169,647
Ending units	148,668	7,057,065	2,190,385	483,185	6,910,281

The accompanying Notes to Financial Statements are an integral part of this statement.

53

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$270	$146,625	$434,761	$140,050	$1,583,328
Mortality and expense risk and administrative charges	(136)	(147,376)	(357,213)	(130,101)	(1,468,261)
Net investment income (loss)	134	(751)	77,548	9,949	115,067
Net realized gain (loss)	180	(56,385)	(43,708)	155,017	576,190
Capital gain distribution from mutual funds	236	138,479	365,069	129,058	1,539,678
Change in unrealized appreciation (depreciation) of investments	6,251	2,849,026	1,613,130	453,574	7,047,274
Increase (decrease) in net assets from operations	6,801	2,930,369	2,012,039	747,598	9,278,209

From contract transactions:
Payments received from contract owners	39,456	6,412,097	153,738	74,885	3,505,721
Payments for contract benefits or terminations	(485)	(290,907)	(2,052,032)	(823,309)	(9,329,105)
Transfers between sub-accounts (including fixed account), net	3	850,546	(995,692)	(196,979)	1,882,589
Contract maintenance charges	(216)	(101,243)	(8,535)	(20,163)	(611,531)
Adjustments to net assets allocated to contracts in payout period	-	(260)	2,135	14	(3,959)
Increase (decrease) in net assets from contract transactions	38,758	6,870,233	(2,900,386)	(965,552)	(4,556,285)

Increase (decrease) in net assets	45,559	9,800,602	(888,347)	(217,954)	4,721,924
Net assets at beginning of period	13,957	7,819,510	26,550,405	9,231,971	103,291,412
Net assets at end of period	$59,516	$17,620,112	$25,662,058	$9,014,017	$108,013,336

Beginning units	1,255	695,761	1,609,167	578,876	7,251,764
Units issued	3,778	1,039,066	60,714	20,500	900,825
Units redeemed	(278)	(328,451)	(253,539)	(83,732)	(1,182,307)
Ending units	4,755	1,406,376	1,416,342	515,644	6,970,282

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$574,256	$182,438	$2,294,753
Mortality and expense risk and administrative charges	(35)	(53,805)	(357,056)	(124,840)	(1,551,552)
Net investment income (loss)	(35)	(53,805)	217,200	57,598	743,201
Net realized gain (loss)	3	(18,380)	177,956	246,980	1,292,038
Capital gain distribution from mutual funds	23	11,727	868,094	296,144	3,873,290
Change in unrealized appreciation (depreciation) of investments	834	840,324	2,818,445	765,815	10,927,959
Increase (decrease) in net assets from operations	825	779,866	4,081,695	1,366,537	16,836,488

From contract transactions:
Payments received from contract owners	12,000	4,960,083	56,112	9,497	1,920,555
Payments for contract benefits or terminations	-	(81,217)	(2,137,419)	(847,468)	(12,124,481)
Transfers between sub-accounts (including fixed account), net	1,215	374,092	(432,901)	(131,105)	1,637,831
Contract maintenance charges	(83)	(11,051)	(10,146)	(22,123)	(584,532)
Adjustments to net assets allocated to contracts in payout period	-	(15)	4,431	134	(3,641)
Increase (decrease) in net assets from contract transactions	13,132	5,241,892	(2,519,923)	(991,065)	(9,154,268)

Increase in net assets from separate account merger	-	-	2,599,605	1,235,349	-

Increase (decrease) in net assets	13,957	6,021,758	4,161,377	1,610,821	7,682,220
Net assets at beginning of period	-	1,797,752	22,389,028	7,621,150	95,609,192
Net assets at end of period	$13,957	$7,819,510	$26,550,405	$9,231,971	$103,291,412

Beginning units	-	197,838	1,612,319	566,991	7,888,603
Units issued	1,264	565,508	65,289	12,828	572,317
Units redeemed	(9)	(67,585)	(230,747)	(80,175)	(1,209,156)
Units transferred in from separate account merger	-	-	162,306	79,232	-
Ending units	1,255	695,761	1,609,167	578,876	7,251,764

The accompanying Notes to Financial Statements are an integral part of this statement.

54

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$5,048,715	$2,051,985	$405,270	$4,955,125	$450,814
Mortality and expense risk and administrative charges	(15,229,949)	(514,227)	(110,236)	(1,324,744)	(291,020)
Net investment income (loss)	(10,181,234)	1,537,758	295,034	3,630,381	159,794
Net realized gain (loss)	(321,614)	(890,276)	(116,643)	(2,279,270)	(816,307)
Capital gain distribution from mutual funds	63,861,590	-	-	-	31,458
Change in unrealized appreciation (depreciation) of investments	21,576,976	1,439,515	214,476	3,331,418	728,792
Increase (decrease) in net assets from operations	74,935,718	2,086,997	392,867	4,682,529	103,737

From contract transactions:
Payments received from contract owners	16,103,411	55,797	81,391	1,642,168	200,333
Payments for contract benefits or terminations	(70,506,261)	(3,628,513)	(930,143)	(10,729,245)	(1,966,261)
Transfers between sub-accounts (including fixed account), net	(19,221,941)	(349,771)	(93,502)	(271,036)	(392,873)
Contract maintenance charges	(14,792,244)	(10,609)	(11,634)	(584,476)	(8,545)
Adjustments to net assets allocated to contracts in payout period	210	1,809	(1,192)	(4,810)	2,907
Increase (decrease) in net assets from contract transactions	(88,416,825)	(3,931,287)	(955,080)	(9,947,399)	(2,164,439)

Increase (decrease) in net assets	(13,481,107)	(1,844,290)	(562,213)	(5,264,870)	(2,060,702)
Net assets at beginning of period	1,165,508,351	37,372,402	7,770,036	97,140,054	23,063,747
Net assets at end of period	$1,152,027,244	$35,528,112	$7,207,823	$91,875,184	$21,003,045

Beginning units	83,674,404	1,062,003	228,772	4,641,329	1,324,612
Units issued	4,866,991	437,453	14,782	1,395,640	64,542
Units redeemed	(11,412,402)	(550,741)	(43,673)	(1,922,077)	(204,426)
Ending units	77,128,993	948,715	199,881	4,114,892	1,184,728

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$2,443,169	$428,904	$7,006,524	$527,373
Mortality and expense risk and administrative charges	(15,532,222)	(508,712)	(98,884)	(1,495,966)	(328,473)
Net investment income (loss)	(15,532,222)	1,934,457	330,020	5,510,558	198,900
Net realized gain (loss)	(5,244,234)	(29,817)	(20,477)	(928,340)	(424,316)
Capital gain distribution from mutual funds	6,349,365	-	-	-	901,561
Change in unrealized appreciation (depreciation) of investments	190,972,166	2,180,251	456,069	6,993,444	3,001,578
Increase (decrease) in net assets from operations	176,545,075	4,084,891	765,612	11,575,662	3,677,723

From contract transactions:
Payments received from contract owners	26,314,583	141,361	140,062	2,512,011	168,094
Payments for contract benefits or terminations	(73,219,919)	(4,240,901)	(818,272)	(13,474,200)	(2,277,497)
Transfers between sub-accounts (including fixed account), net	(5,418,978)	2,054,194	(96,937)	6,277,880	(736,280)
Contract maintenance charges	(13,002,686)	(12,531)	(14,770)	(548,350)	(10,295)
Adjustments to net assets allocated to contracts in payout period	(172)	(2,110)	552	691	2,269
Increase (decrease) in net assets from contract transactions	(65,327,172)	(2,059,987)	(789,365)	(5,231,968)	(2,853,709)

Increase in net assets from separate account merger	-	4,638,773	1,876,375	-	1,353,359

Increase (decrease) in net assets	111,217,903	6,663,677	1,852,622	6,343,694	2,177,373
Net assets at beginning of period	1,054,290,448	30,708,725	5,917,414	90,796,360	20,886,374
Net assets at end of period	$1,165,508,351	$37,372,402	$7,770,036	$97,140,054	$23,063,747

Beginning units	88,710,369	987,009	197,249	4,867,974	1,424,717
Units issued	4,808,451	244,282	15,569	1,744,454	26,058
Units redeemed	(9,844,416)	(303,729)	(40,177)	(1,971,099)	(205,957)
Units transferred in from separate account merger	-	134,441	56,131	-	79,794
Ending units	83,674,404	1,062,003	228,772	4,641,329	1,324,612
The accompanying Notes to Financial Statements are an integral part of this statement.

55

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$86,547	$1,713,116	$285	$620,401	$410
Mortality and expense risk and administrative charges	(60,880)	(1,240,264)	(831)	(6,901,425)	(216)
Net investment income (loss)	25,667	472,852	(546)	(6,281,024)	194
Net realized gain (loss)	(37,080)	267,341	300	358,218	303
Capital gain distribution from mutual funds	6,514	134,876	2,916	8,073,462	2,005
Change in unrealized appreciation (depreciation) of investments	53,174	1,708,174	(790)	(7,611,608)	9,317
Increase (decrease) in net assets from operations	48,275	2,583,243	1,880	(5,460,952)	11,819

From contract transactions:
Payments received from contract owners	14,323	562,343	15,000	8,131,819	8,767
Payments for contract benefits or terminations	(238,006)	(7,810,639)	-	(27,811,691)	(329)
Transfers between sub-accounts (including fixed account), net	(16,567)	2,834,522	9,403	10,858,692	(860)
Contract maintenance charges	(6,593)	(577,088)	(2,675)	(6,971,945)	(154)
Adjustments to net assets allocated to contracts in payout period	(436)	(5,583)	-	346	-
Increase (decrease) in net assets from contract transactions	(247,279)	(4,996,445)	21,728	(15,792,779)	7,424

Increase (decrease) in net assets	(199,004)	(2,413,202)	23,608	(21,253,731)	19,243
Net assets at beginning of period	4,607,180	89,195,939	174,914	551,865,273	42,919
Net assets at end of period	$4,408,176	$86,782,737	$198,522	$530,611,542	$62,162

Beginning units	272,386	6,012,443	14,554	43,336,439	3,948
Units issued	15,380	888,361	2,636	3,937,733	1,120
Units redeemed	(32,125)	(1,146,431)	(691)	(5,210,178)	(255)
Ending units	255,641	5,754,373	16,499	42,063,994	4,813

For the Year Ended December 31, 2019
From operations:
Dividends	$90,891	$1,948,015	$2,548	$7,189,602	$-
Mortality and expense risk and administrative charges	(61,974)	(1,407,397)	(630)	(7,053,337)	(53)
Net investment income (loss)	28,917	540,618	1,918	136,265	(53)
Net realized gain (loss)	31,317	1,388,135	304	1,521,149	20
Capital gain distribution from mutual funds	166,838	3,756,604	3,421	11,366,767	-
Change in unrealized appreciation (depreciation) of investments	441,939	9,088,384	12,737	69,319,417	4,453
Increase (decrease) in net assets from operations	669,011	14,773,741	18,380	82,343,598	4,420

From contract transactions:
Payments received from contract owners	2,916	620,123	86,500	20,425,401	37,430
Payments for contract benefits or terminations	(474,998)	(10,943,835)	-	(28,292,556)	-
Transfers between sub-accounts (including fixed account), net	26,825	(1,025,047)	2,128	2,162,722	1,127
Contract maintenance charges	(7,399)	(633,793)	(1,442)	(6,024,106)	(58)
Adjustments to net assets allocated to contracts in payout period	237	(3,781)	-	428	-
Increase (decrease) in net assets from contract transactions	(452,419)	(11,986,333)	87,186	(11,728,111)	38,499

Increase in net assets from separate account merger	693,581	-	-	-	-

Increase (decrease) in net assets	910,173	2,787,408	105,566	70,615,487	42,919
Net assets at beginning of period	3,697,007	86,408,531	69,348	481,249,786	-
Net assets at end of period	$4,607,180	$89,195,939	$174,914	$551,865,273	$42,919

Beginning units	258,723	6,858,882	6,862	44,346,231	-
Units issued	7,639	293,525	7,948	3,715,519	3,976
Units redeemed	(36,154)	(1,139,964)	(256)	(4,725,311)	(28)
Units transferred in from separate account merger	42,178	-	-	-	-
Ending units	272,386	6,012,443	14,554	43,336,439	3,948

The accompanying Notes to Financial Statements are an integral part of this statement.

56

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$86,933	$2,620	$1,479,108	$113	$1,207,016
Mortality and expense risk and administrative charges	(128,391)	(1,248)	(2,786,259)	(480)	(17,075,285)
Net investment income (loss)	(41,458)	1,372	(1,307,151)	(367)	(15,868,269)
Net realized gain (loss)	60,027	3,000	1,682,227	(62)	20,737,310
Capital gain distribution from mutual funds	477,344	2,044	1,508,031	2,067	29,509,179
Change in unrealized appreciation (depreciation) of investments	2,893,831	48,669	36,963,670	5,997	62,748,128
Increase (decrease) in net assets from operations	3,389,744	55,085	38,846,777	7,635	97,126,348

From contract transactions:
Payments received from contract owners	4,889,950	88,253	71,331,430	-	48,808,480
Payments for contract benefits or terminations	(228,012)	(541)	(7,505,728)	-	(66,450,802)
Transfers between sub-accounts (including fixed account), net	1,252,033	36,743	5,748,427	996	(23,091,326)
Contract maintenance charges	(79,132)	(3,691)	(3,004,573)	(1,187)	(17,062,828)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	111
Increase (decrease) in net assets from contract transactions	5,834,839	120,764	66,569,556	(191)	(57,796,365)

Increase (decrease) in net assets	9,224,583	175,849	105,416,333	7,444	39,329,983
Net assets at beginning of period	6,875,897	191,336	181,776,562	89,101	1,305,919,982
Net assets at end of period	$16,100,480	$367,185	$287,192,895	$96,545	$1,345,249,965

Beginning units	633,638	15,922	15,476,317	6,836	95,116,540
Units issued	893,196	11,982	8,433,298	393	12,587,364
Units redeemed	(264,783)	(1,740)	(2,748,695)	(405)	(16,511,382)
Ending units	1,262,051	26,164	21,160,920	6,824	91,192,522

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$1,883	$1,457,033	$1,150	$16,978,169
Mortality and expense risk and administrative charges	(48,629)	(620)	(1,675,148)	(391)	(15,985,348)
Net investment income (loss)	(48,629)	1,263	(218,115)	759	992,821
Net realized gain (loss)	(35,107)	313	290,048	(76)	8,932,964
Capital gain distribution from mutual funds	-	1,219	1,158,090	2,319	39,538,197
Change in unrealized appreciation (depreciation) of investments	843,482	22,736	23,551,988	10,713	169,501,649
Increase (decrease) in net assets from operations	759,746	25,531	24,782,011	13,715	218,965,631

From contract transactions:
Payments received from contract owners	3,756,269	70,000	72,062,337	12,000	97,772,696
Payments for contract benefits or terminations	(76,678)	(536)	(4,833,492)	-	(64,492,287)
Transfers between sub-accounts (including fixed account), net	740,848	27,310	7,680,348	4,879	26,993,409
Contract maintenance charges	(8,592)	(1,343)	(1,478,470)	(754)	(13,549,227)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	418
Increase (decrease) in net assets from contract transactions	4,411,847	95,431	73,430,723	16,125	46,725,009

Increase (decrease) in net assets	5,171,593	120,962	98,212,734	29,840	265,690,640
Net assets at beginning of period	1,704,304	70,374	83,563,828	59,261	1,040,229,342
Net assets at end of period	$6,875,897	$191,336	$181,776,562	$89,101	$1,305,919,982

Beginning units	193,101	7,267	8,728,063	5,537	91,427,715
Units issued	516,841	9,206	7,994,030	1,415	13,969,109
Units redeemed	(76,304)	(551)	(1,245,776)	(116)	(10,280,284)
Ending units	633,638	15,922	15,476,317	6,836	95,116,540

The accompanying Notes to Financial Statements are an integral part of this statement.

57

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Templeton Foreign Value Portfolio Class 1	SAST SA Templeton Foreign Value Portfolio Class 2	SAST SA Templeton Foreign Value Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
For the Year Ended December 31, 2020
From operations:
Dividends	$980	$213,449	$7,210,585	$3,078	$94,600,474
Mortality and expense risk and administrative charges	(88)	(134,602)	(4,460,097)	(1,200)	(118,230,179)
Net investment income (loss)	892	78,847	2,750,488	1,878	(23,629,705)
Net realized gain (loss)	17	(67,540)	(3,965,311)	(923)	123,437,570
Capital gain distribution from mutual funds	-	-	-	11,914	448,034,149
Change in unrealized appreciation (depreciation) of investments	6,628	(527,099)	(10,978,170)	14,643	353,646,889
Increase (decrease) in net assets from operations	7,537	(515,792)	(12,192,993)	27,512	901,488,903

From contract transactions:
Payments received from contract owners	34,944	16,810	1,704,522	-	68,319,437
Payments for contract benefits or terminations	-	(640,937)	(26,970,188)	(37,812)	(689,952,473)
Transfers between sub-accounts (including fixed account), net	6,036	517,337	31,538,939	57,719	(144,008,625)
Contract maintenance charges	-	(24,688)	(2,826,414)	(3,292)	(113,660,526)
Adjustments to net assets allocated to contracts in payout period	-	(319)	(4,524)	-	6,097
Increase (decrease) in net assets from contract transactions	40,980	(131,797)	3,442,335	16,615	(879,296,090)

Increase (decrease) in net assets	48,517	(647,589)	(8,750,658)	44,127	22,192,813
Net assets at beginning of period	-	10,209,894	330,274,799	219,556	8,625,244,704
Net assets at end of period	$48,517	$9,562,305	$321,524,141	$263,683	$8,647,437,517

Beginning units	-	521,383	23,808,636	16,851	555,505,119
Units issued	5,367	50,437	4,172,301	4,311	20,605,898
Units redeemed	(7)	(58,799)	(3,594,601)	(3,213)	(76,847,806)
Ending units	5,360	513,021	24,386,336	17,949	499,263,211

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$9,108	$267,581	$-	$-
Mortality and expense risk and administrative charges	-	(156,588)	(4,957,672)	(1,135)	(121,367,162)
Net investment income (loss)	-	(147,480)	(4,690,091)	(1,135)	(121,367,162)
Net realized gain (loss)	-	35,215	2,093,441	(436)	96,537,434
Capital gain distribution from mutual funds	-	-	-	8,165	324,568,349
Change in unrealized appreciation (depreciation) of investments	-	1,113,515	34,081,390	30,616	1,144,409,636
Increase (decrease) in net assets from operations	-	1,001,250	31,484,740	37,210	1,444,148,257

From contract transactions:
Payments received from contract owners	-	56,850	1,654,368	-	84,931,025
Payments for contract benefits or terminations	-	(1,124,633)	(38,072,933)	-	(739,591,068)
Transfers between sub-accounts (including fixed account), net	-	43,543	15,036,300	(937)	(87,652,758)
Contract maintenance charges	-	(28,665)	(2,698,129)	(2,495)	(103,343,462)
Adjustments to net assets allocated to contracts in payout period	-	624	(2,266)	-	(52,847)
Increase (decrease) in net assets from contract transactions	-	(1,052,281)	(24,082,660)	(3,432)	(845,709,110)

Increase in net assets from separate account merger	-	-	5,137,259	-	-

Increase (decrease) in net assets	-	(51,031)	12,539,339	33,778	598,439,147
Net assets at beginning of period	-	10,260,925	317,735,460	185,778	8,026,805,557
Net assets at end of period	$-	$10,209,894	$330,274,799	$219,556	$8,625,244,704

Beginning units	-	578,168	25,411,192	17,131	613,923,310
Units issued	-	36,021	2,378,187	6	20,500,345
Units redeemed	-	(92,806)	(4,256,022)	(286)	(78,918,536)
Units transferred in from separate account merger	-	-	275,279	-	-
Ending units	-	521,383	23,808,636	16,851	555,505,119

The accompanying Notes to Financial Statements are an integral part of this statement.

58

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1
For the Year Ended December 31, 2020
From operations:
Dividends	$2,736	$61,181,799	$793	$3,876,883	$-
Mortality and expense risk and administrative charges	(1,144)	(74,012,081)	(53)	(4,425,719)	(492,251)
Net investment income (loss)	1,592	(12,830,282)	740	(548,836)	(492,251)
Net realized gain (loss)	(853)	54,470,524	22	599,624	2,885,841
Capital gain distribution from mutual funds	8,013	218,738,597	520	5,469,654	2,279,173
Change in unrealized appreciation (depreciation) of investments	10,542	171,100,698	1,974	17,891,579	12,015,633
Increase (decrease) in net assets from operations	19,294	431,479,537	3,256	23,412,021	16,688,396

From contract transactions:
Payments received from contract owners	-	27,438,285	-	45,143,068	104,345
Payments for contract benefits or terminations	(37,578)	(411,740,930)	-	(15,003,582)	(2,349,585)
Transfers between sub-accounts (including fixed account), net	2,667	(41,321,795)	59,770	(8,897,395)	(339,313)
Contract maintenance charges	(3,138)	(72,395,998)	(144)	(4,709,038)	(13,635)
Adjustments to net assets allocated to contracts in payout period	-	1,617	-	-	(2,160)
Increase (decrease) in net assets from contract transactions	(38,049)	(498,018,821)	59,626	16,533,053	(2,600,348)

Increase (decrease) in net assets	(18,755)	(66,539,284)	62,882	39,945,074	14,088,048
Net assets at beginning of period	219,559	5,476,551,697	-	326,664,409	29,155,236
Net assets at end of period	$200,804	$5,410,012,413	$62,882	$366,609,483	$43,243,284

Beginning units	17,251	362,907,326	-	28,329,526	862,406
Units issued	240	13,604,522	5,004	9,635,252	54,189
Units redeemed	(3,131)	(46,718,231)	(36)	(8,065,123)	(118,050)
Ending units	14,360	329,793,617	4,968	29,899,655	798,545

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$193,204	$-
Mortality and expense risk and administrative charges	(1,134)	(76,725,382)	-	(3,268,142)	(388,562)
Net investment income (loss)	(1,134)	(76,725,382)	-	(3,074,938)	(388,562)
Net realized gain (loss)	(290)	41,185,099	-	176,720	1,569,632
Capital gain distribution from mutual funds	6,913	174,600,452	-	1,869,383	1,525,668
Change in unrealized appreciation (depreciation) of investments	29,843	733,711,376	-	47,920,681	4,801,620
Increase (decrease) in net assets from operations	35,332	872,771,545	-	46,891,846	7,508,358

From contract transactions:
Payments received from contract owners	-	46,837,834	-	63,170,655	113,631
Payments for contract benefits or terminations	-	(437,835,482)	-	(9,302,052)	(2,023,329)
Transfers between sub-accounts (including fixed account), net	938	(45,800,157)	-	53,341,177	(389,690)
Contract maintenance charges	(2,491)	(65,998,989)	-	(2,913,613)	(14,366)
Adjustments to net assets allocated to contracts in payout period	-	(46,031)	-	144	(6,283)
Increase (decrease) in net assets from contract transactions	(1,553)	(502,842,825)	-	104,296,311	(2,320,037)

Increase in net assets from separate account merger	-	-	-	-	3,365,147

Increase (decrease) in net assets	33,779	369,928,720	-	151,188,157	8,553,468
Net assets at beginning of period	185,780	5,106,622,977	-	175,476,252	20,601,768
Net assets at end of period	$219,559	$5,476,551,697	$-	$326,664,409	$29,155,236

Beginning units	17,381	398,620,387	-	18,479,638	836,002
Units issued	84	13,273,987	-	12,251,714	24,845
Units redeemed	(214)	(48,987,048)	-	(2,401,826)	(98,007)
Units transferred in from separate account merger	-	-	-	-	99,566
Ending units	17,251	362,907,326	-	28,329,526	862,406

The accompanying Notes to Financial Statements are an integral part of this statement.

59

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA WellsCap Aggressive Growth Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund
For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$126,910	$19,162	$59,723
Mortality and expense risk and administrative charges	(54,418)	(554,110)	(50,642)	(13,005)	(47,271)
Net investment income (loss)	(54,418)	(554,110)	76,268	6,157	12,452
Net realized gain (loss)	338,428	5,399,715	(66,672)	3,099	(111,420)
Capital gain distribution from mutual funds	254,367	3,099,271	86,807	33,463	333,161
Change in unrealized appreciation (depreciation) of investments	1,247,887	13,172,354	74,720	70,060	257,118
Increase (decrease) in net assets from operations	1,786,264	21,117,230	171,123	112,779	491,311

From contract transactions:
Payments received from contract owners	134,092	13,820,729	6,490	-	4,550
Payments for contract benefits or terminations	(212,897)	(2,540,412)	(353,622)	(2,486)	(176,024)
Transfers between sub-accounts (including fixed account), net	(202,804)	(4,888,023)	(147,814)	94,187	(32,194)
Contract maintenance charges	(6,140)	(308,035)	(265)	(12)	(238)
Adjustments to net assets allocated to contracts in payout period	-	(692)	-	-	-
Increase (decrease) in net assets from contract transactions	(287,749)	6,083,567	(495,211)	91,689	(203,906)

Increase (decrease) in net assets	1,498,515	27,200,797	(324,088)	204,468	287,405
Net assets at beginning of period	3,113,641	29,874,882	5,326,758	1,112,681	4,437,633
Net assets at end of period	$4,612,156	$57,075,679	$5,002,670	$1,317,149	$4,725,038

Beginning units	95,439	1,279,763	453,139	77,005	298,461
Units issued	5,087	866,922	20,873	8,656	20,436
Units redeemed	(12,320)	(578,470)	(73,304)	(322)	(34,767)
Ending units	88,206	1,568,215	400,708	85,339	284,130

For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$160,569	$17,862	$54,304
Mortality and expense risk and administrative charges	(47,764)	(376,250)	(56,050)	(11,908)	(48,265)
Net investment income (loss)	(47,764)	(376,250)	104,519	5,954	6,039
Net realized gain (loss)	275,977	1,957,180	16,766	2,654	(5,709)
Capital gain distribution from mutual funds	188,788	1,771,745	-	-	378,074
Change in unrealized appreciation (depreciation) of investments	482,122	4,079,301	746,263	209,891	482,772
Increase (decrease) in net assets from operations	899,123	7,431,976	867,548	218,499	861,176

From contract transactions:
Payments received from contract owners	3,188	6,200,775	77,721	-	71,618
Payments for contract benefits or terminations	(301,431)	(2,544,278)	(53,677)	(1,408)	(50,821)
Transfers between sub-accounts (including fixed account), net	(137,782)	(1,566,661)	82,086	9,646	(1,757)
Contract maintenance charges	(5,881)	(150,100)	(211)	(4)	(219)
Adjustments to net assets allocated to contracts in payout period	-	72	-	-	-
Increase (decrease) in net assets from contract transactions	(441,906)	1,939,808	105,919	8,234	18,821

Increase in net assets from separate account merger	171,117	-	-	-	-

Increase (decrease) in net assets	628,334	9,371,784	973,467	226,733	879,997
Net assets at beginning of period	2,485,307	20,503,098	4,353,291	885,948	3,557,636
Net assets at end of period	$3,113,641	$29,874,882	$5,326,758	$1,112,681	$4,437,633

Beginning units	104,285	1,184,264	443,827	76,339	296,952
Units issued	625	453,943	26,007	840	16,756
Units redeemed	(14,684)	(358,444)	(16,695)	(174)	(15,247)
Units transferred in from separate account merger	5,213	-	-	-	-
Ending units	95,439	1,279,763	453,139	77,005	298,461

The accompanying Notes to Financial Statements are an integral part of this statement.

60

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2020
From operations:
Dividends	$28,891	$50,853	$240,589
Mortality and expense risk and administrative charges	(48,157)	(34,340)	(139,158)
Net investment income (loss)	(19,266)	16,513	101,431
Net realized gain (loss)	537,367	(169,307)	408,402
Capital gain distribution from mutual funds	90,856	408,746	769,393
Change in unrealized appreciation (depreciation) of investments	981,212	154,979	502,312
Increase (decrease) in net assets from operations	1,590,169	410,931	1,781,538

From contract transactions:
Payments received from contract owners	2,640	4,400	24,921
Payments for contract benefits or terminations	(308,139)	(394,110)	(1,069,729)
Transfers between sub-accounts (including fixed account), net	(111,283)	(209,952)	(514,760)
Contract maintenance charges	(279)	(243)	(675)
Increase (decrease) in net assets from contract transactions	(417,061)	(599,905)	(1,560,243)

Increase (decrease) in net assets	1,173,108	(188,974)	221,295
Net assets at beginning of period	3,496,878	3,556,921	13,142,385
Net assets at end of period	$4,669,986	$3,367,947	$13,363,680

Beginning units	169,983	243,970	787,087
Units issued	28,143	12,129	47,619
Units redeemed	(41,467)	(60,984)	(151,116)
Ending units	156,659	195,115	683,590

For the Year Ended December 31, 2019
From operations:
Dividends	$11,601	$36,218	$172,801
Mortality and expense risk and administrative charges	(36,449)	(40,057)	(137,009)
Net investment income (loss)	(24,848)	(3,839)	35,792
Net realized gain (loss)	100,298	3,690	138,815
Capital gain distribution from mutual funds	40,744	269,540	248,737
Change in unrealized appreciation (depreciation) of investments	822,405	417,353	2,572,064
Increase (decrease) in net assets from operations	938,599	686,744	2,995,408

From contract transactions:
Payments received from contract owners	78,792	68,676	283,259
Payments for contract benefits or terminations	(31,050)	(35,231)	(124,392)
Transfers between sub-accounts (including fixed account), net	3,419	(131,488)	(33,799)
Contract maintenance charges	(252)	(200)	(593)
Increase (decrease) in net assets from contract transactions	50,909	(98,243)	124,475

Increase (decrease) in net assets	989,508	588,501	3,119,883
Net assets at beginning of period	2,507,370	2,968,420	10,022,502
Net assets at end of period	$3,496,878	$3,556,921	$13,142,385

Beginning units	167,014	251,376	776,807
Units issued	19,209	10,422	62,630
Units redeemed	(16,240)	(17,828)	(52,350)
Ending units	169,983	243,970	787,087

The accompanying Notes to Financial Statements are an integral part of this statement.

61

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

On November 29, 2019, Variable Annuity Account One (“AGL VAA1”), Variable Annuity Account Two (“AGL VAA2”) and Variable Annuity Account Four (“AGL VAA4”) of the Company merged into the Separate Account. Additional information can be found in Note 8.

The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum
Polaris Advantage	Polaris Platinum II
Polaris Advantage II	Polaris Platinum III
Polaris Advisor	Polaris Preferred Solution
Polaris Advisor III	Polaris Protector
Polaris Advisory	Polaris Retirement Protector
Polaris Advisory Income	Polaris Select Investor
Polaris America	Vista
Polaris Choice	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III

The Separate Account contracts are sold through the Company’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2020 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS High-Income Bond Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 3
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3
American Funds IS Growth Fund Class 3	American Funds IS US Government/AAA-Rated Securities Fund Class 3

Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 1(q)	AST SA Wellington Capital Appreciation Portfolio Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 3(q)	AST SA Wellington Government and Quality Bond Portfolio Class 1

62

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Anchor Series Trust (AST)(a)
AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 2
AST SA PGI Asset Allocation Portfolio Class 2	AST SA Wellington Government and Quality Bond Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 1
AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
AST SA Wellington Capital Appreciation Portfolio Class 2

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Asset Allocation Fund Class 1(r)	Columbia VP Limited Duration Credit Fund Class 2
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Loomis Sayles Growth Fund Class 1
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Mid Cap Growth Opportunity Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Large Cap Growth Fund Class 1	Columbia VP Small Company Growth Fund Class 1

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1(b)	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1(h)

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I(s)	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I(j)
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I(i)

Ivy Variable Insurance Portfolios (Ivy VIP)
Ivy VIP Asset Strategy Class II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(b)
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class(k)
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class(g)

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1(e)	PVC Real Estate Securities Account Class 2
PVC Diversified International Account Class 1	PVC SAM Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Balanced Portfolio Class 1
PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Income Account Class 1(e)	PVC SAM Conservative Growth Portfolio Class 1
PVC Income Account Class 2(e)	PVC SAM Conservative Growth Portfolio Class 2

63

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Principal Variable Contracts Funds, Inc. (PVC)
PVC Large Cap Growth Account I Class 1(f)	PVC SAM Flexible Income Portfolio Class 1
PVC LargeCap Growth Account Class 1(f)	PVC SAM Flexible Income Portfolio Class 2
PVC LargeCap Growth Account Class 2(f)	PVC SAM Strategic Growth Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1
PVC Principal Capital Appreciation Account Class 1	PVC SmallCap Account Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account Class 2
PVC Real Estate Securities Account Class 1

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 1(l)	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3
SST SA Allocation Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
SST SA Allocation Moderate Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3
SST SA Columbia Focused Value Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1(n)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SST SA Multi-Managed International Equity Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 1
SAST SA AB Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 2
SAST SA AB Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1(j)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 1(i)	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1(b)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3(t)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA Columbia Technology Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 2	SAST SA Large Cap Growth Index Portfolio Class 1(m)
SAST SA Columbia Technology Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 1(u)
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA Large Cap Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1(m)
SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 2	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 2
SAST SA Emerging Markets Equity Index Portfolio Class 1(j)	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1(o)	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 2(o)	SAST SA MFS Blue Chip Growth Portfolio Class 1

64

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3(o)	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(d)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(d)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 1(b)	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 1(b)	SAST SA Mid Cap Index Portfolio Class 1(m)
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 1(b)	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1(b)	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(g)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1(b)
SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 2
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 1(m)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Templeton Foreign Value Portfolio Class 1(v)
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 2
SAST SA International Index Portfolio Class 1(m)	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Invesco Main Street Large Cap Portfolio Class 1(p)	SAST SA VCP Index Allocation Portfolio Class 1(w)
SAST SA Invesco Main Street Large Cap Portfolio Class 2(p)	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Invesco Main Street Large Cap Portfolio Class 3(p)	SAST SA WellsCap Aggressive Growth Portfolio Class 1
SAST SA Invesco VCP Equity-Income Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 2
SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3

VALIC Company I(c)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)

These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)	Fund had no activity during the current year.

(c)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.

(d)	For the period May 1, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.

(e)

The PVC Income Account, in operation for the period January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Core Plus Bond Account, in operation For the period June 7, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

65

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(f)

The PVC Large Cap Growth Account, in operation for the period January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation For the period June 7, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.

(g)	For the period October 7, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.

(h)	For the period December 27, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(i)	For the period June 20, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(j)	For the period July 17, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(k)	For the period October 07, 2019 (commencement of operations) to December 31, 2019 and January 1, 2020 to December 31, 2020.

(l)	For the period April 10, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(m)	For the period June 28, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(n)	For the period October 9, 2019 to December 31, 2019 and January 1, 2020 to December 31, 2020.

(o)	Formerly SAST SA Federated Corporate Bond Portfolio.

(p)	Formerly SAST SA Oppenheimer Main Street Large Cap Portfolio.

(q)	For the period January 1, 2019 to December 31, 2019 and January 1, 2020 to January 31, 2020 (cessation of operations).

(r)	For the period January 1, 2019 to December 31, 2019 and January 1, 2020 to April 24, 2020 (cessation of operations).

(s)	For the period July 13, 2020 to December 31, 2020.

(t)	For the period October 13, 2020 (commencement of operations) to December 31, 2020.

(u)	For the period May 26, 2020 to December 31, 2020.

(v)	For the period March 20, 2020 to December 31, 2020.

(w)	For the period September 21, 2020 to December 31, 2020.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company’s assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company

66

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2020 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2020, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to

67

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
Polaris America	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

68

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

69

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV

70

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex and Polaris Income Plus Daily Flex Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

71

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$5,250,663	$9,355,190
American Funds IS Asset Allocation Fund Class 3	1,576,743	4,390,955
American Funds IS Capital Income Builder Class 4	326,994	309,511
American Funds IS Global Growth Fund Class 2	8,648,372	32,488,940
American Funds IS Growth Fund Class 2	15,280,209	58,149,210
American Funds IS Growth Fund Class 3	7,636,483	37,456,753
American Funds IS Growth-Income Fund Class 2	19,350,059	46,398,880
American Funds IS Growth-Income Fund Class 3	7,804,757	23,243,605
American Funds IS High-Income Bond Fund Class 3	1,532,295	1,434,424
American Funds IS International Fund Class 3	383,774	3,149,041
American Funds IS Ultra-Short Bond Fund Class 3	2,561,249	1,439,278
American Funds IS US Government/AAA-Rated Securities Fund Class 3	2,789,644	1,812,866
AST SA BlackRock Multi-Asset Income Portfolio Class 1	13,042	13,104,669
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,392,345	52,087,019
AST SA PGI Asset Allocation Portfolio Class 1	5,303,948	12,428,042
AST SA PGI Asset Allocation Portfolio Class 2	834,828	1,687,330
AST SA PGI Asset Allocation Portfolio Class 3	5,474,921	7,469,997
AST SA Wellington Capital Appreciation Portfolio Class 1	51,775,551	72,807,521
AST SA Wellington Capital Appreciation Portfolio Class 2	7,612,846	10,859,631
AST SA Wellington Capital Appreciation Portfolio Class 3	154,476,102	146,176,455
AST SA Wellington Government and Quality Bond Portfolio Class 1	10,148,122	13,028,602
AST SA Wellington Government and Quality Bond Portfolio Class 2	4,320,554	4,070,769
AST SA Wellington Government and Quality Bond Portfolio Class 3	170,210,999	138,733,047
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	763,128	1,519,896
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	28,674,564	6,210,976
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	52,612	58,913
BlackRock Global Allocation V.I. Fund Class III	135,129	1,152,939
Columbia VP Asset Allocation Fund Class 1	7,508	716,284
Columbia VP Dividend Opportunity Fund Class 1	168,773	215,199
Columbia VP Emerging Markets Bond Fund Class 2	3,103	983
Columbia VP Income Opportunities Fund Class 1	912,039	1,723,985
Columbia VP Large Cap Growth Fund Class 1	433,586	4,612,566
Columbia VP Limited Duration Credit Fund Class 2	10,960	7,299
Columbia VP Loomis Sayles Growth Fund Class 1	3,556	258,195
Columbia VP Mid Cap Growth Opportunity Fund Class 1	5,323	99,172
Columbia VP Overseas Core Fund Class 2	241,464	150,607
Columbia VP Small Company Growth Fund Class 1	53,557	274,395
FTVIP Franklin Allocation VIP Fund Class 2	13,669,105	6,565,028
FTVIP Franklin Income VIP Fund Class 1	156,771	4,968
FTVIP Franklin Income VIP Fund Class 2	22,878,952	21,089,160
FTVIP Franklin Strategic Income VIP Fund Class 2	166,290	111,019
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	13,517	3,142
Goldman Sachs VIT Government Money Market Fund Institutional Shares	14,774,039	4,238,042
Goldman Sachs VIT Government Money Market Fund Service Shares	434,147,236	261,514,138
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	80,200	332,196
Invesco V.I. American Franchise Fund Series I	7,976	32
Invesco V.I. American Franchise Fund Series II	22,826,828	7,414,711
Invesco V.I. Balanced-Risk Allocation Fund Series II	229,025	275,472
Invesco V.I. Comstock Fund Series I	52,643	1,534
Invesco V.I. Comstock Fund Series II	52,519,090	49,055,228
Invesco V.I. Growth and Income Fund Series I	81,469	4,235
Invesco V.I. Growth and Income Fund Series II	52,646,611	66,372,702
Ivy VIP Asset Strategy Class II	25,127	20,051
Lord Abbett Bond Debenture Portfolio Class VC	434,001	516,990
Lord Abbett Fundamental Equity Portfolio Class VC	15,722	211,968
Lord Abbett Growth and Income Portfolio Class VC	17,205,709	24,311,076
Lord Abbett Mid Cap Stock Portfolio Class VC	498,485	1,514,420
Lord Abbett Short Duration Income Portfolio Class VC	1,733,896	1,007,643
Morgan Stanley VIF Global Infrastructure Portfolio Class II	191,842	554,522
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	85,376	310,152
PIMCO All Asset Portfolio Advisor Class	4,945	789
PIMCO Dynamic Bond Portfolio Advisor Class	666,118	289,841
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,426,425	824,363
PIMCO Total Return Portfolio Advisor Class	69,652,740	2,517,761
PIMCO Total Return Portfolio Institutional Class	290,149	20,653
PVC Core Plus Bond Account Class 1	1,123,319	1,113,169
PVC Diversified International Account Class 1	73,256	117,263
PVC Equity Income Account Class 1	536,020	1,659,633

72

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC Equity Income Account Class 2	$428,838	$1,098,505
PVC Government & High Quality Bond Account Class 1	744,448	528,466
PVC Large Cap Growth Account I Class 1	131,088	140,633
PVC MidCap Account Class 1	206,151	178,866
PVC MidCap Account Class 2	59,961	423,868
PVC Principal Capital Appreciation Account Class 1	646,763	1,393,391
PVC Principal Capital Appreciation Account Class 2	134,072	360,924
PVC Real Estate Securities Account Class 1	39,511	26,789
PVC Real Estate Securities Account Class 2	27,363	10,231
PVC SAM Balanced Portfolio Class 1	1,547,636	5,184,662
PVC SAM Balanced Portfolio Class 2	1,986,333	3,861,082
PVC SAM Conservative Balanced Portfolio Class 1	382,291	693,301
PVC SAM Conservative Balanced Portfolio Class 2	1,152,443	1,670,736
PVC SAM Conservative Growth Portfolio Class 1	830,496	1,458,265
PVC SAM Conservative Growth Portfolio Class 2	1,239,823	2,969,645
PVC SAM Flexible Income Portfolio Class 1	233,270	689,052
PVC SAM Flexible Income Portfolio Class 2	539,307	1,007,143
PVC SAM Strategic Growth Portfolio Class 1	1,561,299	1,811,808
PVC SAM Strategic Growth Portfolio Class 2	334,336	362,381
PVC Short-Term Income Account Class 1	280,548	229,166
PVC SmallCap Account Class 1	55,316	54,108
PVC SmallCap Account Class 2	31,721	92,289
SST SA Allocation Balanced Portfolio Class 1	108,903	1,497
SST SA Allocation Balanced Portfolio Class 3	32,668,834	22,331,127
SST SA Allocation Growth Portfolio Class 1	63,148	37,228
SST SA Allocation Growth Portfolio Class 3	38,240,134	16,971,559
SST SA Allocation Moderate Growth Portfolio Class 1	981	199,256
SST SA Allocation Moderate Growth Portfolio Class 3	19,851,611	26,652,502
SST SA Allocation Moderate Portfolio Class 1	-	1,760
SST SA Allocation Moderate Portfolio Class 3	18,304,924	26,125,338
SST SA Columbia Focused Value Portfolio Class 3	4,962	32,447
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	18,681	10,243
SST SA Multi-Managed International Equity Portfolio Class 3	12,953	77,805
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	395,187	49,466
SST SA Multi-Managed Large Cap Value Portfolio Class 3	88,893	64,843
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	9,336	233,648
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	23,678	53,847
SST SA Multi-Managed Small Cap Portfolio Class 3	14,994	34,100
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	1,905	27,223
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	10,583,727	7,741,829
SST SA T. Rowe Price Growth Stock Portfolio Class 3	144,202	215,448
SST SA Wellington Real Return Portfolio Class 1	20,016	11,896
SST SA Wellington Real Return Portfolio Class 3	53,726,247	60,432,478
SAST SA AB Growth Portfolio Class 1	45,205,679	70,739,823
SAST SA AB Growth Portfolio Class 2	5,562,170	8,075,843
SAST SA AB Growth Portfolio Class 3	82,582,327	79,062,667
SAST SA AB Small & Mid Cap Value Portfolio Class 1	198,384	14,472
SAST SA AB Small & Mid Cap Value Portfolio Class 2	546,786	1,160,014
SAST SA AB Small & Mid Cap Value Portfolio Class 3	63,839,599	87,385,835
SAST SA American Funds Asset Allocation Portfolio Class 1	2,130,422	132,721
SAST SA American Funds Asset Allocation Portfolio Class 3	198,993,860	73,665,171
SAST SA American Funds Global Growth Portfolio Class 1	238,055	6,784
SAST SA American Funds Global Growth Portfolio Class 3	42,970,327	81,822,944
SAST SA American Funds Growth Portfolio Class 1	461,882	76,839
SAST SA American Funds Growth Portfolio Class 3	135,646,663	110,647,725
SAST SA American Funds Growth-Income Portfolio Class 1	413,017	6,725
SAST SA American Funds Growth-Income Portfolio Class 3	77,469,935	41,019,272
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	115,276	12,431
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	121,726,962	161,930,878
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,637,347	2,157
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	949	329
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	47,310,339	59,204,689
SAST SA Columbia Technology Portfolio Class 1	3,450,323	3,460,687
SAST SA Columbia Technology Portfolio Class 2	755,041	1,160,118
SAST SA Columbia Technology Portfolio Class 3	43,030,174	26,548,190
SAST SA DFA Ultra Short Bond Portfolio Class 1	26,412,038	26,734,491
SAST SA DFA Ultra Short Bond Portfolio Class 2	5,558,305	6,185,836
SAST SA DFA Ultra Short Bond Portfolio Class 3	138,410,920	99,699,994
SAST SA Dogs of Wall Street Portfolio Class 1	3,946,987	4,292,807
SAST SA Dogs of Wall Street Portfolio Class 2	911,393	987,979
SAST SA Dogs of Wall Street Portfolio Class 3	49,643,329	20,167,302
SAST SA Emerging Markets Equity Index Portfolio Class 1	32,517	2,762
SAST SA Emerging Markets Equity Index Portfolio Class 3	3,286,513	1,260,248

73

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	$4,727,800	$7,545,291
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	1,933,990	3,039,405
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	162,671,524	99,758,735
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	147,454	6,611
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	1,815,175	266,579
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,377,607	3,143,703
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	516,837	665,572
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	29,092,508	20,428,486
SAST SA Fixed Income Index Portfolio Class 3	36,999,433	8,411,165
SAST SA Fixed Income Intermediate Index Portfolio Class 3	22,814,620	13,470,480
SAST SA Franklin Small Company Value Portfolio Class 3	33,799,072	37,643,667
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	1,552,253	155,782
SAST SA Global Index Allocation 60/40 Portfolio Class 1	115,568	500
SAST SA Global Index Allocation 60/40 Portfolio Class 3	16,773,270	2,249,620
SAST SA Global Index Allocation 75/25 Portfolio Class 1	41,484	4,359
SAST SA Global Index Allocation 75/25 Portfolio Class 3	12,476,814	3,364,826
SAST SA Global Index Allocation 90/10 Portfolio Class 1	1,569,560	60,537
SAST SA Global Index Allocation 90/10 Portfolio Class 3	34,088,332	11,740,586
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,764,937	2,988,973
SAST SA Goldman Sachs Global Bond Portfolio Class 2	298,358	856,466
SAST SA Goldman Sachs Global Bond Portfolio Class 3	44,104,738	48,652,836
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	225	721
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	4,933,023	3,024,687
SAST SA Index Allocation 60/40 Portfolio Class 1	348,765	3,496
SAST SA Index Allocation 60/40 Portfolio Class 3	34,578,131	11,056,096
SAST SA Index Allocation 80/20 Portfolio Class 1	407,877	56,773
SAST SA Index Allocation 80/20 Portfolio Class 3	40,466,934	14,317,772
SAST SA Index Allocation 90/10 Portfolio Class 1	1,352,078	110,741
SAST SA Index Allocation 90/10 Portfolio Class 3	123,050,267	41,626,179
SAST SA International Index Portfolio Class 1	41,857	7,551
SAST SA International Index Portfolio Class 3	6,939,057	2,010,747
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,558,073	1,718,732
SAST SA Invesco Growth Opportunities Portfolio Class 2	555,380	562,629
SAST SA Invesco Growth Opportunities Portfolio Class 3	24,339,610	53,362,885
SAST SA Invesco Main Street Large Cap Portfolio Class 1	2,156,460	3,795,091
SAST SA Invesco Main Street Large Cap Portfolio Class 2	351,267	329,134
SAST SA Invesco Main Street Large Cap Portfolio Class 3	12,114,538	9,965,926
SAST SA Invesco VCP Equity-Income Portfolio Class 1	125,444	7,012
SAST SA Invesco VCP Equity-Income Portfolio Class 3	149,204,329	147,912,524
SAST SA Janus Focused Growth Portfolio Class 1	1,765,915	3,151,191
SAST SA Janus Focused Growth Portfolio Class 2	803,909	1,207,794
SAST SA Janus Focused Growth Portfolio Class 3	29,216,978	28,310,528
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,556,234	7,740,750
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,906,413	1,752,352
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	27,095,255	26,032,226
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,119,755	3,113,557
SAST SA JPMorgan Emerging Markets Portfolio Class 2	157,132	290,827
SAST SA JPMorgan Emerging Markets Portfolio Class 3	15,485,319	24,975,363
SAST SA JPMorgan Equity-Income Portfolio Class 1	12,556,531	14,888,579
SAST SA JPMorgan Equity-Income Portfolio Class 2	1,320,726	1,582,417
SAST SA JPMorgan Equity-Income Portfolio Class 3	36,204,979	18,349,764
SAST SA JPMorgan Global Equities Portfolio Class 1	2,319,567	5,497,414
SAST SA JPMorgan Global Equities Portfolio Class 2	205,395	782,297
SAST SA JPMorgan Global Equities Portfolio Class 3	7,320,738	5,339,646
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	5,898,297	6,607,078
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	1,976,979	1,737,527
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	154,419,645	139,244,686
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	6,915,371	6,968,721
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	2,435,431	2,608,472
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	43,918,593	34,270,720
SAST SA Large Cap Growth Index Portfolio Class 1	90,503	143,878
SAST SA Large Cap Growth Index Portfolio Class 3	8,105,378	2,556,717
SAST SA Large Cap Index Portfolio Class 1	1,124,823	5,888
SAST SA Large Cap Index Portfolio Class 3	14,291,348	6,968,298
SAST SA Large Cap Value Index Portfolio Class 1	121,435	4,486
SAST SA Large Cap Value Index Portfolio Class 3	7,168,815	1,385,289
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	26,558,724	40,105,528
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	5,141,574	5,021,656
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	66,060,627	46,988,397
SAST SA Legg Mason Tactical Opportunities Class 1	1,819	1,165
SAST SA Legg Mason Tactical Opportunities Class 3	10,669,573	2,675,475
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,704,493	1,471,513
SAST SA MFS Blue Chip Growth Portfolio Class 2	505,818	605,387
SAST SA MFS Blue Chip Growth Portfolio Class 3	22,034,970	25,450,838
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	4,687,631	6,448,871

74

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	$768,772	$1,345,861
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	32,434,885	40,133,222
SAST SA MFS Total Return Portfolio Class 1	7,663,343	14,435,975
SAST SA MFS Total Return Portfolio Class 2	1,805,281	2,962,172
SAST SA MFS Total Return Portfolio Class 3	30,700,193	26,204,125
SAST SA Mid Cap Index Portfolio Class 1	42,184	3,057
SAST SA Mid Cap Index Portfolio Class 3	9,810,198	2,802,238
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,106	3,831,876
SAST SA Morgan Stanley International Equities Portfolio Class 2	506,074	1,332,619
SAST SA Morgan Stanley International Equities Portfolio Class 3	11,942,484	14,844,024
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	101,971,584	136,708,053
SAST SA PineBridge High-Yield Bond Portfolio Class 1	16,699,959	19,093,488
SAST SA PineBridge High-Yield Bond Portfolio Class 2	773,515	1,433,560
SAST SA PineBridge High-Yield Bond Portfolio Class 3	28,922,002	35,239,020
SAST SA Putnam International Growth and Income Portfolio Class 1	1,167,701	3,140,887
SAST SA Putnam International Growth and Income Portfolio Class 2	261,920	477,018
SAST SA Putnam International Growth and Income Portfolio Class 3	10,831,986	15,220,704
SAST SA Schroders VCP Global Allocation Portfolio Class 1	32,106	8,008
SAST SA Schroders VCP Global Allocation Portfolio Class 3	41,597,471	55,597,812
SAST SA Small Cap Index Portfolio Class 1	12,785	3,162
SAST SA Small Cap Index Portfolio Class 3	8,605,933	2,335,207
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	146,976	22,796
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	81,767,402	14,996,967
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	3,201	1,691
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	126,764,360	170,919,815
SAST SA Templeton Foreign Value Portfolio Class 1	41,948	76
SAST SA Templeton Foreign Value Portfolio Class 2	980,028	1,032,978
SAST SA Templeton Foreign Value Portfolio Class 3	48,438,037	42,245,213
SAST SA VCP Dynamic Allocation Portfolio Class 1	75,032	44,625
SAST SA VCP Dynamic Allocation Portfolio Class 3	664,277,830	1,119,169,476
SAST SA VCP Dynamic Strategy Portfolio Class 1	13,714	42,157
SAST SA VCP Dynamic Strategy Portfolio Class 3	376,910,480	669,020,987
SAST SA VCP Index Allocation Portfolio Class 1	61,245	359
SAST SA VCP Index Allocation Portfolio Class 3	86,872,518	65,418,647
SAST SA WellsCap Aggressive Growth Portfolio Class 1	4,213,173	5,026,600
SAST SA WellsCap Aggressive Growth Portfolio Class 2	447,539	535,345
SAST SA WellsCap Aggressive Growth Portfolio Class 3	23,285,275	14,656,548
VALIC Company I International Equities Index Fund	431,675	763,811
VALIC Company I International Socially Responsible Fund	148,372	17,063
VALIC Company I Mid Cap Index Fund	587,700	445,993
VALIC Company I Nasdaq-100 Index Fund	717,038	1,062,509
VALIC Company I Small Cap Index Fund	560,706	735,352
VALIC Company I Stock Index Fund	1,646,187	2,335,607

75

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2020, follows:

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	1,664,820	33.51	35.07	58,193,929	1.56	1.52	1.77	10.48	10.76
American Funds IS Asset Allocation Fund Class 3	303,529	105.30	107.77	32,680,405	1.59	1.30	1.40	10.94	11.05
American Funds IS Capital Income Builder Class 4	250,888	11.30	12.11	3,027,097	2.39	1.10	1.70	2.36	2.98
American Funds IS Global Growth Fund Class 2	3,068,491	61.02	66.26	201,838,643	0.32	1.52	1.97	27.92	28.50
American Funds IS Growth Fund Class 2	4,454,709	74.29	80.64	356,447,043	0.30	1.52	1.97	49.12	49.79
American Funds IS Growth Fund Class 3	368,188	740.45	757.81	278,777,631	0.35	1.30	1.40	50.08	50.23
American Funds IS Growth-Income Fund Class 2	5,925,728	43.03	46.74	274,750,351	1.23	1.52	1.97	11.33	11.83
American Funds IS Growth-Income Fund Class 3	434,298	346.36	354.48	153,747,600	1.28	1.30	1.40	12.03	12.14
American Funds IS High-Income Bond Fund Class 3	81,361	119.39	122.18	9,934,575	8.03	1.30	1.40	6.43	6.54
American Funds IS International Fund Class 3	288,634	83.77	85.74	24,715,792	0.63	1.30	1.40	12.41	12.52
American Funds IS Ultra-Short Bond Fund Class 3	219,773	19.13	19.58	4,302,394	0.22	1.30	1.40	-1.26	-1.16
American Funds IS US Government/AAA-Rated Securities Fund Class 3	226,242	44.51	45.55	10,298,390	2.00	1.30	1.40	8.39	8.49
AST SA BlackRock Multi-Asset Income Portfolio Class 1	-	11.36	56.72	-	0.00	0.40	1.40	-0.11	-0.03
AST SA BlackRock Multi-Asset Income Portfolio Class 3	-	10.93	12.10	-	0.00	1.00	1.90	-0.16	-0.08
AST SA PGI Asset Allocation Portfolio Class 1	1,600,216	50.71	53.26	85,200,999	2.37	1.52	1.77	7.97	8.24
AST SA PGI Asset Allocation Portfolio Class 2	224,818	47.53	51.75	11,490,791	2.23	1.52	1.97	7.59	8.08
AST SA PGI Asset Allocation Portfolio Class 3	1,574,827	16.45	19.35	43,397,674	2.21	1.00	2.30	7.15	8.55
AST SA Wellington Capital Appreciation Portfolio Class 1	1,871,273	20.04	65.89	510,908,666	0.00	0.40	1.77	61.65	63.88
AST SA Wellington Capital Appreciation Portfolio Class 2	259,140	231.56	254.28	63,951,978	0.00	1.40	1.97	61.08	62.00
AST SA Wellington Capital Appreciation Portfolio Class 3	7,342,843	38.71	55.66	653,285,491	0.00	1.00	2.30	60.39	62.49
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,550,102	11.66	15.38	66,157,852	2.04	0.40	1.77	5.23	6.68
AST SA Wellington Government and Quality Bond Portfolio Class 2	996,407	21.18	23.05	22,783,188	1.90	1.52	1.97	4.84	5.31
AST SA Wellington Government and Quality Bond Portfolio Class 3	30,405,044	11.32	12.04	491,521,902	1.77	1.00	2.30	4.45	5.81
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	186,983	14.42	84.25	15,598,325	1.03	0.40	1.40	16.48	17.65
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,287,566	13.86	14.28	74,574,145	0.87	1.00	1.70	15.81	16.63
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	40,807	13.37	14.50	582,129	1.35	1.10	1.70	12.42	13.10
BlackRock Global Allocation V.I. Fund Class III	107,285	13.21	14.25	1,494,067	0.91	1.10	1.70	18.67	19.39
Columbia VP Asset Allocation Fund Class 1	-	18.87	19.78	-	0.16	1.52	1.77	-6.97	-6.90
Columbia VP Dividend Opportunity Fund Class 1	78,656	20.67	21.73	1,699,543	0.00	1.52	1.77	-0.63	-0.38
Columbia VP Emerging Markets Bond Fund Class 2	7,223	11.78	12.19	88,055	3.11	1.10	1.70	5.36	5.99
Columbia VP Income Opportunities Fund Class 1	281,445	26.63	29.67	8,171,514	4.35	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	1,163,971	21.67	22.18	25,693,081	0.00	1.52	2.02	32.04	32.70
Columbia VP Limited Duration Credit Fund Class 2	24,098	10.59	10.95	263,707	2.47	1.10	1.70	3.79	4.42
Columbia VP Loomis Sayles Growth Fund Class 1	97,285	21.93	22.19	2,155,838	0.00	1.52	1.77	29.62	29.94
Columbia VP Mid Cap Growth Opportunity Fund Class 1	12,882	30.51	34.36	432,516	0.00	1.52	1.77	33.05	33.38
Columbia VP Overseas Core Fund Class 2	114,046	13.01	13.16	1,499,250	1.25	1.52	1.77	6.92	7.18
Columbia VP Small Company Growth Fund Class 1	20,767	50.92	53.55	1,103,108	0.00	1.52	1.77	68.13	68.55
FTVIP Franklin Allocation VIP Fund Class 2	2,389,334	14.88	15.16	39,396,348	1.40	1.00	2.30	9.20	10.63
FTVIP Franklin Income VIP Fund Class 1	90,750	11.19	11.23	1,015,682	5.13	0.40	0.55	0.42	0.57
FTVIP Franklin Income VIP Fund Class 2	7,530,647	13.26	14.45	121,158,096	5.35	1.00	2.30	-1.60	-0.31
FTVIP Franklin Strategic Income VIP Fund Class 2	85,142	10.55	10.94	917,225	4.28	1.10	1.70	1.69	2.30
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	6,317	11.06	11.81	74,316	0.25	1.10	1.35	2.72	2.97
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,201,353	9.91	10.35	11,946,893	0.65	0.40	1.52	-1.09	0.03
Goldman Sachs VIT Government Money Market Fund Service Shares	26,453,917	9.43	9.95	259,222,008	0.20	1.00	2.15	-1.87	-0.73
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	63,076	9.55	9.91	621,809	1.38	1.10	1.40	5.10	5.41
Invesco V.I. American Franchise Fund Series I	517		17.57	9,081	0.06		0.80		22.50
Invesco V.I. American Franchise Fund Series II	1,365,782	31.28	37.06	55,417,796	0.00	1.00	2.30	38.77	40.58
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,581	11.95	13.14	968,552	6.98	1.10	1.70	8.14	8.79
Invesco V.I. Comstock Fund Series I	6,751	10.78	10.83	73,083	2.94	0.40	0.55	-1.40	-1.25
Invesco V.I. Comstock Fund Series II	12,505,470	16.18	17.81	277,403,438	2.01	1.00	2.30	-3.34	-2.07
Invesco V.I. Growth and Income Fund Series I	87,576		11.02	964,744	1.94		0.55		1.53
Invesco V.I. Growth and Income Fund Series II	15,286,270	16.50	18.31	370,253,885	1.82	1.10	2.30	-0.47	0.74
Ivy VIP Asset Strategy Class II	35,867	12.06	12.90	455,677	1.90	1.10	1.70	11.96	12.63
Lord Abbett Bond Debenture Portfolio Class VC	112,970	12.22	13.21	1,479,572	3.52	1.10	1.70	5.50	6.13
Lord Abbett Fundamental Equity Portfolio Class VC	9,660	13.18	13.84	132,130	0.61	1.10	1.40	0.36	0.66
Lord Abbett Growth and Income Portfolio Class VC	7,895,869	11.72	16.28	165,768,678	1.55	0.55	2.30	0.36	2.13
Lord Abbett Mid Cap Stock Portfolio Class VC	505,487	23.01	24.11	12,150,405	0.93	1.52	1.77	0.70	0.95
Lord Abbett Short Duration Income Portfolio Class VC	253,267	10.44	10.85	2,732,661	3.05	1.10	1.70	1.39	2.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	67,373	11.18	12.25	814,429	1.51	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	64,828	10.75	10.91	703,308	0.66	1.10	1.40	6.75	7.07
PIMCO All Asset Portfolio Advisor Class	4,794		12.01	57,582	4.39		1.10		6.73
PIMCO Dynamic Bond Portfolio Advisor Class	125,126	10.78	11.16	1,388,728	2.45	1.10	1.70	2.94	3.56
PIMCO Emerging Markets Bond Portfolio Advisor Class	105,657	10.83	12.19	1,189,174	4.59	1.00	1.70	4.80	5.54

76

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PIMCO Total Return Portfolio Advisor Class	6,868,938	10.51	10.75	73,446,615	1.55	1.00	1.95	6.44	7.46
PIMCO Total Return Portfolio Institutional Class	26,993	10.73	10.87	290,528	2.34	0.40	0.55	8.21	8.38
PVC Core Plus Bond Account Class 1	455,292	11.03	11.13	5,057,627	3.54	1.40	1.95	7.44	8.03
PVC Diversified International Account Class 1	106,354	9.17	10.58	1,079,805	2.37	1.40	1.95	13.92	14.55
PVC Equity Income Account Class 1	435,552	23.33	25.22	10,882,228	1.71	1.40	1.80	4.53	4.95
PVC Equity Income Account Class 2	295,133	21.58	22.53	6,733,920	1.54	1.52	1.95	4.10	4.55
PVC Government & High Quality Bond Account Class 1	282,646	7.91	9.21	2,474,440	2.78	1.40	1.95	0.88	1.44
PVC Large Cap Growth Account I Class 1	95,013	15.21	15.35	1,455,002	0.02	1.40	1.95	33.57	34.31
PVC MidCap Account Class 1	52,921	37.23	40.21	2,085,728	0.65	1.40	1.80	16.22	16.69
PVC MidCap Account Class 2	18,000	34.39	37.13	659,919	0.36	1.55	1.95	15.79	16.25
PVC Principal Capital Appreciation Account Class 1	278,917	36.19	39.12	10,837,920	1.18	1.40	1.80	16.60	17.07
PVC Principal Capital Appreciation Account Class 2	62,874	33.40	36.05	2,252,487	1.03	1.55	1.95	16.15	16.62
PVC Real Estate Securities Account Class 1	10,078	37.49	40.36	405,433	1.78	1.40	1.80	-5.15	-4.76
PVC Real Estate Securities Account Class 2	6,441	36.85	38.24	244,619	1.66	1.55	1.70	-5.27	-5.13
PVC SAM Balanced Portfolio Class 1	1,302,596	19.34	20.90	26,485,143	1.98	1.40	1.80	9.29	9.73
PVC SAM Balanced Portfolio Class 2	1,270,029	17.96	19.51	24,415,780	1.84	1.52	1.95	8.81	9.28
PVC SAM Conservative Balanced Portfolio Class 1	189,867	12.69	13.70	2,546,620	2.19	1.40	1.80	7.65	8.08
PVC SAM Conservative Balanced Portfolio Class 2	219,560	11.79	17.83	2,793,092	2.10	1.52	1.95	7.14	7.60
PVC SAM Conservative Growth Portfolio Class 1	600,125	21.78	23.53	13,693,181	1.77	1.40	1.80	10.94	11.38
PVC SAM Conservative Growth Portfolio Class 2	605,780	20.17	21.85	13,035,949	1.49	1.52	1.95	10.51	10.98
PVC SAM Flexible Income Portfolio Class 1	328,642	13.62	14.73	4,694,975	2.61	1.40	1.80	5.36	5.78
PVC SAM Flexible Income Portfolio Class 2	362,217	12.67	16.91	4,934,327	2.46	1.52	1.95	4.96	5.41
PVC SAM Strategic Growth Portfolio Class 1	119,403	24.89	26.85	3,146,040	1.86	1.40	1.80	13.34	13.80
PVC SAM Strategic Growth Portfolio Class 2	238,354	23.05	25.06	5,830,863	1.46	1.52	1.95	12.91	13.40
PVC Short-Term Income Account Class 1	250,572	7.18	8.27	1,957,168	2.09	1.40	1.95	1.37	1.93
PVC SmallCap Account Class 1	31,376	17.61	19.01	576,385	0.42	1.40	1.80	20.02	20.50
PVC SmallCap Account Class 2	18,348	16.32	17.57	320,763	0.23	1.55	1.95	19.52	20.00
SST SA Allocation Balanced Portfolio Class 1	10,117	13.40	13.48	135,825	2.27	0.40	0.55	11.47	11.64
SST SA Allocation Balanced Portfolio Class 3	8,427,305	12.74	16.69	156,545,351	1.17	1.00	2.30	9.27	10.70
SST SA Allocation Growth Portfolio Class 1	14,558	15.10	15.19	219,999	0.00	0.40	0.55	15.85	16.03
SST SA Allocation Growth Portfolio Class 3	8,907,902	14.17	20.52	197,933,477	0.00	1.00	2.02	13.80	14.96
SST SA Allocation Moderate Growth Portfolio Class 1	17,190	14.50	14.58	250,466	0.00	0.40	0.55	14.48	14.65
SST SA Allocation Moderate Growth Portfolio Class 3	11,675,682	13.65	18.12	234,850,916	0.00	1.00	2.30	12.11	13.58
SST SA Allocation Moderate Portfolio Class 1	8,101		14.17	114,824	0.00		0.40		13.36
SST SA Allocation Moderate Portfolio Class 3	10,159,848	13.32	17.70	199,776,578	0.00	1.00	2.30	11.06	12.51
SST SA Columbia Focused Value Portfolio Class 3	8,920	14.61	16.09	141,815	0.00	1.10	1.70	5.54	6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,098	11.03	11.69	173,797	0.00	1.10	1.70	5.76	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	35,865	12.73	12.78	456,535	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,601	22.17	25.49	664,303	0.00	1.10	1.70	45.95	46.83
SST SA Multi-Managed Large Cap Value Portfolio Class 3	15,246	13.35	14.03	207,849	0.00	1.10	1.40	-0.15	0.15
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	14,125	22.52	24.28	331,912	0.00	1.10	1.40	41.11	41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	24,148	13.06	14.01	331,011	0.00	1.10	1.40	3.98	4.29
SST SA Multi-Managed Small Cap Portfolio Class 3	16,366	13.19	15.34	248,212	0.00	1.10	1.70	10.00	10.66
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,048	14.33	14.41	258,736	0.00	0.40	0.55	13.44	13.61
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,494,623	14.15	14.74	79,970,194	0.00	1.00	1.95	11.57	12.64
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,399	23.67	25.11	550,862	0.00	1.10	1.40	34.27	34.67
SST SA Wellington Real Return Portfolio Class 1	7,982	11.19	11.37	89,914	0.00	0.40	0.80	6.19	6.61
SST SA Wellington Real Return Portfolio Class 3	22,973,892	10.94	11.06	281,243,517	0.00	1.00	2.30	4.36	5.72
SAST SA AB Growth Portfolio Class 1	8,043,668	17.95	37.24	484,973,886	0.00	0.40	1.77	33.24	35.08
SAST SA AB Growth Portfolio Class 2	418,214	127.31	142.41	57,309,849	0.00	1.40	1.97	32.80	33.56
SAST SA AB Growth Portfolio Class 3	5,983,240	35.51	39.94	434,336,876	0.00	1.00	2.30	32.21	33.94
SAST SA AB Small & Mid Cap Value Portfolio Class 1	24,670	10.53	10.57	260,448	0.95	0.40	0.55	3.69	3.85
SAST SA AB Small & Mid Cap Value Portfolio Class 2	249,091	36.92	40.12	9,905,755	0.51	1.52	1.97	2.05	2.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,530,631	16.22	21.45	339,970,634	0.51	1.00	2.30	1.61	2.94
SAST SA American Funds Asset Allocation Portfolio Class 1	499,737	14.37	14.46	7,205,548	0.00	0.40	0.55	11.78	11.95
SAST SA American Funds Asset Allocation Portfolio Class 3	58,948,212	17.58	19.72	1,315,299,702	0.00	1.00	2.30	9.59	11.02
SAST SA American Funds Global Growth Portfolio Class 1	22,995	15.43	15.49	355,503	0.33	0.40	0.55	29.77	29.96
SAST SA American Funds Global Growth Portfolio Class 3	12,379,344	24.20	28.70	390,560,649	0.05	1.00	2.30	27.13	28.79
SAST SA American Funds Growth Portfolio Class 1	37,847	18.48	18.67	703,646	1.24	0.40	0.80	50.88	51.48
SAST SA American Funds Growth Portfolio Class 3	12,378,564	33.38	36.78	505,024,430	0.74	1.00	2.30	48.27	50.21
SAST SA American Funds Growth-Income Portfolio Class 1	42,180	13.35	13.50	566,945	2.37	0.40	0.80	12.56	13.02
SAST SA American Funds Growth-Income Portfolio Class 3	11,193,282	22.50	23.82	294,885,882	1.56	1.00	2.30	10.67	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	18,777	13.56	13.64	255,238	0.00	0.40	0.55	8.97	9.14
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	110,809,630	12.81	15.29	1,831,250,710	0.00	1.00	2.30	6.83	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	252,549	10.64	10.65	2,687,779	0.38	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,262	12.41	12.53	15,820	0.07	0.55	0.80	4.97	5.24
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	56,577,810	11.83	12.20	718,600,536	0.04	1.00	2.15	3.26	4.45
SAST SA Columbia Technology Portfolio Class 1	1,654,996	11.56	20.44	20,114,667	0.44	0.40	1.77	43.18	45.16
SAST SA Columbia Technology Portfolio Class 2	576,835	11.24	12.09	6,740,171	0.35	1.40	1.80	43.01	43.58
SAST SA Columbia Technology Portfolio Class 3	3,189,175	47.12	47.72	100,654,514	0.38	1.00	2.30	42.22	44.08
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,235,611	10.14	11.24	26,367,723	1.60	0.80	1.77	-1.55	-0.59
SAST SA DFA Ultra Short Bond Portfolio Class 2	810,084	10.57	11.48	9,250,346	1.51	1.52	1.97	-1.89	-1.44
SAST SA DFA Ultra Short Bond Portfolio Class 3	20,099,544	7.68	9.46	186,228,871	1.61	1.00	2.30	-2.16	-0.88

77

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Dogs of Wall Street Portfolio Class 1	654,164	13.75	37.66	25,471,589	2.01	0.40	1.77	5.62	7.08
SAST SA Dogs of Wall Street Portfolio Class 2	142,746	35.51	38.54	5,455,665	1.89	1.52	1.97	5.24	5.72
SAST SA Dogs of Wall Street Portfolio Class 3	4,220,974	21.58	29.11	140,064,294	2.05	1.00	2.30	4.78	6.15
SAST SA Emerging Markets Equity Index Portfolio Class 1	4,612	11.79	11.84	54,440	2.90	0.40	0.55	16.49	16.66
SAST SA Emerging Markets Equity Index Portfolio Class 3	432,633	11.36	11.57	4,965,623	2.21	1.00	1.70	14.91	15.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,528,690	12.68	34.58	54,423,746	3.82	0.40	1.77	7.11	8.59
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	496,567	32.50	35.35	17,417,780	3.65	1.52	1.97	6.73	7.21
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	28,553,812	13.29	18.14	669,007,576	3.66	1.00	2.30	6.28	7.67
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	16,203	13.53	13.62	220,030	0.28	0.40	0.80	21.65	22.14
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	218,419	13.32	13.44	2,923,039	0.22	1.00	1.55	20.47	21.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	404,338	12.34	39.81	16,881,043	1.72	0.40	1.77	-2.84	-1.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	104,429	37.44	40.69	4,197,208	1.62	1.52	1.97	-3.14	-2.70
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,232,081	12.88	14.16	149,769,614	1.58	1.00	2.30	-3.62	-2.36
SAST SA Fixed Income Index Portfolio Class 3	4,513,294	11.08	11.37	50,853,686	2.61	1.00	1.80	6.50	7.35
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,589,661	10.56	10.84	27,805,299	2.34	1.00	1.80	4.00	4.83
SAST SA Franklin Small Company Value Portfolio Class 3	7,145,579	16.79	19.21	145,226,411	0.94	1.00	2.30	2.58	3.93
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	148,983	11.69	11.74	1,746,447	2.30	1.15	1.55	8.04	8.47
SAST SA Global Index Allocation 60/40 Portfolio Class 1	10,023		12.33	123,562	1.51		0.40		11.33
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,216,976	11.83	12.05	50,439,709	1.65	1.00	1.70	9.58	10.35
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,770		12.37	108,504	1.82		0.55		11.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,722,086	11.84	12.14	44,860,171	1.40	1.00	1.95	10.05	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 1	232,434	12.27	12.41	2,879,426	0.00	0.40	0.80	11.57	12.01
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,172,789	11.90	12.12	170,618,894	0.00	1.00	1.70	10.27	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	803,649	12.16	15.82	20,210,493	0.61	0.40	1.77	9.88	11.39
SAST SA Goldman Sachs Global Bond Portfolio Class 2	201,256	22.65	24.58	4,905,058	0.44	1.52	1.97	9.42	9.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,480,643	11.17	12.41	223,898,433	0.37	1.00	2.30	9.02	10.44
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	601		12.42	7,466	0.32		0.40		11.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,812,483	11.72	12.09	21,698,611	0.16	1.00	1.95	9.09	10.13
SAST SA Index Allocation 60/40 Portfolio Class 1	28,243		14.18	400,576	2.54		0.55		13.06
SAST SA Index Allocation 60/40 Portfolio Class 3	10,780,791	13.43	13.80	147,252,762	1.39	1.00	1.70	11.57	12.36
SAST SA Index Allocation 80/20 Portfolio Class 1	159,038	14.75	14.98	2,372,599	0.00	0.40	0.80	13.75	14.21
SAST SA Index Allocation 80/20 Portfolio Class 3	18,624,911	13.97	14.50	267,057,432	0.00	1.00	1.95	12.22	13.29
SAST SA Index Allocation 90/10 Portfolio Class 1	298,279	15.05	15.29	4,527,135	0.00	0.40	0.80	13.80	14.25
SAST SA Index Allocation 90/10 Portfolio Class 3	52,322,336	14.26	14.79	765,969,462	0.00	1.00	1.95	12.26	13.33
SAST SA International Index Portfolio Class 1	93,663		10.98	1,028,607	2.02		0.55		6.99
SAST SA International Index Portfolio Class 3	882,464	10.92	11.17	9,744,596	2.52	1.00	1.70	5.55	6.29
SAST SA Invesco Growth Opportunities Portfolio Class 1	509,607	18.17	20.24	10,816,323	0.00	0.40	1.77	53.09	55.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	201,567	19.01	20.70	4,135,294	0.00	1.52	1.97	52.63	53.32
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,563,326	27.99	35.61	128,988,059	0.00	1.00	2.30	51.88	53.87
SAST SA Invesco Main Street Large Cap Portfolio Class 1	510,443	47.86	50.33	25,650,907	0.99	1.52	1.77	11.39	11.67
SAST SA Invesco Main Street Large Cap Portfolio Class 2	77,147	44.93	48.91	3,746,158	0.86	1.52	1.97	11.00	11.50
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,031,409	21.46	23.06	62,535,157	0.79	1.00	2.30	10.57	12.02
SAST SA Invesco VCP Equity-Income Portfolio Class 1	31,371	11.14	11.21	351,520	0.12	0.40	0.55	-1.35	-1.20
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,993,411	10.73	12.52	1,248,460,253	0.07	1.00	2.15	-3.25	-2.13
SAST SA Janus Focused Growth Portfolio Class 1	398,640	18.11	39.25	16,341,404	0.07	0.40	1.77	36.56	38.44
SAST SA Janus Focused Growth Portfolio Class 2	278,324	38.25	40.08	11,052,230	0.00	1.52	1.77	36.35	36.69
SAST SA Janus Focused Growth Portfolio Class 3	3,357,743	28.20	32.88	124,859,828	0.00	1.00	2.30	35.45	37.22
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,462,725	13.88	18.30	48,818,655	2.02	0.40	1.77	12.33	13.88
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	355,743	30.50	33.14	11,702,420	1.99	1.52	1.97	11.98	12.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,985,288	16.88	19.18	160,520,047	1.89	1.00	2.30	11.44	12.90
SAST SA JPMorgan Emerging Markets Portfolio Class 1	781,896	11.39	23.27	18,907,131	1.63	0.40	1.77	14.36	15.94
SAST SA JPMorgan Emerging Markets Portfolio Class 2	141,152	21.87	23.78	3,327,141	1.59	1.52	1.97	14.04	14.55
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,235,251	12.61	13.14	109,265,509	1.55	1.00	2.30	13.47	14.95
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,653,085	12.69	21.75	115,656,661	1.86	0.40	1.77	1.41	2.80
SAST SA JPMorgan Equity-Income Portfolio Class 2	137,898	64.23	69.95	9,529,882	1.70	1.52	1.97	1.04	1.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,449,884	19.59	21.08	147,195,917	1.79	1.00	2.30	0.60	1.92
SAST SA JPMorgan Global Equities Portfolio Class 1	947,103	11.52	36.24	35,885,305	1.34	0.40	1.77	7.84	9.33
SAST SA JPMorgan Global Equities Portfolio Class 2	86,303	34.17	37.98	3,189,923	1.14	1.40	1.97	7.52	8.13
SAST SA JPMorgan Global Equities Portfolio Class 3	1,538,089	15.29	16.18	31,928,957	1.20	1.00	2.30	7.07	8.47
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,324,035	12.05	31.69	43,561,320	2.62	0.40	1.77	6.47	7.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	255,345	30.77	32.30	8,179,522	2.57	1.52	1.77	6.35	6.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,871,230	11.59	14.18	679,970,837	2.31	1.00	2.30	5.75	7.13
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,094,902	19.06	26.96	51,180,962	0.16	0.40	1.77	45.94	47.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	422,969	42.44	47.35	19,320,337	0.04	1.40	1.97	45.42	46.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,420,184	31.93	41.89	156,629,503	0.00	1.00	2.30	44.82	46.71
SAST SA Large Cap Growth Index Portfolio Class 1	42,752		16.52	706,297	1.29		0.55		31.80
SAST SA Large Cap Growth Index Portfolio Class 3	827,622	15.92	16.22	13,324,788	1.17	1.00	1.70	29.97	30.88
SAST SA Large Cap Index Portfolio Class 1	90,768		15.10	1,370,570	1.40		0.80		25.98
SAST SA Large Cap Index Portfolio Class 3	2,018,436	14.55	14.88	29,679,013	1.48	1.00	1.70	15.75	16.56
SAST SA Large Cap Value Index Portfolio Class 1	39,742		12.34	490,352	1.93		0.55		0.80
SAST SA Large Cap Value Index Portfolio Class 3	858,020	11.89	12.11	10,311,984	2.31	1.00	1.70	-0.59	0.11

78

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	3,846,631	11.43	24.76	287,806,375	1.83	0.40	1.77	-3.00	-1.66
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	565,642	67.29	75.15	41,053,801	1.70	1.40	1.97	-3.36	-2.81
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	10,197,041	17.53	18.38	353,274,697	1.69	1.00	2.30	-3.78	-2.52
SAST SA Legg Mason Tactical Opportunities Class 1	2,934	12.29	12.35	36,114	1.32	0.40	0.55	7.86	8.02
SAST SA Legg Mason Tactical Opportunities Class 3	4,343,112	11.75	12.02	51,712,492	1.21	1.00	1.70	6.42	7.17
SAST SA MFS Blue Chip Growth Portfolio Class 1	486,334	16.02	19.09	9,800,833	0.58	0.55	1.77	28.39	29.97
SAST SA MFS Blue Chip Growth Portfolio Class 2	189,687	18.62	19.55	3,672,812	0.43	1.52	1.77	28.18	28.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,956,011	27.60	29.31	107,426,719	0.35	1.00	2.30	27.35	29.01
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	738,301	28.55	65.42	48,040,815	0.63	1.52	1.77	12.33	12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	125,446	58.71	63.63	7,917,379	0.46	1.52	1.97	11.91	12.41
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,329,480	22.09	26.17	227,162,662	0.39	1.00	2.30	11.44	12.90
SAST SA MFS Total Return Portfolio Class 1	1,987,685	13.52	23.69	103,562,085	1.87	0.40	1.77	7.68	9.16
SAST SA MFS Total Return Portfolio Class 2	443,751	47.70	51.86	22,739,885	1.72	1.52	1.97	7.28	7.76
SAST SA MFS Total Return Portfolio Class 3	7,074,620	16.04	17.69	196,539,083	1.70	1.00	2.30	6.83	8.23
SAST SA Mid Cap Index Portfolio Class 1	4,755		12.52	59,516	0.73		0.55		12.58
SAST SA Mid Cap Index Portfolio Class 3	1,406,376	12.26	12.64	17,620,112	1.15	1.00	1.95	10.71	11.77
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,416,342	17.25	18.13	25,662,058	1.67	1.52	1.77	9.54	9.82
SAST SA Morgan Stanley International Equities Portfolio Class 2	515,644	16.24	17.63	9,014,017	1.54	1.52	1.97	9.20	9.69
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,970,282	11.89	12.78	108,013,336	1.50	1.00	2.30	8.78	10.20
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	77,128,993	12.69	14.07	1,152,027,244	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	948,715	35.73	37.51	35,528,112	5.63	1.52	1.77	6.17	6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 2	199,881	33.47	36.44	7,207,823	5.41	1.52	1.97	5.78	6.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,114,892	13.82	16.07	91,875,184	5.24	1.00	2.30	5.38	6.76
SAST SA Putnam International Growth and Income Portfolio Class 1	1,184,728	10.15	12.23	21,003,045	2.05	0.40	1.77	1.93	3.33
SAST SA Putnam International Growth and Income Portfolio Class 2	255,641	16.08	17.42	4,408,176	1.92	1.52	1.97	1.53	1.99
SAST SA Putnam International Growth and Income Portfolio Class 3	5,754,373	11.64	15.40	86,782,737	1.95	1.10	2.17	1.24	2.33
SAST SA Schroders VCP Global Allocation Portfolio Class 1	16,499	12.00	12.07	198,522	0.15	0.40	0.55	0.03	0.18
SAST SA Schroders VCP Global Allocation Portfolio Class 3	42,063,994	11.37	12.12	530,611,542	0.11	1.00	2.15	-1.76	-0.63
SAST SA Small Cap Index Portfolio Class 1	4,813	12.88	12.93	62,162	0.78	0.40	0.55	18.72	18.90
SAST SA Small Cap Index Portfolio Class 3	1,262,051	12.49	12.88	16,100,480	0.76	1.00	1.95	16.78	17.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	26,164	14.00	14.07	367,185	0.94	0.40	0.55	16.64	16.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,160,920	13.28	13.70	287,192,895	0.63	1.00	1.95	14.79	15.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,824		14.15	96,545	0.12		0.55		8.55
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,192,522	13.24	14.17	1,345,249,965	0.09	1.00	2.15	6.55	7.78
SAST SA Templeton Foreign Value Portfolio Class 1	5,360	9.02	9.05	48,517	2.02	0.40	0.55	44.04	44.21
SAST SA Templeton Foreign Value Portfolio Class 2	513,021	17.03	18.75	9,562,305	2.16	1.52	1.97	-5.19	-4.76
SAST SA Templeton Foreign Value Portfolio Class 3	24,386,336	9.43	10.33	321,524,141	2.21	1.00	2.30	-5.59	-4.36
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,949	14.55	14.69	263,683	1.27	0.55	0.80	12.47	12.76
SAST SA VCP Dynamic Allocation Portfolio Class 3	499,263,211	13.75	16.23	8,647,437,517	1.10	1.00	2.15	10.69	11.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,360		13.98	200,804	1.30		0.55		9.87
SAST SA VCP Dynamic Strategy Portfolio Class 3	329,793,617	13.16	15.41	5,410,012,413	1.12	1.00	2.15	7.85	9.10
SAST SA VCP Index Allocation Portfolio Class 1	4,968		12.66	62,882	1.26		0.55		9.79
SAST SA VCP Index Allocation Portfolio Class 3	29,899,655	12.00	12.37	366,609,483	1.12	1.00	1.95	5.62	6.63
SAST SA WellsCap Aggressive Growth Portfolio Class 1	798,545	20.51	27.37	43,243,284	0.00	0.55	1.77	60.10	62.06
SAST SA WellsCap Aggressive Growth Portfolio Class 2	88,206	50.29	52.76	4,612,156	0.00	1.52	1.77	59.91	60.31
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,568,215	30.38	32.01	57,075,679	0.00	1.00	2.30	58.83	60.91
VALIC Company I International Equities Index Fund	400,708	12.48	12.50	5,002,670	2.46	1.10	1.40	5.89	6.20
VALIC Company I International Socially Responsible Fund	85,339	14.93	15.64	1,317,149	1.58	1.10	1.40	6.86	7.18
VALIC Company I Mid Cap Index Fund	284,130	15.77	17.06	4,725,038	1.30	1.10	1.40	11.72	12.06
VALIC Company I Nasdaq-100 Index Fund	156,659	26.62	30.75	4,669,986	0.71	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	195,115	15.11	18.01	3,367,947	1.47	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	683,590	17.73	19.75	13,363,680	1.82	1.10	1.70	16.00	16.70

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	1,809,711	30.33	31.66	57,171,522	1.89	1.52	1.77	19.11	19.40
American Funds IS Asset Allocation Fund Class 3	335,951	94.92	97.05	32,568,686	1.95	1.30	1.40	19.62	19.74
American Funds IS Capital Income Builder Class 4	255,292	11.04	11.76	2,991,457	2.65	1.10	1.70	15.64	16.33
American Funds IS Global Growth Fund Class 2	3,570,927	47.70	51.57	182,820,869	1.15	1.52	1.97	32.64	33.24
American Funds IS Growth Fund Class 2	5,200,117	49.82	53.84	277,857,246	0.76	1.52	1.97	28.22	28.80
American Funds IS Growth Fund Class 3	423,601	493.36	504.42	213,513,707	0.80	1.30	1.40	29.05	29.18
American Funds IS Growth-Income Fund Class 2	6,751,478	38.65	41.80	280,061,420	1.74	1.52	1.97	23.68	24.23
American Funds IS Growth-Income Fund Class 3	495,490	309.16	316.09	156,436,658	1.71	1.30	1.40	24.48	24.61
American Funds IS High-Income Bond Fund Class 3	86,755	112.18	114.68	9,943,126	6.29	1.30	1.40	11.13	11.24
American Funds IS International Fund Class 3	324,691	74.52	76.20	24,711,467	1.46	1.30	1.40	21.34	21.46
American Funds IS Ultra-Short Bond Fund Class 3	160,843	19.38	19.81	3,185,378	1.53	1.30	1.40	0.34	0.44
American Funds IS US Government/AAA-Rated Securities Fund Class 3	210,176	41.06	41.99	8,817,779	2.03	1.30	1.40	4.02	4.13

79

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA BlackRock Multi-Asset Income Portfolio Class 1	284,474	11.37	56.79	13,102,314	0.00	0.40	1.40	12.27	13.40
AST SA BlackRock Multi-Asset Income Portfolio Class 3	4,023,577	10.94	12.12	50,690,122	0.00	1.00	1.90	11.35	12.35
AST SA PGI Asset Allocation Portfolio Class 1	1,811,572	46.97	49.21	89,111,935	2.67	1.52	1.77	18.39	18.68
AST SA PGI Asset Allocation Portfolio Class 2	250,948	44.17	47.88	11,887,626	1.47	1.52	1.97	17.96	18.49
AST SA PGI Asset Allocation Portfolio Class 3	1,681,940	15.15	18.06	43,534,824	2.63	1.00	2.30	17.48	19.01
AST SA Wellington Capital Appreciation Portfolio Class 1	2,181,248	12.23	40.76	366,463,071	0.00	0.40	1.77	28.87	30.64
AST SA Wellington Capital Appreciation Portfolio Class 2	304,837	143.75	156.96	46,493,145	0.00	1.40	1.97	28.40	29.13
AST SA Wellington Capital Appreciation Portfolio Class 3	7,462,122	23.82	34.70	442,546,761	0.00	1.00	2.30	27.87	29.54
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,676,704	10.93	14.62	65,858,921	2.23	0.40	1.77	5.44	6.89
AST SA Wellington Government and Quality Bond Portfolio Class 2	990,332	20.20	21.89	21,491,414	2.14	1.52	1.97	5.10	5.58
AST SA Wellington Government and Quality Bond Portfolio Class 3	28,013,342	10.69	11.52	439,617,906	2.37	1.00	2.30	4.62	5.99
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	198,764	12.26	72.33	14,244,502	0.00	0.40	1.40	17.42	18.60
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	3,631,790	11.97	12.25	44,056,601	0.00	1.00	1.70	16.87	17.69
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,833	11.89	12.82	526,932	1.94	1.10	1.70	19.18	19.90
BlackRock Global Allocation V.I. Fund Class III	194,319	11.13	11.94	2,259,020	1.22	1.10	1.70	15.77	16.47
Columbia VP Asset Allocation Fund Class 1	38,460	20.28	21.24	816,744	2.09	1.52	1.77	19.01	19.31
Columbia VP Dividend Opportunity Fund Class 1	79,850	20.80	21.81	1,733,097	0.00	1.52	1.77	21.89	22.20
Columbia VP Emerging Markets Bond Fund Class 2	7,194	11.18	11.50	82,748	4.90	1.10	1.70	10.20	10.86
Columbia VP Income Opportunities Fund Class 1	324,107	25.70	28.45	9,044,133	5.16	1.52	2.17	13.97	14.71
Columbia VP Large Cap Growth Fund Class 1	1,371,329	16.32	16.71	22,834,005	0.00	1.52	2.17	32.98	33.85
Columbia VP Limited Duration Credit Fund Class 2	24,093	10.38	10.48	252,571	2.14	1.10	1.35	6.03	6.29
Columbia VP Loomis Sayles Growth Fund Class 1	109,440	16.92	17.07	1,866,835	0.00	1.52	1.77	29.44	29.77
Columbia VP Mid Cap Growth Opportunity Fund Class 1	16,242	22.93	25.76	410,783	0.00	1.52	1.77	32.81	33.14
Columbia VP Overseas Core Fund Class 2	105,260	12.17	12.28	1,291,650	1.86	1.52	1.77	22.95	23.26
Columbia VP Small Company Growth Fund Class 1	25,887	30.29	31.77	816,586	0.00	1.52	1.77	38.23	38.57
FTVIP Franklin Allocation VIP Fund Class 2	2,572,405	13.62	13.71	38,493,610	3.56	1.00	2.30	17.13	18.67
FTVIP Franklin Income VIP Fund Class 1	80,733		11.14	899,638	0.00		0.55		15.78
FTVIP Franklin Income VIP Fund Class 2	7,738,838	13.30	14.68	125,198,641	5.43	1.00	2.30	13.42	14.90
FTVIP Franklin Strategic Income VIP Fund Class 2	83,482	10.38	10.69	880,330	5.11	1.10	1.70	6.23	6.87
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	5,480	10.76	11.47	62,596	1.40	1.10	1.35	10.44	10.71
Goldman Sachs VIT Government Money Market Fund Institutional Shares	136,994		10.30	1,410,896	0.67		0.55		1.57
Goldman Sachs VIT Government Money Market Fund Service Shares	8,749,130	9.68	9.98	86,588,911	1.80	1.10	1.95	-0.09	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	90,328	9.08	9.40	845,973	2.54	1.10	1.40	7.09	7.42
Invesco V.I. American Franchise Fund Series II	1,011,279	22.25	26.71	28,605,004	0.00	1.00	2.30	33.33	35.07
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,982	11.57	12.08	1,051,526	0.00	1.10	1.40	13.29	13.63
Invesco V.I. Comstock Fund Series I	1,300	10.94	10.96	14,253	1.76	0.40	0.55	24.61	24.80
Invesco V.I. Comstock Fund Series II	12,306,463	16.52	18.43	281,503,714	1.67	1.00	2.30	22.10	23.70
Invesco V.I. Growth and Income Fund Series I	83,027		10.85	900,815	0.00		0.55		24.50
Invesco V.I. Growth and Income Fund Series II	15,748,687	16.38	18.39	381,758,846	1.54	1.10	2.30	22.01	23.48
Ivy VIP Asset Strategy Class II	36,513	10.77	11.45	411,737	2.08	1.10	1.70	19.73	20.45
Lord Abbett Bond Debenture Portfolio Class VC	122,864	11.58	12.45	1,518,906	4.30	1.10	1.70	11.44	12.11
Lord Abbett Fundamental Equity Portfolio Class VC	23,977	13.13	13.75	328,226	1.31	1.10	1.40	19.83	20.19
Lord Abbett Growth and Income Portfolio Class VC	8,136,695	11.47	16.22	169,605,470	1.65	0.55	2.30	19.71	21.82
Lord Abbett Mid Cap Stock Portfolio Class VC	553,830	22.85	23.88	13,188,768	0.91	1.52	1.77	20.49	20.79
Lord Abbett Short Duration Income Portfolio Class VC	187,303	10.30	10.64	1,982,979	3.43	1.10	1.70	3.28	3.91
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,799	11.53	12.56	1,248,455	2.61	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	91,808	10.07	10.18	929,308	0.16	1.10	1.40	13.66	14.00
PIMCO All Asset Portfolio Advisor Class	4,606	11.19	11.25	51,833	2.75	1.10	1.35	10.25	10.52
PIMCO Dynamic Bond Portfolio Advisor Class	91,734	10.48	10.77	982,607	4.32	1.10	1.70	3.06	3.68
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,361	11.63	11.99	508,840	3.13	1.10	1.70	12.72	13.39
PIMCO Total Return Portfolio Advisor Class	515,832	9.88	10.01	5,146,833	0.26	1.00	1.80	-1.23	-1.04
PIMCO Total Return Portfolio Institutional Class	1,603		9.91	15,890	0.02		0.55		-0.88
PVC Core Plus Bond Account Class 1	464,938	10.27	10.30	4,787,195	3.16	1.40	1.95	2.70	3.03
PVC Diversified International Account Class 1	112,678	8.05	9.23	1,005,217	1.86	1.40	1.95	20.16	20.98
PVC Equity Income Account Class 1	504,077	22.32	24.03	11,997,413	1.94	1.40	1.80	26.78	27.29
PVC Equity Income Account Class 2	336,472	20.73	21.55	7,355,773	1.68	1.52	1.95	26.29	26.84
PVC Government & High Quality Bond Account Class 1	259,792	7.84	9.08	2,254,221	3.37	1.40	1.95	4.30	4.97
PVC Income Account Class 1	-	10.70	11.50	-	75.38	1.40	1.80	3.37	3.55
PVC Income Account Class 2	-	10.09	10.82	-	73.57	1.55	1.95	3.68	3.86
PVC Large Cap Growth Account I Class 1	98,902	11.39	11.43	1,129,251	0.05	1.40	1.95	13.90	14.26
PVC LargeCap Growth Account Class 1	-	14.32	15.40	-	0.10	1.40	1.80	14.78	14.98
PVC LargeCap Growth Account Class 2	-	13.42	14.38	-	0.00	1.55	1.95	14.60	14.79
PVC MidCap Account Class 1	56,680	32.03	34.46	1,918,421	0.30	1.40	1.80	40.55	41.11
PVC MidCap Account Class 2	30,850	29.70	31.94	977,998	0.05	1.55	1.95	39.97	40.53
PVC Principal Capital Appreciation Account Class 1	313,945	31.04	33.41	10,425,512	1.65	1.40	1.80	30.12	30.64
PVC Principal Capital Appreciation Account Class 2	72,996	28.75	30.92	2,237,508	1.45	1.55	1.95	29.55	30.07

80

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Real Estate Securities Account Class 1	10,391	39.53	42.38	439,148	1.90	1.40	1.80	28.92	29.44
PVC Real Estate Securities Account Class 2	6,344	38.91	40.31	254,168	1.72	1.55	1.70	28.73	28.92
PVC SAM Balanced Portfolio Class 1	1,561,087	17.69	19.05	28,914,650	2.54	1.40	1.80	17.87	18.34
PVC SAM Balanced Portfolio Class 2	1,422,112	16.51	17.85	25,048,816	2.36	1.52	1.95	17.43	17.93
PVC SAM Conservative Balanced Portfolio Class 1	222,379	11.79	12.68	2,744,189	2.91	1.40	1.80	13.82	14.27
PVC SAM Conservative Balanced Portfolio Class 2	273,260	11.00	16.57	3,229,240	2.70	1.52	1.95	13.43	13.92
PVC SAM Conservative Growth Portfolio Class 1	639,897	19.63	21.12	13,152,696	1.77	1.40	1.80	21.85	22.33
PVC SAM Conservative Growth Portfolio Class 2	709,567	18.25	19.69	13,765,197	1.65	1.52	1.95	21.30	21.82
PVC SAM Flexible Income Portfolio Class 1	373,924	12.92	13.93	5,070,782	3.52	1.40	1.80	11.23	11.67
PVC SAM Flexible Income Portfolio Class 2	410,351	12.08	16.04	5,308,046	3.46	1.52	1.95	10.79	11.27
PVC SAM Strategic Growth Portfolio Class 1	132,458	21.96	23.60	3,065,908	1.63	1.40	1.80	25.17	25.67
PVC SAM Strategic Growth Portfolio Class 2	244,621	20.42	22.10	5,288,289	1.27	1.52	1.95	24.68	25.22
PVC Short-Term Income Account Class 1	244,375	7.08	8.11	1,881,407	2.95	1.40	1.95	2.69	3.24
PVC SmallCap Account Class 1	33,447	14.67	15.77	512,880	0.34	1.40	1.80	25.13	25.63
PVC SmallCap Account Class 2	23,256	13.66	14.64	338,868	0.10	1.55	1.95	24.67	25.17
SST SA Allocation Balanced Portfolio Class 1	2,048		12.08	24,734	1.76		0.40		15.85
SST SA Allocation Balanced Portfolio Class 3	8,162,392	11.51	15.27	137,159,809	1.64	1.00	2.30	13.39	14.87
SST SA Allocation Growth Portfolio Class 1	12,483		13.03	162,673	0.06		0.55		23.01
SST SA Allocation Growth Portfolio Class 3	7,687,856	12.32	17.77	149,067,081	0.01	1.00	2.15	20.88	22.28
SST SA Allocation Moderate Growth Portfolio Class 1	37,052	12.66	12.72	470,020	2.99	0.40	0.55	20.26	20.44
SST SA Allocation Moderate Growth Portfolio Class 3	11,933,954	12.02	16.16	211,845,107	1.43	1.00	2.30	17.87	19.41
SST SA Allocation Moderate Portfolio Class 1	8,207		12.50	102,616	1.65		0.40		18.80
SST SA Allocation Moderate Portfolio Class 3	10,496,530	11.84	15.94	183,837,816	1.48	1.00	2.30	16.05	17.56
SST SA Columbia Focused Value Portfolio Class 3	10,899	13.84	15.15	162,202	0.47	1.10	1.70	24.31	25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,207	10.60	10.99	153,932	2.52	1.10	1.35	7.86	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	41,997	11.60	11.61	486,111	3.09	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,189	16.30	17.36	171,501	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,710	13.37	14.01	186,918	2.04	1.10	1.40	26.63	27.01
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,502	15.96	17.16	462,023	0.00	1.10	1.40	33.87	34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	26,584	12.56	13.43	350,260	1.10	1.10	1.40	23.33	23.70
SST SA Multi-Managed Small Cap Portfolio Class 3	18,037	11.99	13.86	247,120	0.00	1.10	1.70	22.15	22.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	19,996	12.63	12.69	252,656	1.41	0.40	0.55	19.45	19.63
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,164,089	12.68	13.08	66,911,477	1.29	1.00	1.95	17.49	18.62
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,882	16.02	18.64	455,424	0.00	1.10	1.70	27.85	28.62
SST SA Wellington Real Return Portfolio Class 1	7,266	10.54	10.66	76,944	0.33	0.40	0.80	4.84	5.26
SST SA Wellington Real Return Portfolio Class 3	23,408,737	10.35	10.60	271,949,055	0.32	1.00	2.30	3.14	4.49
SAST SA AB Growth Portfolio Class 1	9,156,462	13.25	27.95	418,161,337	0.00	0.55	1.77	32.51	34.13
SAST SA AB Growth Portfolio Class 2	475,058	95.87	106.63	48,812,760	0.00	1.40	1.97	32.05	32.80
SAST SA AB Growth Portfolio Class 3	5,989,180	26.51	30.21	353,127,185	0.00	1.00	2.30	31.49	33.21
SAST SA AB Small & Mid Cap Value Portfolio Class 1	4,069	10.16	10.18	41,424	0.00	0.40	0.55	19.30	19.48
SAST SA AB Small & Mid Cap Value Portfolio Class 2	270,468	36.18	39.14	10,502,610	0.00	1.52	1.97	17.45	17.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,897,460	15.75	21.11	343,498,739	0.00	1.00	2.30	17.00	18.53
SAST SA American Funds Asset Allocation Portfolio Class 1	335,415	12.86	12.91	4,319,030	2.91	0.40	0.55	20.55	20.73
SAST SA American Funds Asset Allocation Portfolio Class 3	52,222,684	15.83	18.00	1,050,321,294	1.80	1.00	2.30	18.16	19.70
SAST SA American Funds Global Growth Portfolio Class 1	7,673	11.89	11.92	91,415	0.74	0.40	0.55	34.53	34.73
SAST SA American Funds Global Growth Portfolio Class 3	14,755,988	18.79	22.57	362,404,927	0.80	1.00	2.30	31.86	33.59
SAST SA American Funds Growth Portfolio Class 1	13,028	12.24	12.33	160,128	0.00	0.40	0.80	29.71	30.23
SAST SA American Funds Growth Portfolio Class 3	12,907,285	22.22	24.81	350,406,252	0.00	1.00	2.30	27.43	29.09
SAST SA American Funds Growth-Income Portfolio Class 1	13,323	11.91	11.94	158,760	0.00	0.40	0.55	25.48	25.67
SAST SA American Funds Growth-Income Portfolio Class 3	10,983,835	20.07	21.53	258,117,453	0.00	1.00	2.30	22.89	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	10,419	12.44	12.50	130,006	0.75	0.40	0.55	18.16	18.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	112,600,523	11.84	14.47	1,724,612,450	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,231	11.82	11.91	14,658	1.12	0.55	0.80	15.07	15.36
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	58,117,412	11.33	11.82	708,855,120	0.82	1.00	2.15	13.23	14.54
SAST SA Columbia Technology Portfolio Class 1	1,792,516	8.08	14.08	15,173,722	0.00	0.40	1.77	52.92	55.03
SAST SA Columbia Technology Portfolio Class 2	665,373	7.60	8.42	5,428,998	0.00	1.40	1.97	52.45	53.32
SAST SA Columbia Technology Portfolio Class 3	3,187,470	33.12	33.13	59,637,277	0.00	1.00	2.30	51.58	53.56
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,263,791	10.20	11.42	27,055,774	1.66	0.80	1.77	0.48	1.46
SAST SA DFA Ultra Short Bond Portfolio Class 2	866,109	10.78	11.65	10,017,094	1.50	1.52	1.97	0.16	0.61
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,775,900	7.84	9.55	150,074,756	1.83	1.00	2.30	-0.33	0.98
SAST SA Dogs of Wall Street Portfolio Class 1	754,109	12.85	35.66	27,939,538	2.50	0.40	1.77	22.60	24.29
SAST SA Dogs of Wall Street Portfolio Class 2	165,317	33.74	36.46	5,976,602	2.26	1.52	1.97	22.20	22.75
SAST SA Dogs of Wall Street Portfolio Class 3	3,799,420	20.33	27.78	118,452,677	2.45	1.00	2.30	21.67	23.27
SAST SA Emerging Markets Equity Index Portfolio Class 1	1,447	10.12	10.15	14,683	0.00	0.40	0.55	18.04	18.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	219,368	9.89	9.99	2,181,903	0.00	1.10	1.70	16.39	17.09
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,670,568	11.67	32.29	55,496,983	4.77	0.40	1.77	12.86	14.42

81

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	549,723	30.45	32.97	17,981,049	4.12	1.52	1.97	12.45	12.96
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,537,731	12.34	17.06	590,433,063	5.03	1.00	2.30	11.99	13.45
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	4,961	11.12	11.14	55,236	0.39	0.55	0.80	11.22	11.40
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	84,747	11.06	11.10	938,721	0.30	1.00	1.55	10.57	10.98
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	469,192	12.50	40.97	20,147,628	2.39	0.55	1.77	24.00	25.52
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	112,600	38.66	41.82	4,652,649	2.24	1.52	1.97	23.54	24.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,981,944	13.37	14.50	151,160,749	1.99	1.00	2.30	23.10	24.71
SAST SA Fixed Income Index Portfolio Class 3	1,998,053	10.41	10.59	21,021,148	0.22	1.00	1.80	6.86	7.72
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,711,873	10.16	10.34	17,592,037	0.17	1.00	1.80	4.09	4.92
SAST SA Franklin Small Company Value Portfolio Class 3	7,386,700	16.15	18.73	144,933,900	0.71	1.00	2.30	23.31	24.92
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	10,549	10.82	10.83	114,199	0.32	1.15	1.30	8.22	8.26
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,909,112	10.79	10.92	31,616,986	0.00	1.00	1.70	15.88	16.70
SAST SA Global Index Allocation 75/25 Portfolio Class 1	5,217		11.06	57,683	0.00		0.55		20.06
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,902,786	10.76	10.93	31,581,446	0.00	1.00	1.95	18.05	19.18
SAST SA Global Index Allocation 90/10 Portfolio Class 1	71,789	11.00	11.08	793,997	0.00	0.40	0.80	22.28	22.77
SAST SA Global Index Allocation 90/10 Portfolio Class 3	11,822,681	10.79	10.92	128,518,535	0.00	1.00	1.70	20.92	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	848,448	10.87	14.39	19,392,656	0.00	0.55	1.77	4.99	6.28
SAST SA Goldman Sachs Global Bond Portfolio Class 2	223,280	20.70	22.37	4,953,642	0.00	1.52	1.97	4.65	5.12
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,671,530	10.11	11.38	207,424,846	0.00	1.00	2.30	4.18	5.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	655		11.18	7,326	2.12		0.40		18.59
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,627,092	10.74	10.97	17,736,976	2.46	1.00	1.95	16.52	17.63
SAST SA Index Allocation 60/40 Portfolio Class 1	3,171		12.54	39,778	0.00		0.55		19.25
SAST SA Index Allocation 60/40 Portfolio Class 3	9,054,020	12.04	12.29	110,358,370	0.00	1.00	1.70	17.55	18.38
SAST SA Index Allocation 80/20 Portfolio Class 1	131,476	13.06	13.12	1,718,802	0.00	0.40	0.55	23.21	23.40
SAST SA Index Allocation 80/20 Portfolio Class 3	16,349,098	12.45	12.80	207,511,352	0.00	1.00	1.95	21.26	22.42
SAST SA Index Allocation 90/10 Portfolio Class 1	200,686	13.32	13.38	2,676,320	0.00	0.40	0.55	25.22	25.41
SAST SA Index Allocation 90/10 Portfolio Class 3	45,263,528	12.70	13.05	586,183,530	0.00	1.00	1.95	23.11	24.28
SAST SA International Index Portfolio Class 1	91,502		10.26	939,193	0.00		0.55		20.53
SAST SA International Index Portfolio Class 3	376,044	10.35	10.48	3,924,596	0.10	1.15	1.70	18.81	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	584,174	11.68	13.22	8,080,815	0.00	0.55	1.77	26.71	28.26
SAST SA Invesco Growth Opportunities Portfolio Class 2	226,469	12.46	13.50	3,030,330	0.00	1.52	1.97	26.18	26.74
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,464,009	18.19	23.45	118,572,053	0.00	1.00	2.30	25.77	27.41
SAST SA Invesco Main Street Large Cap Portfolio Class 1	580,880	42.97	45.07	26,140,659	1.19	1.52	1.77	29.60	29.93
SAST SA Invesco Main Street Large Cap Portfolio Class 2	81,452	40.48	43.86	3,549,185	0.91	1.52	1.97	29.13	29.71
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,047,056	19.16	20.86	57,141,250	1.02	1.00	2.30	28.59	30.27
SAST SA Invesco VCP Equity-Income Portfolio Class 1	20,120	11.30	11.35	228,190	3.02	0.40	0.55	16.54	16.71
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,754,669	10.97	12.93	1,276,601,271	1.48	1.00	2.15	14.47	15.79
SAST SA Janus Focused Growth Portfolio Class 1	461,291	13.08	28.75	13,853,744	0.02	0.40	1.77	33.83	35.67
SAST SA Janus Focused Growth Portfolio Class 2	307,301	28.05	29.32	8,931,106	0.00	1.52	1.77	33.65	33.98
SAST SA Janus Focused Growth Portfolio Class 3	3,558,899	20.56	24.27	96,873,773	0.00	1.00	2.30	32.86	34.60
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,606,841	12.19	16.29	48,023,385	1.97	0.40	1.77	16.88	18.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	359,583	27.24	29.46	10,532,417	1.30	1.52	1.97	16.49	17.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,156,898	14.95	17.21	146,452,520	2.08	1.00	2.30	16.02	17.54
SAST SA JPMorgan Emerging Markets Portfolio Class 1	878,658	9.83	20.35	18,695,795	2.95	0.40	1.77	19.01	20.65
SAST SA JPMorgan Emerging Markets Portfolio Class 2	147,875	19.18	20.76	3,042,380	2.86	1.52	1.97	18.51	19.05
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,722,921	10.97	11.58	103,838,724	2.77	1.00	2.30	18.05	19.60
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,802,201	12.32	21.45	125,680,120	2.43	0.55	1.77	24.93	26.46
SAST SA JPMorgan Equity-Income Portfolio Class 2	153,827	63.57	68.92	10,490,215	2.04	1.52	1.97	24.51	25.07
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,045,127	19.22	20.96	135,241,194	2.36	1.00	2.30	23.95	25.58
SAST SA JPMorgan Global Equities Portfolio Class 1	1,071,376	10.51	33.60	37,591,764	2.25	0.55	1.77	17.79	19.23
SAST SA JPMorgan Global Equities Portfolio Class 2	108,175	31.78	35.12	3,706,157	1.78	1.40	1.97	17.32	17.99
SAST SA JPMorgan Global Equities Portfolio Class 3	1,410,216	14.28	14.91	28,038,965	2.10	1.00	2.30	16.86	18.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,361,753	11.16	29.76	42,035,477	2.71	0.40	1.77	7.55	9.03
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	250,513	28.94	30.30	7,548,295	2.10	1.52	1.77	7.40	7.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,382,432	10.82	13.41	633,887,209	2.74	1.00	2.30	6.56	7.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,220,138	12.88	18.47	39,239,784	0.00	0.40	1.77	37.13	39.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	480,215	29.18	32.38	15,034,433	0.00	1.40	1.97	36.68	37.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,604,392	21.76	28.92	112,120,517	0.00	1.00	2.30	36.08	37.86
SAST SA Large Cap Growth Index Portfolio Class 1	46,466		12.53	582,420	0.00		0.55		29.92
SAST SA Large Cap Growth Index Portfolio Class 3	417,934	12.25	12.40	5,155,480	0.02	1.00	1.70	28.20	29.10
SAST SA Large Cap Index Portfolio Class 3	1,471,907	12.57	12.77	18,613,266	0.02	1.00	1.70	28.41	29.31
SAST SA Large Cap Value Index Portfolio Class 1	33,231		12.24	406,753	0.01		0.55		30.81
SAST SA Large Cap Value Index Portfolio Class 3	384,986	11.96	12.10	4,632,952	0.04	1.00	1.70	29.03	29.94
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,305,832	25.53	79.12	331,917,040	2.02	1.40	1.77	23.48	23.94
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	600,657	69.63	77.33	44,937,837	1.76	1.40	1.97	23.09	23.80
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	9,987,562	17.86	19.10	362,183,792	1.84	1.10	2.30	22.54	24.01

82

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Legg Mason Tactical Opportunities Class 1	2,915	11.40	11.44	33,249	1.66	0.40	0.55	17.98	18.15
SAST SA Legg Mason Tactical Opportunities Class 3	3,590,758	11.04	11.22	40,007,611	1.77	1.00	1.70	16.29	17.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	510,878	14.87	18.97	8,023,280	0.59	1.52	1.77	29.90	30.23
SAST SA MFS Blue Chip Growth Portfolio Class 2	210,752	14.07	15.21	3,175,985	0.36	1.52	1.97	29.55	30.14
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,556,972	21.39	23.02	94,474,080	0.37	1.00	2.30	28.87	30.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	844,619	12.36	25.42	48,088,946	0.92	0.55	1.77	29.48	31.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,668	52.46	56.60	8,338,235	0.67	1.52	1.97	29.09	29.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,057,065	19.56	23.48	225,270,232	0.64	1.00	2.30	28.51	30.19
SAST SA MFS Total Return Portfolio Class 1	2,190,385	12.39	22.00	106,304,110	2.23	0.40	1.77	18.25	19.88
SAST SA MFS Total Return Portfolio Class 2	483,185	44.47	48.12	22,991,542	2.13	1.52	1.97	17.78	18.32
SAST SA MFS Total Return Portfolio Class 3	6,910,281	14.82	16.56	184,317,565	2.15	1.00	2.30	17.33	18.86
SAST SA Mid Cap Index Portfolio Class 1	1,255		11.12	13,957	0.00		0.55		24.82
SAST SA Mid Cap Index Portfolio Class 3	695,761	11.07	11.31	7,819,510	0.00	1.00	1.95	22.78	23.95
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,609,167	15.74	16.51	26,550,405	2.35	1.52	1.77	18.52	18.81
SAST SA Morgan Stanley International Equities Portfolio Class 2	578,876	14.87	16.08	9,231,971	2.17	1.52	1.97	18.03	18.56
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,251,764	10.93	11.59	103,291,412	2.31	1.00	2.30	17.46	19.00
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	83,674,404	11.80	13.23	1,165,508,351	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,062,003	33.65	35.24	37,372,402	7.18	1.52	1.77	12.86	13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 2	228,772	31.64	34.30	7,770,036	6.27	1.52	1.97	12.44	12.95
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,641,329	12.94	15.25	97,140,054	7.46	1.00	2.30	11.86	13.32
SAST SA Putnam International Growth and Income Portfolio Class 1	1,324,612	12.00	17.87	23,063,747	2.40	1.40	1.77	18.21	18.65
SAST SA Putnam International Growth and Income Portfolio Class 2	272,386	15.84	17.08	4,607,180	2.19	1.52	1.97	17.77	18.31
SAST SA Putnam International Growth and Income Portfolio Class 3	6,012,443	11.37	15.21	89,195,939	2.22	1.10	2.17	17.45	18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,554	11.99	12.05	174,914	2.09	0.40	0.55	18.67	18.84
SAST SA Schroders VCP Global Allocation Portfolio Class 3	43,336,439	11.44	12.34	551,865,273	1.39	1.00	2.15	16.39	17.73
SAST SA Small Cap Index Portfolio Class 1	3,948	10.85	10.88	42,919	0.00	0.40	0.55	24.00	24.19
SAST SA Small Cap Index Portfolio Class 3	633,638	10.70	10.92	6,875,897	0.00	1.00	1.95	22.10	23.26
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	15,922	12.00	12.04	191,336	1.44	0.40	0.55	23.99	24.17
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,476,317	11.57	11.82	181,776,562	1.10	1.00	1.95	21.86	23.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,836		13.03	89,101	1.55		0.55		21.78
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	95,116,540	12.28	13.30	1,305,919,982	1.45	1.00	2.15	19.67	21.06
SAST SA Templeton Foreign Value Portfolio Class 2	521,383	17.97	19.69	10,209,894	0.09	1.52	1.97	9.86	10.35
SAST SA Templeton Foreign Value Portfolio Class 3	23,808,636	9.99	10.80	330,274,799	0.08	1.00	2.30	9.35	10.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,851	12.93	13.03	219,556	0.00	0.55	0.80	19.85	20.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	555,505,119	12.28	14.66	8,625,244,704	0.00	1.00	2.15	17.83	19.20
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,251		12.73	219,559	0.00		0.55		19.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,907,326	12.06	14.29	5,476,551,697	0.00	1.00	2.15	16.87	18.22
SAST SA VCP Index Allocation Portfolio Class 3	28,329,526	11.36	11.60	326,664,409	0.08	1.00	1.95	20.62	21.77
SAST SA WellsCap Aggressive Growth Portfolio Class 1	862,406	17.09	33.87	29,155,236	0.00	1.52	1.77	36.81	37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 2	95,439	30.40	32.91	3,113,641	0.00	1.52	1.97	36.34	36.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,279,763	19.13	19.89	29,874,882	0.00	1.00	2.30	35.77	37.55
VALIC Company I International Equities Index Fund	453,139	11.77	11.79	5,326,758	3.32	1.10	1.40	19.61	19.97
VALIC Company I International Socially Responsible Fund	77,005	13.98	14.59	1,112,681	1.79	1.10	1.40	24.23	24.60
VALIC Company I Mid Cap Index Fund	298,461	14.11	15.22	4,437,633	1.36	1.10	1.40	23.96	24.34
VALIC Company I Nasdaq-100 Index Fund	169,983	18.30	21.01	3,496,878	0.39	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	243,970	12.87	15.24	3,556,921	1.11	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	787,087	15.28	16.92	13,142,385	1.49	1.10	1.70	28.88	29.66

	December 31, 2018				For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,027,113	25.46	26.52	53,635,417	1.66	1.52	1.77	-6.29	-6.05
American Funds IS Asset Allocation Fund Class 3	366,615	79.35	81.05	29,685,528	1.65	1.30	1.40	-5.83	-5.74
American Funds IS Capital Income Builder Class 4	250,680	9.55	10.11	2,525,208	2.45	1.10	1.70	-8.82	-8.27
American Funds IS Global Growth Fund Class 2	3,735,343	35.96	38.70	143,495,683	0.67	1.52	1.97	-10.83	-10.42
American Funds IS Growth Fund Class 2	5,540,310	38.85	41.80	229,575,955	0.45	1.52	1.97	-2.20	-1.76
American Funds IS Growth Fund Class 3	479,248	382.29	390.47	187,004,336	0.52	1.30	1.40	-1.58	-1.48
American Funds IS Growth-Income Fund Class 2	6,574,494	31.25	33.64	219,436,501	1.44	1.52	1.97	-3.71	-3.28
American Funds IS Growth-Income Fund Class 3	554,349	248.36	253.67	140,467,092	1.48	1.30	1.40	-3.09	-3.00
American Funds IS High-Income Bond Fund Class 3	92,070	100.94	103.09	9,485,774	6.15	1.30	1.40	-3.70	-3.60
American Funds IS International Fund Class 3	378,965	61.42	62.73	23,747,070	1.73	1.30	1.40	-14.32	-14.23
American Funds IS Ultra-Short Bond Fund Class 3	228,920	19.31	19.72	4,514,142	0.95	1.30	1.40	-0.04	0.06
American Funds IS US Government/AAA-Rated Securities Fund Class 3	220,852	39.48	40.32	8,898,646	1.73	1.30	1.40	-0.70	-0.60
AST SA BlackRock Multi-Asset Income Portfolio Class 1	5,476		10.00	54,731	9.29		0.55		-4.29
AST SA BlackRock Multi-Asset Income Portfolio Class 3	2,645,609	9.73	10.88	29,724,213	6.31	1.00	1.90	-5.81	-4.96

83

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA PGI Asset Allocation Portfolio Class 1	1,793,441	39.67	41.46	74,336,943	2.56	1.52	1.77	-6.23	-5.99
AST SA PGI Asset Allocation Portfolio Class 2	109,306	37.45	40.41	4,326,410	2.40	1.52	1.97	-6.53	-6.11
AST SA PGI Asset Allocation Portfolio Class 3	1,723,951	12.73	15.37	38,510,997	2.41	1.00	2.30	-6.94	-5.72
AST SA Wellington Capital Appreciation Portfolio Class 1	2,068,924	31.63	122.29	248,755,581	0.00	1.52	1.77	-2.50	-2.26
AST SA Wellington Capital Appreciation Portfolio Class 2	311,492	111.96	121.55	36,836,898	0.00	1.40	1.97	-2.83	-2.27
AST SA Wellington Capital Appreciation Portfolio Class 3	7,461,856	18.39	27.14	365,803,763	0.00	1.00	2.30	-3.25	-1.98
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,354,788	13.87	21.23	49,625,212	2.01	1.52	1.77	-1.70	-1.46
AST SA Wellington Government and Quality Bond Portfolio Class 2	893,686	19.22	20.73	18,364,951	1.83	1.52	1.97	-2.05	-1.61
AST SA Wellington Government and Quality Bond Portfolio Class 3	27,592,588	10.09	11.02	414,808,827	1.82	1.00	2.30	-2.49	-1.21
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,651,239	10.24	10.40	27,408,241	1.58	1.00	1.70	-9.37	-8.73
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,385	9.98	10.69	435,002	0.62	1.10	1.70	-6.79	-6.22
BlackRock Global Allocation V.I. Fund Class III	227,133	9.61	10.25	2,261,002	0.89	1.10	1.70	-9.15	-8.60
Columbia VP Asset Allocation Fund Class 1	37,168	17.04	17.80	661,579	1.62	1.52	1.77	-6.21	-5.97
Columbia VP Dividend Opportunity Fund Class 1	86,513	17.06	17.85	1,537,452	0.00	1.52	1.77	-7.39	-7.16
Columbia VP Emerging Markets Bond Fund Class 2	7,341	10.14	10.38	76,171	8.83	1.10	1.70	-8.95	-8.40
Columbia VP Income Opportunities Fund Class 1	382,858	22.55	24.80	9,306,131	5.04	1.52	2.17	-5.83	-5.21
Columbia VP Large Cap Growth Fund Class 1	1,625,494	12.27	12.49	20,238,170	0.00	1.52	2.17	-6.01	-5.40
Columbia VP Limited Duration Credit Fund Class 2	26,182	9.79	9.86	258,065	3.06	1.10	1.35	-1.36	-1.12
Columbia VP Loomis Sayles Growth Fund Class 1	126,507	13.07	13.16	1,661,792	0.00	1.52	1.77	-4.12	-3.88
Columbia VP Mid Cap Growth Opportunity Fund Class 1	17,904	16.93	19.35	340,403	0.00	1.52	2.02	-6.69	-6.21
Columbia VP Overseas Core Fund Class 2	116,243	9.90	9.96	1,157,471	2.54	1.52	1.77	-18.28	-18.08
Columbia VP Small Company Growth Fund Class 1	29,151	21.91	22.93	663,985	0.00	1.52	1.77	-3.49	-3.24
FTVIP Franklin Allocation VIP Fund Class 2	2,974,892	11.63	13.27	37,671,148	3.24	1.10	2.30	-11.71	-10.64
FTVIP Franklin Income VIP Fund Class 2	8,438,188	11.57	12.95	119,326,659	4.91	1.00	2.30	-6.49	-5.26
FTVIP Franklin Strategic Income VIP Fund Class 2	78,987	9.77	10.00	780,788	2.24	1.10	1.70	-3.79	-3.21
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	4,879	9.75	10.36	50,390	0.69	1.10	1.35	-5.63	-5.39
Goldman Sachs VIT Government Money Market Fund Institutional Shares	70,384		10.14	713,660	0.31		0.55		1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	8,510,198	9.69	9.91	83,717,300	1.31	1.10	1.95	-0.49	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	88,650	8.66	8.75	773,374	2.25	1.10	1.70	-8.67	-8.12
Invesco V.I. American Franchise Fund Series II	863,349	16.38	20.03	17,796,063	0.00	1.10	2.30	-6.09	-4.95
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,606	10.21	10.63	784,492	1.50	1.10	1.40	-8.02	-7.74
Invesco V.I. Comstock Fund Series II	13,750,195	13.28	15.09	255,260,543	1.47	1.10	2.30	-14.37	-13.33
Invesco V.I. Growth and Income Fund Series II	17,989,340	13.27	15.07	353,879,831	1.82	1.10	2.30	-15.57	-14.54
Ivy VIP Asset Strategy Class II	40,786	9.00	9.51	381,131	2.09	1.10	1.70	-7.04	-6.48
Lord Abbett Bond Debenture Portfolio Class VC	100,706	10.39	11.10	1,111,216	5.28	1.10	1.70	-5.65	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	23,422	10.96	11.44	266,826	1.57	1.10	1.40	-9.44	-9.17
Lord Abbett Growth and Income Portfolio Class VC	8,937,979	13.55	13.81	154,146,994	1.34	1.00	2.30	-10.25	-9.06
Lord Abbett Mid Cap Stock Portfolio Class VC	625,120	18.96	19.77	12,326,676	0.65	1.52	1.77	-16.54	-16.33
Lord Abbett Short Duration Income Portfolio Class VC	171,712	9.97	10.24	1,748,919	4.07	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	108,208	9.17	9.93	1,060,626	2.93	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	93,968	8.56	8.93	834,488	0.00	1.10	1.70	-8.36	-7.81
PIMCO All Asset Portfolio Advisor Class	4,334	10.15	10.18	44,132	3.47	1.10	1.35	-6.72	-6.49
PIMCO Dynamic Bond Portfolio Advisor Class	83,765	10.17	10.39	865,952	2.80	1.10	1.70	-0.79	-0.19
PIMCO Emerging Markets Bond Portfolio Advisor Class	22,441	10.57	10.86	237,457	4.36	1.10	1.40	-6.16	-5.88
PVC Diversified International Account Class 1	83,344	7.16	7.63	629,548	2.20	1.40	1.80	-19.02	-18.69
PVC Equity Income Account Class 1	585,103	17.61	18.88	10,949,628	1.88	1.40	1.80	-6.72	-6.34
PVC Equity Income Account Class 2	384,146	16.42	16.99	6,616,984	1.75	1.52	1.95	-7.08	-6.68
PVC Government & High Quality Bond Account Class 1	178,972	8.08	8.65	1,508,552	3.52	1.40	1.80	-0.90	-0.50
PVC Income Account Class 1	299,013	10.36	11.11	3,285,269	4.25	1.40	1.80	-1.02	-0.63
PVC Income Account Class 2	154,338	9.73	10.42	1,600,955	4.02	1.55	1.95	-1.48	-1.08
PVC LargeCap Growth Account Class 1	40,451	12.48	13.39	536,163	0.24	1.40	1.80	-8.96	-8.60
PVC LargeCap Growth Account Class 2	33,471	11.71	12.53	416,736	0.10	1.55	1.95	-9.33	-8.97
PVC MidCap Account Class 1	65,169	22.79	24.42	1,565,530	0.27	1.40	1.80	-8.22	-7.85
PVC MidCap Account Class 2	31,145	21.22	22.73	702,572	0.05	1.55	1.95	-8.60	-8.23
PVC Principal Capital Appreciation Account Class 1	343,884	23.85	25.58	8,741,294	1.17	1.40	1.80	-5.14	-4.76
PVC Principal Capital Appreciation Account Class 2	78,200	22.19	23.77	1,843,740	0.96	1.55	1.95	-5.51	-5.13
PVC Real Estate Securities Account Class 1	11,015	30.66	32.74	359,551	1.86	1.40	1.80	-5.93	-5.55
PVC Real Estate Securities Account Class 2	6,759	30.22	31.26	210,152	1.47	1.55	1.70	-6.09	-5.95
PVC SAM Balanced Portfolio Class 1	1,715,857	15.01	16.10	26,908,063	3.13	1.40	1.80	-6.75	-6.37
PVC SAM Balanced Portfolio Class 2	1,628,873	14.06	15.13	24,368,794	2.97	1.52	1.95	-7.09	-6.69
PVC SAM Conservative Balanced Portfolio Class 1	251,091	10.35	11.09	2,740,149	3.39	1.40	1.80	-5.22	-4.84
PVC SAM Conservative Balanced Portfolio Class 2	289,548	9.70	14.54	3,004,255	3.23	1.52	1.95	-5.62	-5.21
PVC SAM Conservative Growth Portfolio Class 1	750,535	16.11	17.27	12,656,289	2.84	1.40	1.80	-8.30	-7.93
PVC SAM Conservative Growth Portfolio Class 2	851,118	15.04	16.16	13,549,050	2.55	1.52	1.95	-8.63	-8.23
PVC SAM Flexible Income Portfolio Class 1	384,409	11.62	12.47	4,675,908	3.85	1.40	1.80	-3.73	-3.34
PVC SAM Flexible Income Portfolio Class 2	407,965	10.90	14.41	4,747,560	3.73	1.52	1.95	-4.10	-3.68
PVC SAM Strategic Growth Portfolio Class 1	160,039	17.54	18.78	2,954,716	2.20	1.40	1.80	-10.24	-9.88
PVC SAM Strategic Growth Portfolio Class 2	311,190	16.38	17.65	5,389,174	2.17	1.52	1.95	-10.64	-10.25
PVC Short-Term Income Account Class 1	218,942	7.33	7.86	1,647,806	1.94	1.40	1.80	-0.79	-0.39
PVC SmallCap Account Class 1	38,198	11.73	12.56	468,247	0.30	1.40	1.80	-12.49	-12.14
PVC SmallCap Account Class 2	24,566	10.96	11.69	286,110	0.09	1.55	1.95	-12.89	-12.54

84

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Allocation Balanced Portfolio Class 3	8,015,704	10.02	13.47	117,529,485	4.50	1.00	2.30	-6.14	-4.90
SST SA Allocation Growth Portfolio Class 1	12,900		10.59	136,656	3.97		0.55		-7.42
SST SA Allocation Growth Portfolio Class 3	5,568,909	10.08	14.70	88,235,297	4.32	1.00	2.15	-9.18	-8.13
SST SA Allocation Moderate Growth Portfolio Class 1	2,624		10.53	27,629	4.46		0.55		-6.25
SST SA Allocation Moderate Growth Portfolio Class 3	12,410,306	10.07	13.71	184,982,706	4.25	1.00	2.30	-8.08	-6.87
SST SA Allocation Moderate Portfolio Class 1	–		11.35	–	0.00		0.55		2.42
SST SA Allocation Moderate Portfolio Class 3	11,146,630	10.07	13.73	166,597,503	4.30	1.00	2.30	-7.13	-5.91
SST SA Columbia Focused Value Portfolio Class 3	10,059	11.14	12.11	120,245	4.28	1.10	1.70	-13.63	-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	17,128	9.96	10.17	171,227	2.03	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	39,785	9.59	9.61	379,801	2.70	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,417	12.70	13.48	136,207	0.40	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Large Cap Value Portfolio Class 3	19,081	10.56	11.03	204,053	2.10	1.10	1.40	-11.21	-10.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,475	11.92	12.78	366,656	0.00	1.10	1.40	-5.07	-4.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,240	10.18	10.86	290,090	0.69	1.10	1.40	-13.29	-13.03
SST SA Multi-Managed Small Cap Portfolio Class 3	20,102	9.82	11.28	222,228	0.00	1.10	1.70	-13.27	-12.74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,206	10.57	10.60	213,707	2.17	0.40	0.55	-9.05	-8.91
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	4,285,300	10.80	11.03	46,933,229	2.38	1.00	1.95	-10.54	-9.68
SST SA T. Rowe Price Growth Stock Portfolio Class 3	25,208	12.53	14.49	359,324	0.00	1.10	1.70	-3.10	-2.52
SST SA Wellington Real Return Portfolio Class 3	23,246,639	9.90	10.28	259,394,966	3.35	1.00	2.30	-2.49	-1.20
SAST SA AB Growth Portfolio Class 1	3,443,973	21.09	80.56	275,198,633	0.00	1.52	1.77	0.51	0.77
SAST SA AB Growth Portfolio Class 2	508,844	72.60	80.29	39,379,869	0.00	1.40	1.97	0.15	0.73
SAST SA AB Growth Portfolio Class 3	6,618,140	19.90	22.98	307,040,245	0.00	1.00	2.30	-0.28	1.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	309,550	30.80	33.18	10,195,432	0.51	1.52	1.97	-16.90	-16.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	13,241,903	13.29	18.04	323,869,520	0.32	1.00	2.30	-17.26	-16.17
SAST SA American Funds Asset Allocation Portfolio Class 1	66,637	10.66	10.69	710,711	5.38	0.40	0.55	-5.14	-5.00
SAST SA American Funds Asset Allocation Portfolio Class 3	42,900,760	13.22	15.23	721,085,470	3.09	1.00	2.30	-7.05	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	17,769,533	14.06	17.12	328,237,498	1.15	1.00	2.30	-11.35	-10.18
SAST SA American Funds Growth Portfolio Class 1	6,005		9.46	56,785	5.55		0.55		-5.44
SAST SA American Funds Growth Portfolio Class 3	13,489,990	17.21	19.47	284,102,252	0.94	1.00	2.30	-2.80	-1.52
SAST SA American Funds Growth-Income Portfolio Class 1	4,976		9.49	47,237	14.80		0.55		-5.07
SAST SA American Funds Growth-Income Portfolio Class 3	11,818,330	16.12	17.52	223,453,052	2.71	1.00	2.30	-4.29	-3.03
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	3,209		10.53	33,789	3.37		0.55		-5.42
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	111,175,437	10.09	12.48	1,455,963,780	1.60	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,096	10.27	10.32	11,316	1.79	0.55	0.80	-6.30	-6.06
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	57,785,191	9.89	10.44	617,386,703	1.13	1.00	2.15	-7.77	-6.70
SAST SA Columbia Technology Portfolio Class 1	1,824,181	5.28	5.52	10,066,837	0.00	1.52	1.77	-9.77	-9.54
SAST SA Columbia Technology Portfolio Class 2	672,291	4.98	5.49	3,579,530	0.00	1.40	1.97	-10.09	-9.58
SAST SA Columbia Technology Portfolio Class 3	3,462,048	21.45	21.86	38,978,966	0.00	1.10	2.30	-10.44	-9.35
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,172,845	10.06	11.36	25,796,887	1.01	0.80	1.77	-0.25	0.73
SAST SA DFA Ultra Short Bond Portfolio Class 2	611,587	10.76	11.58	7,017,812	1.07	1.52	1.97	-0.62	-0.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,119,441	7.87	9.45	143,712,140	0.81	1.00	2.30	-1.08	0.22
SAST SA Dogs of Wall Street Portfolio Class 1	784,425	29.08	30.42	23,839,608	2.45	1.52	1.77	-2.06	-1.82
SAST SA Dogs of Wall Street Portfolio Class 2	163,784	27.62	29.70	4,813,297	2.19	1.52	1.97	-2.38	-1.94
SAST SA Dogs of Wall Street Portfolio Class 3	3,860,528	16.49	22.83	98,522,734	2.19	1.00	2.30	-2.83	-1.55
SAST SA Emerging Markets Equity Index Portfolio Class 3	54,845	8.50	8.53	466,837	1.24	1.10	1.55	-14.97	-14.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,491,059	28.61	29.93	44,558,381	4.10	1.52	1.77	-4.56	-4.32
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	416,786	27.08	29.19	12,046,973	3.88	1.52	1.97	-4.87	-4.44
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,035,265	10.88	15.24	521,623,142	4.01	1.00	2.30	-5.28	-4.03
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	530,039	33.04	34.57	18,311,806	2.35	1.52	1.77	-8.11	-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	131,542	31.29	33.70	4,383,222	2.20	1.52	1.97	-8.44	-8.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,050,829	10.86	11.56	141,767,083	2.12	1.10	2.30	-8.88	-7.77
SAST SA Fixed Income Index Portfolio Class 3	726,349	9.74	9.84	7,114,280	4.22	1.00	1.80	-2.66	-1.87
SAST SA Fixed Income Intermediate Index Portfolio Class 3	904,133	9.76	9.86	8,881,226	3.42	1.00	1.80	-1.47	-0.68
SAST SA Franklin Small Company Value Portfolio Class 3	8,627,581	12.93	15.19	136,229,785	0.72	1.00	2.30	-15.00	-13.88
SAST SA Global Index Allocation 60/40 Portfolio Class 1	5,561		9.40	52,293	0.20		0.55		-5.97
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,263,733	9.31	9.36	11,800,590	2.67	1.00	1.70	-6.88	-6.44
SAST SA Global Index Allocation 75/25 Portfolio Class 1	819		9.21	7,546	0.00		0.55		-7.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,603,092	9.11	9.17	14,673,510	2.66	1.00	1.95	-8.89	-8.31
SAST SA Global Index Allocation 90/10 Portfolio Class 1	1,766	9.01	9.02	15,929	3.06	0.40	0.55	-9.88	-9.79
SAST SA Global Index Allocation 90/10 Portfolio Class 3	6,171,131	8.92	8.97	55,235,714	2.69	1.00	1.70	-10.75	-10.33
SAST SA Goldman Sachs Global Bond Portfolio Class 1	791,876	10.23	13.71	17,196,182	3.78	0.55	1.77	-4.20	-3.02
SAST SA Goldman Sachs Global Bond Portfolio Class 2	164,951	19.78	21.28	3,468,947	3.68	1.52	1.97	-4.50	-4.07
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,384,149	9.58	10.93	194,760,814	3.84	1.00	2.30	-4.94	-3.69
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	701		9.43	6,613	1.33		0.40		-8.66
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	853,362	9.22	9.33	7,931,309	1.93	1.00	1.95	-10.31	-9.44
SAST SA Index Allocation 60/40 Portfolio Class 1	3,248		10.52	34,164	3.32		0.55		-5.15
SAST SA Index Allocation 60/40 Portfolio Class 3	5,946,132	10.24	10.38	61,387,538	4.27	1.00	1.70	-6.49	-5.83
SAST SA Index Allocation 80/20 Portfolio Class 1	97,002	10.60	10.63	1,029,125	3.61	0.40	0.55	-7.00	-6.86
SAST SA Index Allocation 80/20 Portfolio Class 3	11,725,309	10.26	10.45	121,890,431	4.11	1.00	1.95	-8.58	-7.70
SAST SA Index Allocation 90/10 Portfolio Class 1	152,518	10.64	10.67	1,622,924	6.29	0.40	0.55	-8.00	-7.86
SAST SA Index Allocation 90/10 Portfolio Class 3	34,522,396	10.31	10.50	360,711,595	4.27	1.00	1.95	-9.48	-8.61

85

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA International Index Portfolio Class 3	125,090	8.73	8.77	1,094,458	3.94	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	617,701	10.43	10.91	6,730,249	0.00	1.52	1.77	-6.44	-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	216,380	9.87	10.65	2,281,204	0.00	1.52	1.97	-6.71	-6.28
SAST SA Invesco Growth Opportunities Portfolio Class 3	7,673,370	14.20	18.64	110,610,502	0.00	1.10	2.30	-7.19	-6.06
SAST SA Invesco Main Street Large Cap Portfolio Class 1	593,991	33.15	34.69	20,578,242	1.13	1.52	1.77	-9.49	-9.26
SAST SA Invesco Main Street Large Cap Portfolio Class 2	86,357	31.35	33.82	2,896,117	0.93	1.52	1.97	-9.81	-9.40
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,210,779	14.71	16.22	48,483,895	0.87	1.00	2.30	-10.22	-9.04
SAST SA Invesco VCP Equity-Income Portfolio Class 1	1,750		9.69	16,959	3.40		0.55		-10.41
SAST SA Invesco VCP Equity-Income Portfolio Class 3	96,209,892	9.47	11.30	1,135,065,130	2.62	1.00	2.15	-12.09	-11.07
SAST SA Janus Focused Growth Portfolio Class 1	440,267	21.48	22.47	9,881,710	0.00	1.52	1.77	-0.47	-0.22
SAST SA Janus Focused Growth Portfolio Class 2	371,093	20.99	21.89	8,055,511	0.00	1.52	1.77	-0.65	-0.40
SAST SA Janus Focused Growth Portfolio Class 3	4,079,713	15.27	18.27	82,938,277	0.00	1.00	2.30	-1.27	0.03
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,418,413	10.25	13.94	36,219,428	1.56	0.55	1.77	-9.33	-8.21
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	252,488	23.38	25.18	6,271,020	1.37	1.52	1.97	-9.67	-9.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,060,639	12.72	14.83	123,595,292	1.48	1.00	2.30	-10.07	-8.89
SAST SA JPMorgan Emerging Markets Portfolio Class 1	971,631	17.10	26.77	17,399,983	2.11	1.52	1.77	-20.82	-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 2	174,821	16.18	17.43	3,018,765	1.96	1.52	1.97	-21.06	-20.70
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,481,053	9.17	9.81	97,478,253	1.99	1.00	2.30	-21.41	-20.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,841,880	17.17	56.62	102,760,897	2.11	1.52	1.77	-6.15	-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 2	136,711	51.06	55.10	7,447,510	1.98	1.52	1.97	-6.47	-6.04
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,403,489	15.31	16.91	116,686,445	1.86	1.00	2.30	-6.87	-5.64
SAST SA JPMorgan Global Equities Portfolio Class 1	1,127,984	28.53	29.85	33,573,442	1.86	1.52	1.77	-12.64	-12.42
SAST SA JPMorgan Global Equities Portfolio Class 2	102,374	27.09	29.77	2,977,589	1.67	1.40	1.97	-12.93	-12.43
SAST SA JPMorgan Global Equities Portfolio Class 3	1,436,925	12.22	12.60	24,786,516	1.60	1.00	2.30	-13.33	-12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,166,514	27.67	28.89	33,662,563	2.38	1.52	1.77	-2.30	-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	177,657	26.94	28.14	4,960,688	2.30	1.52	1.77	-2.45	-2.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	36,443,133	10.02	12.59	579,599,929	2.23	1.00	2.30	-2.97	-1.69
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,238,303	13.47	23.64	29,053,754	0.00	1.52	1.77	-6.56	-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	467,787	21.35	23.55	10,662,385	0.00	1.40	1.97	-6.91	-6.37
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,129,355	15.79	21.25	93,285,308	0.00	1.00	2.30	-7.29	-6.07
SAST SA Large Cap Growth Index Portfolio Class 3	28,048	9.57	9.60	268,780	0.59	1.00	1.55	-4.34	-3.99
SAST SA Large Cap Index Portfolio Class 3	989,431	9.79	9.85	9,708,834	4.23	1.15	1.70	-6.60	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	53,221	9.27	9.30	494,134	1.42	1.10	1.70	-7.34	-6.97
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,500,717	20.68	62.70	279,867,530	1.73	1.52	1.77	-10.25	-10.02
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	574,400	56.57	62.46	34,755,204	1.58	1.40	1.97	-10.59	-10.08
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	11,611,118	14.40	15.59	343,641,816	1.44	1.10	2.30	-10.94	-9.86
SAST SA Legg Mason Tactical Opportunities Class 1	2,943	9.66	9.68	28,446	1.80	0.40	0.55	-6.24	-6.10
SAST SA Legg Mason Tactical Opportunities Class 3	2,154,110	9.50	9.58	20,557,995	2.35	1.00	1.70	-7.55	-6.90
SAST SA MFS Blue Chip Growth Portfolio Class 1	542,748	11.45	14.57	6,575,065	0.42	1.52	1.77	-6.92	-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 2	190,402	10.86	11.69	2,205,767	0.24	1.52	1.97	-7.31	-6.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,236,314	16.39	17.86	82,905,041	0.15	1.00	2.30	-7.65	-6.43
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	909,834	19.63	44.76	40,520,445	0.83	1.52	1.77	-7.05	-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,627	40.64	43.65	6,427,721	0.64	1.52	1.97	-7.40	-6.98
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,507,113	15.03	18.27	210,166,265	0.54	1.00	2.30	-7.80	-6.58
SAST SA MFS Total Return Portfolio Class 1	2,137,865	10.33	18.61	87,756,849	2.10	0.40	1.77	-7.42	-6.13
SAST SA MFS Total Return Portfolio Class 2	572,961	37.75	40.67	23,067,850	1.92	1.52	1.97	-7.72	-7.31
SAST SA MFS Total Return Portfolio Class 3	6,598,640	12.47	14.11	152,963,635	1.91	1.00	2.30	-8.14	-6.93
SAST SA Mid Cap Index Portfolio Class 3	197,838	9.02	9.11	1,797,752	1.46	1.15	1.95	-13.57	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,612,319	13.28	13.89	22,389,028	1.24	1.52	1.77	-15.48	-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 2	566,991	12.60	13.56	7,621,150	1.09	1.52	1.97	-15.72	-15.34
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,888,603	9.30	9.74	95,609,192	0.97	1.00	2.30	-16.10	-15.00
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	88,710,369	10.03	11.38	1,054,290,448	2.93	1.00	2.15	-9.16	-8.10
SAST SA PineBridge High-Yield Bond Portfolio Class 1	987,009	29.82	31.15	30,708,725	6.90	1.52	1.77	-5.58	-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 2	197,249	28.14	30.36	5,917,414	6.26	1.52	1.97	-5.88	-5.45
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,867,974	11.36	13.63	90,796,360	6.52	1.10	2.30	-6.25	-5.11
SAST SA Putnam International Growth and Income Portfolio Class 1	1,424,717	10.15	14.79	20,886,374	3.09	1.52	1.77	-19.09	-18.89
SAST SA Putnam International Growth and Income Portfolio Class 2	258,723	13.45	14.44	3,697,007	2.84	1.52	1.97	-19.37	-19.00
SAST SA Putnam International Growth and Income Portfolio Class 3	6,858,882	7.73	9.58	86,408,531	2.76	1.10	2.30	-19.70	-18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	6,862		10.11	69,348	0.15		0.55		-9.30
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,346,231	9.72	10.60	481,249,786	2.12	1.00	2.15	-10.96	-9.93
SAST SA Small Cap Index Portfolio Class 3	193,101	8.76	8.86	1,704,304	1.04	1.00	1.95	-13.60	-12.77
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	7,267	9.68	9.70	70,374	1.11	0.40	0.55	-6.11	-5.96
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	8,728,063	9.50	9.61	83,563,828	1.40	1.00	1.95	-7.56	-6.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	5,537		10.70	59,261	3.32		0.55		-7.29
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,427,715	10.15	11.11	1,040,229,342	2.76	1.00	2.15	-9.09	-8.03
SAST SA Templeton Foreign Value Portfolio Class 2	578,168	16.35	17.84	10,260,925	4.46	1.52	1.97	-17.95	-17.58
SAST SA Templeton Foreign Value Portfolio Class 3	25,411,192	9.14	9.75	317,735,460	4.31	1.00	2.30	-18.27	-17.19
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,131	10.79	10.84	185,778	8.05	0.55	0.80	-7.37	-7.14
SAST SA VCP Dynamic Allocation Portfolio Class 3	613,923,310	10.30	12.44	8,026,805,557	3.70	1.00	2.15	-8.82	-7.75
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,381		10.69	185,780	8.36		0.55		-7.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	398,620,387	10.20	12.23	5,106,622,977	3.84	1.00	2.15	-9.17	-8.11

86

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA VCP Index Allocation Portfolio Class 3	18,479,638	9.42	9.53	175,476,252	4.95	1.00	1.95	-9.22	-8.35
SAST SA WellsCap Aggressive Growth Portfolio Class 1	836,002	12.50	24.70	20,601,768	0.00	1.52	1.77	-8.43	-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 2	104,285	22.30	24.03	2,485,307	0.00	1.52	1.97	-8.78	-8.36
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,184,264	14.09	14.38	20,503,098	0.00	1.10	2.30	-9.15	-8.05
VALIC Company I International Equities Index Fund	443,827	9.81	9.86	4,353,291	2.01	1.10	1.40	-14.95	-14.69
VALIC Company I International Socially Responsible Fund	76,339	11.25	11.71	885,948	1.73	1.10	1.40	-9.73	-9.46
VALIC Company I Mid Cap Index Fund	296,952	11.38	12.24	3,557,636	1.10	1.10	1.40	-12.67	-12.41
VALIC Company I Nasdaq-100 Index Fund	167,014	13.42	15.32	2,507,370	0.54	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	251,376	10.46	12.31	2,968,420	1.00	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	776,807	11.86	13.05	10,022,502	1.78	1.10	1.70	-6.33	-5.77

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,258,640	27.17	28.22	63,609,571	1.52	1.52	1.77	14.20	14.48
American Funds IS Asset Allocation Fund Class 3	438,551	84.27	85.99	37,677,673	1.58	1.30	1.40	14.68	14.79
American Funds IS Capital Income Builder Class 4	146,919	10.47	11.02	1,611,137	2.43	1.10	1.70	10.76	11.42
American Funds IS Global Growth Fund Class 2	4,289,148	40.33	43.21	184,043,666	0.66	1.52	1.97	28.91	29.49
American Funds IS Growth Fund Class 2	6,385,119	39.73	42.55	269,431,096	0.50	1.52	1.97	25.80	26.36
American Funds IS Growth Fund Class 3	534,374	388.44	396.35	211,655,455	0.57	1.30	1.40	26.61	26.73
American Funds IS Growth-Income Fund Class 2	7,539,285	32.46	34.78	260,278,687	1.36	1.52	1.97	20.00	20.54
American Funds IS Growth-Income Fund Class 3	640,980	244.91	250.13	167,450,242	1.42	0.75	0.85	7.05	7.17
American Funds IS High-Income Bond Fund Class 3	113,179	104.81	106.94	12,097,375	6.48	1.30	1.40	5.54	5.65
American Funds IS International Fund Class 3	427,823	71.68	73.14	31,261,822	1.33	1.30	1.40	30.40	30.53
American Funds IS Ultra-Short Bond Fund Class 3	212,145	19.32	19.71	4,180,825	0.37	1.30	1.40	-0.86	-0.76
American Funds IS US Government/AAA-Rated Securities Fund Class 3	252,166	39.75	40.56	10,222,233	1.36	1.30	1.40	0.31	0.41
AST SA BlackRock Multi-Asset Income Portfolio Class 1	583		10.44	6,091	0.00		0.55		4.43
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,400,871	10.24	11.34	16,582,698	2.43	1.00	2.30	2.42	3.74
AST SA PGI Asset Allocation Portfolio Class 1	2,021,747	42.31	44.10	89,143,380	2.64	1.52	1.77	11.76	12.04
AST SA PGI Asset Allocation Portfolio Class 2	126,277	40.07	43.04	5,333,892	2.44	1.52	1.97	11.37	11.87
AST SA PGI Asset Allocation Portfolio Class 3	1,784,246	13.51	16.52	43,796,259	2.55	1.00	2.30	10.90	12.34
AST SA Wellington Capital Appreciation Portfolio Class 1	2,351,268	32.44	125.11	289,531,323	0.00	1.52	1.77	30.46	30.78
AST SA Wellington Capital Appreciation Portfolio Class 2	358,233	115.22	124.38	43,466,909	0.00	1.40	1.97	30.00	30.74
AST SA Wellington Capital Appreciation Portfolio Class 3	8,445,353	18.68	28.05	432,692,185	0.00	1.10	2.30	29.45	31.00
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,667,599	14.11	21.55	57,076,950	1.75	1.52	1.77	1.13	1.39
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,071,364	19.63	21.07	22,378,418	1.57	1.52	1.97	0.85	1.31
AST SA Wellington Government and Quality Bond Portfolio Class 3	33,108,814	10.21	11.30	509,688,431	1.57	1.00	2.30	0.42	1.73
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,075,356	11.32	11.40	12,218,739	0.28	1.00	1.55	14.28	14.91
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	63,521	10.70	11.40	704,813	2.22	1.10	1.70	12.79	13.47
BlackRock Global Allocation V.I. Fund Class III	233,444	10.58	11.21	2,544,314	1.32	1.10	1.70	11.80	12.47
Columbia VP Asset Allocation Fund Class 1	43,915	18.17	18.93	831,361	1.65	1.52	1.77	13.60	13.88
Columbia VP Dividend Opportunity Fund Class 1	100,166	18.43	19.23	1,915,068	0.00	1.52	1.77	12.38	12.66
Columbia VP Emerging Markets Bond Fund Class 2	472	11.14	11.33	5,346	5.85	1.10	1.70	9.82	10.47
Columbia VP Income Opportunities Fund Class 1	457,734	23.94	26.16	11,742,899	5.68	1.52	2.17	4.28	4.96
Columbia VP Large Cap Growth Fund Class 1	1,853,480	13.06	13.20	24,420,259	0.00	1.52	2.17	25.39	26.21
Columbia VP Limited Duration Credit Fund Class 2	13,635		9.98	135,631	4.63	1.10	1.40	0.39	0.69
Columbia VP Loomis Sayles Growth Fund Class 1	138,744	13.63	13.69	1,897,331	0.00	1.52	1.77	30.70	31.03
Columbia VP Mid Cap Growth Opportunity Fund Class 1	19,249	18.15	20.63	390,642	0.00	1.52	2.02	20.53	21.14
Columbia VP Overseas Core Fund Class 2	115,655	12.11	12.16	1,405,945	1.94	1.52	1.77	24.96	25.27
Columbia VP Small Company Growth Fund Class 1	32,307	22.70	23.69	761,082	0.00	1.52	1.77	26.99	27.30
FTVIP Franklin Allocation VIP Fund Class 2	3,385,228	13.17	14.85	48,136,825	2.72	1.10	2.30	9.44	10.76
FTVIP Franklin Income VIP Fund Class 2	9,766,849	13.85	15.64	146,560,863	4.12	1.10	2.30	7.19	8.48
FTVIP Franklin Strategic Income VIP Fund Class 2	114,163	10.15	10.33	1,171,835	3.58	1.10	1.70	2.80	3.42
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	4,837	10.33	10.95	52,958	0.32	1.10	1.35	11.60	11.88
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,993		10.02	19,973	0.08		0.55		0.22
Goldman Sachs VIT Government Money Market Fund Service Shares	5,174,833	9.74	9.87	50,845,358	0.49	1.10	1.90	-1.38	-0.59
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	92,876	9.48	9.52	882,319	2.03	1.10	1.70	3.38	4.00
Invesco V.I. American Franchise Fund Series II	984,724	17.23	21.33	21,434,759	0.00	1.10	2.30	24.15	25.64
Invesco V.I. Balanced-Risk Allocation Fund Series II	59,289	11.10	11.53	673,985	4.21	1.10	1.40	8.31	8.63
Invesco V.I. Comstock Fund Series II	15,115,708	15.32	17.63	326,546,085	1.94	1.10	2.30	14.91	16.29
Invesco V.I. Growth and Income Fund Series II	19,707,806	15.53	17.85	457,564,123	1.29	1.10	2.30	11.45	12.79
Ivy VIP Asset Strategy Class II	36,304	9.68	10.17	364,798	1.55	1.10	1.70	16.29	16.98
Lord Abbett Bond Debenture Portfolio Class VC	100,074	11.01	11.70	1,159,872	4.31	1.10	1.70	7.38	8.02
Lord Abbett Fundamental Equity Portfolio Class VC	22,863	12.10	12.60	286,796	1.18	1.10	1.40	11.01	11.35
Lord Abbett Growth and Income Portfolio Class VC	10,424,570	15.09	15.11	199,036,637	1.30	1.10	2.30	10.81	12.14
Lord Abbett Mid Cap Stock Portfolio Class VC	740,010	22.72	23.63	17,441,023	0.58	1.52	1.77	4.96	5.22
Lord Abbett Short Duration Income Portfolio Class VC	119,329	10.02	10.24	1,215,588	3.95	1.10	1.70	0.47	1.07
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,721	10.13	10.90	1,081,536	1.97	1.10	1.70	10.65	11.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	90,513	9.34	9.69	872,098	0.00	1.10	1.70	4.89	5.52
PIMCO All Asset Portfolio Advisor Class	3,324	10.88	10.89	36,196	4.06	1.10	1.35	11.86	12.14
PIMCO Dynamic Bond Portfolio Advisor Class	86,098	10.25	10.41	892,864	1.66	1.10	1.70	3.14	3.76
PIMCO Emerging Markets Bond Portfolio Advisor Class	16,871	11.23	11.57	190,856	5.06	1.10	1.40	8.24	8.57
PVC Diversified International Account Class 1	94,227	8.84	9.38	876,588	1.89	1.40	1.80	26.77	27.27
PVC Equity Income Account Class 1	702,864	18.87	20.16	14,019,976	2.22	1.40	1.80	18.92	19.40
PVC Equity Income Account Class 2	460,725	17.67	18.21	8,521,794	1.94	1.52	1.95	18.44	18.95
PVC Government & High Quality Bond Account Class 1	252,736	8.15	8.69	2,153,085	4.13	1.40	1.80	0.06	0.46

87

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Income Account Class 1	351,551	10.46	11.18	3,884,877	4.35	1.40	1.80	3.25	3.66
PVC Income Account Class 2	174,373	9.87	10.53	1,828,733	4.03	1.55	1.95	2.85	3.26
PVC LargeCap Growth Account Class 1	44,816	13.71	14.65	649,905	0.39	1.40	1.80	32.49	33.02
PVC LargeCap Growth Account Class 2	36,730	12.91	13.76	502,580	0.16	1.55	1.95	31.95	32.48
PVC MidCap Account Class 1	77,069	24.83	26.50	2,006,847	0.55	1.40	1.80	23.28	23.78
PVC MidCap Account Class 2	31,625	23.22	24.76	777,389	0.34	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	399,871	25.15	26.85	10,649,159	1.24	1.40	1.80	18.60	19.08
PVC Principal Capital Appreciation Account Class 2	87,707	23.49	25.06	2,181,936	1.04	1.55	1.95	18.14	18.61
PVC Real Estate Securities Account Class 1	11,579	32.59	34.66	400,477	1.66	1.40	1.80	7.25	7.68
PVC Real Estate Securities Account Class 2	8,507	32.18	33.24	281,058	1.50	1.55	1.70	7.11	7.27
PVC SAM Balanced Portfolio Class 1	1,930,268	16.10	17.19	32,413,454	2.08	1.40	1.80	13.16	13.61
PVC SAM Balanced Portfolio Class 2	1,781,409	15.13	16.22	28,573,506	1.97	1.52	1.95	12.67	13.15
PVC SAM Conservative Balanced Portfolio Class 1	272,930	10.93	11.66	3,135,209	2.82	1.40	1.80	9.48	9.91
PVC SAM Conservative Balanced Portfolio Class 2	317,546	10.28	15.34	3,476,585	2.52	1.52	1.95	9.00	9.47
PVC SAM Conservative Growth Portfolio Class 1	936,499	17.57	18.75	17,121,727	1.57	1.40	1.80	17.65	18.12
PVC SAM Conservative Growth Portfolio Class 2	972,901	16.47	17.61	16,899,421	1.32	1.52	1.95	17.16	17.67
PVC SAM Flexible Income Portfolio Class 1	455,926	12.07	12.90	5,757,746	3.35	1.40	1.80	6.48	6.91
PVC SAM Flexible Income Portfolio Class 2	493,134	11.36	14.96	5,957,226	2.97	1.52	1.95	6.05	6.51
PVC SAM Strategic Growth Portfolio Class 1	186,940	19.54	20.84	3,831,504	1.56	1.40	1.80	20.05	20.53
PVC SAM Strategic Growth Portfolio Class 2	364,554	18.33	19.66	7,050,266	1.21	1.52	1.95	19.60	20.11
PVC Short-Term Income Account Class 1	210,478	7.38	7.89	1,601,410	1.72	1.40	1.80	0.56	0.97
PVC SmallCap Account Class 1	53,912	13.40	14.29	746,306	0.37	1.40	1.80	10.86	11.30
PVC SmallCap Account Class 2	30,689	12.58	13.37	407,370	0.14	1.55	1.95	10.40	10.84
SST SA Allocation Balanced Portfolio Class 3	8,614,951	11.28	14.35	133,341,324	1.59	1.10	2.30	8.02	9.32
SST SA Allocation Growth Portfolio Class 3	3,325,400	10.97	16.19	57,261,512	1.25	1.00	2.15	9.68	15.33
SST SA Allocation Moderate Growth Portfolio Class 1	3,197		11.23	35,910	0.25		0.55		12.31
SST SA Allocation Moderate Growth Portfolio Class 3	13,289,970	10.81	14.92	213,552,544	1.46	1.00	2.30	8.11	12.54
SST SA Allocation Moderate Portfolio Class 1	1,802		11.08	19,973	0.00		0.55		10.83
SST SA Allocation Moderate Portfolio Class 3	11,808,264	1.46	4.67	188,107,096	1.47	0.30	1.50	9.50	10.83
SST SA Columbia Focused Value Portfolio Class 3	6,117	12.89	13.94	83,448	1.47	1.10	1.70	19.35	20.07
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	24,999	10.23	10.41	254,806	2.61	1.10	1.40	2.29	2.60
SST SA Multi-Managed International Equity Portfolio Class 3	33,506	11.33	11.39	378,935	2.26	1.10	1.40	24.66	25.04
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	11,138	13.14	13.91	147,016	0.29	1.10	1.40	25.61	25.99
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,111	11.89	12.39	158,154	2.08	1.10	1.40	12.45	12.78
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,424	12.56	13.42	385,834	0.00	1.10	1.40	24.25	24.62
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,143	11.75	12.49	331,327	1.01	1.10	1.40	11.07	11.40
SST SA Multi-Managed Small Cap Portfolio Class 3	13,747	11.32	12.93	172,473	0.14	1.10	1.70	8.37	9.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,015,324	12.07	12.21	24,488,106	2.40	1.00	1.95	17.19	18.30
SST SA T. Rowe Price Growth Stock Portfolio Class 3	18,852	12.93	14.87	275,162	0.00	1.10	1.70	30.65	31.43
SST SA Wellington Real Return Portfolio Class 1	-		10.12	-	0.00		0.80		1.22
SST SA Wellington Real Return Portfolio Class 3	26,817,930	10.02	10.54	304,273,375	2.16	1.00	2.30	-0.38	0.24
SAST SA AB Growth Portfolio Class 1	2,256,069	20.99	79.95	178,356,404	0.04	1.52	1.77	29.69	30.01
SAST SA AB Growth Portfolio Class 2	257,411	72.49	79.71	19,887,731	0.00	1.40	1.97	29.24	29.97
SAST SA AB Growth Portfolio Class 3	2,291,734	19.61	23.04	107,720,106	0.00	1.10	2.30	28.69	30.23
SAST SA AB Small & Mid Cap Value Portfolio Class 2	361,455	37.07	39.74	14,272,200	0.21	1.52	1.97	10.72	11.21
SAST SA AB Small & Mid Cap Value Portfolio Class 3	14,140,741	15.78	21.80	417,732,726	0.14	1.10	2.30	10.24	11.57
SAST SA American Funds Asset Allocation Portfolio Class 1	7,360		11.24	82,743	0.00		0.55		12.42
SAST SA American Funds Asset Allocation Portfolio Class 3	28,637,415	14.04	16.39	509,770,442	0.84	1.00	2.30	13.26	14.74
SAST SA American Funds Global Growth Portfolio Class 3	19,761,382	15.59	19.31	408,793,177	0.92	1.10	2.30	28.13	29.67
SAST SA American Funds Growth Portfolio Class 3	15,275,769	17.40	20.03	328,360,182	0.45	1.10	2.30	25.04	26.54
SAST SA American Funds Growth-Income Portfolio Class 3	13,148,407	16.55	18.30	257,275,092	1.57	1.10	2.30	19.26	20.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	547		11.13	6,092	0.00		0.55		11.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	104,730,830	10.75	13.44	1,465,252,211	0.78	1.00	2.15	7.45	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	-	10.97	10.99	-	0.00	0.55	0.80	9.65	9.90
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,477,093	10.60	11.32	637,444,039	0.01	1.00	2.15	6.01	9.67
SAST SA Columbia Technology Portfolio Class 1	2,093,063	5.85	6.11	12,769,743	0.00	1.52	1.77	32.82	33.16
SAST SA Columbia Technology Portfolio Class 2	730,919	5.54	6.07	4,319,847	0.00	1.40	1.97	32.36	33.11
SAST SA Columbia Technology Portfolio Class 3	3,895,817	23.66	24.41	45,653,006	0.00	1.10	2.30	31.80	33.38
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,228,471	9.99	11.39	26,448,880	0.30	0.80	1.77	-1.05	-0.15
SAST SA DFA Ultra Short Bond Portfolio Class 2	560,787	10.83	11.60	6,436,847	0.11	1.52	1.97	-1.40	-0.95
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,005,045	7.96	9.43	145,166,212	0.03	1.00	2.30	-1.82	-0.54
SAST SA Dogs of Wall Street Portfolio Class 1	894,760	29.70	30.99	27,695,274	2.24	1.52	1.77	16.74	17.03
SAST SA Dogs of Wall Street Portfolio Class 2	207,186	28.29	30.29	6,220,861	2.12	1.52	1.97	16.33	16.86
SAST SA Dogs of Wall Street Portfolio Class 3	4,536,213	16.67	23.50	118,646,939	2.13	1.10	2.30	15.84	17.23
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,705,764	29.97	31.29	53,276,131	4.40	1.52	1.77	4.77	5.03
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	511,063	28.47	30.55	15,464,857	4.06	1.52	1.97	4.41	4.88
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	30,602,211	11.34	16.09	644,587,323	4.29	1.00	2.30	3.96	5.32
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	630,704	35.96	37.52	23,652,055	2.74	1.52	1.77	3.54	3.80
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	151,544	34.17	36.63	5,498,633	2.54	1.52	1.97	3.18	3.64
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,501,089	11.92	12.54	182,914,559	2.60	1.10	2.30	2.74	3.98
SAST SA Fixed Income Index Portfolio Class 3	100,488	10.01	10.02	1,006,326	0.00	1.15	1.70	0.07	0.20
SAST SA Fixed Income Intermediate Index Portfolio Class 3	81,380	9.91	9.92	807,053	0.00	1.15	1.55	-0.89	-0.80
SAST SA Franklin Small Company Value Portfolio Class 3	9,350,466	14.95	17.87	172,345,919	0.39	1.10	2.30	7.06	8.35
SAST SA Goldman Sachs Global Bond Portfolio Class 1	894,435	14.31	22.74	20,275,282	2.93	1.52	1.77	4.94	5.20
SAST SA Goldman Sachs Global Bond Portfolio Class 2	190,433	20.71	22.18	4,181,119	2.66	1.52	1.97	4.58	5.05
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,333,967	9.95	11.49	232,541,688	2.79	1.00	2.30	4.13	5.49
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	66,524	10.29	10.30	684,988	0.22	1.15	1.55	2.89	2.99
SAST SA Index Allocation 60/40 Portfolio Class 1	3,296		11.09	36,553	0.90		0.55		10.91

88

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Index Allocation 60/40 Portfolio Class 3	2,196,778	10.95	11.02	24,151,784	0.68	1.00	1.70	9.52	10.21
SAST SA Index Allocation 80/20 Portfolio Class 1	–		11.40	–	0.00		0.55		13.96
SAST SA Index Allocation 80/20 Portfolio Class 3	5,324,505	11.25	11.32	60,146,364	1.07	1.00	1.70	12.54	13.25
SAST SA Index Allocation 90/10 Portfolio Class 1	12,090		11.57	139,833	0.00		0.55		15.66
SAST SA Index Allocation 90/10 Portfolio Class 3	14,744,972	11.40	11.49	169,041,332	1.05	1.00	1.95	13.96	14.93
SAST SA International Index Portfolio Class 3	13,191	10.33	10.35	136,435	1.80	1.15	1.80	3.32	3.48
SAST SA Invesco Growth Opportunities Portfolio Class 1	658,025	11.15	11.63	7,644,244	0.00	1.52	1.77	22.67	22.97
SAST SA Invesco Growth Opportunities Portfolio Class 2	232,088	10.58	11.37	2,613,375	0.00	1.52	1.97	22.24	22.79
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,032,810	15.11	20.09	138,642,573	0.00	1.10	2.30	21.72	23.18
SAST SA Invesco Main Street Large Cap Portfolio Class 1	681,584	36.63	38.23	26,027,800	1.03	1.52	1.77	14.83	15.11
SAST SA Invesco Main Street Large Cap Portfolio Class 2	99,114	34.75	37.32	3,671,426	0.84	1.52	1.97	14.43	14.94
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,416,386	16.10	18.07	59,024,297	0.83	1.10	2.30	13.94	15.31
SAST SA Invesco VCP Equity-Income Portfolio Class 3	95,069,578	10.65	12.85	1,265,407,256	0.90	1.00	2.15	6.50	7.66
SAST SA Janus Focused Growth Portfolio Class 1	521,692	21.58	22.52	11,733,946	0.00	1.52	1.77	27.88	28.20
SAST SA Janus Focused Growth Portfolio Class 2	429,263	21.12	21.97	9,363,245	0.00	1.52	1.77	27.69	28.00
SAST SA Janus Focused Growth Portfolio Class 3	4,844,465	15.20	18.50	99,116,815	0.00	1.10	2.30	26.89	28.41
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,516,772	15.38	28.44	42,911,852	1.59	1.52	1.77	12.56	12.84
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	285,880	25.89	27.75	7,830,579	1.41	1.52	1.97	12.17	12.67
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,121,123	13.96	16.50	119,496,366	1.45	1.00	2.30	11.69	13.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,104,487	21.59	33.73	24,911,399	2.05	1.52	1.77	39.79	40.14
SAST SA JPMorgan Emerging Markets Portfolio Class 2	190,908	20.50	21.99	4,158,759	1.89	1.52	1.97	39.31	39.93
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,650,357	11.46	12.48	126,652,852	1.74	1.10	2.30	38.71	40.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,083,378	18.30	60.17	123,687,488	2.07	1.52	1.77	16.22	16.51
SAST SA JPMorgan Equity-Income Portfolio Class 2	154,933	54.59	58.65	8,988,827	1.91	1.52	1.97	15.81	16.34
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,070,332	16.15	18.15	140,944,540	1.91	1.10	2.30	15.32	16.71
SAST SA JPMorgan Global Equities Portfolio Class 1	1,235,550	32.66	34.08	41,995,898	1.81	1.52	1.77	22.17	22.47
SAST SA JPMorgan Global Equities Portfolio Class 2	114,017	31.12	33.99	3,790,728	1.68	1.40	1.97	21.74	22.44
SAST SA JPMorgan Global Equities Portfolio Class 3	1,565,465	14.10	14.28	30,823,302	1.59	1.10	2.30	21.22	22.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,278,053	28.32	29.50	37,655,182	2.31	1.52	1.77	2.13	2.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	221,946	27.62	28.78	6,341,421	2.18	1.52	1.77	1.98	2.23
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,011,014	10.19	12.97	703,755,258	2.16	1.00	2.30	1.34	2.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,337,546	14.42	25.24	33,512,190	0.00	1.52	1.77	27.38	27.70
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	525,997	22.94	25.16	12,833,247	0.00	1.40	1.97	26.94	27.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,655,356	16.73	22.92	112,694,882	0.00	1.10	2.30	26.39	27.91
SAST SA Large Cap Index Portfolio Class 3	553,199	10.48	10.49	5,798,341	0.00	1.15	1.55	4.81	4.91
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,994,805	23.04	69.68	345,232,161	1.76	1.52	1.77	18.46	18.76
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	638,187	63.27	69.46	43,046,918	1.59	1.40	1.97	18.05	18.72
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	12,159,415	15.98	17.50	413,453,388	1.54	1.10	2.30	17.55	18.96
SAST SA Legg Mason Tactical Opportunities Class 1	2,314		10.31	23,851	0.36		0.55		3.05
SAST SA Legg Mason Tactical Opportunities Class 3	283,268	10.28	10.29	2,912,461	0.27	1.15	1.55	2.76	2.85
SAST SA MFS Blue Chip Growth Portfolio Class 1	628,960	12.30	15.61	8,154,326	0.72	1.52	1.77	24.81	25.13
SAST SA MFS Blue Chip Growth Portfolio Class 2	224,398	11.72	12.55	2,793,112	0.53	1.52	1.97	24.38	24.94
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,856,762	17.43	19.34	99,386,742	0.47	1.10	2.30	23.85	25.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,037,465	21.12	48.03	49,594,539	1.04	1.52	1.77	21.26	21.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	179,689	43.89	46.92	8,355,736	0.85	1.52	1.97	20.84	21.38
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,771,722	16.01	19.81	261,223,335	0.81	1.10	2.30	20.32	21.77
SAST SA MFS Total Return Portfolio Class 1	2,420,528	20.10	44.95	107,789,576	2.46	1.52	1.77	10.26	10.54
SAST SA MFS Total Return Portfolio Class 2	663,581	40.91	43.88	28,831,401	2.29	1.52	1.97	9.88	10.37
SAST SA MFS Total Return Portfolio Class 3	6,814,323	13.40	15.36	177,549,051	2.28	1.00	2.30	9.41	10.84
SAST SA Mid Cap Index Portfolio Class 3	16,855	10.43	10.45	176,136	0.60	1.15	1.95	4.35	4.54
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,839,686	15.72	16.40	30,148,322	1.20	1.52	1.77	22.86	23.17
SAST SA Morgan Stanley International Equities Portfolio Class 2	635,865	14.95	16.02	10,105,910	1.03	1.52	1.97	22.43	22.98
SAST SA Morgan Stanley International Equities Portfolio Class 3	8,553,906	11.09	11.41	123,218,042	0.97	1.10	2.30	21.91	23.37
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	–		11.37	–	0.00		0.55		13.72
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	90,455,794	10.92	12.53	1,173,983,269	0.19	1.00	2.15	9.16	13.72
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,156,588	31.58	32.91	38,016,279	9.09	1.52	1.77	7.81	8.08
SAST SA PineBridge High-Yield Bond Portfolio Class 2	246,858	29.89	32.11	7,827,063	8.89	1.52	1.97	7.44	7.92
SAST SA PineBridge High-Yield Bond Portfolio Class 3	5,860,995	11.97	14.54	116,360,217	0.00	1.10	2.30	6.98	8.27
SAST SA Putnam International Growth and Income Portfolio Class 1	1,625,391	12.54	18.24	29,412,803	1.53	1.52	1.77	22.32	22.62
SAST SA Putnam International Growth and Income Portfolio Class 2	292,252	16.68	17.83	5,160,572	1.37	1.52	1.97	21.89	22.44
SAST SA Putnam International Growth and Income Portfolio Class 3	7,426,724	9.62	11.79	115,766,412	1.23	1.10	2.30	21.37	22.83
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,826		11.14	165,195	0.00		0.55		11.43
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,083,192	10.79	11.87	532,884,307	0.00	1.00	2.30	7.92	10.53
SAST SA Small Cap Index Portfolio Class 3	12,405	10.14	10.16	125,918	0.23	1.15	1.95	1.38	1.57
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	521,341	10.28	10.29	5,363,729	0.20	1.15	1.70	2.78	2.92
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	75,659,289	11.03	12.19	939,117,877	0.03	0.85	2.30	10.31	16.21
SAST SA Templeton Foreign Value Portfolio Class 2	624,363	19.93	21.64	13,450,684	2.52	1.52	1.97	19.22	19.75
SAST SA Templeton Foreign Value Portfolio Class 3	26,653,126	11.18	11.72	405,761,879	2.44	1.10	2.30	18.71	20.14
SAST SA VCP Dynamic Allocation Portfolio Class 1	2,865	11.65	11.68	33,454	1.11	0.55	0.80	16.52	16.78
SAST SA VCP Dynamic Allocation Portfolio Class 3	661,860,534	11.17	13.64	9,416,742,282	1.10	1.00	2.15	11.65	17.40
SAST SA VCP Dynamic Strategy Portfolio Class 1	2,896		11.55	33,455	1.08		0.55		15.53
SAST SA VCP Dynamic Strategy Portfolio Class 3	429,754,292	11.10	13.46	6,014,279,127	1.07	1.00	2.15	11.02	15.85
SAST SA VCP Index Allocation Portfolio Class 3	948,845	10.38	10.40	9,859,521	0.29	1.00	1.95	3.76	3.98
SAST SA WellsCap Aggressive Growth Portfolio Class 1	908,624	13.65	26.90	24,394,787	0.00	1.52	1.77	27.32	27.64
SAST SA WellsCap Aggressive Growth Portfolio Class 2	115,170	24.44	26.22	2,993,503	0.00	1.52	1.97	26.88	27.45
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,335,480	15.51	15.64	25,328,561	0.00	1.10	2.30	26.33	27.85
VALIC Company I International Equities Index Fund	410,941	11.50	11.59	4,727,345	2.29	1.10	1.40	22.63	22.99
VALIC Company I International Socially Responsible Fund	76,390	12.46	12.94	979,815	1.33	1.10	1.40	21.01	21.37

89

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Mid Cap Index Fund	275,964	13.04	13.98	3,780,228	0.97	1.10	1.40	14.30	14.64
VALIC Company I Nasdaq-100 Index Fund	161,740	13.74	15.59	2,472,309	0.65	1.10	1.70	30.07	30.85
VALIC Company I Small Cap Index Fund	234,208	12.59	14.02	3,155,328	0.86	1.10	1.40	12.79	13.13
VALIC Company I Stock Index Fund	822,663	12.66	13.85	11,281,677	1.43	1.10	1.70	19.37	20.09

	December 31, 2016				For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,492,696	23.79	24.65	61,334,068	1.55	1.52	1.77	7.50	7.76
American Funds IS Asset Allocation Fund Class 3	470,444	73.48	74.91	35,208,315	1.61	1.30	1.40	7.97	8.07
American Funds IS Capital Income Builder Class 4	127,777	9.45	9.89	1,258,272	3.23	1.10	1.70	2.04	2.65
American Funds IS Global Growth Fund Class 2	5,013,782	31.28	33.37	166,224,486	0.85	1.52	1.97	-1.34	-0.89
American Funds IS Growth Fund Class 2	7,384,493	31.58	33.67	246,740,667	0.73	1.52	1.97	7.36	7.84
American Funds IS Growth Fund Class 3	586,505	306.81	312.74	183,295,257	0.79	1.30	1.40	8.04	8.15
American Funds IS Growth-Income Fund Class 2	8,729,063	27.05	28.85	250,139,701	1.40	1.52	1.97	9.35	9.84
American Funds IS Growth-Income Fund Class 3	721,420	212.21	216.31	155,902,692	1.46	1.30	1.40	10.05	10.16
American Funds IS High-Income Bond Fund Class 3	125,945	99.31	101.23	12,743,372	6.13	1.30	1.40	16.05	16.17
American Funds IS International Fund Class 3	477,077	54.97	56.04	26,709,811	1.33	1.30	1.40	2.14	2.24
American Funds IS Ultra-Short Bond Fund Class 3	198,630	19.49	19.86	3,944,222	0.00	1.30	1.40	-1.48	-1.38
American Funds IS US Government/AAA-Rated Securities Fund Class 3	259,915	39.63	40.40	10,492,781	1.43	1.30	1.40	-0.17	-0.07
AST SA BlackRock Multi-Asset Income Portfolio Class 3	367,303	10.27	10.93	4,147,291	3.46	1.10	2.30	3.86	5.11
AST SA PGI Asset Allocation Portfolio Class 1	2,299,860	37.85	39.36	90,508,614	2.78	1.52	1.77	8.84	9.11
AST SA PGI Asset Allocation Portfolio Class 2	146,465	35.98	38.47	5,542,476	2.56	1.52	1.97	8.46	8.95
AST SA PGI Asset Allocation Portfolio Class 3	1,624,960	11.98	14.90	37,824,677	2.54	1.10	2.30	7.99	9.29
AST SA Wellington Capital Appreciation Portfolio Class 1	2,649,737	24.87	95.66	249,778,064	0.00	1.52	1.77	0.20	0.45
AST SA Wellington Capital Appreciation Portfolio Class 2	425,984	88.63	95.13	39,599,243	0.00	1.40	1.97	-0.15	0.42
AST SA Wellington Capital Appreciation Portfolio Class 3	9,920,776	14.26	21.67	397,797,256	0.00	1.10	2.30	-0.58	0.62
AST SA Wellington Government and Quality Bond Portfolio Class 1	3,038,083	13.95	21.25	64,177,183	1.42	1.52	1.77	-0.31	-0.06
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,205,009	19.46	20.80	24,863,926	1.18	1.52	1.97	-0.66	-0.21
AST SA Wellington Government and Quality Bond Portfolio Class 3	34,857,836	10.00	11.25	532,095,378	1.21	1.10	2.30	-1.08	0.11
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	36,876	9.91	9.92	365,573	0.00	1.15	1.30	-1.34	-1.30
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	34,361	9.49	10.05	341,871	2.06	1.10	1.70	4.38	5.00
BlackRock Global Allocation V.I. Fund Class III	219,791	9.47	9.97	2,130,989	1.25	1.10	1.70	2.06	2.67
Columbia VP Asset Allocation Fund Class 1	45,110	16.00	16.63	749,358	2.23	1.52	1.77	3.52	3.77
Columbia VP Dividend Opportunity Fund Class 1	103,609	16.40	17.07	1,758,478	0.00	1.52	1.77	11.68	11.96
Columbia VP Emerging Markets Bond Fund Class 2	206	10.15	10.25	2,111	4.42	1.10	1.70	9.21	9.86
Columbia VP Income Opportunities Fund Class 1	559,044	22.96	24.93	13,688,680	10.22	1.52	2.17	8.56	9.26
Columbia VP Large Cap Growth Fund Class 1	2,242,342	10.41	10.46	23,434,619	0.00	1.52	2.17	4.13	4.59
Columbia VP Limited Duration Credit Fund Class 2	2,720		9.91	26,949	9.90		1.10		4.13
Columbia VP Loomis Sayles Growth Fund Class 1	161,969	10.43	10.45	1,691,351	0.00	1.52	1.77	4.29	4.46
Columbia VP Mid Cap Growth Opportunity Fund Class 1	21,650	15.05	17.03	362,690	0.00	1.52	2.02	0.25	0.75
Columbia VP Overseas Core Fund Class 2	131,396	9.69	9.71	1,275,309	1.12	1.52	1.77	-3.09	-2.93
Columbia VP Small Company Growth Fund Class 1	36,596	17.88	18.61	677,629	0.00	1.52	1.77	10.77	11.05
FTVIP Franklin Allocation VIP Fund Class 2	3,615,670	12.04	13.41	46,566,420	3.84	1.10	2.30	10.61	11.95
FTVIP Franklin Income VIP Fund Class 2	10,442,843	12.92	14.42	144,932,320	4.79	1.10	2.30	11.44	12.78
FTVIP Franklin Strategic Income VIP Fund Class 2	63,662	9.88	9.99	630,437	3.55	1.10	1.70	6.12	6.76
Goldman Sachs VIT Global Trends Allocation Fund Service Shares	3,937		9.79	38,529	0.26		1.10		3.20
Goldman Sachs VIT Government Money Market Fund Service Shares	5,594,375	9.87	9.93	55,423,130	0.02	1.10	1.95	-1.27	-0.70
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	85,350	9.16	9.17	780,226	0.84	1.10	1.70	-1.41	-0.82
Invesco V.I. American Franchise Fund Series II	977,733	13.72	17.18	16,946,377	0.00	1.10	2.30	-0.30	0.90
Invesco V.I. Balanced-Risk Allocation Fund Series II	36,089	10.25	10.61	375,051	0.20	1.10	1.40	9.97	10.30
Invesco V.I. Comstock Fund Series II	16,979,208	13.17	15.34	318,217,781	1.28	1.10	2.30	14.33	15.71
Invesco V.I. Growth and Income Fund Series II	21,778,769	13.76	16.02	452,698,782	0.87	1.10	2.30	16.72	18.13
Ivy VIP Asset Strategy Class II	38,574	8.32	8.69	330,670	0.50	1.10	1.70	-4.21	-3.63
Lord Abbett Bond Debenture Portfolio Class VC	93,065	10.26	10.83	999,703	6.24	1.10	1.70	10.25	10.91
Lord Abbett Fundamental Equity Portfolio Class VC	16,046		11.31	181,508	1.23		1.10		14.48
Lord Abbett Growth and Income Portfolio Class VC	11,722,972	13.48	13.62	201,147,166	1.44	1.10	2.30	14.46	15.84
Lord Abbett Mid Cap Stock Portfolio Class VC	848,772	21.64	22.46	19,014,948	0.48	1.52	1.77	14.36	14.64
Lord Abbett Short Duration Income Portfolio Class VC	82,407	9.98	10.13	831,951	2.42	1.10	1.70	1.73	2.34
Morgan Stanley VIF Global Infrastructure Portfolio Class II	86,395	9.16	9.80	832,603	1.83	1.10	1.70	13.03	13.71
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	86,558	8.91	9.18	791,223	0.00	1.10	1.70	-2.32	-1.73
PIMCO All Asset Portfolio Advisor Class	4,141	9.71	9.86	40,334	2.19	1.10	1.40	11.34	11.67
PIMCO Dynamic Bond Portfolio Advisor Class	73,697	9.93	10.03	737,334	1.76	1.10	1.70	2.87	3.49
PIMCO Emerging Markets Bond Portfolio Advisor Class	12,726	10.35	10.69	132,663	3.99	1.10	1.40	11.63	11.96
PVC Diversified International Account Class 1	104,876	6.98	7.37	767,571	2.11	1.40	1.80	-1.43	-1.03
PVC Equity Income Account Class 1	808,983	15.87	16.88	13,498,791	2.67	1.40	1.80	13.66	14.11
PVC Equity Income Account Class 2	540,798	14.91	15.31	8,425,726	2.48	1.52	1.95	13.21	13.70
PVC Government & High Quality Bond Account Class 1	303,754	8.14	8.65	2,572,503	3.56	1.40	1.80	-0.01	0.39
PVC Income Account Class 1	388,160	10.13	10.78	4,140,656	4.54	1.40	1.80	3.84	4.25
PVC Income Account Class 2	200,256	9.60	10.20	2,034,448	4.71	1.55	1.95	3.49	3.90
PVC LargeCap Growth Account Class 1	46,464	10.35	11.01	506,909	0.26	1.40	1.80	-6.82	-6.45
PVC LargeCap Growth Account Class 2	37,831	9.79	10.39	390,805	0.08	1.55	1.95	-7.20	-6.83
PVC MidCap Account Class 1	85,276	20.14	21.41	1,795,986	0.40	1.40	1.80	8.40	8.84
PVC MidCap Account Class 2	32,010	18.91	20.09	637,942	0.12	1.55	1.95	7.99	8.42
PVC Principal Capital Appreciation Account Class 1	440,632	21.20	22.55	9,859,066	1.08	1.40	1.80	7.17	7.60

90

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2016				For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Principal Capital Appreciation Account Class 2	92,625	19.88	21.12	1,942,782	0.84	1.55	1.95	6.76	7.18
PVC Real Estate Securities Account Class 1	13,147	30.39	32.19	421,391	1.42	1.40	1.80	3.96	4.38
PVC Real Estate Securities Account Class 2	8,136	30.05	30.99	250,660	1.22	1.55	1.70	3.76	3.91
PVC SAM Balanced Portfolio Class 1	2,170,674	14.23	15.13	32,182,335	2.08	1.40	1.80	4.92	5.34
PVC SAM Balanced Portfolio Class 2	2,043,509	13.43	14.33	28,981,100	1.83	1.52	1.95	4.57	5.02
PVC SAM Conservative Balanced Portfolio Class 1	290,260	9.98	10.61	3,038,294	2.43	1.40	1.80	4.48	4.90
PVC SAM Conservative Balanced Portfolio Class 2	334,936	9.43	14.02	3,437,949	2.17	1.52	1.95	4.03	4.48
PVC SAM Conservative Growth Portfolio Class 1	1,063,647	14.94	15.88	16,493,154	1.40	1.40	1.80	5.09	5.51
PVC SAM Conservative Growth Portfolio Class 2	1,119,781	14.05	14.97	16,542,913	1.17	1.52	1.95	4.70	5.15
PVC SAM Flexible Income Portfolio Class 1	509,471	11.33	12.07	6,036,946	3.15	1.40	1.80	5.14	5.56
PVC SAM Flexible Income Portfolio Class 2	573,433	10.72	14.05	6,504,225	3.08	1.52	1.95	4.68	5.13
PVC SAM Strategic Growth Portfolio Class 1	219,047	16.28	17.29	3,730,405	1.36	1.40	1.80	4.26	4.68
PVC SAM Strategic Growth Portfolio Class 2	407,450	15.32	16.37	6,563,683	1.19	1.52	1.95	3.87	4.31
PVC Short-Term Income Account Class 1	177,800	7.34	7.81	1,357,068	2.86	1.40	1.80	0.32	0.72
PVC SmallCap Account Class 1	57,427	12.09	12.84	716,661	0.24	1.40	1.80	15.30	15.76
PVC SmallCap Account Class 2	32,325	11.39	12.06	386,646	0.07	1.55	1.95	14.90	15.36
SST SA Allocation Balanced Portfolio Class 3	9,119,217	10.32	13.28	129,162,151	1.85	1.10	2.30	2.84	4.08
SST SA Allocation Growth Portfolio Class 3	1,856,917	10.37	14.04	27,253,677	1.68	1.10	2.15	3.50	4.59
SST SA Allocation Moderate Growth Portfolio Class 3	13,266,860	10.35	13.26	187,803,555	1.74	1.10	2.30	3.26	4.50
SST SA Allocation Moderate Portfolio Class 3	12,342,311	10.34	13.36	176,012,657	1.72	1.10	2.30	3.18	4.42
SST SA Columbia Focused Value Portfolio Class 3	5,080	10.80	11.61	57,717	1.02	1.10	1.70	17.02	17.72
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	11,676	10.00	10.15	117,253	1.22	1.10	1.40	1.76	2.06
SST SA Multi-Managed International Equity Portfolio Class 3	25,297	9.06	9.14	229,722	1.62	1.10	1.40	-1.72	-1.42
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	7,720	10.46	11.04	80,367	0.18	1.10	1.40	1.44	1.74
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,958	10.58	10.98	117,223	1.51	1.10	1.40	13.19	13.53
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	28,632	10.11	10.77	302,355	0.00	1.10	1.40	3.06	3.37
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	28,179	10.57	11.21	307,756	0.97	1.10	1.40	14.13	14.48
SST SA Multi-Managed Small Cap Portfolio Class 3	14,191	10.87	11.86	162,460	0.00	1.10	1.40	16.98	17.34
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	35,541	10.31	10.77	363,204	0.94	1.10	1.40	5.63	5.95
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,527	9.90	11.31	236,869	0.00	1.10	1.70	-0.71	-0.11
SST SA Wellington Real Return Portfolio Class 3	26,513,148	9.94	10.58	299,204,645	0.00	1.10	2.30	1.35	2.57
SAST SA AB Growth Portfolio Class 1	2,525,631	16.18	61.49	153,724,858	0.20	1.52	1.77	1.02	1.27
SAST SA AB Growth Portfolio Class 2	294,065	56.09	61.33	17,516,431	0.04	1.40	1.97	0.66	1.24
SAST SA AB Growth Portfolio Class 3	2,620,315	15.06	17.90	98,137,751	0.00	1.10	2.30	0.23	1.44
SAST SA AB Small & Mid Cap Value Portfolio Class 2	411,577	33.48	35.73	14,606,638	0.23	1.52	1.97	22.34	22.89
SAST SA AB Small & Mid Cap Value Portfolio Class 3	15,477,739	14.15	19.78	414,810,848	0.13	1.10	2.30	21.82	23.29
SAST SA American Funds Asset Allocation Portfolio Class 3	16,750,562	12.20	14.47	259,103,746	1.74	1.10	2.30	6.62	7.91
SAST SA American Funds Global Growth Portfolio Class 3	23,925,284	12.02	15.07	383,199,593	1.69	1.10	2.30	-1.93	-0.75
SAST SA American Funds Growth Portfolio Class 3	17,720,152	13.75	16.02	302,223,973	0.32	1.10	2.30	6.70	7.99
SAST SA American Funds Growth-Income Portfolio Class 3	14,664,143	13.71	15.35	238,231,669	1.41	1.10	2.30	8.69	9.99
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	87,433,286	10.38	12.00	1,083,367,773	0.75	1.10	2.15	4.73	5.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	37,804,236	10.32	10.42	392,953,337	0.06	1.10	2.15	3.19	4.21
SAST SA Columbia Technology Portfolio Class 1	2,142,987	4.41	4.59	9,818,919	0.00	1.52	1.77	14.78	15.07
SAST SA Columbia Technology Portfolio Class 2	749,966	4.19	4.56	3,335,976	0.00	1.40	1.97	14.38	15.04
SAST SA Columbia Technology Portfolio Class 3	4,304,127	17.74	18.52	35,541,994	0.00	1.10	2.30	13.89	15.26
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,220,534	8.97	11.98	26,566,749	0.00	1.52	1.77	-1.84	-1.60
SAST SA DFA Ultra Short Bond Portfolio Class 2	594,953	10.98	11.71	6,918,068	0.00	1.52	1.97	-2.18	-1.74
SAST SA DFA Ultra Short Bond Portfolio Class 3	16,545,399	8.10	9.45	162,598,335	0.00	1.10	2.30	-2.60	-1.43
SAST SA Dogs of Wall Street Portfolio Class 1	1,015,867	25.44	26.48	26,869,209	2.30	1.52	1.77	15.87	16.15
SAST SA Dogs of Wall Street Portfolio Class 2	234,696	24.32	25.92	6,032,698	2.08	1.52	1.97	15.46	15.98
SAST SA Dogs of Wall Street Portfolio Class 3	4,930,440	14.22	20.28	111,516,305	2.09	1.10	2.30	14.97	16.35
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,864,212	28.61	29.79	55,446,454	4.62	1.52	1.77	6.85	7.11
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	582,655	27.26	29.13	16,840,051	4.56	1.52	1.97	6.47	6.95
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	30,459,042	10.72	15.47	621,684,478	4.35	1.10	2.30	6.02	7.29
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	734,690	34.73	36.15	26,542,108	2.29	1.52	1.77	6.73	6.99
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	186,950	33.12	35.35	6,550,251	2.23	1.52	1.97	6.36	6.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,107,470	11.60	12.06	189,467,738	1.92	1.10	2.30	5.90	7.18
SAST SA Franklin Small Company Value Portfolio Class 3	10,201,524	13.79	16.69	173,968,272	0.43	1.10	2.30	27.60	29.13
SAST SA Goldman Sachs Global Bond Portfolio Class 1	978,868	13.64	21.61	21,096,111	0.30	1.52	1.77	-0.46	-0.22
SAST SA Goldman Sachs Global Bond Portfolio Class 2	233,878	19.81	21.11	4,894,067	0.13	1.52	1.97	-0.81	-0.36
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,589,023	9.40	11.04	226,434,646	0.07	1.10	2.30	-1.24	-0.05
SAST SA Invesco Growth Opportunities Portfolio Class 1	723,143	9.09	9.45	6,831,484	0.00	1.52	1.77	2.10	2.35
SAST SA Invesco Growth Opportunities Portfolio Class 2	290,203	8.66	9.26	2,667,479	0.00	1.52	1.97	1.74	2.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	10,826,280	12.27	16.50	134,846,222	0.00	1.10	2.30	1.31	2.53
SAST SA Invesco Main Street Large Cap Portfolio Class 1	772,040	31.90	33.21	25,613,545	0.76	1.52	1.77	9.71	9.98
SAST SA Invesco Main Street Large Cap Portfolio Class 2	122,648	30.37	32.47	3,954,414	0.58	1.52	1.97	9.32	9.81
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,478,652	13.96	15.86	53,774,397	0.54	1.10	2.30	8.86	10.17
SAST SA Invesco VCP Equity-Income Portfolio Class 3	78,488,067	10.70	11.94	962,839,411	0.66	1.10	2.15	7.52	8.65
SAST SA Janus Focused Growth Portfolio Class 1	590,718	16.88	17.57	10,366,079	0.00	1.52	1.77	-3.17	-2.93
SAST SA Janus Focused Growth Portfolio Class 2	506,392	16.54	17.17	8,632,395	0.00	1.52	1.77	-3.32	-3.08
SAST SA Janus Focused Growth Portfolio Class 3	5,785,018	11.83	14.58	92,635,182	0.00	1.10	2.30	-3.92	-2.77
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,670,764	13.66	25.21	41,900,949	1.66	1.52	1.77	5.29	5.55
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	316,357	23.08	24.63	7,702,217	1.48	1.52	1.97	4.92	5.39
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	5,622,038	12.30	14.77	98,326,149	1.44	1.10	2.30	4.47	5.73
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,183,654	15.45	24.07	19,048,614	2.07	1.52	1.77	8.77	9.04
SAST SA JPMorgan Emerging Markets Portfolio Class 2	219,944	14.72	15.71	3,427,024	1.79	1.52	1.97	8.39	8.88
SAST SA JPMorgan Emerging Markets Portfolio Class 3	9,316,070	8.17	9.00	112,121,819	1.67	1.10	2.30	7.93	9.22
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,373,264	15.74	51.65	120,856,489	1.88	1.52	1.77	13.53	13.81

91

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2016				For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Equity-Income Portfolio Class 2	175,757	47.13	50.41	8,777,752	1.72	1.52	1.97	13.13	13.64
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,661,764	13.84	15.74	133,815,899	1.67	1.10	2.30	12.65	14.00
SAST SA JPMorgan Global Equities Portfolio Class 1	1,368,531	12.29	27.82	37,931,551	1.36	1.52	1.77	3.81	4.07
SAST SA JPMorgan Global Equities Portfolio Class 2	132,337	25.56	27.76	3,596,942	1.19	1.40	1.97	3.45	4.04
SAST SA JPMorgan Global Equities Portfolio Class 3	1,768,510	11.63	11.64	28,770,048	1.11	1.10	2.30	3.01	4.25
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,352,999	27.73	28.81	38,943,699	1.93	1.52	1.77	1.56	1.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	249,214	27.08	28.15	6,968,522	1.71	1.52	1.77	1.41	1.66
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,120,503	9.89	12.80	694,664,663	1.66	1.10	2.30	0.78	1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,465,011	11.32	19.76	28,748,693	0.00	1.52	1.77	-1.55	-1.31
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	623,566	18.07	19.71	11,944,767	0.00	1.40	1.97	-1.89	-1.33
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	5,475,198	13.08	18.14	104,245,595	0.00	1.10	2.30	-2.31	-1.14
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	5,697,680	19.45	58.68	331,856,875	0.86	1.52	1.77	12.59	12.87
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	770,664	53.60	58.51	43,828,251	0.69	1.40	1.97	12.20	12.84
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	13,854,264	13.43	14.89	404,313,342	0.61	1.10	2.30	11.72	13.06
SAST SA MFS Blue Chip Growth Portfolio Class 1	657,941	9.85	12.48	6,817,677	0.57	1.52	1.77	4.49	4.75
SAST SA MFS Blue Chip Growth Portfolio Class 2	253,275	9.42	10.05	2,525,947	0.40	1.52	1.97	4.13	4.59
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,716,150	13.91	15.62	90,396,791	0.36	1.10	2.30	3.68	4.93
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,162,651	17.42	39.51	45,623,723	0.86	1.52	1.77	6.73	7.00
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	211,826	36.32	38.66	8,128,044	0.61	1.52	1.97	6.36	6.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	11,336,228	13.15	16.47	251,541,066	0.62	1.10	2.30	5.91	7.18
SAST SA MFS Total Return Portfolio Class 1	2,693,485	18.23	40.67	108,584,452	2.29	1.52	1.77	7.16	7.43
SAST SA MFS Total Return Portfolio Class 2	758,634	37.23	39.75	29,893,218	2.08	1.52	1.97	6.79	7.27
SAST SA MFS Total Return Portfolio Class 3	6,682,583	12.04	14.04	167,843,261	2.00	1.10	2.30	6.33	7.61
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,046,678	12.79	13.31	27,230,282	1.23	1.52	1.77	-3.67	-3.43
SAST SA Morgan Stanley International Equities Portfolio Class 2	769,565	12.21	13.02	9,950,111	1.02	1.52	1.97	-4.01	-3.58
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,863,969	9.10	9.25	116,468,102	0.96	1.10	2.30	-4.42	-3.27
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	81,202,899	10.22	11.02	919,517,270	0.00	1.10	2.15	4.51	5.61
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,377,454	29.29	30.45	41,900,245	6.58	1.52	1.77	16.18	16.47
SAST SA PineBridge High-Yield Bond Portfolio Class 2	261,478	27.82	29.76	7,707,963	6.72	1.52	1.97	15.78	16.30
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,690,025	11.05	13.59	123,879,319	6.73	1.10	2.30	15.28	16.67
SAST SA Putnam International Growth and Income Portfolio Class 1	1,845,105	10.25	14.87	27,246,044	1.80	1.52	1.77	-0.27	-0.02
SAST SA Putnam International Growth and Income Portfolio Class 2	340,179	13.68	14.56	4,912,040	1.64	1.52	1.97	-0.62	-0.17
SAST SA Putnam International Growth and Income Portfolio Class 3	9,026,207	7.93	9.60	115,663,859	1.55	1.10	2.30	-1.04	0.15
SAST SA Schroders VCP Global Allocation Portfolio Class 3	30,345,467	10.74	10.87	328,834,258	0.00	1.10	2.30	7.44	8.65
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	46,652,003	10.49	10.61	493,653,461	0.33	1.10	2.30	4.90	6.09
SAST SA Templeton Foreign Value Portfolio Class 2	729,118	16.72	18.07	13,121,281	1.65	1.52	1.97	-0.71	-0.26
SAST SA Templeton Foreign Value Portfolio Class 3	31,016,379	9.42	9.76	395,265,253	1.67	1.10	2.30	-1.14	0.05
SAST SA VCP Dynamic Allocation Portfolio Class 3	710,379,450	9.82	11.53	8,545,058,556	1.46	1.10	2.30	2.14	3.37
SAST SA VCP Dynamic Strategy Portfolio Class 3	457,797,898	9.87	11.62	5,489,904,131	1.42	1.10	2.15	2.92	4.00
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,011,488	10.72	21.08	21,284,060	0.00	1.52	1.77	5.50	5.76
SAST SA WellsCap Aggressive Growth Portfolio Class 2	140,110	19.26	20.58	2,855,195	0.00	1.52	1.97	5.13	5.61
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,487,003	12.23	12.28	22,387,502	0.00	1.10	2.30	4.68	5.94
VALIC Company I International Equities Index Fund	337,899	9.35	9.45	3,163,139	2.33	1.10	1.40	-0.15	0.15
VALIC Company I International Socially Responsible Fund	18,561	10.30	10.66	191,485	0.31	1.10	1.40	5.46	5.78
VALIC Company I Mid Cap Index Fund	209,458	11.40	12.19	2,501,860	1.02	1.10	1.40	18.95	19.31
VALIC Company I Nasdaq-100 Index Fund	145,709	10.56	11.91	1,697,570	0.49	1.10	1.70	4.97	5.60
VALIC Company I Small Cap Index Fund	169,200	11.16	12.39	2,012,851	1.15	1.10	1.40	19.50	19.86
VALIC Company I Stock Index Fund	762,475	10.60	11.53	8,712,957	2.13	1.10	1.70	9.72	10.38

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

92

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

8.	Separate Account Mergers

At the close of business on November 29, 2019, American General Life Insurance Company Variable Annuity Account 1 (“AGL VAA1”), Variable Annuity Account 2 (“AGL VAA2”), and Variable Annuity Account 4 (“AGL VAA4”) were consolidated with and into the Separate Account. AGL VAA1, AGL VAA2 and AGL VAA4 existed as segregated investment accounts established by the Company to receive and invest premium payments from variable annuity contracts issued by the Company. In effect, the consolidation resulted in the transfer of all subaccounts in AGL VAA1, AGL VAA2 and AGL VAA4 to the Separate Account. The purpose of the Consolidation was to reduce the ongoing administrative costs and inefficiencies associated with maintaining multiple Separate Accounts, each with its own recordkeeping and reporting requirements. Activity from operations and contract transactions for the consolidating separate accounts that occurred after November 29, 2019 is included in the Statement of Operations and Changes in Net Assets.

The summary below presents the shares, net asset value per share, value of shares, cost of shares, due to/from general account and net assets held for the subaccounts from each of the separate accounts that consolidated into the Separate Account on November 29, 2019.

The following table contains the funds merged in from AGL VAA1.

Sub-accounts	CUSIP	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Due from (to) Company’s General Account, Net	Net Assets
AST SA BlackRock Multi-Asset Income Portfolio Class 1	03311Y608	1,956,047	$6.63	$12,968,592	$13,706,409	$-	$12,968,592
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	1,411,023	43.62	61,548,838	58,917,823	-	61,548,838
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	719,885	15.43	11,107,831	10,970,928	-	11,107,831
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	03311Y707	1,688,030	8.33	14,061,289	13,219,326	-	14,061,289
SAST SA AB Growth Portfolio Class 1	86703T774	1,416,441	49.16	69,632,249	60,440,248	-	69,632,249

The following table contains the funds merged in from AGL VAA2.

Sub-accounts	CUSIP	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Due from (to) Company’s General Account, Net	Net Assets
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	690	$15.43	$10,645	$10,659	$-	$10,645
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	911	10.62	9,673	9,650	-	9,673
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	19,950	16.07	320,599	145,118	-	320,599
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	13,587	20.39	277,046	283,717	-	277,046
SAST SA MFS Total Return Portfolio Class 1	86703T873	1,418	18.88	26,767	21,490	-	26,767
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	6,225	9.68	60,253	48,016	-	60,253

The following table contains the funds merged in from AGL VAA4.

Sub-accounts	CUSIP	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Due from (to) Company’s General Account, Net	Net Assets
American Funds IS Global Growth Fund Class 2	030372742	646,058	$31.35	$20,253,929	$17,509,310	$-	$20,253,929
American Funds IS Growth Fund Class 2	030372767	350,426	78.46	27,494,418	24,794,074	-	27,494,418

93

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	CUSIP	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Due from (to) Company’s General Account, Net	Net Assets
American Funds IS Growth-Income Fund Class 2	030372817	906,265	$49.33	$44,706,034	$42,134,153	$-	$44,706,034
AST SA PGI Asset Allocation Portfolio Class 1	03311Y855	833,041	13.82	11,512,626	11,810,327	-	11,512,626
AST SA PGI Asset Allocation Portfolio Class 2	03311Y848	523,894	13.81	7,234,980	7,314,324	-	7,234,980
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	512,338	43.62	22,348,175	21,311,286	-	22,348,175
AST SA Wellington Capital Appreciation Portfolio Class 2	03311Y822	153,982	40.97	6,308,624	6,354,525	-	6,308,624
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	439,889	15.43	6,787,482	6,691,001	-	6,787,482
AST SA Wellington Government and Quality Bond Portfolio Class 2	03311Y798	299,821	15.48	4,641,225	4,548,018	-	4,641,225
Invesco V.I. American Franchise Fund Series II	00888X781	13,573	61.80	838,795	741,556	-	838,795
Invesco V.I. Comstock Fund Series II	00888X765	528,086	16.46	8,692,294	8,853,234	-	8,692,294
Invesco V.I. Growth and Income Fund Series II	00888X658	480,142	18.40	8,834,607	9,401,457	-	8,834,607
Lord Abbett Growth and Income Portfolio Class VC	543910103	199,833	36.21	7,235,939	6,315,482	-	7,235,939
SAST SA AB Growth Portfolio Class 1	86703T774	482,782	49.16	23,733,565	19,632,348	-	23,733,565
SAST SA AB Growth Portfolio Class 2	86703T576	146,900	48.67	7,149,606	6,267,446	-	7,149,606
SAST SA AB Small & Mid Cap Value Portfolio Class 3	86703T295	362,362	14.31	5,185,404	6,034,756	-	5,185,404
SAST SA Columbia Technology Portfolio Class 1	86703T675	129,468	7.45	964,537	747,234	-	964,537
SAST SA Columbia Technology Portfolio Class 2	86703T253	82,950	7.18	595,579	547,508	-	595,579
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	428,310	10.62	4,548,648	4,598,544	-	4,548,648
SAST SA DFA Ultra Short Bond Portfolio Class 2	86703T535	305,422	10.49	3,203,874	3,214,745	-	3,203,874
SAST SA Dogs of Wall Street Portfolio Class 1	86703T782	111,283	13.95	1,552,392	1,491,265	-	1,552,392
SAST SA Dogs of Wall Street Portfolio Class 2	86703T469	69,188	13.92	963,096	937,801	-	963,096
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	86703T501	661,244	13.43	8,880,501	8,823,286	-	8,880,501
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	86703T519	426,884	13.43	5,733,056	5,751,460	-	5,733,056
SAST SA Goldman Sachs Global Bond Portfolio Class 1	86703T600	314,862	11.19	3,523,309	3,495,014	-	3,523,309
SAST SA Goldman Sachs Global Bond Portfolio Class 2	86703T386	163,917	11.07	1,814,558	1,816,967	-	1,814,558
SAST SA Invesco Growth Opportunities Portfolio Class 1	86703T659	51,783	8.60	445,334	449,036	-	445,334
SAST SA Invesco Growth Opportunities Portfolio Class 2	86704C309	70,774	8.15	576,807	636,914	-	576,807
SAST SA Invesco Main Street Large Cap Portfolio Class 1	86703T816	99,327	21.88	2,173,266	1,510,626	-	2,173,266
SAST SA Invesco Main Street Large Cap Portfolio Class 2	86703T428	31,964	21.89	699,695	637,287	-	699,695
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	90,223	16.07	1,449,884	1,081,673	-	1,449,884
SAST SA Janus Focused Growth Portfolio Class 3	86704C846	29,889	15.33	458,196	392,962	-	458,196
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	86703T881	488,727	18.65	9,114,761	9,052,012	-	9,114,761
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	86703T279	258,787	18.61	4,816,028	5,047,420	-	4,816,028
SAST SA JPMorgan Equity-Income Portfolio Class 1	86703T824	319,189	35.29	11,264,179	8,833,257	-	11,264,179
SAST SA JPMorgan Equity-Income Portfolio Class 2	86704C101	68,500	35.25	2,414,613	2,244,324	-	2,414,613
SAST SA JPMorgan Global Equities Portfolio Class 1	86703T717	89,628	18.32	1,641,992	1,505,397	-	1,641,992
SAST SA JPMorgan Global Equities Portfolio Class 2	86703T360	47,319	18.28	864,987	892,901	-	864,987
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	86703T808	782,257	9.23	7,220,235	7,100,587	-	7,220,235
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	86703T212	310,478	9.20	2,856,396	2,757,383	-	2,856,396
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	86703T733	176,776	19.43	3,434,755	3,089,509	-	3,434,755
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	86704C812	135,908	18.59	2,526,536	2,306,807	-	2,526,536
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	1,136,464	20.39	23,172,493	23,700,263	-	23,172,493
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	86703T485	367,199	20.40	7,490,861	7,641,996	-	7,490,861
SAST SA MFS Blue Chip Growth Portfolio Class 1	86703T667	47,507	13.09	621,862	508,564	-	621,862
SAST SA MFS Blue Chip Growth Portfolio Class 2	86703T550	70,862	13.05	924,755	802,276	-	924,755
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	86703T766	45,663	23.19	1,058,923	978,287	-	1,058,923
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	86704C838	56,193	23.22	1,304,792	1,211,234	-	1,304,792
SAST SA MFS Total Return Portfolio Class 1	86703T873	693,042	18.88	13,084,628	12,401,217	-	13,084,628
SAST SA MFS Total Return Portfolio Class 3	86704C770	416,654	18.83	7,845,587	7,765,065	-	7,845,587
SAST SA Morgan Stanley International Equities Portfolio Class 1	86703T691	262,321	9.91	2,599,605	2,609,755	-	2,599,605
SAST SA Morgan Stanley International Equities Portfolio Class 2	86704C705	125,162	9.87	1,235,349	1,232,846	-	1,235,349
SAST SA PineBridge High-Yield Bond Portfolio Class 1	86703T709	863,831	5.37	4,638,773	4,893,737	-	4,638,773
SAST SA PineBridge High-Yield Bond Portfolio Class 2	86704C507	349,418	5.37	1,876,375	1,957,108	-	1,876,375
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	133,585	9.68	1,293,105	1,224,979	-	1,293,105
SAST SA Putnam International Growth and Income Portfolio Class 2	86704C887	71,210	9.74	693,581	585,004	-	693,581
SAST SA Templeton Foreign Value Portfolio Class 3	86703T394	363,314	14.14	5,137,259	5,247,645	-	5,137,259
SAST SA WellsCap Aggressive Growth Portfolio Class 1	86703T725	144,800	23.24	3,365,147	1,976,867	-	3,365,147
SAST SA WellsCap Aggressive Growth Portfolio Class 2	86703T592	7,538	22.70	171,117	126,865	-	171,117

The consolidation did not affect the rights, obligations, or terms of the policyholders. Additionally, the consolidation had no tax consequences on the policyholders, or the Separate Account.

94

American General Life Insurance Company Audited Statutory Financial Statements At December 31, 2020 and 2019 and for each of the three years ended December 31, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	82
Supplemental Investment Risks Interrogatories	84
Supplemental Summary Investment Schedule	90
Supplemental Schedule of Reinsurance Disclosures	91

Report of Independent Auditors

To the Board of Directors and Shareholders of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories, Supplemental Summary Investment Schedule, and Supplemental Schedule of Reinsurance Disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 23, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,

(in millions)	2020	2019

Admitted assets

Cash and investments

Bonds	$105,020	$98,988

Preferred stock	85	299

Common stock	1,019	669

Cash, cash equivalents and short-term investments	1,059	446

Mortgage loans	21,378	21,446

Real estate	9	184

Contract loans	1,235	1,264

Derivatives	975	625

Securities lending reinvested collateral assets	1,692	1,283

Derivative cash collateral	14	26

Other invested assets	5,441	4,934

Total cash and investments	137,927	130,164

Amounts recoverable from reinsurers	364	366

Amounts receivable under reinsurance contracts	294	789

Current federal income tax recoverable	-	68

Deferred tax asset	759	618

Due and accrued investment income	1,412	1,407

Premiums due, deferred and uncollected	234	156

Receivables from affiliates	124	180

Other assets	980	1,015

Separate account assets	63,095	57,530

Total admitted assets	$205,189	$192,293

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,

(in millions, except per share data)	2020	2019

Liabilities

Policy reserves and contractual liabilities

Life and annuity reserves	$101,264	$97,632

Liabilities for deposit-type contracts	13,034	12,038

Accident and health reserves	756	766

Premiums received in advance	9	12

Policy and contract claims	728	540

Policyholder dividends	16	17

Total policy reserves and contractual liabilities	115,807	111,005

Payable to affiliates	250	267

Interest maintenance reserve	2,002	1,605

Federal income taxes payable	3	-

Derivatives	238	227

Payable for securities lending	1,679	1,452

Repurchase agreements	119	68

Collateral for derivatives program	619	356

Funds held under coinsurance	11,517	11,253

Accrued expenses and other liabilities	1,638	1,885

Net transfers from separate accounts due or accrued	(1,385)	(1,601)

Asset valuation reserve	2,096	1,957

Separate account liabilities	63,095	57,530

Total liabilities	197,678	186,004

Commitments and contingencies (see Note 20)

Capital and surplus

Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6

Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1

Gross paid-in and contributed surplus	3,510	3,510

Special surplus funds	(128)	-

Unassigned surplus	4,122	2,772

Total capital and surplus	7,511	6,289

Total liabilities and capital and surplus	$205,189	$192,293

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,

(in millions)	2020	2019	2018

Revenues

Premiums and annuity considerations	$10,941	$14,330	$(10,325)

Net investment income	6,035	6,103	6,243

Amortization of interest maintenance reserve	151	123	141

Reserve adjustments on reinsurance ceded	(2,069)	(2,360)	17,732

Commissions and expense allowances	646	730	814

Separate account fees	1,422	1,297	1,167

Other income	503	429	437

Total revenues	17,629	20,652	16,209

Benefits and expenses

Death benefits	811	547	260

Annuity benefits	2,563	2,515	1,537

Surrender benefits	6,857	7,303	7,119

Other benefits	668	643	271

Change in reserves	3,672	6,086	3,792

Commissions	962	1,143	1,131

General insurance expenses	928	913	828

Net transfers to (from) separate accounts	273	(192)	(774)

Other expenses	602	694	638

Total benefits and expenses	17,336	19,652	14,802

Net gain from operations before dividends to policyholders and federal income taxes	293	1,000	1,407

Dividends to policyholders	3	4	(13)

Net gain from operations after dividends to policyholders and before federal income taxes	290	996	1,420

Federal income tax expense	961	760	513

Net (loss) gain from operations	(671)	236	907

Net realized capital gains (losses), net of tax	640	(144)	(342)

Net (losses) income	$(31)	$92	$565

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance, January 1, 2018	$7	$3,510	$-	$4,467	$7,984

Net income	-	-	-	565	565
Change in net unrealized capital gains (losses)	-	-	-	32	32
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	(256)	(256)
Change in deferred tax	-	-	-	24	24
Change in non-admitted assets	-	-	-	(292)	(292)
Change in asset valuation reserve	-	-	-	(47)	(47)
Change in surplus from separate accounts	-	-	-	74	74
Other changes in surplus in separate accounts	-	-	-	(74)	(74)
Capital Changes:
Dividends to stockholder	-	-	-	(1,697)	(1,697)
Prior period corrections (see Note 2)	-	-	-	38	38

Balance, December 31, 2018	$7	$3,510	$-	$2,834	$6,351

Net income	-	-	-	92	92
Change in net unrealized capital gains (losses)	-	-	-	743	743
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	207	207
Change in deferred tax	-	-	-	901	901
Change in non-admitted assets	-	-	-	(510)	(510)
Change in liability for reinsurance in unauthorized and certified companies	-	-	-	(1)	(1)
Change in reserve on account of change in valuation basis	-	-	-	22	22
Change in asset valuation reserve	-	-	-	(374)	(374)
Change in surplus from separate accounts	-	-	-	162	162
Other changes in surplus in separate accounts	-	-	-	(162)	(162)
Cumulative effect of changes in accounting principles	-	-	-	(318)	(318)
Capital Changes:
Change in surplus as a result of reinsurance	-	-	-	(12)	(12)
Dividends to stockholder	-	-	-	(890)	(890)
Prior period corrections (see Note 2)	-	-	-	(206)	(206)
Other changes	-	-	-	284	284

Balance, December 31, 2019	$7	$3,510	$-	$2,772	$6,289

Net loss	-	-	-	(31)	(31)
Change in net unrealized capital gains (losses)	-	-	-	155	155
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	351	351
Change in deferred tax	-	-	-	850	850
Change in non-admitted assets	-	-	-	(643)	(643)
Change in reserve on account of change in valuation basis	-	-	-	47	47
Change in asset valuation reserve	-	-	-	(139)	(139)
Change in surplus from separate accounts	-	-	-	204	204
Other changes in surplus in separate accounts	-	-	-	(204)	(204)
Change in surplus as a result of reinsurance	-	-	-	(5)	(5)
Prior period corrections (see Note 2)	-	-	-	31	31
Reinsurance permitted practice	-	-	-	353	353
Other changes	-	-	(128)	381	253

Balance, December 31, 2020	$7	$3,510	$(128)	$4,122	$7,511

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,

(in millions)	2020	2019	2018

Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$10,930	$14,286	$11,771
Net investment income collected	5,508	5,563	5,468
Other income	298	(65)	(1,848)

Total revenue received	16,736	19,784	15,391
Benefits paid	10,280	11,381	9,107
Net transfers to separate accounts	56	17	(971)
Commissions and expenses paid	1,984	3,278	2,907
Dividends paid to policyholders	3	2	(10)
Federal income taxes paid	1,207	681	540

Total benefits and expenses paid	13,530	15,359	11,573

Net cash provided by operations	3,206	4,425	3,818

Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	20,811	20,870	18,960
Stocks	306	148	10
Mortgage loans	2,882	2,040	1,594
Real estate	168	38	36
Other invested assets	1,429	2,245	882
Derivatives	1,576	2,005	-
Securities lending reinvested collateral assets	-	-	2,066
Miscellaneous proceeds	256	100	1,235

Total proceeds from investments sold, matured or repaid	27,428	27,446	24,783
Cost of investments acquired:
Bonds	26,051	24,100	19,254
Stocks	451	489	325
Mortgage loans	2,752	4,459	4,157
Real estate	12	35	36
Other invested assets	1,537	2,500	1,343
Securities lending reinvested collateral assets	409	931	-
Miscellaneous purchases	200	9	1,309

Total cost of investments acquired	31,412	32,523	26,424

Net adjustment in contract loans	(26)	(40)	(33)

Net cash (used in) investing activities	(3,958)	(5,037)	(1,608)

Cash from financing and miscellaneous sources
Cash provided (applied):
Net deposits on (withdrawals from) deposit-type contracts	995	(393)	1,983
Dividends to Parent	-	(890)	(1,697)
Change in securities lending	227	1,005	(2,013)
Other, net	143	(211)	945

Net cash provided by (used in) financing and miscellaneous activities	1,365	(489)	(782)
Net increase (decrease) in cash, cash equivalents and short-term investments	613	(1,101)	1,428
Cash, cash equivalents and short-term investments at beginning of year	446	1,547	119

Cash, cash equivalents and short-term investments at end of year	$1,059	$446	$1,547

Non-cash activities, excluded from above:
Non-cash transfer from mortgage loans to other invested assets	$179	$-	$-
Non-cash transfer from common stocks to other invested assets	111	-	-
Non-cash transfer from other invested assets to bonds	59	-	-
Non-cash transfer from other invested assets to common stocks	47	57	-
Non-cash transfer from other invested assets to mortgage loans	31	5	787
Non-cash transfer from common stocks to bonds	-	22	-
Non-cash AIG Global Real Estate transactions	-	-	644
Non-cash Fortitude Re settlement	-	-	230
Non-cash Investment Real Estate sale	-	-	128

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term “AIG Parent” means American International Group, Inc. and not any of AIG Parent’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company’s asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance. On January 2, 2020, the Company entered in a sales/leaseback transaction on the above mentioned properties, therefore the prescribed accounting practice no longer applies for 2020. Please refer to note 21 for further detail.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (“SSAP”) No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions” to determine if a hedge was effective for certain interest rate swaps that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. Upon adoption, the effect of the original and expanded permitted practices were respectively reported as changes in accounting principle, consistent with SSAP No. 3, “Accounting Changes and Corrections of Errors”.

Upon expiration of the above permitted practices for swaps and swaptions subsequent to September 30, 2019, AGL applied the guidance in SSAP 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased AGL’s surplus by approximately $318 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to AGL’s hedging instruments (swaps and swaptions) increased AGL’s surplus by approximately $0.9 billion, primarily due to the recognition of unrealized gains. AGL began prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective January 1, 2020. The adoption of SSAP 108 coincided with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

In addition, AGL received a new permitted practice with respect to an excess of loss reinsurance agreement (the “XoL Agreement”) for the reporting period ending December 31, 2019 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to AGL for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point defined in the XoL agreement. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective October 1, 2020 and subsequent reporting periods through September 30, 2023, this permitted practice was expanded to similarly recognize an additional admitted asset related to the notional value of coverage defined in a separate excess of loss agreement. This additional reinsurance agreement has a 25 year term and provides coverage to AGL for aggregate excess of loss claims associated with guaranteed minimum withdrawal benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”). In addition, effective December 31, 2020, this expanded permitted practice also extended the term of the permitted practice for Block 1 from September 30, 2020 to September 30, 2023. The reinsurance agreement covering contracts in Block 1 was also amended to conform certain provisions to be consistent with the Block 2 reinsurance agreement. These assets are approximately $600 million in total and are reported in Other assets on the balance sheet. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

At December 31, 2020 the company had five non-conforming Credit Tenant Loans (CTLs) for $36 million that had been filed with the SVO and reported on schedule D-1 and not on schedule BA.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

			December 31,

(in millions)	SSAP	#	2020	2019	2018

NET INCOME

State basis			$(31)	$92	$565

State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges – NII	86		-	-	47
Effective interest rate hedges - RG(L)			-	-	12

Net (loss) income, NAIC SAP			$(31)	$92	$624

SURPLUS

State basis			$7,511	$6,289	$6,351
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86		-	-	(403)
XoL reinsurance agreement	4		(614)	(284)	-
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R		-	(24)	(24)
Non-conforming CTLs	1		36	-	-
Non-conforming CTLs	1		(36)	-	-

Statutory capital and surplus, NAIC SAP			$6,897	$5,981	$5,924

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL’s risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company’s statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC’s IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Statement of Statutory Accounting Principles (SSAP) 108, Derivatives Hedging Variable Annuity Guarantees, was used as allowed in 2020. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity.

Hedge accounting was not used for any derivative instruments in 2020 or 2019.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.0 billion and $3.4 billion at December 31, 2020 and 2019, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020, and under Actuarial Guideline 43 (AG 43) for prior years. Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (CRVM) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $229 million at December 31, 2020.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for 2020 are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Prior to 2020, AG 43 required the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves were derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and were based on prudent estimate assumptions. In addition, a deterministic valuation was also performed using assumptions prescribed in AG 43. The greater of these two reserve balances was the AG 43 reserve. However, the Company was previously holding reserves at the C3 Phase II Total Asset Requirement level, which was higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

The Company had $75.8 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2020, and $97.7 billion of insurance in-force and $1.7 billion of reserves as of December 31, 2019, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Actuarial Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation was $47 million.

SSAP 108

The Company adopted Statement of Statutory Accounting Principles (“SSAP”) 108, Derivatives Hedging Variable Annuity Guarantees, on January 1, 2020. The adoption of SSAP 108 coincided with the implementation of the related reserve guidance in VM-21 described above. The TDI approved, in December 2019, AGL’s plan to transition from a permitted practice to SSAP 86 in 2019 and from SSAP 86 to SSAP 108 in January 2020. The adoption of SSAP 86 was accounted for as a change in accounting principle as of the beginning of the previous year (i.e., January 1, 2019).

SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. Accordingly, the statutory accounting guidance in this standard is considered a special accounting provision, only permitted if all the components in the standard are met. Prior to implementing a hedging program for application within the scope of this standard, a reporting entity must obtain explicit approval from its domiciliary state commissioner. As such, unlike most SSAPs, the guidance in SSAP 108 is not required to be adopted by all reporting entities that account for derivatives. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21. AGL will dynamically hedge the interest rate risk of guaranteed minimum withdrawal benefits (“GMWB”) cash flows for variable annuities, defined as the fair value of rider claims, net of rider fees.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

The guidance in this SSAP is required to be applied on a prospective basis for qualifying hedge programs in place on or after the effective date. Reporting entities that have previously received permitted practices for qualifying hedge programs must work with their domiciliary state regulator to determine the appropriate method in transitioning from previously approved permitted practices to the guidance in SSAP 108.

In implementing SSAP 108, AGL uses the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 in 2020 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of GMWB riders on its variable annuities. This hedging relationship was highly effective and complied with the “Clearly Defined Hedging Strategy” of VM-21. Please see Note 7 for further details regarding the financial impact of SSAP 108.

Market Value Reserve Method

Effective January 1, 2019, the Company changed the Actuarial Guideline XXXV Type 2 computational method from Commissioners Annuity Reserve Valuation Method with Updated Market Values (CARVM-UMV) to Market Value Reserve Method (MVRM) using Black-Scholes Projection Method as approved by the domiciliary commissioner.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2020, five out-of-period errors were identified and corrected, which increased unassigned surplus by $31 million. The most significant of these was an increase in variable annuity reserves due to an incorrect application of incident rates.

In 2019, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $206 million. The most significant of these was an increase in indexed annuity reserves due to an incorrect application of incident rates.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company’s election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any negative IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Bonds:
U.S. government obligations	$1,576	$302	$(5)	$1,873
All other governments	3,007	493	(16)	3,484
States, territories and possessions	379	86	(1)	464
Political subdivisions of states, territories and possessions	338	101	-	439
Special revenue	8,300	1,321	(2)	9,619
Industrial and miscellaneous	87,640	12,759	(297)	100,102
Hybrid securities	582	163	(6)	739
Bank loans	2,848	6	(67)	2,787
Parent, subsidiaries and affiliates	350	-	-	350
Total bonds	105,020	15,231	(394)	119,857
Preferred stock	85	10	-	95
Common stock*	1,019	-	-	1,019
Total equity securities	1,104	10	-	1,114
Total	$106,124	$15,241	$(394)	$120,971
December 31, 2019
Bonds:
U.S. government obligations	$2,389	$199	$(3)	$2,585
All other government	3,044	353	(20)	3,377
States, territories and possessions	397	49	(4)	442
Political subdivisions of states, territories and possessions	336	68	-	404
Special revenue	7,859	789	(14)	8,634
Industrial and miscellaneous	81,146	8,142	(239)	89,049
Hybrid securities	722	227	(2)	947
Bank loans	3,095	12	(29)	3,078
Total bonds	98,988	9,839	(311)	108,516
Preferred stock	299	112	-	411
Common stock*	669	-	-	669
Total equity securities	968	112	-	1,080
Total	$99,956	$9,951	$(311)	$109,596

* Common stock includes $825 million and $398 million of investments in affiliates at December 31, 2020 and 2019, respectively.

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2020
Bonds:
U.S. government obligations	$35	$(5)	$-	$-	$35	$(5)
All other government	66	(2)	73	(13)	139	(15)
U.S. States, territories and possessions	12	(1)	-	-	12	(1)
Political subdivisions of states, territories and possessions	5	-	-	-	5	-
Special revenue	333	(2)	-	-	333	(2)
Industrial and miscellaneous	6,404	(175)	2,130	(127)	8,534	(302)
Hybrid securities	54	(3)	24	(3)	78	(6)
Bank loans	1,788	(70)	-	-	1,788	(70)

Total bonds	8,697	(258)	2,227	(143)	10,924	(401)

Preferred stock	4	-	-	-	4	-

Total equity securities	4	-	-	-	4	-

Total	$8,701	$(258)	$2,227	$(143)	$10,928	$(401)

December 31, 2019
Bonds:
U.S. government obligations	$152	$(3)	$12	$(1)	$164	$(4)
All other government	77	(2)	105	(18)	182	(20)
U.S States, territories and possessions	90	(4)	-	-	90	(4)
Political subdivisions of states, territories and possessions	8	-	-	-	8	-
Special revenue	460	(13)	106	(1)	566	(14)
Industrial and miscellaneous	5,545	(123)	2,418	(120)	7,963	(243)
Hybrid securities	8	-	24	(2)	32	(2)
Bank loans	1,594	(30)	-	-	1,594	(30)

Total	$7,934	$(175)	$2,665	$(142)	$10,599	$(317)

As of December 31, 2020 and 2019, the number of bonds and equity securities in an unrealized loss position was 1,111 and 1,147, respectively. Bonds comprised 1,109 of the total, of which 218 were in a continuous loss position greater than 12 months at December 31, 2020. Bonds comprised 1,134 of the total, of which 310 were in a continuous loss position greater than 12 months at December 31, 2019.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2020 and 2019, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value

December 31, 2020
Due in one year or less	$2,557	$2,589
Due after one year through five years	11,272	11,842
Due after five years through ten years	17,153	19,134
Due after ten years	47,180	56,836
LBaSS	27,025	29,623

Total	$105,187	$120,024

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds in or near default as to payment of principal or interest had a statement value of $109 million and $160 million at December 31, 2020 and 2019, respectively, which is the fair value. At December 31, 2020 and 2019, the Company had no income excluded from due and accrued for bonds.

At December 31, 2020, the Company’s bond portfolio included bonds totaling $7.7 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2019, the Company’s bond portfolio included bonds totaling $6.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2020	2019
Consumer cyclical	17.4%	16.9%
Consumer non-cyclical	15.6	19.0
Capital Goods	10.0	11.3
Energy	-	10.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2020		December 31, 2019
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Loan-backed and structured securities	$27,025	$29,623	$27,857	$30,083

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2020 and 2019, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2020 and 2019, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2020, 2019 and 2018, the Company recognized total OTTI of $57 million, $40 million and $47 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2020 and 2019, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2020
LBaSS	$3,518	$(60)	$1,561	$(47)	$5,079	$(107)

December 31, 2019
LBaSS	$2,765	$(34)	$1,424	$(41)	$4,189	$(75)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2020	2019
Balance, beginning of year	$1,293	$1,402
Increases due to:
Credit impairment on new securities subject to impairment losses	16	17
Additional credit impairment on previously impaired investments	41	23
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	30	149
Balance, end of year	$1,320	$1,293

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2020.

Mortgage Loans

Mortgage loans had outstanding principal balances of $21.7 billion and $21.6 billion at December 31, 2020 and 2019, respectively. Contractual interest rates range from 1.45 percent to 10.25 percent. The mortgage loans at December 31, 2020 had maturity dates ranging from 2021 to 2069.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2020	2019
Geographic distribution:
Mid-Atlantic	32.1%	28.9%
Foreign	24.0	25.3
Pacific	11.2	14.5
South Atlantic	11.6	10.8
West South Central	7.0	6.7
New England	4.7	4.8
East North Central	5.0	4.4
Mountain	3.3	3.4
East South Central	0.6	0.7
West North Central	0.5	0.5
Total	100.0%	100.0%
Property type distribution:
Multi-family	37.7%	36.6%
Office	28.4	27.6
Retail	12.1	11.8
Industrial	10.7	9.7
Hotel/Motel	6.2	6.2
Other	4.9	8.1
Total	100.0%	100.0%

At December 31, 2020, there were 273 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 88 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2020 and 2019:

	Years Ended December 31,
	2020		2019
(in millions)	Maximum	Minimum	Maximum	Minimum
Hotel/Motel	12.00%	4.25%	4.89%	4.89%
Retail	6.15	4.00	6.36	6.36
Office	6.07	2.16	4.66	1.75
Multi-family	6.02	2.05	6.22	2.05
Industrial	5.59	2.85	5.59	1.45
Other	5.05	2.72	-	-

The Company reduced the interest rate on three loans during 2020. The Company did not reduce any interest rates during 2019.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 115.0 percent for both 2020 and 2019.

At December 31, 2020, the Company held $284 million in impaired mortgages with $148 million of related allowances for credit losses and $136 million in impaired loans without a related allowance. At December 31, 2019, the Company held $197 million in impaired mortgages with $85 million of related allowances for credit losses and $112 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $240 million and $178 million, at December 31, 2020 and 2019, respectively. The Company recognized interest income of $3 million, $2 million and $5 million, in 2020, 2019 and 2018, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2020	2019	2018
Balance, beginning of year	$197	$172	$129
Additions (reductions) charged to unrealized capital loss	77	25	43
Direct write-downs charged against allowance	-	-	-
Balance, end of year	$274	$197	$172

During 2020, the Company did not derecognized any mortgage loans and did not recognized any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2020	2019
Current	$21,131	$21,439
30 - 59 days past due	106	5
60 - 89 days past due	76	1
90 - 179 days past due	64	-
Greater than 180 days past due	1	1
Total	$21,378	$21,446

At December 31, 2020 and 2019, the Company had mortgage loans outstanding under participant or co-lender agreements of $19.0 billion and $18.5 billion, respectively.

The Company had $229 million and $185 million in restructured loans at December 31, 2020 and 2019, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2020:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$2	-%	$204	0.10%	$-	-%
b. 91% to 95%	9	-	45	-	-	-
c. 81% to 90%	46	-	270	0.20	-	-
d. 71% to 80%	200	0.10	777	0.50	-	-
e. below 70%	504	0.40	19,321	13.60	-	-

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2020 and 2019. At December 31, 2020 and 2019, the Company had no outstanding commitments to debtors that hold loans with restructured terms.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2020	2019
Properties occupied by the Company	$6	$63
Properties held for production of income	3	120
Properties held for sale	-	1
Total	$9	$184

The Company did not recognize gains or losses on the sale of real estate property in 2020. The Company recognized gains of $4 million and $1 million on the sale of real estate property in 2019 and 2018, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2020 and 2019. The Company recognized $11 million impairment write-downs for its investment in real estate during 2018.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2020	2019
Investments in limited liability companies	$1,183	$1,335
Investments in limited partnerships	2,725	2,407
Other unaffiliated investments	1,502	1,153
Receivable for securities	106	109
Initial margin for futures	40	5
Non-admitted assets	(115)	(75)
Total	$5,441	$4,934

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $834 million at December 31, 2020. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $29 million, $62 million and $44 million during 2020, 2019 and 2018, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2020	2019	2018
Bonds	$4,841	$4,949	$4,897
Preferred stocks	9	15	13
Common stocks	4	6	5
Cash and short-term investments	34	58	29
Mortgage loans	898	864	798
Real estate*	5	47	50
Contract loans	78	80	82
Derivatives	90	60	210
Investment income from affiliates	119	170	165
Other invested assets	193	110	239
Gross investment income	6,271	6,359	6,488
Investment expenses	(236)	(256)	(245)

Net investment income	$6,035	$6,103	$6,243

* Includes amounts for the occupancy of Company-owned property of $2 million in 2020, and $12 million in both 2019 and 2018.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2020	2019	2018
Bonds	$566	$484	$(81)
Preferred stocks	5	4	-
Common stocks	74	(24)	-
Cash and short-term investments	5	2	(2)
Mortgage loans	-	(47)	(26)
Real estate	7	4	(10)
Derivatives	649	(210)	(330)
Other invested assets	199	173	28
Realized capital gains (losses)	1,505	386	(421)
Federal income tax (expense) benefit	(316)	(81)	88
Net gains transferred to IMR	(549)	(449)	(9)

Net realized capital gains (losses)	$640	$(144)	$(342)

During 2020, 2019 and 2018, the Company recognized $117 million, $86 million and $192 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2020	2019	2018
Proceeds	$11,460	$11,792	$8,165

Gross realized capital gains	$1,076	$799	$191
Gross realized capital losses	(334)	(194)	(176)

Net realized capital gains	$742	$605	$15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2020	2019	2018
Bonds	$213	$97	$(171)
Preferred and common stocks	(23)	55	(12)
Mortgage loans	175	147	(248)
Real estate	(24)	-	-
Derivatives	271	981	88
Other invested assets	47	13	(6)
Other	(29)	7	32
Federal income tax expense	(124)	(350)	93

Net change in unrealized gains (losses) of investments	$506	$950	$(224)
5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2020	2019	2020	2019	2020	2019
Bonds - AC	9	10	$36	$68	$35	$66
LB&SS - AC	3	2	93	34	101	35
Preferred Stock - AC	3	-	3	-	3	-
Preferred Stock - FV	-	-	-	-	-	-

Total	15	12	$132	$102	$139	$101
AC-Amortized Cost
FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2020 and 2019, the Company had bonds loaned with a fair value of approximately $1.6 billion and $1.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2020	2019
30 days or less	$583	$295
31 to 60 days	494	439
61 to 90 days	602	718
Subtotal	1,679	1,452
Securities collateral received	-	-

Total collateral received	$1,679	$1,452

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2020		December 31, 2019
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$1,692	$1,692	$1,283	$1,283
Subtotal	1,692	1,692	1,283	1,283
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,692	$1,692	$1,283	$1,283

Repurchase Agreements

At December 31, 2020 and 2019, bonds with a fair value of approximately $127 million and $153 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2020	2019
Open positions	$-	$-
30 days or less	-	29
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	119	39
Subtotal	119	68
Securities collateral received	-	-
Total collateral received	$119	$68

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2020:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Open - No Maturity	$102	$133	$196	$154

2. Overnight	57	24	15	18

3. 2 Days to 1 Week	29	15	91	61

4. > 1 Week to 1 Month	-	-	-	-

5. > 1 Month to 3 Months	-	-	-	-

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

b. Ending Balance

1. Open - No Maturity	$28	$53	$95	$58

2. Overnight	-	-	1	-

3. 2 Days to 1 Week	19	15	91	61

4. > 1 Week to 1 Month	-	-	-	-

5. > 1 Month to 3 Months	-	-	-	-

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company’s liability to return collateral for the year ended December 31, 2020:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Cash (Collateral - All)	$188	$172	$303	$232

2. Securities Collateral (FV)	-	-	-	-

b. Ending Balance

1. Cash (Collateral - All)	$48	$69	$187	$119

2. Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2020		December 31, 2019
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$114	$127	$139	$153
Greater than three years	-	-	-	-
Subtotal	114	127	139	153
Securities collateral received	-	-	-	-

Total collateral reinvested	$114	$127	$139	$153

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2020:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. BACV	$-	$-	$-	$-

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	-	-	-	-

b. Ending Balance

1. BACV	$88	$156	$408	$114

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	82	174	455	127

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2020:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance

a. Bonds - BACV	$-	$14	$72	$24

b. Bonds - FV	-	15	82	26

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	-	14	72	24

q. Total Assets - FV	-	15	82	26

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted

Ending Balance

a. Bonds - BACV	$3	$-	$-	$-

b. Bonds - FV	4	-	-	-

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	3	-	-	-

q. Total Assets - FV	4	-	-	-

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2020	2019
On deposit with states	$48	$48
Securities lending	1,320	1,210
Collateral held on securities lending	1,679	1,452
FHLB stock and collateral pledged	3,570	3,555
Subject to repurchase agreements	114	139
Collateral for derivatives	1,054	912
Guaranteed interest contracts	36	41
Other restricted assets	99	104

Total	$7,920	$7,461

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;
•	Borrowers with low credit ratings (FICO scores);
•	Interest-only or negative amortizing loans;
•	Unconventionally high initial loan-to-value ratios;
•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;
•	Borrowers with less than conventional documentation of their income and/or net assets;
•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,
•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2020
In general account:
RMBS	$992	$950	$1,190	$(27)
CDOs	1,003	1,001	1,025	(10)
Total subprime exposure	$1,995	$1,951	$2,215	$(37)
December 31, 2019
In general account:
RMBS	$1,077	$969	$1,204	$(18)
CDOs	922	918	949	(10)
CMBS	11	11	11	-
Total subprime exposure	$2,010	$1,898	$2,164	$(28)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. Effective January 1, 2020 AGL adopted Statement of Statutory Accounting Principles 108, Derivatives Hedging Variable Annuity Guarantees (“SSAP 108”). SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy (CDHS) defined within Valuation Manual 21 (VM-21). Under SSAP 108 all derivatives are reported at fair value (“FV”). FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

As of December 31, 2020, fair value of the derivatives was a liability of $310 million, full contract fair value was a liability of $3.6 billion and hedge target fair value was a liability of $3.5 billion. For the period ending December 31, 2020, FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized gain of $740 million. FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2020, the FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred liability of $355 million. For the period ending December 31, 2020, amortization was a realized gain of $41 million. FV change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All FV changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/liabilities are being amortized over 10 years.

The Company has determined that its other derivative financial instruments do not qualify for hedge accounting. As a result, excluding the special accounting treatment for limited derivatives hedging variable annuity guarantees noted above, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $271 million in 2020, an unrealized capital gain of $981 million in 2019 and an unrealized capital gain of $88 million in 2018, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2020, as a result increases in fair values of derivatives covered by ISDA Master Agreements and Credit Support Annex provisions. At December 31, 2020, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $264 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2020			December 31, 2019
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$35,628	$1,723	$1,723	$33,189	$1,170	$1,170
Foreign exchange contracts	2,823	384	384	3,750	438	438
Equity contracts	48,218	5,707	5,707	40,674	3,516	3,516
Credit contracts	3,680	2	2	7,728	3	3
Derivative assets, gross	90,349	7,816	7,816	85,341	5,127	5,127
Counter party netting*	-	(6,841)	(6,841)	-	(4,502)	(4,502)
Derivative assets, net	$90,349	$975	$975	$85,341	$625	$625
Liabilities:
Interest rate contracts	$21,921	$1,404	$1,404	$14,079	$1,227	$1,227
Foreign exchange contracts	7,165	567	567	6,354	395	395
Equity contracts	35,368	5,102	5,102	34,406	3,100	3,100
Credit contracts	-	-	-	-	-	-
Other contracts	54	6	6	56	7	7
Derivative liabilities, gross	64,508	7,079	7,079	54,895	4,729	4,729
Counter party netting*	-	(6,841)	(6,841)	-	(4,502)	(4,502)
Derivative liabilities, net	$64,508	$238	$238	$54,895	$227	$227

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2020		December 31, 2019
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$7,816	$(7,079)	$5,127	$(4,729)
Amount offset	(6,841)	6,841	(4,502)	4,502
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital and Surplus	$975	$(238)	$625	$(227)

* Common stock includes $825 million and $398 million of investments in affiliates at December 31, 2020 and 2019, respectively.

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2020		December 31, 2019
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$35,628	2069	$33,189	2069
Foreign exchange contracts	2,823	2048	3,750	2049
Equity contracts	48,218	2028	40,674	2028
Credit contracts	3,680	2025	7,728	2024
Derivative liabilities:
Interest rate contracts	21,921	2070	14,079	2055
Foreign exchange contracts	7,165	2060	6,354	2060
Equity contracts	35,368	2022	34,406	2022
Credit contracts	-		-
Other contracts	54	2042	56	2042

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $1.0 billion and $725 million at December 31, 2020 and 2019, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2020
Assets:
Bonds	$119,814	$104,978	$-	$104,516	$15,298
Preferred stocks	95	85	9	82	4
Common stocks	139	139	-	139	-
Cash, cash equivalents and short-term investments	1,059	1,059	68	991	-
Mortgage loans	22,934	21,378	-	-	22,934
Contract loans	1,235	1,235	-	-	1,235
Receivables for securities	106	106	-	106	-
Securities lending reinvested collateral assets	1,692	1,692	-	1,692	-
Separate account assets	9,937	9,563	-	9,937	-
Liabilities:
Policy reserves and contractual liabilities	13,327	12,154	-	199	13,128
Payable for securities	257	257	-	257	-
Payable for securities lending	1,679	1,679	-	1,679	-
December 31, 2019
Assets:
Bonds	$108,500	$98,976	$-	$92,575	$15,925
Preferred stocks	409	299	5	315	89
Common stocks	143	143	-	143	-
Cash, cash equivalents and short-term investments	446	446	(65)	511	-
Mortgage loans	22,526	21,446	-	-	22,526
Contract loans	1,264	1,264	-	-	1,264
Receivables for securities	110	110	-	110	-
Securities lending reinvested collateral assets	1,283	1,283	-	1,283	-
Separate account assets	8,269	7,795	-	8,269	-
Liabilities:
Policy reserves and contractual liabilities	12,012	11,090	-	239	11,773
Payable for securities	433	433	-	433	-
Payable for securities lending	1,452	1,452	-	1,452	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2020
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$14	$2	$-	$16
Bank loans	-	16	10	-	26
Total bonds	-	30	12	-	42
Common stock
Industrial and miscellaneous	5	-	-	-	5
Mutual funds	-	50	-	-	50
Parent, subsidiaries and affiliates	4	-	-	-	4
Total common stock	9	50	-	-	59
Derivative assets:
Interest rate contracts	-	1,723	-	-	1,723
Foreign exchange contracts	-	384	-	-	384
Equity contracts	8	5,521	179	-	5,708
Credit contracts	-	-	2	-	2
Counterparty netting	-	-	-	(6,841)	(6,841)
Total derivative assets	8	7,628	181	(6,841)	976
Separate account assets	51,430	2,103	-	-	53,533
Total assets at fair value	$51,447	$9,811	$193	$(6,841)	$54,610
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$1	$1,403	$-	$-	$1,404
Foreign exchange contracts	-	567	-	-	567
Equity contracts	8	5,045	49	-	5,102
Credit contracts	-	-	-	-	-
Other contracts	-	-	6	-	6
Counterparty netting	-	-	-	(6,841)	(6,841)
Total derivative liabilities	9	7,015	55	(6,841)	238
Total liabilities at fair value	$9	$7,015	$55	$(6,841)	$238
December 31, 2019
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$11	$1	$-	$12
Total bonds	-	11	1	-	12
Common stock
Industrial and miscellaneous	72	-	20	-	92
Mutual funds	-	37	-	-	37
Parent, subsidiaries and affiliates	6	-	-	-	6
Total common stock	78	37	20	-	135
Derivative assets:
Interest rate contracts	1	1,169	-	-	1,170
Foreign exchange contracts	-	438	-	-	438
Equity contracts	5	3,357	154	-	3,516
Credit contracts	-	-	3	-	3
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative assets	6	4,964	157	(4,502)	625
Separate account assets	47,758	1,977	-	-	49,735
Total assets at fair value	$47,842	$6,989	$178	$(4,502)	$50,507
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$1,226	$-	$-	$1,226
Foreign exchange contracts	-	395	-	-	395
Equity contracts	5	3,073	23	-	3,101
Other contracts	-	-	7	-	7
Counterparty netting	$-	$-	$-	$(4,502)	$(4,502)
Total derivative liabilities	5	4,694	30	(4,502)	227
Total liabilities at fair value	$5	$4,694	$30	$(4,502)	$227

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2018	$2	-	$3	$79	$84	$5
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(1)	-	-	13	12	1
Included in surplus	(1)	-	6	(44)	(39)	1
Purchases, issuances and settlements	12	75	1	21	109	(1)
Transfers into Level 3	17	-	-	-	17	-
Transfers out of Level 3	(15)	-	(7)	-	(22)	-
Balance, December 31, 2018	$14	75	$3	$69	$161	$6
Total realized/unrealized capital gains or losses:
Included in net (loss) income	-	-	(7)	(19)	(26)	12
Included in surplus	(1)	-	(1)	67	65	23
Purchases, issuances and settlements	(2)	-	2	40	40	(11)
Transfers into Level 3	15	-	23	-	38	-
Transfers out of Level 3	(25)	(75)	-	-	(100)	-
Balance, December 31, 2019	$1	-	$20	$157	$178	$30
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	-	-	88	86	44
Included in surplus	2	1	-	30	33	24
Purchases, issuances and settlements	(14)	-	(30)	(94)	(138)	(43)
Transfers into Level 3	39	1	10	-	50	-
Transfers out of Level 3	(14)	(2)	-	-	(16)	-
Balance, December 31, 2020	$12	-	$-	$181	$193	$55

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2020 and 2019, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2020 and 2019 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2020.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2020
Derivative assets at fair value	$8	$7,628	$181	$7,817
Derivative liabilities at fair value	9	7,015	55	7,079

December 31, 2019
Derivative assets at fair value	$6	$4,964	$157	$5,127
Derivative liabilities at fair value	5	4,694	30	4,729

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2020	2019
Life insurance	$39,829	$38,744
Annuities (excluding supplementary contracts with life contingencies)	80,859	78,030
Supplementary contracts with life contingencies	560	531
Accidental death benefits	17	18
Disability - active lives	34	32
Disability - disabled lives	237	247
Excess of VM-21 reserves over basic reserves	1,504	-
Excess of AG 43 reserves over basic reserves	-	1,291
Deficiency reserves	1,477	1,660
Other miscellaneous reserve	1,077	1,032
Gross life and annuity reserves	125,594	121,585
Reinsurance ceded	(24,330)	(23,953)
Net life and annuity reserves	101,264	97,632
Accident and health reserves
Unearned premium reserves	9	10
Present value of amounts not yet due on claims	215	230
Additional contract reserves	544	543
Gross accident and health reserves	768	783
Reinsurance ceded	(12)	(17)
Net accident and health reserves	756	766
Aggregate policy reserves	$102,020	$98,398

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2020

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$26,372	$1,962	$-	$28,334	26.16%
b. At book value less current surrender charge of 5% or more	10,368	-	-	10,368	9.57%
c. At fair value	-	47	30,098	30,145	27.83%
d. Total with market adjustment or at fair value	36,740	2,009	30,098	68,847	63.56%
e. At book value without adjustment (minimal or no charge or adjustment)	25,026	-	5	25,031	23.11%
(2) Not subject to discretionary withdrawal	14,362	16	61	14,439	13.33%
(3) Total (gross: direct + assumed)	$76,128	$2,025	$30,164	$108,317	100.00%
(4) Reinsurance ceded	264	-	-	264
(5) Total (net)* (3) - (4)	$75,864	$2,025	$30,164	$108,053
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,430	$-	$-	$1,430
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2020

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$194	$67	$-	$261	0.85%
b. At book value less current surrender charge of 5% or more	48	-	-	48	0.16%
c. At fair value	-	-	18,764	18,764	61.39%
d. Total with market adjustment or at fair value	242	67	18,764	19,073	62.40%
e. At book value without adjustment (minimal or no charge or adjustment)	2,818	-	-	2,818	9.22%
(2) Not subject to discretionary withdrawal	2,231	6,443	-	8,674	28.38%
(3) Total (gross: direct + assumed)	$5,291	$6,510	$18,764	$30,565	100.00%
(4)Reinsurance ceded	66	-	-	66
(5) Total (net)* (3) - (4)	$5,225	$6,510	$18,764	$30,499
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$5	$-	$-	$5
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2020

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$-	$-	$-	$-	-%
b. At book value less current surrender charge of 5% or more	-	-	-	-	-%
c. At fair value	-	-	-	-	-%
d. Total with market adjustment or at fair value	-	-	-	-	-%
e. At book value without adjustment (minimal or no charge or adjustment)	615	-	1	616	4.68%
(2) Not subject to discretionary withdrawal	12,436	-	107	12,543	95.32%
(3) Total (gross: direct + assumed)	$13,051	$-	$108	$13,159	100.00%
(4) Reinsurance ceded	17	-	-	17
(5) Total (net)* (3) - (4)	$13,034	$-	$108	$13,142
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$-	$-	$-	$-
* Represents annuity reserves reported in separate accounts liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2020:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term policies with cash value	$1	$416	$2,920	$-	$-	$-
(2) Universal life	6,058	5,939	6,737	-	-	-
(3) Universal life with secondary guarantees	1,758	1,466	6,832	-	-	-
(4) Indexed universal life	727	581	708	-	-	-
(5) Indexed universal life with secondary guarantees	985	640	1,112	-	-	-
(6) Indexed life	-	-	-	-	-	-
(7) Other permanent cash value life insurance	2,142	8,652	9,963	1,868	1,868	1,868
(8) Variable life	-	-	-	-	-	-
(9) Variable universal life	127	112	141	1,113	1,107	2,042
(10) Miscellaneous reserves	-	1	1	-	-	-
B Not subject to discretionary withdrawal or no cash values
(1) Term policies without cash value	XXX	XXX	$11,415	XXX	XXX	$-
(2) Accidental death benefits	XXX	XXX	17	XXX	XXX	-
(3) Disability - active lives	XXX	XXX	34	XXX	XXX	-
(4) Disability - disabled lives	XXX	XXX	237	XXX	XXX	-
(5) Miscellaneous reserves	XXX	XXX	2,398	XXX	XXX	-
C Total (gross: direct + assumed)	$11,798	$17,807	$42,515	$2,981	$2,975	$3,910
D Reinsurance ceded	6,370	9,392	23,983	-	-	-
E Total (net) (C) - (D)	$5,428	$8,415	$18,532	$2,981	$2,975	$3,910

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

During 2019, AGL established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-1 was $7 million during the fourth quarter of 2020 and $1 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2020 in the general account related to subaccount CRT-1. The insulated separate account maintained a reserve of $197 million at December 31, 2020 for this subaccount CRT-1.

During 2020, AGL established an insulated subaccount CRT-2 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-2 to the general account, was $18 million during the fourth quarter of 2020 and $4 million on a

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

cumulative basis. A reserve of $0 is maintained at December 31, 2020 in the general account related to subaccount CRT-2. The insulated separate account maintained a reserve of $539 million at December 31, 2020 for this subaccount CRT-2.

During 2020, AGL established an insulated subaccount CRT-3 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-3 was $0 during the fourth quarter of 2020 and $12 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2020 in the general account related to subaccount CRT-3. The insulated separate account maintained a reserve of $444 million at December 31, 2020 for this subaccount CRT-3.

The following table presents separate account assets by product or transaction:

	December 31, 2020		December 31, 2019
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$49,901	$-	$46,380	$-
Variable life	3,574	-	3,354	-
Bank-owned life insurance – hybrid	464	-	444	-
Deferred annuities with MVA features	452	-	491	-
Terminal funding	6,897	-	4,988	-
Stable value wrap	57	-	51	-
Annuities with MVA features	-	1,727	-	1,616
Fixed annuities excess interest adjustment features	-	23	-	206
Total	$61,345	$1,750	$55,708	$1,822

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2020 and 2019 is $6.2 billion and $5.5 billion, respectively.

There was no separate account business seed money at December 31, for both 2020 and 2019.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2020	$450	$43
2019	383	35
2018	324	41
2017	292	40
2016	330	52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed Guarantee less than or equal to 4%	Non- indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
December 31, 2020
Premiums, considerations or deposits	$287	$-	$15	$4,263	$4,565
Reserves for accounts with assets at:
Market value	$-	$-	$-	$52,439	$52,439
Amortized costs	1,542	6,988	404	-	8,934
Total reserves	$1,542	$6,988	$404	$52,439	$61,373
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,542	$5,360	$404	$-	$7,306
At market value	-	-	-	52,324	52,324
Subtotal	1,542	5,360	404	52,324	59,630
Not subject to discretionary withdrawal	-	1,628	-	114	1,742
Total reserves	$1,542	$6,988	$404	$52,438	$61,372
December 31, 2019
Premiums, considerations or deposits	$397	$-	$16	$3,693	$4,106
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,744	$48,744
Amortized costs	1,258	5,178	422	-	6,858
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,258	$3,567	$422	$-	$5,247
At market value	-	-	-	48,639	48,639
Subtotal	1,258	3,567	422	48,639	53,886
Not subject to discretionary withdrawal	-	1,611	-	105	1,716
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
December 31, 2018
Premiums, considerations or deposits	$241	$-	$43	$3,090	$3,374
Reserves for accounts with assets at:
Market value	$-	$-	$-	$42,885	$42,885
Amortized costs	958	3,769	415	-	5,142
Total reserves	$958	$3,769	$415	$42,885	$48,027
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$958	$2,199	$415	$-	$3,572
At market value	-	-	-	42,802	42,802
Subtotal	958	2,199	415	42,802	46,374
Not subject to discretionary withdrawal	-	1,570	-	83	1,653
Total reserves	$958	$3,769	$415	$42,885	$48,027

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2020	2019	2018
Transfers to separate accounts	$4,553	$4,106	$3,373
Transfers from separate accounts	(4,280)	(4,298)	(4,147)
Net transfers to (from) separate accounts	273	(192)	(774)
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$273	$(192)	$(774)

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.5 billion at December 31, 2020 and 2019. The Company chose to record reserves in excess of VM-21 minimum reserves in December 31, 2020 and AG 43 in 2019, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $0.8 billion and $0.9 billion at December 31, 2020 and 2019, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $995 million and $281 million at December 31, 2020 and 2019, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2020, 2019 and 2018. Policyholder dividends for the years ended December 31, 2020, 2019 and 2018 were $5 million, $4 million, and $(13) million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2020		December 31, 2019
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$19	$19	$(18)	$(18)
Ordinary renewal	(360)	212	(336)	170
Group life	1	1	1	1
Total	$(340)	$232	$(353)	$153

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Effective December 31, 2019, the Company entered into an excess of loss reinsurance agreement providing coverage for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point defined in the treaty. Effective October 1, 2020, the Company entered into an additional excess of loss reinsurance agreement covering certain fixed indexed annuities with guaranteed living benefits issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”). The Company did not recognize any reserve credits associated with these treaties, but did recognize an asset related to a permitted practice, associated with the notional value of coverage defined in the treaties. Please see Note 2 for further details regarding the permitted practice.

Reinsurance premiums assumed in 2020, 2019 and 2018 were $1.0 billion, $238 million and $26 million, respectively. Reinsurance premiums ceded in 2020, 2019 and 2018 were $3.3 billion, $2.9 billion and $25.2 billion, respectively. Additionally, reserves on reinsurance assumed were $2.6 billion at December 31, 2020 and $1.6 billion at both December 31, 2019 and 2018. The reserve credit taken on reinsurance ceded was $24.4 billion, $24.0 billion and $23.3 billion at December 31, 2020, 2019 and 2018, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2020 and 2019, the Company’s reinsurance recoverables were $364 million and $366 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/ModCo Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty. Concurrent with the recapture of this in-force business, the reserves were ceded to an unaffiliated reinsurer via amendment to a treaty effective July 1, 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In 2020, the AGC Life Co/ModCo Agreement increased the Company’s pre-tax earnings by $337 million, while in 2019, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $520 million. In 2018, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $382 million.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly. The fourth quarter settlement of $145 million was paid in March 2021.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG’s Parent 10-K for year ending December 31, 2019.

On June 2, 2020, AIG Parent completed the sale of a majority of the interests in Fortitude Group Holdings, LLC (Fortitude Holdings) to Carlyle FRL, L.P. (Carlyle FRL), an investment fund advised by an affiliate of The Carlyle Group Inc. (Carlyle), and T&D United Capital Co., Ltd. (T&D), a subsidiary of T&D Holdings, Inc., under the terms of a membership interest purchase agreement entered into on November 25, 2019 by and among AIG Parent, Fortitude Holdings, Carlyle FRL, Carlyle, T&D and T&D Holdings, Inc. (the Majority Interest Fortitude Sale). AIG Parent established Fortitude Reinsurance Company Ltd. (Fortitude Re), a wholly owned subsidiary of Fortitude Holdings, in 2018 in a series of reinsurance transactions related to AIG Parent’s Legacy Portfolio. As of December 31, 2020, approximately $30.5 billion of reserves from AIG’s Parent’s Legacy Life and Retirement Run-Off Lines and approximately $4.1 billion of reserves from AIG’ Parent’s Legacy General Insurance Run-Off Lines, related to business written by multiple wholly-owned AIG subsidiaries, had been ceded to Fortitude Re under these reinsurance transactions. As of closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions and Fortitude Re is the reinsurer of the majority of AIG Parent’s Legacy Portfolio. As these reinsurance transactions are structured as modified coinsurance and loss portfolio transfers with funds withheld, following the closing of the Majority Interest Fortitude Sale, AIG Parent continues to reflect the invested assets, which consist mostly of available for sale securities, supporting Fortitude Re’s obligations, in AIG’ Parent’s financial statements.

Following closing, AIG contributed $700 million of the proceeds of the Majority Interest Fortitude Sale to certain of its General Insurance subsidiaries and $135 million of the proceeds of the Majority Interest Fortitude Sale to The United States Life Insurance Company in the City of New York. AIG retained $615 million of the proceeds it had previously

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

expected to contribute to certain of its Life and Retirement subsidiaries; as a result of the lower contribution, AIG received reduced dividend distributions from its Life and Retirement subsidiaries in 2020 compared to its original plan.

Effective as of July 1, 2020, the Company executed a First Amendment to the Amended and Restated Modified Coinsurance Agreement (the “Amended ModCo”) with Fortitude Reinsurance Company, Ltd. (“Fortitude”) pursuant to which certain business ceded under the Amended ModCo was recaptured by AGL from Fortitude and certain additional business was ceded by the Company to Fortitude.

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company’s statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of December 31, 2020
Statutory Statements of Assets, Liabilities and Capital and
Funds withheld				$145

Increase (Decrease) (in millions)	Initial Accounting	As of the Years Ended December 31, 2019, 2018 and 2017	Total Reported at December 31, 2019	As of and Year Ended December 31, 2020
Statutory Statement of Operations
Premiums and annuity considerations	$(22,152)	$(882)	$(23,035)	$(574)
Commissions and expense allowances	-	162	162	63
Reserve adjustments on reinsurance ceded	22,152	(5,027)	17,126	(1,644)
Total revenues	-	(5,747)	(5,747)	(2,155)
Death benefits	-	(770)	(770)	(259)
Annuity benefits	-	(3,077)	(3,077)	(991)
Surrender benefits	-	(388)	(388)	(123)
Other benefits	-	(781)	(781)	(208)
Other expenses	-	(1)	(1)	-
Total benefits and expenses	-	(5,017)	(5,017)	(1,581)
Net gain from operations before dividends to policyholders and federal income taxes	-	(730)	(730)	(574)
Dividends to policyholders	-	(38)	(38)	(10)
Net gain from operations after dividends to policyholders and before federal income	$-	$(692)	$(692)	$(564)

During 2020, the Company did not commute any treaties with non-affiliated reinsurers. In 2019 and 2018, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company’s pre-tax earnings of less than a million dollars.

The Company has an annuity Co/ModCo agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2020 and 2019, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $6.0 billion and $6.5 billion, respectively. In 2020, 2019 and 2018, the Agreement decreased the Company’s pre-tax earnings by $1 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (“the Tax Act”). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (“GILTI”), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (“BEAT”), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2020.

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2020			December 31, 2019			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$2,694	$1,968	$4,662	$2,353	$1,540	$3,893	$341	$428	$769
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross DTA	2,694	1,968	4,662	2,353	1,540	3,893	341	428	769
DTA non-admitted	1,505	1,968	3,473	1,348	1,540	2,888	157	428	585
Net admitted DTA	1,189	-	1,189	1,005	-	1,005	184	-	184
DTL	430	-	430	387	-	387	43	-	43
Total	$759	$-	$759	$618	$-	$618	$141	$-	$141

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2020			December 31, 2019			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$-	$-	$-	$-	$-	$-	$-	$-	$-
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	759	-	759	618	-	618	141	-	141
1. Adjusted gross DTA expected to be realized following the reporting date	759	-	759	618	-	618	141	-	141
2. Adjusted gross DTA allowed per limitation threshold	-	-	1,329	-	-	1,145	-	-	184
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	430	-	430	387	-	387	43	-	43
DTA admitted as the result of application of SSAP 101	$1,189	$-	$1,189	$1,005	$-	$1,005	$184	$-	$184

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	777%	724%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$8,857	$7,636

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2020	2019	2018
Current income tax expense
Federal	$961	$760	$513
Foreign	-	-	-
Subtotal	961	760	513
Federal income tax on net capital gains (losses)	316	81	(88)
Federal income tax incurred	$1,277	$841	$425

	Years Ended December 31,
(in millions)	2020	2019	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,255	$1,068	$187
Investments	14	27	(13)
Deferred acquisition costs	817	658	159
Fixed assets	407	377	30
Compensation and benefits accrual	42	48	(6)
Tax credit carryforward	123	141	(18)
Other (including items less than 5% of total ordinary tax assets)	36	34	2
Subtotal	2,694	2,353	341
Non-admitted	1,505	1,348	157
Admitted ordinary deferred tax assets	1,189	1,005	184
Capital:
Investments	1,968	1,540	428
Subtotal	1,968	1,540	428
Non-admitted	1,968	1,540	428
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	1,189	1,005	184
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	104	92	12
Policyholder reserves	250	231	19
General expense	76	64	12
Subtotal	430	387	43
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	430	387	43
Net deferred tax assets	$759	$618	$141

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2020	2019	Change
Total adjusted deferred tax assets	$4,662	$3,893	$769
Total deferred tax liabilities	430	387	43
Net adjusted deferred tax assets	$4,232	$3,506	726
Tax effect of unrealized gains (losses)			124
Change in net deferred income tax			$850

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2020		December 31, 2019		December 31, 2018
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$262	21.0%	$196	21.0%	$208	21.0%
Change in valuation adjustment	-	-	(220)	(23.6)	220	22.2
Amortization of interest maintenance reserve	111	8.9	71	7.6	(30)	(3.0)
Prior year return true-ups and adjustments	7	0.5	(60)	(6.4)	7	0.7
Surplus adjustments	62	5.1	(44)	(4.6)	8	0.8
Dividends received deduction	(20)	(1.6)	(29)	(3.1)	(20)	(2.1)
Other permanent adjustments	3	0.2	12	1.2	1	0.1
Disregarded entities	7	0.6	10	1.1	20	2.1
Change in non-admitted assets	(13)	(1.0)	4	0.4	(13)	(1.3)
LTIP Shortfall Deduction	7	0.6	-	-	-	-
Statutory income tax expense (benefit)	$426	34.3%	$(60)	(6.4)%	$401	40.5%

Federal income taxes incurred	$1,277	102.5%	$841	90.2%	$425	42.9%
Change in net deferred income taxes	(851)	(68.2)	(901)	(96.6)	(24)	(2.4)
Statutory income tax expense (benefit)	$426	34.3%	$(60)	(6.4)%	$401	40.5%

At December 31, 2020, the Company had the following foreign tax credits carryforwards:

(in millions)
Year Expires	Amount
2021	$8
2022	7
2023	1
2024	1
2025	-
Total	$17

At December 31, 2020, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2020, the Company had an alternative minimum tax credit of $1 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2020, the Company had the following general business credit carryforwards:

(in millions)
Year Expires	Amount
2025	$3
2026	6
2027	10
2028	13
2029	19
2030	38
2031	7
2032	8
Total	$104

At December 31, 2020, the Company had charitable contribution carryforwards less than a million dollars, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2018	$15
2019	183
2020	430
Total	$628

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $4.7 billion and concluded that no valuation allowance was required at December 31, 2020. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.9 billion at December 31, 2019.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2020	2019
Gross unrecognized tax benefits at beginning of year	$17	$17
Increases in tax position for prior years	-	-
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2020 and 2019, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $17 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2020 and 2019, the Company had accrued liabilities of $7.2 million and $6.5 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2020, 2019 and 2018, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2020, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months,

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007 - 2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007 - 2020 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2020.

Alternative Minimum Tax Credit

(in thousands)	2020
(1) Gross AMT Credit Recognized as:
a. Current year recoverable	$2
b. Deferred tax asset (DTA)	1

(2) Beginning balance of AMT credit carryforward	$3
(3) Amounts recovered	2
(4) Adjustments	-
(5) Ending Balance of AMT credit carryforward (5=2-3-4)	1
(6) Reduction for sequestration	-
(7) Nonadmitted by reporting entity	1
(8) Reporting entity ending balance (8=5-6-7)	$-

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table lists those companies that form part of the 2020 AIG consolidated federal tax return:

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited	AH SLP 1094 San Lucas, LLC
AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC	AH SubGP 1098 Green Pines, LLC

AH SubGP 1158 Flat Iron, LLC	AH SubGP 1170 Palms at Vero Beach, LLC	AH SubGP 1212 Painted Desert, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC

AH SubGP 1384 Woodglen, LLC	AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC

AH SubGP 1535 Hunter’s Run, LLC	AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC

AH SubGP 1631 Broadway, LLC	AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC

AH SubGP 641 McKinney Apartments, LLC	AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
AH SubGP 785 Mayfield, LLC	AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC

AH SubGP 929 Collinwood, LLC	AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC

AH SubGP MDL, LLC	AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC

AIG Assurance Company	AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.

AIG Commercial Equipment Finance, Inc.	AIG Consumer Finance Group, Inc.	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.

AIG Employee Services, Inc.	AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.

AIG G5, Inc.	AIG Global Asset Management Holdings Corp.	AIG Global Capital Markets Securities, LLC	AIG Global Real Estate Investment Corp.	AIG Insurance Management Services, Inc.

AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.	AIG Life of Bermuda, Ltd.

AIG Markets, Inc.	AIG Matched Funding Corp.	AIG Mortgage Capital, LLC	AIG North America, Inc.	AIG Partnership Holdings Corp.

AIG PC Global Services Inc.	AIG Procurement Services, Inc.	AIG Property Casualty Company	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.

AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Specialty Insurance Company

AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)	AIG Travel, Inc.	AIG Warranty Services of Florida, Inc.

AIG Warranty Services, Inc.	AIG WarrantyGuard, Inc.	AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.

AIG-FP Pinestead Holdings Corp.	AIGGRE Dakota Springs Investor LLC	AIGGRE DC Ballpark Investor, LLC	AIGGRE Europe Real Estate Fund I	AIGGRE Livermore Longfellow Investor LLC

AIGGRE Market Street II LLC	AIGGRE North Getty Investor LLC	AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC

AIGGRE U.S. Real Estate Fund III	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.

Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation

American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Insurance Company	American General Life Services Company, LLC

American General Realty	American Home Assurance Company	American International Facilities Management	American International Group, Inc.	American International Realty Corporation

American International Reinsurance	Applewood Funding Corp.	Arthur J. Glatfelter Agency, Inc.	Barnegat Funding Corp.	Blackboard Customer Care Insurance Services

Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company	Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC

CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC	CAP Investor 8, LLC	CAP Investor 10, LLC

CAP Investor 14, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company	Connective Mortgage Advisory Company	Crop Risk Services, Inc.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company

Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.	DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company
Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.	Fortitude Group Holdings, LLC	Fortitude Group Services, Inc.
Fortitude Life & Annuity Solutions, Inc.	Fortitude Re Investments, LLC	Fortitude Reinsurance Company, Ltd.	Foundry Insurance Agency, Inc.	GIG of Missouri, Inc.
GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC	Glatfelter Underwriting Services, Inc.	Grand Savannah SAHP Corp.
Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.	Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation

LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.	Livetravel, Inc.	LSTREET I, LLC
LSTREET II, LLC	MG Reinsurance Limited	MIP Mezzanine, LLC	MIP PE Holdings, LLC	Morefar Marketing, Inc.
Mt. Mansfield Company, Inc.	National Union Fire Insurance	National Union Fire Insurance Company	New Hampshire Insurance Company	PCG 2019 Corporate Member Limited
Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.	Prairie SAHP Corp.	Raptor Funding Corp.	Rialto Melbourne Investor LLC
Risk Specialists Companies	SA Affordable Housing, LLC	SA Investment Group, Inc.	SA SubGP 1000 Woodwind Lakes, LLC	SAAHP GP Corp.
SAFG Retirement Services, Inc.	SAHP GA III - SC LLC	SAI Deferred Compensation Holdings, Inc.	Sandstone (2016) Ltd.	SCSP Corp.

Service Net Solutions of Florida, LLC	Service Net Warranty, LLC	SLP Housing GPDNAC, LLC	SNW Insurance Agency, LLC	Spruce Peak Realty, LLC
Stowe Mountain Holdings, Inc.	Stratford Insurance Company	SubGen NT, Inc.	SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC
SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC	SunAmerica Fund Assets 112, LLC	SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC
SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company	SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC

The Glatfelter Agency, Inc.	The Insurance Company of the State of Pennsylvania	The United States Life Insurance Company of the City of New York	The Variable Annuity Life Insurance Company	Travel Guard Group, Inc.
Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company	Validus America, Inc.
Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.	Validus Specialty, LLC

Volunteer Firemen’s Insurance Services, Inc.	Webatuck Corp.	Westco Claims Management Services, Inc.	Westco Insurance Managers, Inc.	Western World Insurance Company
Western World Insurance Group, Inc.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2020, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company’s statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year’s statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company’s unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2021 without prior approval of the TDI is $751 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2020, 2019 and 2018:

Date	Type	Cash or Non-cash	Amount (in millions)
2019
March 28, 2019	Extraordinary	Cash	$330
June 26, 2019	Extraordinary	Cash	330
September 25, 2019	Ordinary	Cash	230
2018
March 27, 2018	Extraordinary	Cash	$337
June 26, 2018	Extraordinary	Cash	680
September 24, 2018	Extraordinary	Cash	680

The Company’s cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share. The company paid no dividends to its parent in 2020.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company’s employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2020	2019	2018
Defined benefit plans	$(10)	$(2)	$(12)
Postretirement medical and life insurance plans	1	1	1
Total	$(9)	$(1)	$(11)

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $27 million, $28 million and $27 million in 2020, 2019 and 2018, respectively.

Share-based and Deferred Compensation Plans

AIG sponsors Long Term Incentive Plans (“LTIP”) that provide for annual awards to certain employees, including senior executive officers and other highly compensated employees that may be a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”), or stock options.

The number of PSUs issued on the grant date (the target) provides the opportunity for the LTIP participant to receive shares of AIG Common Stock based on AIG achieving specified performance goals at the end of a three-year performance period. These performance goals are pre-established by AIG’s Compensation and Management Resources Committee for each annual grant and may differ from year to year. The actual number of PSUs earned can vary from zero to 200 percent of the target for the 2020, 2019 and 2018 awards, depending on AIG’s performance relative to a specified peer group and/or the outcome of pre-established financial goals, as applicable. RSUs and stock options are earned based on continued service by the participant.

Vesting occurs on January 1 of the year immediately following the end of the three-year performance period. For awards granted prior to 2017, vesting occurs in three equal installments beginning on January 1 of the year immediately following the end of a performance period and January 1 of each of the next two years. Recipients must be employed at each vesting date to be entitled to share delivery, except upon the occurrence of an accelerated vesting event, such as an involuntary termination without cause, disability, retirement eligibility or death during the vesting period.

LTI awards accrue dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs are subject to the same vesting terms and conditions as the underlying unit.

The Company receives an allocation from AIG for these expenses. The Company recognized compensation expenses of $22 million, $27 million and $28 million as of December 31, 2020, 2019 and 2018, respectively, based on the value of AIG’s common stock on the date of grant of which all was recharged to related parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Modification of LTI Awards

During the third quarter of 2019, the Company added a modifier to the 2019 performance share units awarded to certain senior executives to cap payout at 100 percent of target if our total shareholder return for the three-year performance period is below peer median. The Company did not recognize any incremental compensation expense as a result of this modification. During the third quarter of 2020, the Company reduced the performance goals from three to two metrics for the 2018 LTI and 2019 LTI awards for certain PSU recipients.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company’s interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity as of December 31, 2020 is $1.4 billion.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2020	2019
Membership stock - Class B	$7	$7
Activity stock	129	129
Excess stock	2	6
Total	$138	$142

Actual or estimated borrowing capacity as determined by the insurer	$4,560	$5,296

The Company did not hold any Class A at December 31, 2020 or 2019.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2020		December 31, 2019
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$3,570	$3,810	$3,697	$3,812

Maximum amount pledged during reporting period	4,398	4,609	3,908	3,928

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2020	2019
Amount outstanding	$3,148	$3,148

Maximum amount borrowed during reporting period	$3,148	$3,148

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2020 or 2019.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 13, 2017	57
10-year floating rate	February 1, 2017	67
7-year floating rate	May 24, 2017	52
10-year floating rate	June 15, 2016	254

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.9 billion and $3.1 billion at December 31, 2020 and 2019, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2020, $1.2 billion are currently expected to expire in 2021, and the remainder by 2023 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2020 and 2019, the Company had $1.8 billion and $1.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $472 million are expected to expire in 2021 and the remainder by 2050, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2020, the future minimum lease payments under the operating leases are as follows:

(in millions)
2021	$17
2022	16
2023	13
2024	7
2025	6
Remaining years after 2025	6
Total	$65
Rent expense was $19 million, $18 million and $17 million in 2020, 2019 and 2018, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $41 million for these guarantee fund assessments at December 31, 2020 and 2019, respectively. The Company has recorded receivables of $31 million and $33 million at December 31, 2020 and 2019, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2020 and 2019. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2020 and 2019, the Company had admitted assets of $234 million and $156 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

During 2020 and 2019, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company’s activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the DOL, the Internal Revenue Service (IRS) and the Pension Benefit Guaranty Corporation.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company’s businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company’s business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions, increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. Some of the changes in law made by the SECURE Act are complex and still require further regulatory guidance. We have implemented new processes and procedures, where needed, designed to comply with the new requirements.

Business Interruption Insurance Recoveries

The Company did not receive any business interruption insurance recoveries during the periods covered by this statement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On October 26, 2020, AIG announced its intention to separate its Life & Retirement business from AIG. No decisions have yet been made regarding the structure of the proposed initial disposition of up to a 19.9% interest in the Life and Retirement business. In addition, any separation transaction will be subject to the satisfaction of various conditions and approvals, including approval by the AIG Board of Directors, receipt of insurance and other required regulatory approvals, and satisfaction of any applicable requirements of the Securities and Exchange Commission. No assurance can be given regarding the form that a separation transaction may take or the specific terms or timing thereof, or that a separation will in fact occur. For further information regarding AIG’s announcement, please refer to AIG’s Form 10-K for the year ended December 31, 2020.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG’s broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $435 million, $218 million and $395 million of pre-tax restructuring and other costs in 2020, 2019 and 2018, respectively, primarily comprised of employee severance charges.

CARES Act

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (CARES) Act to mitigate the economic impacts of the COVID-19 crisis. This legislation contains multiple provisions, including some that provide greater access to assets held in tax-qualified retirement plans and IRAs for qualifying individuals, which have relevance to the products and services offered by the Company. The relief provided in the CARES Act includes, among others, temporary liberalization of access to distributions and loans, and loan repayment suspension, for eligible individuals in many defined contribution retirement plans; a waiver of the 10% additional tax on qualifying distributions which otherwise applies to early distributions (generally, prior to age 59 1⁄2) from retirement plans and IRAs; and a temporary waiver of required minimum distributions due to be taken in 2020 from retirement plans and IRAs. The Company has implemented an array of forms, processes and procedures to assist in making these provisions available to plan sponsors, plan participants and IRA owners. All of these temporary provisions expired by the end of 2020. Any additional liberalization would require enactment of new legislation.

COVID-19

The impact of COVID-19 crisis is evolving rapidly and will depend upon the scope and duration of the crisis as well as the actions taken by governments, regulators and other third parties in response, all of which are highly uncertain at this time. Please refer to AIG’s Form 10-K for the year ended December 31, 2020, for additional information regarding the impact of this event on AIG and its businesses.

Specific to AIG’s Life & Retirement segment, which includes the Company’s businesses, the most significant impacts relating to COVID-19 have been the impact of interest rate and equity market levels on spread and fee income, and adverse mortality. Additionally, we have a diverse investment portfolio with material exposures to various forms of credit risk. Because of the far reaching economic impacts of COVID-19, it is likely that there will be continued impact on the value of the portfolio; however, at this point in time, uncertainty surrounding the duration and severity of the COVID-19 crisis make the short-term or long-term financial impact difficult to quantify. Our management is actively monitoring the Company’s claims activity and evaluating the potential direct and indirect impacts that COVID-19 may have on the Company’s businesses, operations and investments (including resulting from accommodations if any we may provide to our clients during this crisis).

Additional information on AIG Parent is publicly available in AIG Parent’s regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company’s commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company’s Representative Security Account (RSA).

In each transaction, a portion of the Company’s securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company’s RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home’s and National Union’s audited statutory financial statements are filed with the SEC in the Company’s registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. (“AIGB”) entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB’s books related to this agreement was approximately $330,000 at December 31, 2020 and 2019. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

During the year ended December 31, 2020, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the TDI.

Effective January 1, 2011, AGL entered into a Reinsurance Agreement (AGL-1101) with AGC Life pursuant to which certain blocks of life business issued by AGL were ceded to AGCL. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Insurance. Amendment 29 to the reinsurance agreement was approved by the TDI and MDOI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 will be closed to new business as of December 31, 2021.

On June 2, 2020, in connection with AIG Parent’s completion of the sale of a majority of the interests in Fortitude Group Holdings, LLC, the Company executed an Amended and Restated Modified Coinsurance Agreement (the “Amended and Restated ModCo”) with Fortitude Reinsurance Company, Ltd. (“Fortitude”) with an effective date of June 1, 2020. Fortitude is a wholly owned subsidiary of Fortitude Group Holdings, LLC. The Amended and Restated ModCo amends and restates the Modified Coinsurance Agreement previously executed by the Company with Fortitude in February 2018. Following AIG Parent’s completion of the aforementioned sale, Fortitude is no longer an affiliate of the Company.

On January 2, 2020, AGL sold its Houston Campus properties to an affiliate, 2929 REH, a newly formed limited liability company incorporated in the state of Texas. 2929 REH is owned by AIG Life Holdings, Inc. and Knickerbocker Corporation, a Texas corporation wholly owned by AIG Life Holdings, Inc. The sale of the properties is treated as a sale and leaseback transaction pursuant to SSAP 22R. The gain on sale of $253 million was recognized directly to special surplus funds and will be subsequently amortized to unassigned surplus over a 10 year period. Amortization for the period ending December 31, 2020 was $25 million.

AIG Life Holdings, Inc. issued two senior promissory notes to AGL in the amount of $150 million and $200 million (“2019 Promissory Notes”), respectively in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG Parent for the benefit of AGL, with maturity dates of five and four years respectively and interest rates of

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2.52% and 2.40% per year respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP 25.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP (“U.S. Fund III”), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. In December 2020, AGL and several of its U.S. insurance company affiliates sold a portion of their equity interests in U.S. Fund III to third parties. AGL sold equity interests in the fund representing approximately 9.2% of U.S. Fund III to the third parties for a purchase price of approximately $73.2 million. At the close of the sale to the third parties, a portion of the purchase price was paid in cash and the remainder is being paid based on the terms of loan agreements between AGL and the third parties. As of December 31, 2020, after the sale to third parties, the Company’s unfunded capital commitment to U.S. Fund III was approximately $128 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP (“Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $223.4 million (representing an approximately 48.3% equity interest therein), and contributed to the fund a combination of the Company’s interests in certain real estate equity investments (with an aggregate fair value of approximately $6.8 million) and cash (approximately $10.6 million). The Company’s unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $206 million.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $320 million, $297 million and $105 million in 2020, 2019 and 2018, respectively. AGLIC Bermuda made distributions to the Company of $8 million in 2020 and $0 for 2019 and 2018.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, “AIGGRE”), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP (“U.S. Fund I”), AIGGRE U.S. Real Estate Fund II, LP (“U.S. Fund II” and, together with U.S. Fund I, the “U.S. Funds”), and AIGGRE Europe Real Estate Fund I S.C.SP (“Europe Fund I”). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company’s interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company’s interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein) and contributed to the fund the Company’s interests in certain real estate equity investments with an aggregate fair value of approximately $143 million and received a cash payment from the fund of approximately $18.9 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $90.7 million, $93.2 million, $128 million, $57.9 million and $229.9 million, respectively.

At December 31, 2019, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $93.9 million, $104.3 million, $396.9 million, $52.7 million and $249.9 million, respectively.

At December 31, 2018, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company’s subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company’s wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans’ adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2020 and 2019, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2020:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AIG Inc	$4	$-	$4	June 16, 2020
AGLIC INVESTMENTS BERMUDA LTD.	719	-	719	October 13, 2020
AGL LOAN INVESTMENTS CORPORATION	80	-	80	May 7, 2020
AIG Direct - SER B	4	4	-	NA
AIG Direct - SER A	4	4	-	NA
AIG Direct - NON VOTING	1	1	-	NA
UG Corp COM	2	2	-	NA
AIG LIFE FUNDS HLDGS LTD	22	-	22	December 17, 2020
Sunamerica Affordable Housing LLC	71	71	-	NA
SunAmerica Asset Management LLC	786	-	786	NA
Selkirk No. 1 Investments	9	-	9	NA
Selkirk No. 3A Investments	3	-	3	NA
AIGGRE U.S. Real Estate Fund II, LP	272	-	272	NA
AIGGRE U.S. Real Estate Fund III, LP	292	-	292	NA
AIGGRE Europe Real Estate Fund I S.C.SP	65	-	65	NA
AIGGRE U.S. Real Estate Fund I, LP	64	-	64	NA
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	86	-	86	NA
Total	$2,484	$82	$2,402

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Parent Capital Management Corporation, in the amount of $823 million and $446 million at December 31, 2020 and 2019, respectively. These funds were reclassified in 2020 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $100 million and $88 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2020 and 2019, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $43 million, $86 million and $106 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2020, 2019 and 2018, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $119 million in 2020, $111 million in 2019 and $104 million in 2018, respectively.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 23, 2021, the date the financial statements were issued.

On February 8, 2021, AIG Life and Retirement announced that SunAmerica Asset Management, LLC (“SAAMCo”) , a subsidiary of the Company, entered into a definitive agreement with Touchstone Investments (“Touchstone”), an indirect wholly-owned subsidiary of Western & Southern Financial Group, to sell certain assets of SAAMCo’s Retail Mutual Funds business. SAAMCO’s Mutual Funds business manages $7.8 billion in assets across eighteen funds as of December 31, 2020, of which twelve funds with $7.5 billion in assets would be proposed to be merged into Touchstone funds in the transaction. The closing is subject to customary approvals and is targeted for mid-2021.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2020 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
61748HJY8	$3,823	$3,626	$197	$3,626	$3,363	03/31/2020
073873AA9	1,006	999	7	999	954	03/31/2020
81744AAA6	576	559	17	559	539	03/31/2020
32051GTX3	1,599	1,591	8	1,591	1,592	03/31/2020
885220HM8	3,754	3,662	92	3,662	3,330	03/31/2020
007036UQ7	1,153	946	207	946	998	03/31/2020
05952DAB4	3,705	3,573	132	3,573	3,434	03/31/2020
00703QAD4	11,308	10,871	437	10,871	10,449	03/31/2020
45254TSM7	11,383	9,327	2,056	9,327	7,880	03/31/2020
92922F8M3	2,026	1,713	313	1,713	1,867	03/31/2020
5899295L8	282	276	6	276	269	03/31/2020
251510CV3	3,107	3,046	61	3,046	2,948	03/31/2020
45254NNP8	3,102	3,036	66	3,036	3,053	03/31/2020
36297TAE2	674	668	6	668	670	03/31/2020
92922FQ43	8,302	7,198	1,104	7,198	7,376	03/31/2020
362341FR5	727	715	12	715	631	03/31/2020
86361WAA9	7,290	7,155	135	7,155	7,272	03/31/2020
45254NML8	1,997	1,936	61	1,936	1,911	03/31/2020
466247TQ6	1,856	1,743	113	1,743	1,771	03/31/2020
12544MAA7	5,522	5,439	83	5,439	5,450	03/31/2020
74923JAE7	5,839	4,512	1,327	4,512	5,564	03/31/2020
35729PPX2	8,466	8,274	192	8,274	7,767	03/31/2020
61744CXM3	9,110	7,462	1,648	7,462	8,516	03/31/2020
86359AET6	3,323	3,208	115	3,208	3,006	03/31/2020
86360QAE5	11,091	10,901	190	10,901	10,762	03/31/2020
74922MAC5	7,097	6,704	393	6,704	6,164	03/31/2020
94984GAD9	679	652	27	652	571	03/31/2020
46630GAH8	5,940	5,817	123	5,817	5,815	03/31/2020
12489WQX5	13,430	13,109	321	13,109	13,213	03/31/2020
68389FHT4	3,768	3,703	65	3,703	3,673	03/31/2020
93364FAD3	4,428	4,208	220	4,208	4,017	03/31/2020
25150WAA2	23,499	22,750	749	22,750	21,361	03/31/2020
04542BGW6	224	222	2	222	221	03/31/2020
12489WHZ0	440	434	6	434	425	03/31/2020
81375WAL0	466	462	4	462	454	03/31/2020
94986DAA0	1,315	1,268	47	1,268	1,089	03/31/2020
92927XAH7	8,679	8,239	440	8,239	8,375	03/31/2020
761118HA9	2,341	2,074	267	2,074	2,043	03/31/2020
74923CAE2	10,432	7,148	3,284	7,148	9,893	03/31/2020
65538PAC2	4,641	2,849	1,792	2,849	4,406	03/31/2020
362290AM0	257	249	8	249	255	03/31/2020
32051GJ48	1,444	1,374	70	1,374	1,314	03/31/2020
466286AA9	5,978	5,740	238	5,740	5,408	03/31/2020
32051GJ55	1,830	1,809	21	1,809	1,626	03/31/2020
55028BAA5	2,699	2,660	39	2,660	2,616	03/31/2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
456610AA2	$7,607	$7,261	$346	$7,261	$6,760	03/31/2020
78473WAE3	7,682	7,218	464	7,218	6,984	03/31/2020
007037AB0	7,907	7,765	142	7,765	7,227	03/31/2020
45667QAC5	4,139	4,091	48	4,091	3,980	03/31/2020
61748HLA7	2,528	2,347	181	2,347	2,384	03/31/2020
65537KAX8	4,327	3,862	465	3,862	4,141	03/31/2020
456680AE7	7,855	7,819	36	7,819	7,799	03/31/2020
05539TAQ8	104	71	33	71	86	03/31/2020
881561VZ4	334	332	2	332	329	03/31/2020
84751PBL2	147	146	1	146	144	03/31/2020
92990GAA1	1,085	1,068	17	1,068	1,004	03/31/2020
36228FZA7	727	707	20	707	661	03/31/2020
456680AC1	3,853	3,741	112	3,741	3,494	03/31/2020
466247EC3	639	603	36	603	553	03/31/2020
073879BA5	4,417	4,281	136	4,281	4,099	03/31/2020
881561RR7	1,878	1,741	137	1,741	1,774	03/31/2020
12669EF50	2,644	2,572	72	2,572	2,500	03/31/2020
04541GTN2	8,249	8,111	138	8,111	7,914	03/31/2020
805564PQ8	155	138	17	138	147	03/31/2020
073879CD8	1,398	1,365	33	1,365	1,345	03/31/2020
36185MDS8	678	678	-	678	676	03/31/2020
05949CRW8	1,681	1,595	86	1,595	1,595	03/31/2020
86359BWR8	1,011	988	23	988	914	03/31/2020
466247BE2	437	417	20	417	388	03/31/2020
36228FZB5	172	168	4	168	161	03/31/2020
466247CP6	1,924	1,886	38	1,886	1,615	03/31/2020
466247BG7	132	122	10	122	129	03/31/2020
94984MAB0	1,264	1,223	41	1,223	1,080	03/31/2020
362341ZV4	4,468	4,452	16	4,452	4,366	03/31/2020
36228F4S2	627	607	20	607	534	03/31/2020
68389FKQ6	6,216	6,083	133	6,083	6,136	03/31/2020
41161PSJ3	5,359	5,131	228	5,131	5,210	03/31/2020
007036HZ2	5,763	5,649	114	5,649	5,280	03/31/2020
576433QT6	2,380	2,331	49	2,331	2,267	03/31/2020
02660THY2	13,294	12,952	342	12,952	12,492	03/31/2020
02150TAD2	23,466	22,739	727	22,739	22,893	03/31/2020
02660VAG3	3,507	3,374	133	3,374	3,168	03/31/2020
81744FHV2	2,990	2,860	130	2,860	2,833	03/31/2020
75114GAA7	16,828	16,761	67	16,761	15,982	03/31/2020
93362FAK9	3,415	3,296	119	3,296	3,378	03/31/2020
52523MAC4	5,308	5,131	177	5,131	4,960	03/31/2020
5899297K8	6,497	6,286	211	6,286	6,066	03/31/2020
12669GXQ9	11,721	11,352	369	11,352	11,404	03/31/2020
17025TAR2	862	861	1	861	811	03/31/2020
94983JAG7	5,691	5,530	161	5,530	4,920	03/31/2020
542514SW5	8,316	8,129	187	8,129	8,033	03/31/2020
64352VPQ8	9,160	8,831	329	8,831	8,153	03/31/2020
542514SD7	4,756	4,654	102	4,654	4,067	03/31/2020
12559QAG7	49,491	47,231	2,260	47,231	42,382	03/31/2020
76112BN48	9,655	9,228	427	9,228	8,589	03/31/2020
74978AAE0	5,114	4,851	263	4,851	4,352	03/31/2020
59001FAQ4	3,395	3,328	67	3,328	3,241	03/31/2020
57643LHS8	24,870	23,947	923	23,947	21,943	03/31/2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
89176EAC4	$5,111	$5,096	$15	$5,096	$4,488	03/31/2020
43739EBN6	3,745	3,586	159	3,586	3,290	03/31/2020
81745XCC9	3,735	3,691	44	3,691	3,364	03/31/2020
89178BAC8	30,572	30,208	364	30,208	23,789	03/31/2020
74922AAA5	7,802	7,522	280	7,522	7,526	03/31/2020
74922WAA7	7,271	6,964	307	6,964	6,929	03/31/2020
94983RAD6	2,566	2,502	64	2,502	2,532	03/31/2020
073871AA3	4,799	4,214	585	4,214	4,687	03/31/2020
86361GAC0	4,390	3,965	425	3,965	4,243	03/31/2020
83611MGV4	17,189	16,526	663	16,526	15,478	03/31/2020
45256VAA5	8,700	7,491	1,209	7,491	8,145	03/31/2020
45669BAA0	23,106	22,580	526	22,580	21,625	03/31/2020
362341EN5	1,693	1,686	7	1,686	1,686	03/31/2020
92922FQF8	305	301	4	301	302	03/31/2020
12667FFK6	4,625	4,598	27	4,598	4,594	03/31/2020
55027YAD0	917	898	19	898	868	03/31/2020
86358EFJ0	3,888	3,758	130	3,758	3,593	03/31/2020
59024NAA5	8,902	8,502	400	8,502	8,136	03/31/2020
45660NS22	3,301	3,179	122	3,179	2,889	03/31/2020
12667FYS8	370	368	2	368	367	03/31/2020
058928AN2	1,540	1,525	15	1,525	1,494	03/31/2020
881561XM1	1,111	1,102	9	1,102	1,099	03/31/2020
466247ED1	973	848	125	848	937	03/31/2020
466275AA2	1,099	1,085	14	1,085	1,059	03/31/2020
47631WAB3	310	-	310	-	214	03/31/2020
07387AEG6	1,082	1,076	6	1,076	1,047	03/31/2020
75114GAC3	4,749	4,618	131	4,618	4,379	03/31/2020
84751PBK4	2,185	2,123	62	2,123	2,083	03/31/2020
32053AAB2	1,452	1,261	191	1,261	1,283	03/31/2020
45254NRG4	2,783	2,700	83	2,700	2,694	03/31/2020
00764MCG0	1,140	1,087	53	1,087	1,049	03/31/2020
86361EAD3	299	294	5	294	295	03/31/2020
933634AA5	3,411	3,333	78	3,333	3,104	03/31/2020
617505AE2	2,978	2,144	834	2,144	2,699	03/31/2020
16162WMC0	4,839	4,834	5	4,834	4,556	03/31/2020
466247DF7	1,359	1,286	73	1,286	1,171	03/31/2020
59020UDT9	321	308	13	308	308	03/31/2020
32027NGD7	220	210	10	210	193	03/31/2020
45254NJP3	104	102	2	102	95	03/31/2020
126671Z58	1,475	1,463	12	1,463	1,453	03/31/2020
550279AA1	3,949	3,879	70	3,879	3,798	03/31/2020
52525FAC7	2,360	2,350	10	2,350	2,180	03/31/2020
12669ATP9	295	294	1	294	290	03/31/2020
59025JAA3	1,099	1,072	27	1,072	1,002	03/31/2020
125435AA5	1,360	1,323	37	1,323	1,264	03/31/2020
65535VMF2	6,188	6,124	64	6,124	6,005	03/31/2020
12667F4S1	1,394	1,391	3	1,391	1,377	03/31/2020
863579PD4	3,466	3,417	49	3,417	3,303	03/31/2020
12652CBE8	810	791	19	791	740	03/31/2020
693680BK5	252	246	6	246	160	03/31/2020
69374JBU4	166	157	9	157	105	03/31/2020
69372XBS0	274	265	9	265	220	03/31/2020
69372XBQ4	779	768	11	768	699	03/31/2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
69372XBT8	$115	$107	$8	$107	$104	03/31/2020
69374XBQ2	696	683	13	683	589	03/31/2020
69374XBT6	95	88	7	88	81	03/31/2020
69375BBQ9	707	697	10	697	597	03/31/2020
69375BBT3	59	54	5	54	52	03/31/2020
693684BR2	891	873	18	873	743	03/31/2020
525221GM3	5,639	5,527	112	5,527	5,613	03/31/2020
02151RAB9	3,441	3,343	98	3,343	3,227	03/31/2020
Quarterly Total	$729,183	$694,300	$34,883	$694,300	$669,546
92927BAA0	$18,349	$18,201	$148	$18,201	$17,008	06/30/2020
39538WGJ1	10,709	10,590	119	10,590	10,066	06/30/2020
92925VAF7	18,617	18,311	306	18,311	17,575	06/30/2020
362341CU1	6,687	6,495	192	6,495	6,232	06/30/2020
94984MAP9	7,800	7,598	202	7,598	6,737	06/30/2020
23242GAD6	45,967	44,902	1,065	44,902	44,662	06/30/2020
126694H27	1,028	1,020	8	1,020	995	06/30/2020
36242D4W0	5,507	5,465	42	5,465	5,256	06/30/2020
07386HJT9	10,360	10,153	207	10,153	9,630	06/30/2020
41162DAD1	27,172	26,733	439	26,733	24,957	06/30/2020
761118MA3	6,632	6,570	62	6,570	5,978	06/30/2020
45662FAD2	3,930	3,852	78	3,852	3,893	06/30/2020
125439AA7	13,922	13,806	116	13,806	12,792	06/30/2020
94985JBP4	1,947	1,907	40	1,907	1,787	06/30/2020
02150AAF8	11,877	11,679	198	11,679	11,394	06/30/2020
126694LE6	924	912	12	912	871	06/30/2020
1266714M5	2,222	2,171	51	2,171	2,025	06/30/2020
07384MG71	4,663	4,591	72	4,591	4,319	06/30/2020
94981VAP2	1,899	1,555	344	1,555	1,585	06/30/2020
939336C92	623	604	19	604	602	06/30/2020
073879BB3	2,599	2,523	76	2,523	2,233	06/30/2020
45254NJN8	438	432	6	432	413	06/30/2020
12669FTC7	1,526	1,452	74	1,452	1,525	06/30/2020
126673XD9	37,629	36,533	1,096	36,533	33,216	06/30/2020
88522WAD5	7,841	7,451	390	7,451	7,108	06/30/2020
466247WT6	11,095	10,936	159	10,936	10,490	06/30/2020
05530VAB5	5,620	5,494	126	5,494	5,150	06/30/2020
12666BAE5	43,021	41,910	1,111	41,910	40,032	06/30/2020
45254NQF7	5,809	5,684	125	5,684	5,348	06/30/2020
23247LAD0	41,117	39,733	1,384	39,733	37,518	06/30/2020
466247PE7	12,132	11,738	394	11,738	11,206	06/30/2020
07401EAE9	13,170	13,033	137	13,033	12,795	06/30/2020
45254TTF1	15,434	14,986	448	14,986	8,697	06/30/2020
46630GBD6	15,723	15,430	293	15,430	14,366	06/30/2020
89175VAC7	26,467	26,389	78	26,389	24,593	06/30/2020
12667FCY9	8,709	8,506	203	8,506	7,984	06/30/2020
81748BCC4	9,512	9,442	70	9,442	8,138	06/30/2020
45254TRP1	1,166	1,149	17	1,149	1,082	06/30/2020
12628KAE2	2,717	2,623	94	2,623	2,593	06/30/2020
46630RAW1	6,468	6,097	371	6,097	4,987	06/30/2020
466247BF9	505	485	20	485	471	06/30/2020
437084AW6	89	88	1	88	82	06/30/2020
05948XTP6	353	317	36	317	310	06/30/2020
05946XJP9	2,033	1,975	58	1,975	2,024	06/30/2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
12668BXF5	$2,558	$2,389	$169	$2,389	$2,422	06/30/2020
362669AS2	1,396	1,288	108	1,288	1,098	06/30/2020
225458FM5	4,227	4,116	111	4,116	4,224	06/30/2020
59023PAB9	3,676	3,580	96	3,580	3,441	06/30/2020
Quarterly Total	$483,865	$472,894	$10,971	$472,894	$441,910
3622MSAA0	$1,447	$1,416	$31	$1,416	$1,376	09/30/2020
45255RAB3	28,424	28,174	250	28,174	26,263	09/30/2020
61744CZD1	18,601	18,343	258	18,343	18,806	09/30/2020
16165TBB8	6,796	6,651	145	6,651	6,522	09/30/2020
17180HAA6	165	-	165	-	38	09/30/2020
949789AA9	1,721	1,681	40	1,681	1,545	09/30/2020
93364AAB8	12,688	12,606	82	12,606	11,718	09/30/2020
59020UAY1	826	765	61	765	733	09/30/2020
45660L6N4	15,058	14,409	649	14,409	10,234	09/30/2020
45660LEF2	9,371	9,173	198	9,173	8,889	09/30/2020
12669GW56	1,119	1,087	32	1,087	1,085	09/30/2020
12668BKA0	7,261	7,141	120	7,141	6,775	09/30/2020
12628LAE0	7,674	7,596	78	7,596	5,625	09/30/2020
761118WQ7	5,112	5,077	35	5,077	5,077	09/30/2020
93934FNJ7	45,648	45,295	353	45,295	41,688	09/30/2020
94986QAA1	41,923	40,411	1,512	40,411	37,622	09/30/2020
74928UBZ9	8,920	8,877	43	8,877	8,599	09/30/2020
92922FC22	15,000	14,622	378	14,622	13,284	09/30/2020
16158RAZ9	14,784	14,625	159	14,625	12,832	09/30/2020
16159GAZ2	28,257	28,134	123	28,134	24,651	09/30/2020
46628GAN9	763	744	19	744	722	09/30/2020
466247BW2	337	332	5	332	305	09/30/2020
07387BFZ1	363	48	315	48	50	09/30/2020
25151RAA2	11,065	10,969	96	10,969	10,191	09/30/2020
36242DYH0	1,135	1,041	94	1,041	913	09/30/2020
69372XBR2	1,141	1,127	14	1,127	1,026	09/30/2020
69374XBR0	1,453	1,437	16	1,437	1,202	09/30/2020
Quarterly Total	$287,052	$281,781	$5,271	$281,781	$257,771
88522NAA1	$17,874	$17,604	$270	$17,604	$17,257	12/31/2020
126694JS8	7,360	7,295	65	7,295	7,151	12/31/2020
69374XBS8	573	561	12	561	489	12/31/2020
69375BBS5	471	459	12	459	417	12/31/2020
69375BBR7	1,410	1,394	16	1,394	1,206	12/31/2020
693684BS0	2,044	2,033	11	2,033	1,698	12/31/2020
693684BT8	681	666	15	666	546	12/31/2020
693684BU5	314	305	9	305	300	12/31/2020
949831BJ9	21,219	21,121	98	21,121	20,233	12/31/2020
22544QAH2	286	128	158	128	238	12/31/2020
59022HLP5	254	128	126	128	133	12/31/2020
94984DAC8	221	149	72	149	220	12/31/2020
07384YPN0	42	39	3	39	40	12/31/2020
32051GJ89	115	91	24	91	115	12/31/2020
466247GJ6	616	593	23	593	612	12/31/2020
362341WZ8	4,005	3,971	34	3,971	3,949	12/31/2020
16163LAA0	958	943	15	943	905	12/31/2020
5899296S2	922	905	17	905	861	12/31/2020
94986KAA4	9,568	9,471	97	9,471	8,642	12/31/2020
41161PJX2	3,920	3,594	326	3,594	3,599	12/31/2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
31359UPW9	$1,301	$1,093	$208	$1,093	$878	12/31/2020
92922FEC8	2,878	2,841	37	2,841	2,830	12/31/2020
07383UGB5	8,829	8,305	524	8,305	8,270	12/31/2020
2254W0JD8	995	928	67	928	760	12/31/2020
126673XB3	169	168	1	168	168	12/31/2020
22541QR79	9,480	9,435	45	9,435	8,853	12/31/2020
5899296T0	597	565	32	565	518	12/31/2020
59020UEZ4	2,718	2,679	39	2,679	2,413	12/31/2020
02149QAA8	55,272	53,414	1,858	53,414	52,224	12/31/2020
74160MCZ3	351	348	3	348	347	12/31/2020
466247KL6	229	99	130	99	225	12/31/2020
59549RAG9	2,233	2,223	10	2,223	2,450	12/31/2020
004421MW0	15,175	15,064	111	15,064	14,843	12/31/2020
05946XMG5	1,084	972	112	972	1,211	12/31/2020
126380AU8	4,070	3,524	546	3,524	2,454	12/31/2020
25157GBB7	42,069	41,009	1,060	41,009	40,249	12/31/2020
03215PCV9	469	466	3	466	467	12/31/2020
22541SGR3	883	878	5	878	905	12/31/2020
74160MHE5	308	306	2	306	314	12/31/2020
69371VBH9	1,233	1,220	13	1,220	1,463	12/31/2020
Quarterly Total	$223,196	$216,987	$6,209	$216,987	$210,453
		Year-end total	$57,334

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2020
Investment income earned:
Government bonds	$87
Other bonds (unaffiliated)	4,754
Bonds of affiliates	9
Preferred stocks (unaffiliated)	9
Common stocks (unaffiliated)	4
Common stocks of affiliates	6
Cash and short-term investments	34
Mortgage loans	901
Real estate	5
Contract loans	78
Other invested assets	288
Derivative instruments	90
Miscellaneous income	6
Gross investment income	$6,271

Real estate owned - book value less encumbrances	$9

Mortgage loans - book value:
Commercial mortgages	$20,451
Residential mortgages	762
Mezzanine loans	355
Affiliated commercial mortgages	84
Total mortgage loans	$21,652

Mortgage loans by standing - book value:
Good standing	$21,386
Good standing with restructured terms	229
Interest overdue more than 90 days, not in foreclosure	36
Foreclosure in process	1
Total mortgage loans	$21,652

Partnerships - statement value	$5,295

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$350
Common stocks	825

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$7,265
Over 1 year through 5 years	23,862
Over 5 years through 10 years	25,805
Over 10 years through 20 years	16,010
Over 20 years	32,253
Total maturity	$105,195

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$59,270
Class 2	38,253
Class 3	4,729
Class 4	2,259
Class 5	575
Class 6	109
Total by class	$105,195

Total bonds, short-term and cash equivalent bond investments publicly traded	$63,821
Total bonds, short-term and cash equivalent bond investments privately placed	41,374

Preferred stocks - statement value	$85
Common stocks - market value	1,019
Short-term investments - book value	168
Cash equivalents - book value	961
Options, caps and floors owned - statement value	866
Collar, swap and forward agreements open - statement value	(128)
Futures contracts open - current value	(1)
Cash on deposit	(70)

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2020
Life insurance in-force:
Industrial	$757
Ordinary	78,784
Credit	-
Group	4,161

Amount of accidental death insurance in-force under ordinary policies	4,930,682

Life insurance policies with disability provisions in-force:
Industrial	205
Ordinary	40,179
Group life	42

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	735
Income payable	381

Ordinary - involving life contingencies:
Amount on deposit	248
Income payable	81

Group - not involving life contingencies:
Amount on deposit	1
Annuities:
Ordinary:
Immediate - amount of income payable	$1,380
Deferred, fully paid - account balance	56,393
Deferred, not fully paid - account balance	36,758

Group:
Amount of income payable	470
Fully paid - account balance	569
Not fully paid - account balance	21,446

Accident and health insurance - premiums in-force:
Other	$84
Group	-
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,844
Dividend accumulations - account balance	537

Claim payments in 2020:
Group accident & health:
2020	$65
2019	111
2018	612
2017	25,891
2016	102,394
Prior	330,647

Other accident & health:
2020	(98,877)
2019	(36,642)
2018	25,003
2017	125,078
2016	257,559
Prior	640,044

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2020

(in millions)

1.  The Company’s total admitted assets as of December 31, 2020 are $205.2 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2020 are $142.1 billion.

2.  Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Senior Direct Lending Program LLC	BONDS	$847	0.60%
b.	AIG Global Real Estate Investment Corp	OIA RE	808	0.60
c.	SUNAMERICA INVESTMENT INC.	OIA	786	0.60
d.	Carlyle Group	OIA	725	0.50
e.	Duke Energy Corporation	BONDS	584	0.40
f.	Oracle Corporation	BONDS	581	0.40
g.	CVS Health Corporation	BONDS	569	0.40
h.	Microsoft Corporation	BONDS	555	0.40
i.	Exelon Corporation	BONDS	538	0.40
j.	Anheuser-Busch InBev NV/SA	BONDS	518	0.40

3.  The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$59,270	41.70%	P/RP - 1	$68	-%
NAIC - 2	38,253	26.90	P/RP - 2	14	-
NAIC - 3	4,729	3.30	P/RP - 3	-	-
NAIC - 4	2,259	1.60	P/RP - 4	-	-
NAIC - 5	575	0.40	P/RP - 5	3	-
NAIC - 6	109	0.10	P/RP - 6	-	-

4.  Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$25,842	18.20%
b.	Foreign currency denominated investments	8,727	6.10
c.	Insurance liabilities denominated in that same foreign currency	-	-

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$22,914	16.10%
b.	Countries rated NAIC - 2	2,140	1.50
c.	Countries rated NAIC - 3 or below	788	0.60

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2020

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$7,232	5.10%
Country 2: Cayman Islands	2,652	1.90
b. Countries rated NAIC - 2
Country 1: Mexico	579	0.40
Country 2: Peru	320	0.20
c. Countries rated NAIC - 3 or below
Country 1: Turkey	116	0.10
Country 2: South Africa	79	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$8,727	6.10%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$8,716	6.10%
b. Countries rated NAIC - 2	5	-
c. Countries rated NAIC - 3 or below	6	-

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,971	3.50%
Country 2: Ireland	1,367	1.00
b. Countries rated NAIC - 2
Country 1: Peru	3	-
Country 2: Mexico	2	-
c. Countries rated NAIC - 3 or below
Country 1: Turkey	2	-
Country 2: South Africa	2	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2020

(in millions)

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	5555180 DK Resi Holdco I ApS	Mortgage Loan	$361	0.30%
b.	5555207 BAILEY ACQUISITIONS LIMITED	Mortgage Loan	350	0.20
c.	5555143 GS LONDON PORTFOLIO II UNIT TRUST	Mortgage Loan	286	0.20
d.	5555161 Atlantic Estates Limited	Mortgage Loan	274	0.20
e.	5555184 The Arch Company Properties L.P.	Mortgage Loan	273	0.20
f.	5555093 The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu	Mortgage Loan	255	0.20
g.	Banco Santander, S.A.	NAIC 1 & 2	244	0.20
h.	5555187 GET LIVING LONDON EV HOLDCO LIMITED	Mortgage Loan	237	0.20
i.	5555164 BASILDON PROPERTIES LIMITED	Mortgage Loan	235	0.20
j.	5555138 Victory House (2017) Limited	Mortgage Loan	234	0.20

11.  Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13.  The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	AIG Global Real Estate Investment Corp	$786	0.60%
b.	Sunamerica Investment Inc.	786	0.60
c.	Carlyle Group	725	0.50
d.	Think Investments LLC	197	0.10
e.	MS Term Facility	195	0.10
f.	Teachers Insurance and Annuity Association of America	190	0.10
g.	AIG Home Loan	140	0.10
h.	Federal Home Loan Banks	139	0.10
i.	Northwestern Mutual Life Insurance Company, The	124	0.10
j.	Marina	119	0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2020

(in millions)

14.  Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,564	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$270	0.20
b.	Think Investments Fund LP	197	0.10
c.	MS Term Facility	195	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	AIG Global Real Estate Investment Corp	$808	$-	$808
b.	SUNAMERICA INVESTMENT INC.	786	-	786
c.	Carlyle Group	725	725	-
d.	Think Investments LLC	197	197	-
e.	MS Term Facility	195	195	-
f.	TEACHERS INSUR & ANNUITY	190	190	-
g.	AIG Home Loan	140	-	140
h.	NORTHWESTERN MUTUAL LIFE	124	124	-
i.	Marina	119	119	-
j.	NATIONWIDE MUTUAL INSURA	107	107	-

15.  Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16.  Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DK	361	0.30
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555207, GBR	350	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	286	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR	274	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	273	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	265	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IRL	255	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	255	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	237	0.20

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2020

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$1,365	1.00%
b.	Mortgage loans over 90 days past due	36	-
c.	Mortgage loans in the process of foreclosure	1	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	229	0.20

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$2	-%	$204	0.10%	$-	-%
b.	91% to 95%	9	-	45	-	-	-
c.	81% to 90%	46	-	270	0.20	-	-
d.	71% to 80%	200	0.10	777	0.50	-	-
e.	below 70%	504	0.40	19,321	13.60	-	-

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,320	0.90%	$1,198	$1,355	$1,275
b.	Repurchase agreements	114	0.10	88	156	408
c.	Reverse repurchase agreements	-	-	-	-	-
d.	Dollar repurchase agreements	-	-	-	-	-
e.	Dollar reverse repurchase agreements	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2020

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$-	-%	$-	-%
b. Income generation	-	-	-	-
c. Other	-	-	-	-

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$830	0.60%	$570	$687	$758
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$205	0.10%	$147	$228	$176
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2020

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$1,576	1.1%	$1,576	$-	$1,576	1.1%
All other governments	3,007	2.2	3,007	-	3,007	2.2
U.S. states, territories and possessions, etc. guaranteed	379	0.3	379	-	379	0.3
U.S. political subdivisions of states, territories, and possessions, guaranteed	338	0.2	338	-	338	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	8,300	6.0	8,300	-	8,300	6.0
Industrial and miscellaneous	87,640	63.5	87,640	-	87,640	63.5
Hybrid securities	582	0.4	582	-	582	0.4
Parent, subsidiaries and affiliates	350	0.3	350	-	350	0.3
SVO identified funds	-	-	-	-	-	-
Unaffiliated Bank loans	2,848	2.1	2,848	-	2,848	2.1
Total long-term bonds	105,020	76.1	105,020	-	105,020	76.1
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	85	0.1	85	-	85	0.1
Parent, subsidiaries and affiliates	-	-	-	-	-	-
Total preferred stocks	85	0.1	85	-	85	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	5	-	5	-	5	-
Industrial and miscellaneous Other (Unaffiliated)	139	0.1	139	-	139	0.1
Parent, subsidiaries and affiliates Publicly traded	4	-	4	-	4	-
Parent, subsidiaries and affiliates Other	832	0.6	821	-	821	0.6
Mutual funds	50	-	50	-	50	-
Total common stocks	1,030	0.7	1,019	-	1,019	0.7
Mortgage loans:
Farm mortgages	-	-	-	-	-	-
Residential mortgages	762	0.6	762	-	762	0.6
Commercial mortgages	20,535	14.9	20,535	-	20,535	14.9
Mezzanine real estate loans	355	0.3	355	-	355	0.3
Total valuation allowance	(274)	(0.2)	(274)	-	(274)	(0.2)
Total mortgage loans	21,378	15.6	21,378	-	21,378	15.6
Real estate:
Properties occupied by company	6	-	6	-	6	-
Properties held for production of income	3	-	3	-	3	-
Properties held for sale	-	-	-	-	-	-
Total real estate	9	-	9	-	9	-
Cash, cash equivalents and short-term investments:
Cash	(70)	(0.1)	(70)	1,295	1,225	0.9
Cash equivalents	961	0.7	961	397	1,358	1.0
Short-term investments	168	0.1	168	-	168	0.1
Total cash, cash equivalents and short-term investments	1,059	0.7	1,059	1,692	2,751	2.0
Contract loans	1,254	0.9	1,235	-	1,235	0.9

Derivatives	975	0.7	975	-	975	0.7

Other invested assets	5,410	3.9	5,295	-	5,295	3.8

Receivables for securities	106	0.1	106	-	106	0.1

Securities Lending	1,692	1.2	1,692	XXX	XXX	XXX

Other invested assets	55	-	55	-	55	-

Total invested assets	$138,073	100.0%	$137,928	$1,692	$137,928	100%

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:             ________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:             ________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ X ] No [ ]		No

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2020

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

American Home Assurance Company

An AIG Company

NAIC Code: 19380

Statutory Basis Financial Statements

As of December 31, 2020 and 2019

and for the years ended December 31, 2020, 2019 and 2018

AMERICAN HOME ASSURANCE COMPANY

Statutory Basis Financial Statements

As of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the “Company”), which comprise the statutory statements of admitted assets and of liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

New York, NY

April 23, 2021

American Home Assurance Company

Statutory Basis Financial Statement

(Dollars in Millions)

Statements of Admitted Assets

	December 31, 2020	December 31, 2019
Cash and invested assets:
Bonds, primarily at amortized cost (fair value: 2020 - $14,633; 2019 - $14,014)	$13,717	$13,277
Common stocks, at carrying value (cost: 2020 - $210; 2019 - $235)	250	245
Preferred stocks, at carrying value (cost: 2020 - $0; 2019 - $17)	-	17
Other invested assets (cost: 2020 - $2,200; 2019 - $2,406)	2,571	2,663
Mortgage loans	2,043	2,539
Short-term investments, at amortized cost (approximates fair value)	124	44
Cash and cash equivalents	441	441
Receivable for securities sold	21	112
Total cash and invested assets	$19,167	$19,338

Investment income due and accrued	$137	$146
Agents’ balances or uncollected premiums:
Premiums in course of collection	1,162	1,278
Premiums and installments booked but deferred and not yet due	140	144
Accrued retrospective premiums	435	490
High deductible policy receivables	40	43
Reinsurance recoverable on paid losses	612	400
Funds held by or deposited with reinsurers	261	215
Net deferred tax assets	621	724
Receivables from parent, subsidiaries and affiliates	94	9
Other assets	198	223
Allowance for uncollectible accounts	(39)	(45)
Total admitted assets	$22,828	$22,965

See Notes to Statutory Basis Financial Statements

  5        STATEMENTS OF ADMITTED ASSETS – As of December 31, 2020 and 2019

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions, Except Share Information)

Statements of Liabilities, Capital and Surplus

	December 31, 2020	December 31, 2019
Liabilities
Reserves for losses and loss adjustment expenses	$8,979	$9,732
Unearned premium reserves	2,731	3,104
Commissions, premium taxes, and other expenses payable	119	135
Reinsurance payable on paid loss and loss adjustment expenses	816	541
Current federal and foreign taxes payable to parent	15	2
Funds held by company under reinsurance treaties	1,809	1,945
Provision for reinsurance	25	16
Ceded reinsurance premiums payable, net of ceding commissions	487	400
Collateral deposit liability	277	276
Payable for securities purchased	246	194
Payable to parent, subsidiaries and affiliates	196	142
Derivative instruments	22	9
Other liabilities	410	474
Total liabilities	$16,132	$16,970

Capital and Surplus
Common capital stock, $20 par value, 1,758,158 shares authorized, 1,556,054 shares issued and outstanding	$31	$31
Capital in excess of par value	6,730	6,485
Unassigned surplus (deficit)	(870)	(1,381)
Special surplus funds from reinsurance	805	860
Total capital and surplus	$6,696	$5,995
Total liabilities, capital and surplus	$22,828	$22,965

See Notes to Statutory Basis Financial Statements

  6        STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2020 and 2019

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Statements of Operations and Changes in Capital and Surplus

	For the Years Ended December 31,

	2020	2019	2018
Statements of Operations
Underwriting income:
Premiums earned	$4,832	$5,369	$5,009

Underwriting deductions:
Losses incurred	3,255	2,920	3,945
Loss adjustment expenses	366	814	315
Other underwriting expenses	1,547	1,904	1,858

Total underwriting deductions	5,168	5,638	6,118

Net underwriting loss	(336)	(269)	(1,109)

Investment gain:
Net investment income earned	664	825	1,027
Net realized capital gain (loss) (net of capital gains tax expense: 2020 - $22; 2019 - $42; 2018 - $69)	91	127	(111)

Net investment gain	755	952	916

Net loss from agents’ or premium balances charged-off	(2)	(1)	(3)
Other expense	(113)	(96)	(136)

Net Income (loss) after capital gains taxes and before federal income taxes	304	586	(332)
Federal and foreign income tax benefit	(13)	(35)	(54)
Net Income (Loss)	$317	$621	$(278)

Change in Capital and Surplus
Capital and surplus, as of December 31, previous year	$5,995	$5,923	$6,238
Adjustment to beginning surplus (Note 2)	(9)	21	71

Capital and surplus, as of January 1,	5,986	5,944	6,309
Cumulative effect of changes in accounting principles	-	(39)	-
Other changes in capital and surplus:
Net Income (loss)	317	621	(278)
Change in net unrealized capital gain (loss) (net of capital gain (loss) tax expense (benefit): 2020 - $(15); 2019 - ($1); 2018 - ($50)	178	21	(137)
Change in net deferred income tax	(77)	(143)	31
Change in nonadmitted assets	11	115	(91)
Change in provision for reinsurance	(9)	13	(10)
Capital contribution (Return of Capital)	245	(504)	150
Change in par value of common stock	-	2	-
Foreign exchange translation	(116)	(12)	(20)
Change in assumed mortgage guaranty contingency reserve	(21)	(26)	(31)
Change in ceded mortgage guaranty contingency reserve	184	-	-
Other surplus adjustments	(2)	3	-
Total changes in capital and surplus	710	51	(386)
Capital and Surplus, as of December 31,	$6,696	$5,995	$5,923

See Notes to Statutory Basis Financial Statements

  7        STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2020, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Statements of Cash Flows

	For the Years Ended December 31,
	2020	2019	2018
Cash from Operations:
Premiums collected, net of reinsurance	$4,809	$5,118	$5,292
Net investment income	583	677	839
Miscellaneous income (expense)	(6)	9	4

Sub-total	5,386	5,804	6,135

Benefit and loss related payments	3,848	4,296	4,832
Commission and other expense paid	2,141	2,510	2,599
Federal and foreign income taxes recovered	(14)	(8)	(1)

Net cash (used in) provided from operations	(589)	(994)	(1,295)

Cash from Investments:
Proceeds from investments sold, matured, or repaid
Bonds	3,708	4,296	3,990
Stocks	51	140	339
Mortgage loans	485	293	111
Other investments	1,338	1,374	1,790

Total proceeds from investments sold, matured, or repaid	5,582	6,103	6,230

Cost of investments acquired:
Bonds	4,434	3,637	3,766
Stocks	46	12	56
Mortgage loans	45	164	748
Other investments	782	914	870

Total cost of investments acquired	5,307	4,727	5,440

Net cash provided from (used in) investing activities	275	1,376	790

Cash from Financing and Miscellaneous Sources:
Capital contributions	245	(15)	-
Borrowed fund repaid	-	-	(65)
Intercompany receipts	211	11	599
Net deposit activity on deposit-type contracts and other insurance	(2)	(1)	(27)
Collateral deposit liability (payments) receipts	1	(93)	(24)
Other (payments) receipt	(61)	(75)	60
Net cash (used in) provided from financing and miscellaneous activities	394	(173)	543

Net change in cash, cash equivalents, and short-term investments	80	209	38
Cash, cash equivalents, and short-term investments

Beginning of year	485	276	238

End of year	$565	$485	$276

Refer to Note 11D for description of non-cash items.

See Notes to Statutory Basis Financial Statements

  8        STATEMENTS OF CASH FLOW – for the years ended December 31, 2020, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

1.	Organization and Summary of Significant Statutory Basis Accounting Policies

A.	Basis of Organization and Presentation

Organization

American Home Assurance Company (“the Company” or “American Home”) is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. (“AIG PC US”), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. (“AIG PC”), a Delaware corporation. The Company’s ultimate parent is American International Group, Inc. (the “Ultimate Parent” or “AIG”). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the “Combined Pooling Agreement”), among the twelve companies listed below, collectively named the Combined Pool.

The member companies of the Combined Pool, their National Association of Insurance Commissioners (“NAIC”) company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

Company	NAIC Company	Pool Participation Percentage	State of Domicile
National Union *	19445	35%	Pennsylvania
American Home	19380	35%	New York
Lexington	19437	30%	Delaware
APCC	19402	0%	Illinois
C&I	19410	0%	New York
ISOP	19429	0%	Illinois
New Hampshire	23841	0%	Illinois
Specialty	26883	0%	Illinois
Assurance	40258	0%	Illinois
Granite	23809	0%	Illinois
Illinois National	23817	0%	Illinois
AIU	19399	0%	New York

* Lead Company of the Combined Pool

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2020, 2019, and 2018.

  9        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State / Location	2020	2019	2018
California	$84	$90	$103
Florida	59	62	68
United Arab Emirates	50	61	66
New York	39	32	36
Texas*	14	24	26
Bermuda**	1	57	16
Thailand**	7	27	8

* Texas was below 5% in 2020 and 2019.

**Bermuda and Thailand were below 5% in 2020 and 2018.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (“NY SAP”). Certain balances relating to prior periods have been reclassified to conform to the current year’s presentation.

Additionally, the financial statements include the Company’s U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the “Association”).

The Company’s financial information as of and for the years ended December 31, 2020, 2019 and 2018 have been presented in accordance with the terms of the Combined Pooling Agreement.

B.	Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“NY DFS”) for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual (“NAIC SAP”) have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the “Superintendent”) has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers’ compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer (“LPT”) agreements entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited (“Fortitude Re”) and Eaglestone Reinsurance Company (“Eaglestone”) within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

Accounting practices prescribed by the Insurance Department of the Commonwealth of Pennsylvania (“PA SAP”) provide for the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company applied PA SAP with concurrence from the NY DFS to reflect the transfer of collection risk on certain of the Company’s asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

The Company applied a permitted practice to account for the retroactive aggregate excess of loss reinsurance arrangement entered into with National Indemnity Company (“NICO”), a subsidiary of Berkshire Hathaway, Inc., (the “ADC”) as prospective reinsurance. However, any gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company’s Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession. For more information, see Note 7.

  10        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The use of the aforementioned permitted and prescribed practices has not affected the Company’s ability to comply with the NY DFS’s risk based capital (“RBC”) and surplus requirements for the 2020, 2019 or 2018 reporting periods.

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

December 31,	SSAP #	FS Ref	2020	2019	2018

Net Income (loss), NY SAP			$317	$621	$(278)
State prescribed or permitted practices - addition (charge):
Change in non-tabular discounting	65	(a)	17	(60)	13
Adverse Development Cover	62R	(a)	-	-	-
Present the consideration received/paid in relation to the loss reserves within paid losses	62R	(b)	-	-	-

Net Income (loss) , NAIC SAP			$334	$561	$(265)

Statutory surplus, NY SAP			$6,696	$5,995	$5,923
State prescribed or permitted practices - addition (charge):
Non-tabular discounting	65	(a)	(116)	(133)	(73)
Credits for collection risk on certain asbestos reinsurance recoveries	62R	(c)	(43)	(54)	(61)
Adverse Development Cover	62R	(d)	(799)	(854)	(920)
Present the consideration received/paid in relation to the loss reserves within paid losses	62R	(b)	-	-	-

Statutory surplus, NAIC SAP			$5,738	$4,954	$4,869

(a)

Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.

(b)	Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)

Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.

(d)

Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall changes to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company’s Unassigned surplus.

C.	Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company’s accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

•	Reserves for losses and loss adjustment expenses (“LAE”) including estimates and recoverability of the related reinsurance assets;
•	Legal contingencies;
•	Other than temporary impairment (“OTTI”) losses on investments;
•

Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

•

Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company’s statutory financial condition, results of operations and cash flows could be materially affected.

  11        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

D.	Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“US GAAP”). NAIC SAP varies from US GAAP in certain significant respects, including:

Transactions	NAIC SAP Treatment	US GAAP Treatment
Policy Acquisition Costs Principally brokerage commissions and premium taxes arising from the issuance of insurance contracts.	Costs are immediately expensed and are included in Other Underwriting Expenses, except for reinsurance ceding commissions received in excess of the cost to acquire business which are recognized as a deferred liability and amortized over the period of the reinsurance agreement.	Costs directly related to the successful acquisition of new or renewal insurance contracts are deferred and amortized over the term of the related insurance coverage.
Unearned Premiums, Unpaid Losses and Loss Expense Liabilities	Presented net of reinsurance recoverable.	Presented gross of reinsurance with corresponding reinsurance recoverable assets for ceded unearned premiums and reinsurance recoverable on unpaid losses.
Retroactive reinsurance contracts	Gains and losses are recognized in earnings immediately and surplus is segregated to the extent pretax gains are recognized. Certain retroactive affiliate or related party reinsurance contracts are accounted for as prospective reinsurance if there is no gain in surplus as a result of the transaction.	Gains are deferred and amortized over the settlement period of the ceded claim recoveries. Losses are immediately recognized in the Statements of Operations.
Investments in Bonds held as: 1) available for sale 2) fair value option	Investment grade securities (rated by NAIC as class 1 or 2) are carried at amortized cost. Non-investment grade securities (NAIC rated 3 to 6) are carried at the lower of amortized cost or fair value.

All available for sale investments are carried at fair value with changes in fair value, net of applicable taxes, reported in accumulated other comprehensive income within shareholder’s equity.

Fair value option investments are carried at fair value with changes in fair value, net of applicable projected income taxes, reported in Net Investment Income.

Investments in Common Stocks	Carried at fair value with unrealized gains and losses reported, net of applicable taxes, in the Statements of Changes in Capital and Surplus.	All equity securities that do not follow the equity method of accounting, are measured at fair value with changes in fair value recognized in earnings.
Investments in Limited Partnerships, Hedge Funds and Private Equity Interests	Carried at the underlying US GAAP equity with results from the investment’s operations recorded, net of applicable taxes, as unrealized gains (losses) directly in the Statements of Changes in Capital and Surplus.

If aggregate interests allow the holding entity to exercise more than significant influence (typically more than 3%), the investment is recorded as an equity method investment wherein the Company’s pro rata share of income or loss for the period, is recorded as net investment income and adjusted against the carrying value of the asset. Similar equity method investments in investment company entities (eg: hedge funds) is adjusted for the Company’s pro rata share of income or loss for the period which is based on the Net Asset Value (“NAV”) with changes in value recorded to Net Investment Income.

Where the aggregate interests do not allow the entity to exercise significant influence (typically less than 3%), the investment is recorded at as equity investment fair valued through net investment income. Similar equity investment in investment companies (eg: hedge funds) are recorded at NAV with changes in value recorded to Net Investment Income.

  12        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Transactions	NAIC SAP Treatment	US GAAP Treatment
Investments in Subsidiary, Controlled and Affiliated Entities (SCAs)

Subsidiaries are not consolidated.

The equity investment in SCAs are accounted for under the equity method and recorded as Common stock investments. Dividends are recorded within Net Investment Income.

Consolidation is required when there is a determination that the affiliated entity is a variable interest entity (“VIE”) and the reporting entity has a variable interest and the power to direct the activities of the VIE. The VIE assessment would consider various factors including limited partnership (LP) status and inherent rights of equity investors.

Investments in SCAs that are voting interest entities (VOE) with majority voting rights are generally consolidated.

Investments in SCAs where the holding entity exercises significant influence (generally ownership of>3% voting interests for LPs and similar entities and between 20 percent and 50 percent for other entities) are recorded at equity value. The change in equity is included within operating income.

Statement of Cash Flows	Statutory Statements of Cash Flows must be presented using the direct method. Changes in cash, cash equivalents, and short-term investments and certain sources of cash are excluded from operational cash flows.	The Statements of Cash Flows can be presented using the direct or indirect methods, however are typically presented using the indirect method. Presentation is limited to changes in cash and cash equivalents (short-term investments are excluded).
Deferred Federal Income Taxes

Deferred income taxes are established for the temporary differences between tax and book assets and liabilities, subject to limitations on admissibility of tax assets.

Changes in deferred income taxes are recorded within capital and surplus and have no impact on the Statements of Operations.

The provision for deferred income taxes is recorded as a component of income tax expense, as a component of the Statements of Operations, except for changes associated with items that are included within other comprehensive income where such items are recorded net of applicable income taxes.

Statutory Adjustments

(applied to certain assets including goodwill, furniture and equipment, deferred taxes in excess of limitations, prepaid expenses, overdue receivable balances and unsecured reinsurance amounts)

	Certain asset balances designated as nonadmitted, such as some intangible assets and certain investments in affiliated entities are excluded from the Statements of Admitted Assets and are reflected as deductions from capital and surplus.	All assets and liabilities are included in the financial statements. Provisions for uncollectible receivables are established as valuation allowances and are recognized as expense within the Statements of Operations.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E.	Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

  13        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums (“Net written premiums”) that were subject to retrospective rating features as of December 31, 2020, 2019 and 2018 were as follows:

Years ended December 31,	2020	2019	2018
Net written premiums subject to retrospectively rated contracts	$67	$91	$93
Percentage of total net written premiums	1.5%	1.7%	1.9%

As of December 31, 2020 and 2019, the admitted portion of accrued premiums related to the Company’s retrospectively rated contracts were $435 and $490, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $36 and $41 as of December 31, 2020 and 2019, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $6 and $6 as of December 31, 2020 and 2019, respectively.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured’s contractual deductible (such deductibles are referred to as “reserve credits”). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies’ insurance obligations.

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2020 and 2019:

December 31, 2020	Gross Loss Reserves	Reserve Credits on Unpaid Claims	Recoverable on Paid Claims	Total
Allied Lines	$485	$485	$7	$492
General Liabilities	550	550	6	556
Workers Compensation	3,353	3,353	32	3,385
Total	$4,388	$4,388	$45	$4,433

  14        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

As of December 31, 2020, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,094, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2020 were $1,188, or 27% of the total high deductible. Additionally, as of December 31, 2020, the Company had recoverables on paid claims greater than 90 days overdue of $15, of which $4 have been nonadmitted.

December 31, 2019	Gross Loss Reserves	Reserve Credits on Unpaid Claims	Recoverable on Paid Claims	Total
Allied Lines	$423	$423	$7	$430
General Liabilities	481	481	6	487
Workers Compensation	3,352	3,352	35	3,387
Total	$4,256	$4,256	$48	$4,304

As of December 31, 2019, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,013, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2019 were $1,142, or 27% of the total high deductible. Additionally, as of December 31, 2019, the Company had recoverables on paid claims greater than 90 days overdue of $23, of which $6 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2020 and 2019:

Counterparty*	Unsecured High Deductible Amounts

December 31,	2020	2019
Counterparty 1	$155	$142
Counterparty 2	100	89
Counterparty 3	53	86
Counterparty 4	50	74
Counterparty 5	50	69
Counterparty 6	47	54
Counterparty 7	40	51
Counterparty 8	39	35
Counterparty 9	34	22
Counterparty 10	25	21

*Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured’s requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer’s requirement for an underlying primary insurance policy in lieu of self-insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

  15        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2020 and 2019, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance

Reinsurance transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F–Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity’s experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company’s Provision for reinsurance with concurrence from the NY DFS.

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported (“IBNR”) and LAE losses are determined on the basis of actuarial specialists’ evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers’ compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

  16        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2020 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2020 and 2019 were $1,264 and $1,303, respectively.

As of December 31, 2020, the Company had annuities with aggregate statement values in excess of one percent of its policyholders’ surplus with life insurer affiliates as follows:

Life Insurance Company	State of Domicile	Licensed in New York	Statement Value
American General Life Insurance Company of Texas	Texas	No	$ 152
American General Life Insurance Company of Delaware	Delaware	No	248
The United State Life Insurance Company in the City of New York	New York	Yes	812

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three ‘levels’ based upon the observability of inputs available in the marketplace as discussed below:

•

Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

  17        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

•

The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm’s length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office (“NAIC IAO”).

•

The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

•	The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds and Loan Backed and Structured Securities

Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of “1” or “2” (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of “3”, “4”, “5”, “5GI”, “6” or “6*” (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed with the NAIC IAO, and have not received a designation in over a year, are assigned a 5GI or 6* designation depending on if the obligor is current on contracted principal and interest. Bond and LBaSS securities are assigned a 5GI designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities (“MBS”) and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees are reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

  18        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of “P1” or “P2”, having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of “RP1” or “RP2”, which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of “3” through “6” are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity’s financial statements as presented on a basis consistent with the nature of the affiliates’ operations (including any nonadmitted amounts). The Company’s share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

  19        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

•	The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;
•	Fundamental credit risk of the issuer exists; and/or
•	Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected regardless of management’s ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

•	If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;
•

If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

•

If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

•	If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

•	If an order of liquidation or other fundamental credit issues with the partnership exists;
•	If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;
•	If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or
•	If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company’s share of:

•	direct and assumed premium as gross premium,
•	underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,
•	insurance and reinsurance balances in the Statements of Admitted Assets,
•

all other non-insurance assets and liabilities held by the Association, all of which are on its members’ behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

•	cashflows in the Statements of Cash Flows.

  20        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments are recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company’s employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2020, 2019 and 2018 of $5, $7 and $5, respectively.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the “Tax Sharing Agreement”) with AIG, effective January 1, 2018, and approved by the Company’s Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

•

The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax (“BEAT”) are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

•

The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. §1.1502-13(b)(1), if the “intercompany items” from such transaction, as defined in Treas. Reg. §1.1502-13(b)(2), have not been taken into account pursuant to the “matching rule” of Treas. Reg. §1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments (“TAAAs”) shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company’s separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2020, the Company’s separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

  21        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized (“adjusted gross deferred tax asset”). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company’s framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

•	the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
•	the sustainability of recent operating profitability of our subsidiaries;
•	the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;
•	the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and
•	prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2.	Accounting Adjustments to Statutory Basis Financial Statements

A.	Change in Accounting Principles

2020 Changes

In 2020, there were no significant changes or modifications in the Statements of Statutory Accounting Principles (“SSAP”).

2019 Changes

In 2019, the Company revised its accounting policy of investments in hedge funds accounted for as equity method investments. These investments were no longer accounted for using a one month lag. The cumulative impact on the Company’s surplus as of December 31, 2018 was a decrease of $39 and was reflected as a Cumulative effect of changes in accounting principles within surplus.

In 2019, there were no significant changes or modifications in the SSAP.

2018 Changes

In 2018, there were no significant changes or modifications in the SSAP.

  22        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Adjustments to Surplus

During 2020, 2019 and 2018 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $(9), $21 and $72, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP 3”), the corrections of errors have been reported in the 2020, 2019 and 2018 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2020 corrections would have decreased the 2019 and 2018 pre-tax income by $2 and $0, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2020, 2019 and 2018 is presented in the following tables:

2020 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2019	$5,995	$22,965	$16,970
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	-	-	-
Income tax corrections	(9)	(9)	-
Total adjustments to beginning Capital and Surplus	(9)	(9)	-
Balance at January 1, 2020 as adjusted	$5,986	$22,956	$16,970

An explanation for each of the adjustments for prior period corrections is described below:

Income tax corrections – The decrease in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

2019 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2018	$5,923	$24,667	$18,744
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	9	-	(9)
Income tax corrections	12	12	-
Total adjustments to beginning Capital and Surplus	21	12	(9)
Balance at January 1, 2019 as adjusted	$5,944	$24,679	$18,735

An explanation for each of the adjustments for prior period corrections is described below:

Liability corrections – The decrease in total liabilities is primarily the result of a) Premium overstatement and b) foreign exchange translation correction on Japan Yen business.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

2018 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2017	$6,238	$25,638	$19,400
Adjustments to beginning Capital and Surplus:
Asset corrections	56	56	-
Liability corrections	6	-	(6)
Income tax corrections	10	10	-
Total adjustments to beginning Capital and Surplus	72	66	(6)
Balance at January 1, 2018 as adjusted	$6,310	$25,704	$19,394

  23        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections – The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections – The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

3.	Investments

A.	Bond Investments

The reconciliations from carrying value to fair value of the Company’s bond investments as of December 31, 2020 and 2019 are outlined in the tables below:

December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$175	$8	$(1)	$182
All other governments	120	3	(2)	121
States, territories and possessions	248	52	-	300
Political subdivisions of states, territories and possessions	208	10	-	218
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	2,503	152	(4)	2,651
Industrial and miscellaneous	10,463	732	(34)	11,161
Total	$13,717	$957	$(41)	$14,633

December 31, 2019	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$267	$3	$-	$270
All other governments	116	2	(2)	116
States, territories and possessions	361	34	-	395
Political subdivisions of states, territories and possessions	298	9	-	307
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	2,492	97	(2)	2,586
Industrial and miscellaneous	9,743	614	(17)	10,340
Total	$13,277	$759	$(21)	$14,014

  24        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The carrying values and fair values of bonds at December 31, 2020, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

December 31, 2020	Carrying Value	Fair Value
Due in one year or less	$533	$537
Due after one year through five years	2,287	2,397
Due after five years through ten years	1,659	1,758
Due after ten years	1,407	1,597
Structured securities	7,954	8,469
Total	$13,840	$14,758

B.	Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2020 were:

Category	Minimum Lending Rate %	Maximum Lending Rate %
Office	2.3%	3.5%
Hotel/Motel	12.0%	12.0%
Residential	2.9%	4.5%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80 percent. The Company’s mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2020
Recorded Investment
Current	$-	$-	$194	$-	$1,824	$-	$2,018
30 - 59 days past due	-	-	-	-	-	-	-
60 - 89 days past due	-	-	1	-	-	-	1
90 - 179 days past due	-	-	-	-	24	-	24
Greater than 180 days past due	-	-	1	-	-	-	1
Total	$-	$-	$196	$-	$1,848	$-	$2,044
2019
Recorded Investment
Current	$-	$-	$398	$-	$2,066	$73	$2,537
30 - 59 days past due	-	-	-	-	-	-	-
60 - 89 days past due	-	-	1	-	-	-	1
90 - 179 days past due	-	-	1	-	-	-	1
Greater than 180 days past due	-	-	-	-	-	-	-
Total	$-	$-	$400	$-	$2,066	$73	$2,539

C.	Loan-Backed and Structured Securities

The Company did not record any non-credit OTTI losses during 2020, 2019 and 2018 for LBaSS.

As of December 31, 2020, 2019 and 2018, the Company held LBaSS for which it recognized $31, $13 and $43, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

  25        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,	2020	2019
Aggregate unrealized losses:
Less than 12 Months	$28	$9
12 Months or longer	$13	$10
Aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$1,158	$1,013
12 Months or longer	$449	$511

D.	Unrealized losses

The fair value of the Company’s bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2020 and 2019 are set forth in the tables below:

December 31, 2020	Less than 12 Months		12 Months or Longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. governments	$8	$(1)	$-	$-	$8	$(1)
All other governments	17	(11)	4	(5)	21	(16)
States, territories and possessions	17	-	-	-	17	-
Political subdivisions of states, territories and possessions	-	-	-	-	-	-
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	339	(4)	1	-	340	(4)
Industrial and miscellaneous	1,376	(45)	477	(29)	1,853	(74)
Total bonds	$1,757	$(61)	$482	$(34)	$2,239	$(95)
Non-affiliated	10	(1)	-	-	10	(1)
Total common stocks	$10	$(1)	$-	$-	$10	$(1)
Total bonds and stocks	$1,767	$(62)	$482	$(34)	$2,249	$(96)

December 31, 2019	Less than 12 Months		12 Months or Longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. governments	$22	$-	$-	$-	$22	$-
All other governments	13	(7)	7	(6)	20	(13)
States, territories and possessions	-	-	-	-	-	-
Political subdivisions of states, territories and possessions	4	-	-	-	4	-
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	126	(1)	149	(1)	275	(2)
Industrial and miscellaneous	1,289	(25)	444	(17)	1,733	(42)
Total bonds	$1,454	$(33)	$600	$(24)	$2,054	$(57)
Non-affiliated	26	-	-	-	26	-
Total common stocks	$26	$-	$-	$-	$26	$-
Total bonds and stocks	$1,480	$(33)	$600	$(24)	$2,080	$(57)

  26        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

E.	Realized Gains Losses

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows:

Years ended December 31	2020		2019		2018
	Bonds	Equity Securities	Bonds	Equity Securities	Bonds	Equity Securities
Proceeds from sales	$1,222	$34	$2,020	$108	$1,924	$339
Gross realized gains	89	-	88	8	14	21
Gross realized losses	(30)	-	(17)	-	(27)	-

F.	Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company’s exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company’s exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company’s exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company’s derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The Company has determined that the currency and interest rate derivatives do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, Accounting for Derivative Instruments and Hedging Transactions (“SSAP 86”). As a result, the Company’s currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in Net investment income earned.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2020 and 2019.

  27        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

	December 31, 2020		Year ended December 31, 2020

Derivative Financial Instrument	Outstanding Notional Amount	Fair Value	Realized capital gains/ (losses)	Unrealized capital gains / (losses)
Swaps	$2,185	$(39)	$2	$(29)
Forwards	956	17	-	17
Total	$3,141	$(22)	$2	$(12)

	December 31, 2019		Year ended December 31, 2019

Derivative Financial Instrument	Outstanding Notional Amount	Fair Value	Realized Capital gains/(losses)	Unrealized capital gains / losses
Swaps	$2,075	$(9)	$-	$(13)
Forwards	54	-	-	-
Total	$2,129	$(9)	$-	$(13)

G.	Other Invested Assets

During 2020, 2019 and 2018, the Company recorded OTTI losses on investments in joint ventures and partnerships of $56, $48, and $91, respectively.

H.	Investment Income

The Company did not have any accrued investment income receivables over 90 days past due as of December 31, 2020 and 2019. Investment expenses of $29, $30 and $36 were included in Net investment income earned for the years ended December 31, 2020, 2019 and 2018, respectively.

I.	Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,948 and $1,604 as of December 31, 2020 and 2019, respectively.

4.	Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicate the level of the fair value measurement as of December 31, 2020 and 2019:

December 31, 2020	Level 1	Level 2	Level 3	Total
Bonds	$-	$283	$46	$329
Common stocks	10	-	-	10
Mutual funds	-	-	1	1
Derivative assets	-	50	-	50
Derivative liabilities	-	(72)	-	(72)
Total	$10	$261	$47	$318

December 31, 2019	Level 1	Level 2	Level 3	Total
Bonds	$-	$227	$139	$366
Common stocks	14	-	37	51
Mutual funds	-	-	2	2
Derivative assets	-	29	-	29
Derivative liabilities	-	(37)	-	(37)
Total	$14	$219	$178	$411

  28        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

A.	Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2020 and 2019.

	Beginning Balance at January 1, 2020	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) included in Net Income	Total Gains (Losses) Included in Surplus	Purchases, Sales, Issuances, Settlements, Net	Balance at December 31, 2020
Bonds	$139	$116	$(117)	$(4)	$-	$(88)	$46
Common stocks	37	28	-	(2)	(3)	(60)	-
Mutual funds	2	-	-	-	-	-	2
Total	$178	$144	$(117)	$(6)	$(3)	$(148)	$48

	Beginning Balance at January 1, 2019	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) included in Net Income	Total Gains (Losses) included in Surplus	Purchases, Sales, Issuances, Settlements, Net	Balance at December 31, 2019
Bonds	$96	$203	$(67)	$(3)	$10	$(100)	$139
Common stocks	25	-	-	(2)	-	14	37
Mutual funds	-	1	-	-	1	-	2
Total	$121	$204	$(67)	$(5)	$11	$(86)	$178

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and this observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

	Fair Value at December 31, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Assets:
Bonds	$5	Discounted cash flow	Yield	4.14%-5.72% (4.73%)

  29        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2020 and 2019:

December 31, 2020	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carry Value)
Bonds	$14,633	$13,717	$-	$11,016	$3,617	$-
Cash equivalents and short term investments	155	155	23	60	73	-
Common stocks	17	17	10	7	-	-
Derivative assets	50	50	-	50	-	-
Derivative liabilities	(72)	(72)	-	(72)	-	-
Mortgage loans	2,141	2,043	-	-	2,141	-
Mutual funds	1	1	-	-	1	-
Total	$16,925	$15,911	$33	$11,061	$5,832	$-

December 31, 2019	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carry Value)
Bonds	$14,014	$13,277	$2	$10,277	$3,735	$-
Cash equivalents and short term investments	342	342	280	61	-	-
Common stocks	61	61	14	9	37	-
Derivative assets	29	29	-	29	-	-
Derivative liabilities	(37)	(37)	-	(37)	-	-
Mortgage loans	2,615	2,539	-	-	2,615	-
Mutual funds	2	2	-	-	2	-
Preferred stocks	71	17	-	71	-	-
Total	$17,097	$16,230	$296	$10,410	$6,389	$-

5.	Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company’s net reserves for losses and LAE as of December 31, 2020, 2019 and 2018, is set forth in the table below:

December 31,	2020	2019	2018
Reserves for losses and LAE, end of prior year	$9,732	$10,935	$12,115
Incurred losses and LAE related to:
Current accident year	3,599	3,772	4,000
Prior accident year	22	(39)	260
Total incurred losses and LAE	$3,621	$3,733	$4,260
Paid losses and LAE related to:
Current accident year	(1,307)	(1,214)	(1,182)
Prior accident year	(3,067)	(3,722)	(4,258)
Total paid losses and LAE	(4,374)	(4,936)	(5,440)
Reserves for losses and LAE, end of current year	$8,979	$9,732	$10,935

During 2020, after applying the impact of the ADC, the Company reported net unfavorable incurred loss and LAE of approximately $22. This was due to the changes in discount of $8 as a result of interest rate fluctuations. This results in an unfavorable prior year development (“PYD”) of $30.

•

Unfavorable development in U.S. Financial Lines, notably D&O, Employment Practices Liability (“EPLI”), Mergers and Acquisitions, Cyber and Non-Medical Professional Errors & Omissions business where the Company reacted to increasing frequency and severity in recent accident years;

•	Unfavorable development in Personal Lines where the Company reacted to adverse development in Homeowners and Umbrella.

  30        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

During 2019, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $39. This was due to the changes in discount of $37 as a result of interest rate fluctuations. This results in a favorable prior year development (“PYD”) of $2.

The favorable prior year development is generally a result of the following:

•	Favorable development on 2017 Hurricanes and 2017 California Wildfires subrogation recoverables in Commercial Property and Personal Lines;
•

Favorable development on Workers Compensation, both guaranteed cost business and large deductible and Defense Base Act business (covering government contractors serving at military bases overseas) where we reacted to favorable loss trends in recent accident years.

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of our commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

The 2018 unfavorable prior year development is generally a result of the following:

•

Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where we reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

•

Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

•	Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

The Company’s reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $234, $310 and $249 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company paid $5, $13 and $9 in the reporting period to settle 137, 148 and 204 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2020, 2019 and 2018, respectively.

A. Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company’s future operating results or financial position.

  31        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

	Asbestos Losses			Environmental Losses
December 31,	2020	2019	2018	2020	2019	2018
Direct
Loss and LAE reserves, beginning of year	$734	$727	$797	$307	$285	$215
Incurred losses and LAE	(61)	54	(17)	(1)	51	97
Calendar year paid losses and LAE	(55)	(47)	(53)	(20)	(29)	(27)
Loss and LAE Reserves, end of year	$618	$734	$727	$286	$307	$285

Assumed reinsurance
Loss and LAE reserves, beginning of year	$305	$316	$258	$18	$17	$19
Incurred losses and LAE	1	4	76	1	2	(1)
Calendar year paid losses and LAE	(14)	(15)	(18)	(1)	(1)	(1)
Loss and LAE Reserves, end of year	$292	$305	$316	$18	$18	$17

Net of reinsurance
Loss and LAE reserves, beginning of year	$1	$1	$1	$-	$-	$-
Incurred losses and LAE	-	-	-	-	-	-
Calendar year paid losses and LAE	-	-	-	-	-	-
Loss and LAE Reserves, end of year	$1	$1	$1	$-	$-	$-

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management’s judgment after reviewing all the available loss, exposure, and other information.

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

Asbestos	Loss Reserves		LAE Reserves
December 31,	2020	2019	2020	2019
Direct basis:	$233	$364	$26	$40
Assumed reinsurance basis:	106	116	12	13
Net of ceded reinsurance basis:	-	-	-	-

Environmental	Loss Reserves		LAE Reserves
December 31,	2020	2019	2020	2019
Direct basis:	$119	$133	$51	$57
Assumed reinsurance basis:	5	6	2	2
Net of ceded reinsurance basis:	-	-	-	-

B.	Loss Portfolio Transfer

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the “Reinsureds” (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers’ compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers’ compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

  32        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT (“Re-ceded Portfolio”) on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers’ compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

Company	Novation	Commutation	LPTs (Previously commuted business and 2016 Exit Portfolio)	Re-ceded Portfolio	Total
Reserves
Eaglestone Reinsurance Company	$(1,577)	$(2,895)	$-	$41	$(4,431)
Fortitude Reinsurance Company	1,577	-	4,013	-	5,590
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)

Consideration (Paid) Received as Funds Held, Cash and Securities
Eaglestone Reinsurance Company	(1,734)	(2,895)	-	41	(4,588)
Fortitude Reinsurance Company	1,734	-	4,013	-	5,747
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)

  33        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

Company	Novation	Commutation	LPTs (Previously commuted business and 2016 Exit Portfolio)	Re-ceded Portfolio	Total Change in Reserves
Eaglestone Reinsurance Company	$(1,477)	$(2,567)	$-	$32	$(4,012)
Fortitude Reinsurance Company	1,477	-	3,442	-	4,919
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	898	(1,205)	(11)	(318)
American Home Assurance Company	-	898	(1,205)	(11)	(318)
Lexington Insurance Company	-	771	(1,032)	(10)	(271)
Total Combined Pool	-	2,567	(3,442)	(32)	(907)

C.	Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts its workers’ compensation (both tabular and non-tabular) reserves.

The calculation of the Company’s tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 5.0 percent and 3.5 percent interest rate as of December 31, 2020 and 2019, respectively. Only case basis reserves are subject to tabular discounting. The December 31, 2020 and 2019 liabilities include $631 and $570 of such discounted reserves, respectively.

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company’s reserves as of December 31, 2020, 2019 and 2018.

Lines of Business	2020	2019	2018
Workers’ Compensation
Case Reserves	$161	$124	$135

As of December 31, 2020, 2019 and 2018, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $301, $203, and $184, respectively.

Non-Tabular Discount

The Company’s non-tabular workers’ compensation case reserves are discounted using the Company’s own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company’s reserves as of December 31, 2020, 2019 and 2018.

Lines of Business	2020	2019	2018
Workers’ Compensation
Case Reserves	$116	$133	$73

As of December 31, 2020, 2019 and 2018, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $19, $142, and $193, respectively.

  34        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

6.	Related Party Transactions

A.	American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG’s international general insurance operations. At the time of forming the Association, the member companies thereto entered into an Inter-Reinsurance Agreement (“IRA”) to govern the business pooled in the Association. Immediately prior to June 1, 2019, the participation percentages for the Association pool members companies are set forth in the table below:

Member Company	NAIC Co. Code	Participation Percent
Combined Pool Member companies, as follows:
National Union	19445	78%
New Hampshire	23841	12%
American Home	19380	10%

Effective June 1, 2019, the IRA was commuted. Notwithstanding the commutation, all of the business at issue continues to be pooled in accordance with the Combined Pooling Agreement referenced in Note 6A.

Therefore, the commutation has no net impact to the member companies of the Combined Pool. However, the commutation, together with associated operational changes, has resulted in an increase in direct underwriting activity being reported by certain member companies of the Combined Pool.

B.	Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2020, 2019 and 2018 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company’s admitted assets as of December 31, 2020, 2019 and 2018:

			2020
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
03/25/20	Purchase of securities	National Union	$183	Securities	$183	Cash
06/09/20	Capital Contribution	AIG PC US	245	Cash	-	-
12/29/20	Purchase of securities	National Union	115	Securities	115	Cash
Various	Capital Contribution	AHAC DECO Sub LLC	-	-	302	Securities

			2019
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
01/30/19	Purchase of securities	National Union	$154	Securities	$154	-
02/13/19	Return of Capital	AIG PC US	-	-	486	Securities

			2018
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
12/31/18	Capital Contribution	AIG PC US	$150	Receivables	$-	-

  35        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Glatfelter Insurance Group Reinsurance Company (“GIG Re”) Novation

On January 1, 2020, GIG Re novated its Munich Re 2019 & prior in-force reinsurance business to National Union accounted for as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. The novation consideration was equal to the total statutory reserves and resulted in no gain or loss on the transaction. Further, GIG RE commuted its National Union business back to National Union. As a result, total reserves transferred to the Combined Pool were $261 of Loss and LAE and $129 of unearned premium of which the Company’s proportionate share was $91 of Loss and LAE and $45 of unearned premium.

The novation was accounted for as retroactive reinsurance in accordance with SSAP 62R.

Lexington Insurance Company (“Lexington”) and American International Reinsurance Company, Ltd. (“AIRCO”) Commutation

During 2020, Lexington and AIRCO entered into a commutation agreement which partially commutes the Casualty Quota Share Reinsurance Contract (“QS Agreement”) which was in effect since January 1, 2010. As a result of the commutation, the companies settled the obligations and liabilities known and unknown of Lexington under the 2016-2019 accident years of the QS Agreement. Any obligations or liabilities of the companies under the 2010-2015 and 2020 Accident Years will continue to be settled under modified QS Agreement.

As a result of the commutation, Lexington transferred reserves back to AIRCO of $397 for Loss and LAE, of which the Company’s proportionate share after pooling was $139 for Loss and LAE.

The partial commutation of the original arrangement was accounted for in accordance with SSAP 62R as prospective reinsurance with the consideration paid reflected as paid losses within Loss and LAE line of the Income Statement.

AIG Europe SA (“AESA”) Commutation

Effective November 30, 2020, the 55% All Lines Assumed Quota Share Arrangement (“ALQS”) originally entered into in 2019 between the Combined Pool members and AESA was partially commuted, maintaining the accident year stop-loss arrangement in effect. As a result of the commutation, the Combined Pool members transferred reserves back to AESA of $1,010 for Loss and LAE, and $543 of unearned premium, of which the Company’s proportionate share was $354 for loss and LAE, and $190 of unearned premium.

The partial commutation of the original arrangement was accounted for in accordance with SSAP 62R as prospective reinsurance with the consideration paid reflected as paid losses within Loss and LAE line of the Income Statement.

AIRCO Retrocession

Effective December 31, 2020, the Company, with other members of the Pool, entered into a prospective reinsurance arrangement with AIRCO, whereby members of the Pool retroceded 100 percent of their future reinsurance obligations associated with certain underlying mortgage insurance policies stemming from a previously executed assumed quota-share arrangement. The arrangement is accounted for prospectively, on a funds withheld basis, in accordance with SSAP 62R. As part of the arrangement, a contra mortgage guaranty contingency reserve, in the amount of $525 was recorded by the Pool, of which the Company’s proportionate share was $184 as of December 31, 2020.

Share Repurchase

On January 23, 2019, NY DFS approved American Home’s plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to 7. The distribution via a share repurchase agreement with the per share repurchase price equal to the American Home’s statutory book value per share was calculated as of September 30, 2018.

On February 14, 2019, American Home repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, American Home filed an amendment to its charter with DFS to increase the par value of the American Home’s common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the American Home’s common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

  36        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

AIG Global Real Estate Investment Corp. (“AIGGRE”) Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE – AIGGRE U.S. Real Estate Fund I, LP (“U.S. Fund I”), AIGGRE U.S. Real Estate Fund II, LP (“U.S. Fund II” and, together with U.S. Fund I, the “U.S. Funds”), and AIGGRE Europe Real Estate Fund I S.C.SP (“Europe Fund I”). The U.S. Funds each closed on November 1, 2018.

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company’s interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company’s interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (US Fund III), a real estate investment fund managed AIGGRE. At the closing of US Fund III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of US Fund III, the Company contributed cash (approximately $23).

AIGGRE Europe Real Estate Fund II S.C.SP (“Europe II Fund”) closed on March 8, 2019. In connection with the closing of Europe II Fund, the Company made a capital commitment to the fund of $43 (representing an approximate 7% equity interest therein), and contributed cash to the fund (approximately $4).

In December 2020, the Company and several of its U.S. insurance company affiliates sold a portion of their equity interests in U.S. Fund III to third parties. The Company sold all of its equity interests in the fund representing approximately 9.73% of U.S. Fund III to the third parties for a purchase price of approximately $78. After the close of the sale to third parties, the Company had no remaining capital commitments to U.S. Fund III. At the close of the sale to the third parties, a portion of the purchase price was paid in cash and the remainder is being paid based on the loan agreements between the Company and the third parties.

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, Europe Fund I, and Europe Fund II, after certain additional capital was called, was approximately $87, $86, $16, and $34, respectively. As of December 31, 2020 the Company’s balance in U.S. Fund I, U.S. Fund II, Europe Fund I, and Europe Fund II was $31, $148, $22 and $13, respectively.

At December 31, 2019, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I, and Europe Fund II, after certain additional capital was called, was approximately $91, $99, $97, $16, and $38, respectively. As of December 31, 2019 the Company’s balance in U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I, and Europe Fund II was $41, $215, $53, $23 and $4, respectively.

The AIGGRE investments are presented as Other invested assets on the Statement of Admitted Assets.

  37        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

C.	Amounts Due to or from Related Parties

At December 31, 2020 and 2019, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,	2020	2019

Balances with other member pool companies	$81	-
Balances with other affiliates	13	9

Receivable from parent, subsidiaries and affiliates	$94	$9

Balances with National Union	$188	$117
Balances with other member pool companies	-	17
Balances with other affiliates	8	8

Payable to parent, subsidiaries and affiliates	$196	$142

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2020 and 2019 were $(15) and $(2), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2020 or 2019.

D.	Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies’ rating status issued by certain rating agencies, as disclosed in Note 10.

E.	Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company’s admitted assets during 2020, 2019 and 2018:

Affiliates	2020	2019	2018

AIG Claims Inc.	$152	$172	$192
AIG PC Global Services, Inc.*	108	124	66
Total	$260	$296	$258

*AIG PC Global Services, Inc. is below one-half of one percent in 2020 and 2018.

F.	Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the “Loan Facility”). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2020 and 2019, the Company had no outstanding liability pursuant to this Loan Facility.

  38        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Significant debt terms and covenants include the following:

•	The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;
•

The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

•

The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) The Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11 E regarding funds borrowed from FHLB.

7.	Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2020, 2019 and 2018:

Years Ended December 31,	2020		2019		2018
	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$396	$438	$508	$631	$482	$672
Reinsurance premiums assumed:
Affiliates	7,816	8,148	8,252	8,162	7,221	7,322
Non-affiliates	187	221	105	100	147	192
Gross premiums	8,399	8,807	8,865	8,893	7,850	8,186

Reinsurance premiums ceded:
Affiliates	1,562	1,702	1,482	1,490	1,063	1,268
Non-affiliates	2,440	2,272	2,181	2,034	1,803	1,909
Net premiums	$4,397	$4,833	$5,202	$5,369	$4,984	$5,009

  39        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

As of December 31, 2020 and 2019, and for the years then ended, the Company’s unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

	Unearned Premium Reserves	Paid Losses and LAE	Reserves for Losses and LAE
December 31, 2020:
Affiliates	$644	$56	$6,951
Non-affiliates	815	557	9,603
Total	$1,459	$613	$16,554

December 31, 2019:
Affiliates	$781	$63	$8,519
Non-affiliates	648	337	8,374
Total	$1,429	$400	$16,893

A.	Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company’s reinsurance had been cancelled as of December 31, 2020 and 2019 with the return of the unearned premium reserve is as follows:

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium Reserve	Commission Equity	Premium Reserve	Commission Equity	Premium Reserve	Commission Equity
December 31, 2020
Affiliates	$3,899	$869	$644	$130	$3,255	$739
All Other	89	20	815	165	(726)	(145)
Total	$3,988	$889	$1,459	$295	$2,529	$594

December 31, 2019
Affiliates	$4,172	$978	$781	$163	$3,391	$815
All Other	122	29	648	135	(526)	(106)

Total	$4,294	$1,007	$1,429	$298	$2,865	$709

B.	Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders’ surplus at December 31, 2020 and 2019 with respect to an individual reinsurer, and each of such reinsurer’s related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer	2020	2019

Affiliates:
Combined Pool*	$6,721	$7,080
Eaglestone	577	605
Other affiliates	179	8
Total affiliates	$7,477	$7,693

Berkshire Hathaway Group	96	81
Swiss Reinsurance Group	538	467
Munich Reinsurance Group**	250	128
Hannover Re Group**	211	177
Total Non-affiliates	1,095	853

Total affiliates and non-affiliates	$8,572	$8,546

* Includes intercompany pooling impact of $437 related to Unearned Premium Reserve, $6,143 related to Reserves for Losses and LAE and $8 related to Paid losses and LAE as of and for the year ended December 31, 2020, and $634, $6,248, and $6, respectively, as of and for the year ended December 31, 2019.

**Munich Reinsurance Group and Hannover Re Group were below 3% in 2019.

  40        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

C.	Reinsurance Recoverable in Dispute

At December 31, 2020 and 2019, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $35 and $37 as of December 31, 2020 and 2019, respectively.

D.	Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO’s 80 percent share, NICO’s limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home’s share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO’s claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO’s obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company’s Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2020, 2019 and 2018 was $2,287, $2,176 and $1,984, respectively. American Home’s share of this gain as of December 31, 2020, 2019 and 2018 was $799, $854 and $920, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E.	Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool’s net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies’ reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2020 and 2019 the amount in trust was $3,743 and $4,326, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2020 and 2019 was $1,164 and $1,201, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

8.	Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (“the Tax Act”). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (“GILTI”), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (“BEAT”), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions we made and actions we may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, we treat BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner.

No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2020.

  41        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars In Millions)

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (CARES) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

The components of the Company’s net deferred tax assets/liabilities (“DTA”/“DTL”) as of December 31, 2020 and 2019 are as follows:

	12/31/2020					12/31/2019						Change
	Ordinary	Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total

Gross DTA	$792		$249		$1,041		$892		$241		$1,133		$(100)		$8		$(92)
Statutory Valuation Allowance	15		17		32		13		53		66		2		(36)		(34)
Adjusted Gross DTA	777		232		1,009		879		188		1,067		(102)		44		(58)
Nonadmitted DTA	52		-		52		31		-		31		21		-		21
Subtotal Admitted DTA	725	-	232	-	957	-	848	-	188	-	1,036	-	(123)	-	44	-	(79)
DTL	104		232		336		123		188		311		(19)		44		25
Net Admitted DTA/(DTL)	$621		$-		$621		$725		$-		$725		$(104)		$-		$(104)

At December 31, 2020, the Company recorded gross deferred tax assets (“DTA”) of $1,041. A valuation allowance of $15 was established on deferred tax assets related to foreign tax credits and $17 on net capital deferred tax assets, as it is management’s belief that they will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2020 and 2019:

	12/31/2020			12/31/2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Adjusted gross DTAs realizable within 36 months or 15 percent of statutory surplus (the lesser of 1 and 2 below)	621	-	621	725	-	725	(104)	-	(104)
1. Adjusted gross DTAs realizable within 36 months	621	-	621	725	-	725	(104)	-	(104)
2. 15 percent of statutory surplus	NA	NA	912	NA	NA	790	NA	NA	122
Adjusted gross DTAs that can be offset against DTLs	104	232	336	123	188	311	(19)	44	25
Total DTA admitted as the result of application of SSAP 101	$725	232	957	$848	$188	$1,036	$(123)	$44	$(79)

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	489%	413%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.	$6,073	$5,271

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,	2020	2019	Change
Federal income tax	$(22)	$(42)	$20
Foreign income tax	8	7	1
Subtotal	(14)	(35)	21
Federal income tax on net capital gains	22	42	(20)
Federal and foreign income taxes incurred	$8	$7	$1

  42        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2020 and 2019:

	2020	2019	Change
Ordinary
Discounting of unpaid losses	$120	$128	$(8)
Nonadmitted assets	13	15	(2)
Unearned premium reserve	156	147	9
Bad debt expense	8	9	(1)
Net operating loss carry forward	322	406	(84)
Foreign tax credit carry forward	81	80	1
Investments	46	26	20
Mortgage Contingency Reserve	-	34	(34)
Intangible Assets	11	13	(2)
Other temporary differences	35	34	1
Subtotal	792	892	(100)
Statutory valuation allowance adjustment	15	13	2
Nonadmitted	52	31	21
Admitted ordinary deferred tax assets	$725	$848	$(123)
Capital
Investments	$231	$228	$3
Unrealized capital losses	18	13	5
Subtotal	249	241	8
Statutory valuation allowance	17	53	(36)
Admitted capital deferred tax assets	232	188	44
Admitted deferred tax assets	$957	$1,036	$(79)

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2020 and 2019:

	2020	2019	Change
Ordinary
Investments	$69	$80	$(11)
Tax Act adjustment to discounting of unpaid losses	27	32	(5)
Compensation and benefits accrual	7	7	-
Other temporary differences	2	5	(3)
Subtotal	105	124	(19)
Capital
Investments	$153	$128	$25
Unrealized capital gains (losses)	79	59	20
Other temporary differences	1	1	-
Subtotal	233	188	45
Deferred tax liabilities	336	312	24
Net deferred tax assets/liabilities	$621	$724	$(103)

  43        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The change in net deferred tax assets is comprised of the following:

	2020	2019	Change
Adjusted gross deferred tax assets	$1,010	$1,067	$(57)
Total deferred tax liabilities	(337)	(312)	(25)
Net deferred tax assets/ (liabilities)	673	755	(82)
Tax effect of unrealized gains (losses)			(15)
Total change in net deferred tax			$(67)
Change in deferred tax - current year			(81)
Change in deferred tax - current year - other surplus items			5
Change in deferred tax - current year - total			(76)
Change in deferred tax – prior period correction			9
Total change in deferred tax - current year			$(67)

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2020:

	Current	Deferred	Total
SSAP 3 impact:
SSAP 3 - general items	$3	$(8)	$(5)
SSAP 3 - statutory valuation allowance	-	17	17
Subtotal SSAP 3	3	9	12
SSAP 3 - unrealized gain/loss	-	-	-
SSAP 3 - adjusted tax assets and liabilities	3	9	12
SSAP 3 - nonadmitted impact	-	(21)	(21)
Total SSAP 3 impact	$3	$(12)	$(9)

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2020, 2019 and 2018:

  44        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

	2020		2019		2018
Description	Amount	Tax Effect	Amount	Tax Effect	Amount	Tax Effect
Net Income (Loss) Before Federal Income Taxes and Capital Gains Taxes	$325	$68	$628	$132	$(263)	$(55)
Book to Tax Adjustments:
Tax Exempt Income, net of proration	(11)	(2)	(18)	(4)	(34)	(7)
Stock Options And Other Compensation	9	2	10	2	-	-
Change in Nonadmitted Assets	10	2	18	4	28	6
Statutory Valuation Allowance	-	(17)	-	19	-	40
Return to Provision	-	(1)	-	(2)	-	(1)
Change in contingency reserve	162	34	(26)	(5)	(31)	(7)
FTC carryforward expiration	-	3	-	-	-	-
Other	(20)	(3)	(14)	4	36	8
Total Book to Tax Adjustments	150	18	(30)	18	(1)	39
Total Income Tax	$475	$86	$598	$150	$(264)	$(16)
Federal and Foreign Income Taxes Incurred	-	(13)	-	(35)	-	(54)
Federal Income Tax on Net Capital Gains	-	22	-	42	-	69
Change in Net Deferred Income Taxes	-	77	-	143	-	(31)
Total Income Tax	$-	$86	$-	$150	$-	$(16)

Operating loss and tax credit carry-forwards
At December 31, 2020 the Company had net operating loss carry forwards expiring through the year 2038 of:	$1,532
At December 31, 2020 the Company had foreign tax credits expiring through the year 2030 of:	$81

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2020. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2020, there was a $3 receivable related to tax return errors and omissions and a $17 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2007 through 2013 and open to examination through 2019.

  45        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table lists those companies that form part of the 2020 AIG consolidated federal income tax return:

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited	AH SLP 1094 San Lucas, LLC
AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC	AH SubGP 1098 Green Pines, LLC
AH SubGP 1158 Flat Iron, LLC	AH SubGP 1170 Palms at Vero Beach, LLC	AH SubGP 1212 Painted Desert, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC
AH SubGP 1384 Woodglen, LLC	AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC
AH SubGP 1535 Hunter’s Run, LLC	AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC
AH SubGP 1631 Broadway, LLC	AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC
AH SubGP 641 McKinney Apartments, LLC	AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC
AH SubGP 785 Mayfield, LLC	AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC
AH SubGP 929 Collinwood, LLC	AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC
AH SubGP MDL, LLC	AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC
AIG Assurance Company	AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.
AIG Commercial Equipment Finance, Inc.	AIG Consumer Finance Group, Inc.	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.
AIG Employee Services, Inc.	AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.
AIG G5, Inc.	AIG Global Asset Management Holdings Corp.	AIG Global Capital Markets Securities, LLC	AIG Global Real Estate Investment Corp.	AIG Insurance Management Services, Inc.
AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.	AIG Life of Bermuda, Ltd.
AIG Markets, Inc.	AIG Matched Funding Corp.	AIG Mortgage Capital, LLC	AIG North America, Inc.	AIG Partnership Holdings Corp.
AIG PC Global Services Inc.	AIG Procurement Services, Inc.	AIG Property Casualty Company	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.
AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Specialty Insurance Company
AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)	AIG Travel, Inc.	AIG Warranty Services of Florida, Inc.
AIG Warranty Services, Inc.	AIG WarrantyGuard, Inc.	AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.
AIG-FP Pinestead Holdings Corp.	AIGGRE Dakota Springs Investor LLC	AIGGRE DC Ballpark Investor, LLC	AIGGRE Europe Real Estate Fund I	AIGGRE Livermore Longfellow Investor LLC
AIGGRE Market Street II LLC	AIGGRE North Getty Investor LLC	AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC
AIGGRE U.S. Real Estate Fund III	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.
Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation
American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Ins. Co. Non-Insulated	American General Life Insurance Co. - Insulat

  46        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Company	Company	Company	Company	Company
American General Life Insurance Company	American General Life Services Company, LLC	American General Realty	American Home Assurance Company	American International Facilities Management
American International Group, Inc.	American International Realty Corporation	American International Reinsurance	Applewood Funding Corp.	Arthur J. Glatfelter Agency, Inc.
Barnegat Funding Corp.	Blackboard Customer Care Insurance Services	Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company
Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC	CAP Investor 10, LLC	CAP Investor 14, LLC	CAP Investor 2, LLC
CAP Investor 4, LLC	CAP Investor 5, LLC	CAP Investor 8, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company
Connective Mortgage Advisory Company	Crop Risk Services, Inc.	Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.
DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company	Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.
Fortitude Group Holdings, LLC	Fortitude Group Services, Inc.	Fortitude Life & Annuity Solutions, Inc.	Fortitude Re Investments, LLC	Fortitude Reinsurance Company, Ltd.
Foundry Insurance Agency, Inc.	GIG of Missouri, Inc.	GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC
Glatfelter Underwriting Services, Inc.	Grand Savannah SAHP Corp.	Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.
Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation	LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.
Livetravel, Inc.	LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited	MIP Mezzanine, LLC
MIP PE Holdings, LLC	Morefar Marketing, Inc.	Mt. Mansfield Company, Inc.	National Union Fire Insurance	National Union Fire Insurance Company
New Hampshire Insurance Company	PCG 2019 Corporate Member Limited	Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.	Prairie SAHP Corp.
Raptor Funding Corp.	Rialto Melbourne Investor LLC	Risk Specialists Companies	SA Affordable Housing, LLC	SA Investment Group, Inc.
SA SubGP 1000 Woodwind Lakes, LLC	SAAHP GP Corp.	SAFG Retirement Services, Inc.	SAHP GA III - SC LLC	SAI Deferred Compensation Holdings, Inc.
Sandstone (2016) Ltd.	SCSP Corp.	Service Net Solutions of Florida, LLC	Service Net Warranty, LLC	SLP Housing GPDNAC, LLC
SNW Insurance Agency, LLC	Spruce Peak Realty, LLC	Stowe Mountain Holdings, Inc.	Stratford Insurance Company	SubGen NT, Inc.
SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC	SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC	SunAmerica Fund Assets 112, LLC
SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC	SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company
SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC	The Glatfelter Agency, Inc.	The Insurance Company of the	The United States Life Insurance
The United States Life Insurance Company	The Variable Annuity Life - Insulated	The Variable Annuity Life - Non-Insulated	The Variable Annuity Life Insurance Company	Travel Guard Group, Inc.
Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company	Validus America, Inc.
Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.	Validus Specialty, LLC
Volunteer Firemen’s Insurance Services, Inc.	Webatuck Corp.	Westco Claims Management Services, Inc.	Westco Insurance Managers, Inc.	Western World Insurance Company
Western World Insurance Group, Inc.

  47        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

9.	Capital and Surplus and Dividend Restrictions

A.	Dividend Restrictions

Under New York law, the Company may pay dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2021, as of December 31, 2020 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2020 and 2019.

B.	Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2020 and 2019 represented or reduced by each item below is as follows:

Years Ended December 31,	2020	As Adjusted* 2019	2019
Unrealized gains and losses (net of taxes)	$312	$129	$130
Nonadmitted asset values	(112)	(123)	(102)
Provision for reinsurance	(25)	(16)	(16)
* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2020 and 2019.

10.	Contingencies

A.	Legal Proceedings

In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG’s insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company’s financial position or results of operation.

  48        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 And 2019 And for years ended December 31, 2020, 2019 And 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B.	Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C.	Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2020, the Company may be called upon for additional capital investments of up to $996.

At December 31, 2020 the Company had $304 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D.	Guarantees

The Company had issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies’ rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company’s place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

  49        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2020:

Guaranteed Company			Date Issued	Date Terminated	Policyholder Obligations @ 12/31/2020	Invested Assets @ 12/31/2020	Estimated Loss @ 12/31/2020	Policyholders’ Surplus 12/31/2020
21st Century Advantage Insurance Company (f/k/a AIG Advantage Insurance Company )			12/15/1997	8/31/2009	$-	$21	$-	$22
21st Century North America Insurance Company (f/k/a American International Insurance Company )			11/5/1997	8/31/2009	9	611	-	613
21st Century Pinnacle Insurance Company (f/k/a American International Insurance Company of New Jersey)			12/15/1997	8/31/2009	1	19	-	20
AIG Edison Life Insurance Company (f/k/a GE Edison Life Insurance Company)			8/29/2003	3/31/2011	7,248	92,029	-	2,507
American General Life and Accident Insurance Company	*		3/3/2003	9/30/2010	1,469	199,832	-	7,511
American General Life Insurance Company	*		3/3/2003	12/29/2006	7,588	199,832	-	7,511
American International Assurance Company (Australia) Limited	*	*	11/1/2002	10/31/2010	443	1,799	-	574
Chartis Europe, S.A. (f/k/a AIG Europe, S.A.)	*		9/15/1998	12/31/2012	4,968	7,005	-	2,074
AIG Seguros Mexico, S.A. de C.V. (f/k/a AIG Mexico Seguros Interamericana, S.A. de C.V.)	*		12/15/1997	3/31/2015	83	98	-	146
Chartis UK (f/k/a Landmark Insurance Company, Limited (UK))	*		3/2/1998	11/30/2007	148	5,816	-	2,439
Farmers Insurance Hawaii (f/k/a AIG Hawaii Insurance Company, Inc.)			11/5/1997	8/31/2009	-	25	-	26
Lloyd’s Syndicate (1414) Ascot (Ascot Underwriting Holdings Ltd.)			1/20/2005	10/31/2007	6	831	-	57
SunAmerica Annuity and Life Assurance Company (Anchor National Life Insurance Company)	*		1/4/1999	12/29/2006	718	199,832	-	7,511
SunAmerica Life Insurance Company	*		1/4/1999	12/29/2006	2,092	199,832	-	7,511
The United States Life Insurance Company in the City of New York	*		3/3/2003	4/30/2010	3,181	29,451	-	1,790
The Variable Annuity Life Insurance Company	*		3/3/2003	12/29/2006	4,357	90,247	-	2,906
Total					$32,311	$1,027,280	$-	$43,218

* Current affiliates

** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company’s best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

  50        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

E.	Joint and Several Liabilities

AIUI and the Company are jointly and severally obligated to the policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $14 and $13 of loss reserves in respect of such policies as of December 31, 2020 and 2019, respectively. As of December 31, 2020, if the Japan affiliates were to fail to satisfy their obligations, the Company’s share of the aggregate exposure under the pooling agreement is $8.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

11.	Other Significant Matters

A.	Other Assets

As of December 31, 2020 and 2019, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets	2020	2019
Deposit accounting assets	11	10
Equities in underwriting pools and associations	36	43
Guaranty funds receivable on deposit	2	9
Loss funds on deposit	68	74
Other assets	81	87
Total other admitted assets	$198	$223

B.	Other Liabilities

As of December 31, 2020 and 2019, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities	2020	2019
Assumed Mortgage Guaranty Contingency Reserve	$184	$162
Ceded Mortgage Guaranty Contingency Reserve	(184)	-
Escrow Deposit Liability	138	132
Other accrued liabilities	114	152
Retroactive reinsurance reserves - assumed	99	-
Retroactive reinsurance reserves - ceded	(26)	(27)
Deferred commission earnings	57	36
Escrow funds (NICO)	22	29
Accrued retrospective premiums	13	15
Servicing carrier liability	11	-
Remittances and items not allocated	4	-
Paid loss clearing contra liability (loss reserve offset for paid claims)	(22)	(25)
Total other liabilities	$410	$474

  51        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

C.	Other (Expense) Income

For the years ended December 31, 2020, 2019 and 2018, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense) income	2020	2019	2018
Fee income on deposit programs	$-	$2	$1
Interest expense on reinsurance program	(79)	(111)	(148)
Other (expense) income	(34)	13	11
Total other (expense) income	$(113)	$(96)	$(136)

D.	Non-Cash items

For the years ended December 31, 2020, 2019 and 2018, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions	2020	2019	2018
Capital contribution from parent:
Return of Capital	-	(486)	-
Receivable	-	-	150
AESA Commutation:			-
Premiums collected	(81)	-	-
Benefit and loss related payments	20	-	-
Commissions	60	-	-
Funds Held:
Premiums collected	(22)	(36)	(62)
Benefit and loss related payments	87	195	(15)
Interest	(74)	(107)	(146)
Commission and other expense paid	19	52	23
Funds held	10	104	200
Securities received/transferred:
Securities received	809	875	1,244
Securities transferred	(1,230)	(1,267)	(1,662)

E.	Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $7 and $9 of stock in the FHLB at December 31, 2020 and 2019, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2020, the Company had an actual borrowing capacity of $988 based on qualified pledged collateral. At December 31, 2020, the Company had borrowings of $0 from the FHLB.

F.	Insurance-Linked Securities

As of December 31, 2020 and 2019, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force.

  52        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

G.	COVID-19 Premium Refunds, Rate Reductions, and Policyholder Dividends

The impact of COVID-19 is evolving and will ultimately depend upon the scope, severity and duration of the crisis as well as the actions taken by governments, legislative bodies or regulators and other third parties in response, all of which are highly uncertain at this time. Please refer to AIG’s Form 10-K for year-end 2020 for additional information regarding the impact of this event on AIG and its businesses.

During 2020, the Company reported voluntary premium refunds and rate reductions resulting from COVID-19 in the amount of $41 and $5, respectively. The Company accounts for premium refunds and rate reductions consistent with SSAP 53 and SSAP 66, and are recognized as a reduction to written or earned premium with the unearned premium reserve adjusted accordingly.

12.	Subsequent Events

Subsequent events have been considered through April 23, 2021 for these Financial Statements issued on April 23, 2021.

Type I – Recognized Subsequent Events:

None.

Type II – Nonrecognized Subsequent Events:

Effective January 1, 2021, the Combined Pooling Agreement was amended and restated among the twelve companies listed below. The new pool participation percentages of the pool members, as compared to those as of December 31, 2020, are as follows:

Company	NAIC Company Code	Pool Participation Percentage as of January 1, 2021	Pool Participation Percentage as of December 31, 2020	State of Domicile
National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)*	19445	35%	35%	Pennsylvania
American Home Assurance Company (American Home)	19380	32%	35%	New York
Lexington Insurance Company (Lexington)	19437	30%	30%	Delaware
AIG Property Casualty Company (APCC)	19402	0%	0%	Illinois
Commerce and Industry Insurance Company (C&I)	19410	3%	0%	New York
The Insurance Company of the State of Pennsylvania (ISOP)	19429	0%	0%	Illinois
New Hampshire Insurance Company (New Hampshire)	23841	0%	0%	Illinois
AIG Specialty Insurance Company (Specialty)	26883	0%	0%	Illinois
AIG Assurance Company (Assurance)	40258	0%	0%	Illinois
Granite State Insurance Company (Granite)	23809	0%	0%	Illinois
Illinois National Insurance Co. (Illinois National)	23817	0%	0%	Illinois
AIU Insurance Company (AIU)	19399	0%	0%	New York

* Lead Company of the Combined Pool

  53        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2020 and 2019 and for years ended December 31, 2020, 2019 and 2018.